              As filed with the Securities and Exchange Commission

                                 on May 1, 2001


                                         Registration Nos. 33-11905 and 811-5010
                                         ---------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |X|

         Pre-Effective Amendment No.
         Post-Effective Amendment No. 37                                    |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT                                 |X|
  COMPANY ACT OF 1940
         Amendment No. 38                                                   |X|

                              THE HUNTINGTON FUNDS
               (Exact Name of Registrant as Specified in Charter)
                              41 South High Street
                              Columbus, Ohio 43287
                              --------------------
                    (Address of principal executive offices)
                                 1-800-544-8347
                                 --------------
              (Registrant's telephone number, including area code)

                     Name and address of agent for service:
                     -------------------------------------
                                 Ronald J. Corn
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287


                                   Copies to:
                                  Ropes & Gray
                               One Franklin Square
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005


Approximate Date of Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box) |X| immediately upon filing pursuant to paragraph (b)
|_| on ________  pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for post-effective amendment No.[] filed on [date].

Title of Securities Being Registered: Shares of Beneficial Interest

                         INVESTMENT A SHARES PROSPECTUS
                         INVESTMENT B SHARES PROSPECTUS




                               MONEY MARKET FUNDS
                          Huntington Money Market Fund
                  Huntington Ohio Municipal Money Market Fund
                     Huntington Florida Tax-Free Money Fund
                   Huntington U.S. Treasury Money Market Fund


            EQUITY FUNDS                               INCOME FUNDS
       Huntington Growth Fund              Huntington Mortgage Securities Fund
   Huntington Income Equity Fund              Huntington Ohio Tax-Free Fund
   Huntington Rotating Index Fund           Huntington Michigan Tax-Free Fund
  Huntington Dividend Capture Fund       Huntington Fixed Income Securities Fund
Huntington International Equity Fund        Huntington Intermediate Government
  Huntington Mid Corp America Fund                     Income Fund
    Huntington New Economy Fund



                                  MAY 1, 2001


                            [HUNTINGTON FUNDS LOGO]


   The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

         HUNTINGTON FUNDS                        TABLE OF CONTENTS

HOW TO READ THIS PROSPECTUS

The Huntington Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Investment A Shares and Investment B Shares of the Huntington Funds that you should know before investing. The Funds also offer Trust Shares, which are offered in a separate prospectus.


Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Huntington Funds.

                                                INTRODUCTION
                                                    3
                                                                        FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                      [ICON]
                                                       MONEY MARKET FUNDS
                                                    4  Money Market Fund
                                                    8  Ohio Municipal Money Market Fund
                                                   12  Florida Tax-Free Money Fund
                                                   16  U.S. Treasury Money Market Fund
                                                       EQUITY FUNDS
                                                   19  Growth Fund
                                                   22  Income Equity Fund
                                                   26  Rotating Index Fund
                                                   29  Dividend Capture Fund
                                                   32  International Equity Fund
                                                   37  Mid Corp America Fund
                                                   40  New Economy Fund
                                                       INCOME FUNDS
                                                   44  Mortgage Securities Fund
                                                   48  Ohio Tax-Free Fund
                                                   52  Michigan Tax-Free Fund
                                                   56  Fixed Income Securities Fund
                                                   61  Intermediate Government Income Fund
                                                                                            SHAREHOLDER INFORMATION

                                      [ICON]
                                                   65  Distribution of the Funds
                                                   66  Distribution Plan (12b-1 Fees)
                                                   67  Sales Charges
                                                   69  Contingent Deferred Sales Charges
                                                   69  Purchasing Shares
                                                   72  Exchanging Shares
                                                   73  Redeeming Shares
                                                                                    MORE ABOUT THE HUNTINGTON FUNDS

                                      [ICON]
                                                   76  Management of the Trust
                                                   79  Dividends and Distributions
                                                   79  Tax Consequences
                                                   81  Financial Highlights
                                                   96  Additional Investment Strategies
                                                   98  Investment Practices
                                                  104  Glossary of Investment Risks


 FOR MORE INFORMATION ABOUT THE HUNTINGTON FUNDS, PLEASE SEE THE BACK COVER OF
                                 THE PROSPECTUS


This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made. As of the date of this Prospectus, the Funds are not being offered for sale, other than to existing shareholders, in Delaware, Idaho, Iowa, Mississippi, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Dakota, Puerto Rico, Rhode Island, South Dakota or Vermont.

   INTRODUCTION

   Each Huntington Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington Funds, you should know a few basics about investing in mutual funds.

   The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.


   AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HUNTINGTON FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF HUNTINGTON ASSET ADVISORS, INC., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.


   Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Each Fund's investment goal is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees.

   The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MONEY MARKET FUND
   FUND SUMMARY



    Investment Goal                   To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of
                                      high quality money market instruments
    Investment Focus                  High-quality, short-term debt securities
    Principal Investment              Employs top-down analysis of economic and market factors to
    Strategy                          select Fund investments
    Share Price Volatility            Low
    Investor Profile                  Short-term or risk averse investors seeking our typically
                                      highest-yielding money market fund
    INVESTMENT STRATEGY               The Huntington Money Market Fund seeks to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market
                                      instruments.

                                      The Adviser strives to maintain a $1.00 net asset value per share for the Money Market Fund by investing in commercial paper and other short-term money market instruments for the
                                      Money Market Fund which are either rated in the highest
                                      rating category by a Nationally Recognized Statistical
                                      Rating Organization or unrated and deemed to be of
                                      comparable quality by the Adviser. In managing the
                                      portfolio, the Adviser determines an appropriate maturity
                                      range for the Fund (currently between 25 and 60 days) and
                                      each individual security held and endeavors to diversify the portfolio across market sectors. In addition, the Adviser
                                      analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Interest-Rate Risk: The possibility that the value of the
                                           Fund's investments will decline due to an increase in
                                           interest rates, or that the Fund's yield will decrease
                                           due to a decline in interest rates.
                                           Credit Risk: The possibility that an issuer cannot make
                                           timely interest and principal payments on its securities. In general, the lower a security's credit rating, the
                                           higher its credit risk.
                                           For more information about these risks, please see "Glossary of Investment Risks."
    AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF HUNTINGTON ASSET ADVISORS,
    INC., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
    INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
    VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE
    FUND.

                                       [Icon]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MONEY MARKET FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

   This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year.*

   PERFORMANCE BAR CHART AND TABLE

1992                                                                             3.34
1993                                                                             2.63
1994                                                                             3.76
1995                                                                             5.48
1996                                                                              4.9
1997                                                                             5.07
1998                                                                             5.03
1999                                                                             4.67
2000                                                                             5.81

   * The performance information shown above is based on a calendar year.


   This table shows the Fund's average annual total returns for periods ending December 31, 2000. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.


AVERAGE ANNUAL TOTAL RETURNS


(for the periods ending
December 31, 2000)



                                                                      1 YEAR            5 YEARS        SINCE INCEPTION
                                                                       -----------------------------------------------
     MONEY MARKET FUND -- INVESTMENT A SHARES                         5.81%              5.09%              4.58%*

                                                                       -----------------------------------------------
     MONEY MARKET FUND -- INVESTMENT B SHARES(1)
     (with applicable Contingent Deferred Sales Charge)               0.05%              3.98%              3.80%*
    ------------------------------------------------------------------------------------------------------------------



    (1) Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.



    * Since 5/1/91.


Best Quarter:  Q3 2000                                                    1.49%

Worst Quarter: Q2 1993                                                    0.63%

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MONEY MARKET FUND
                                                  CONTINUED

   YIELD

   The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

   The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.


   To obtain current yield information for the Fund, please call 1-800-253-0412.


   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A    INVESTMENT B
      SHAREHOLDER FEES                                                 SHARES          SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------------    ------------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)                                  0%              0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                                 0%           5.00%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)*                 0%              0%



                                                                    INVESTMENT A    INVESTMENT B
      ANNUAL FUND OPERATING EXPENSES                                  SHARES**         SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                    ------------    ------------

      Investment Advisory Fees                                          0.27%           0.27%
      Distribution and/or Service (12b-1) Fees                          0.25%           1.00%
      Other Expenses                                                    0.47%           0.21%
      Total Annual Fund Operating Expenses                              0.99%**         1.48%


    * Does not include any wire transfer fees, if applicable.


   **Expense information has been restated to reflect current fees.

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MONEY MARKET FUND
                                                  CONTINUED
   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Investment A Shares                       $101     $315     $  547     $1,213
Investment B Shares
If you do not sell your shares:           $151     $468     $  808     $1,638
If you sell your shares at the end of
  the period:                             $651     $868     $1,108     $1,638

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  OHIO MUNICIPAL MONEY MARKET
                                                  FUND
   FUND SUMMARY


    Investment Goal                   To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity
    Investment Focus                  Ohio tax-free money market securities
    Principal Investment              Attempts to invest in high-quality, short-term Ohio tax-free
    Strategy                          securities
    Share Price Volatility            Low
    Investor Profile                  Ohio residents seeking income exempt from federal and Ohio state personal income taxes
    INVESTMENT STRATEGY               The Huntington Ohio Municipal Money Market Fund seeks to
                                      provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

                                      The Adviser strives to maintain a $1.00 net asset value per share for the Ohio Municipal Money Market Fund by investing substantially all of the Fund's assets in short-term OHIO
                                      TAX-EXEMPT SECURITIES which are either rated in the highest rating category by a Nationally Recognized Statistical
                                      Rating Organization or unrated and deemed to be of
                                      comparable quality by the Adviser. In managing the
                                      portfolio, the Adviser determines an appropriate maturity
                                      range for the Fund (currently between 35 and 80 days) and
                                      each individual security held and endeavors to diversify the portfolio's holdings within Ohio as much as possible. In
                                      addition, the Adviser analyzes cash flows, maturities,
                                      settlements, tax payments, yields and credit quality and
                                      monitors new issue calendars for potential purchases.
                                      For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to
                                      federal income tax or Ohio personal income taxes.
                                      OHIO TAX-EXEMPT SECURITIES are debt obligations which (i)
                                      are issued by or on behalf of the state of Ohio or its
                                      respective authorities, agencies, instrumentalities and
                                      political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is
                                      exempt from federal income tax and Ohio personal income
                                      taxes.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  OHIO MUNICIPAL MONEY MARKET
                                                  FUND
                                                  CONTINUED



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           State Specific Risk: By concentrating its investments in
                                           Ohio, the Fund may be more vulnerable to unfavorable
                                           developments in that state than funds that are more
                                           geographically diversified. The economy of Ohio is
                                           largely concentrated in agriculture, motor vehicles and
                                           equipment, steel, rubber products and household
                                           appliances, and therefore tends to be more cyclical
                                           than some other states and the nation as a whole.
                                           Diversification Risk: As a non-diversified fund, the Fund
                                           may invest a greater percentage of its assets in the
                                           securities of a single issuer than do other mutual
                                           funds, therefore Fund performance can be significantly
                                           affected by the performance of one or a small number of
                                           issuers.
                                           Interest-Rate Risk: The possibility that the Fund's
                                           investments will decline in value due to an increase in
                                           interest rates, or that the Fund's yield will decrease
                                           due to a decline in interest rates.
                                           Credit Risk: The possibility that an issuer cannot make
                                           timely interest and principal payments on its obligations.
                                           The lower a security's rating, the greater its credit
                                           risk.

                                      For more information about these risks, please see "Glossary of Investments Risks."
    AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF HUNTINGTON ASSET ADVISORS,
    INC., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
    INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
    VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE
    FUND.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  OHIO MUNICIPAL MONEY MARKET
                                                  FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

   This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year.*

   PERFORMANCE BAR CHART AND TABLE

1992                                                                             2.51%
1993                                                                             1.98
1994                                                                             2.31
1995                                                                             3.47
1996                                                                             3.04
1997                                                                             3.17
1998                                                                             2.97
1999                                                                             2.69
2000                                                                             3.43

   * The performance information shown above is based on a calendar year.
   This table shows the Fund's average annual total returns for periods ending December 31, 2000.

Best Quarter  Q2 1995                                                     0.91%
Worst Quarter Q1 1994                                                     0.44%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending
December 31, 2000)

                                                                                                       SINCE CLASS
                                                                      1 YEAR            5 YEARS         INCEPTION
                                                                   -----------------------------------------------
     OHIO MUNICIPAL MONEY MARKET FUND -- INVESTMENT A SHARES           3.43%              3.06%            2.91%*
    --------------------------------------------------------------------------------------------------------------

   * Since 5/1/91.

   YIELD

   The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Ohio Municipal Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

   The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.


   To obtain current yield information for the Fund, please call 1-800-253-0412.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  OHIO MUNICIPAL MONEY MARKET
                                                  FUND
                                                  CONTINUED

   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)                                  0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                                 0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)*                 0%



                                                                    INVESTMENT A
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)**                  ------------

      Investment Advisory Fees                                          0.30%
      Distribution and/or Service (12b-1) Fees                          0.25%

      Other Expenses                                                    0.48%
      Total Annual Fund Operating Expenses**                            1.03%


    * Does not include any wire transfer fees, if applicable.


   **Expense information has been restated to reflect current fees.


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                          ------    -------    -------    --------
Investment A Shares                        $105      $328       $569       $1,259

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  FLORIDA TAX-FREE MONEY FUND
   FUND SUMMARY


    Investment Goal                   To seek to provide the highest level of interest income
                                      exempt from federal income tax, consistent with liquidity
                                      and stability of principal
    Investment Focus                  Florida tax-free money market securities
    Principal Investment              Attempts to invest in high-quality, short-term Florida
    Strategy                          tax-free securities
    Share Price Volatility            Low
    Investor Profile                  Florida residents seeking income exempt from federal
                                      personal income tax and Florida intangible personal property tax
    INVESTMENT STRATEGY               The Huntington Florida Tax-Free Money Fund seeks to provide the highest level of interest income exempt from federal
                                      income tax, consistent with liquidity and stability of
                                      principal.
                                      The Adviser strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing
                                      substantially all of the Fund's assets in short-term FLORIDA
                                      TAX-EXEMPT SECURITIES which are either rated in the highest rating category by a Nationally Recognized Statistical
                                      Rating Organization or unrated and deemed to be of
                                      comparable quality by the Adviser.

                                      In managing the portfolio, the Adviser determines an
                                      appropriate maturity range for the Fund (currently between
                                      35 and 80 days) and each individual security held and
                                      endeavors to diversify the portfolio's holdings within
                                      Florida as much as possible. In addition, the Adviser
                                      analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
                                      As part of the Adviser's strategy to take advantage of the exemption from Florida's intangible tax in any year, the
                                      Adviser may engage, on an annual basis, in significant
                                      portfolio restructuring to sell non-exempt assets.
                                      Transaction costs involved in such restructuring may
                                      adversely affect the Fund's performance and possibly offset any gains achieved by investing in the assets sold.
                                      For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to
                                      federal income tax.
                                      FLORIDA TAX-EXEMPT SECURITIES are debt obligations which (i)
                                      are issued by or on behalf of the state of Florida or its
                                      respective authorities, agencies, instrumentalities and
                                      political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is
                                      exempt from federal income tax and the value of which is
                                      exempt from the Florida intangible personal property tax.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  FLORIDA TAX-FREE MONEY FUND
                                                  CONTINUED



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           State Specific Risk: By concentrating its investments in
                                           Florida, the Fund may be more vulnerable to unfavorable
                                           developments in that state than funds that are more
                                           geographically diversified. The economy of Florida is
                                           largely concentrated in agriculture, tourism and
                                           construction and is adversely affected by severe
                                           weather conditions. It is also impacted by changes in
                                           the economies of Central and South America.
                                           Diversification Risk: As a non-diversified fund, the Fund
                                           may invest a greater percentage of its assets in the
                                           securities of a single issuer than do other mutual
                                           funds, therefore Fund performance can be significantly
                                           affected by the performance of one or a small number of
                                           issuers.
                                           Interest-Rate Risk: The possibility that the Fund's
                                           investments will decline in value due to an increase in
                                           interest rates, or that the Fund's yield will decrease
                                           due to a decline in interest rates.
                                           Credit Risk: The possibility that an issuer cannot make
                                           timely interest and principal payments on its obligations.
                                           The lower a security's rating, the greater its credit
                                           risk.

                                      For more information about these risks, please see "Glossary of Investments Risks."
    AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF HUNTINGTON ASSET ADVISORS,
    INC., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
    INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
    VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE
    FUND.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  FLORIDA TAX-FREE MONEY FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

   This bar chart shows the performance of the Fund's Investment A Shares for its first full calendar year of operations.*

   PERFORMANCE BAR CHART AND TABLE

2000                                                                             3.48%

   * The performance information shown above is based on a calendar year.
   This table shows the Fund's average annual total returns for periods ending December 31, 2000.

Best Quarter  Q2 2000                                                     0.90%
Worst Quarter Q1 2000                                                     0.76%

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2000)

                                                                             SINCE CLASS
                                                                    1 YEAR    INCEPTION
                                                                     -------------------
     FLORIDA TAX-FREE MONEY FUND -- INVESTMENT A SHARES              3.48%      3.12%*
    ------------------------------------------------------------------------------------

   * Since 1/28/99.

   YIELD

   The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Florida Tax-Free Money Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

   The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.


   To obtain current yield information for the Fund, please call 1-800-253-0412.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  FLORIDA TAX-FREE MONEY FUND
                                                  CONTINUED

   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)                                0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                               0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)*               0%



                                                                    INVESTMENT A
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)**                  ------------

      Investment Advisory Fees                                          0.30%
      Distribution and/or Service (12b-1) Fees                          0.25%

      Other Expenses                                                    0.55%
      Total Annual Fund Operating Expenses**                            1.10%


    * Does not include any wire transfer fees, if applicable.


   **Expense information has been restated to reflect current fees.


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Investment A Shares                       $112     $350      $606      $1,340

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  U.S. TREASURY MONEY MARKET
                                                  FUND
   FUND SUMMARY



    Investment Goal                   To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in
                                      obligations issued by the U.S. Government and backed by its full faith and credit and in repurchase agreements with
                                      respect to such obligations
    Investment Focus                  U.S. Treasury obligations
    Principal Investment              Invests exclusively in U.S. Government obligations and
    Strategy                          repurchase agreements on such obligations
    Share Price Volatility            Low
    Investor Profile                  Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury
                                      obligations
    INVESTMENT STRATEGY               The Huntington U.S. Treasury Money Market Fund seeks to
                                      maximize current income while preserving capital and
                                      maintaining liquidity by investing exclusively in
                                      obligations issued by the U.S. Government and backed by its full faith and credit and in repurchase agreements with
                                      respect to such obligations.

                                      The Adviser strives to maintain a $1.00 net asset value per share for the U.S. Treasury Money Market Fund by investing substantially all of the Fund's assets in short-term
                                      obligations of the U.S. government. In managing the
                                      portfolio, the Adviser determines an appropriate maturity
                                      range for the Fund (currently between 25 and 60 days) and
                                      each individual security held. In addition, the Adviser
                                      analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue
                                      calendars for potential purchases.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Interest-Rate Risk: The possibility that the value of the
                                           Fund's investments will decline due to an increase in
                                           interest rates, or that the Fund's yield will decrease
                                           due to a decline in interest rates.
                                           For more information about these risks, please see "Glossary of Investments Risks."
    AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF HUNTINGTON ASSET ADVISORS,
    INC., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
    INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
    VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE
    FUND.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  U.S. TREASURY MONEY MARKET
                                                  FUND
                                                  CONTINUED
   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

   This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year.*

   PERFORMANCE BAR CHART AND TABLE

1994                                                                             3.68%
1995                                                                             5.43
1996                                                                             4.87
1997                                                                             4.95
1998                                                                             4.85
1999                                                                             4.42
2000                                                                             5.56

   * The performance information shown above is based on a calendar year.
   This table shows the Fund's average annual total returns for periods ending December 31, 2000.

Best Quarter:  Q3 2000                                                    1.44%

Worst Quarter: Q1 1994                                                    0.68%

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2000)

                                                                                                       SINCE CLASS
                                                                      1 YEAR            5 YEARS         INCEPTION
                                                                   -----------------------------------------------
     U.S. TREASURY MONEY MARKET FUND -- INVESTMENT A SHARES           5.56%              4.93%           4.76%*
    --------------------------------------------------------------------------------------------------------------

   * Since 10/19/93.

   YIELD

   The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

   The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.


   To obtain current yield information for the Fund, please call 1-800-253-0412.

                                       [ICON]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  U.S. TREASURY MONEY MARKET
                                                  FUND
                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)                                0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                               0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)*               0%



                                                                    INVESTMENT A
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)**                  ------------

      Investment Advisory Fees                                          0.20%
      Distribution and/or Service (12b-1) Fees                          0.25%

      Other Expenses                                                    0.45%
      Total Annual Fund Operating Expenses**                            0.90%


    * Does not include any wire transfer fees, if applicable.


   **Expense information has been restated to reflect current fees.


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Investment A Shares                       $ 92     $287      $498      $1,108

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  GROWTH FUND
   FUND SUMMARY



    Investment Goal                   To seek to achieve long-term capital appreciation primarily through investing in equity securities

    Investment Focus                  Common stocks of medium to large companies

    Principal Investment              Seeks to invest in companies offering above-average growth
    Strategy                          potential

    Share Price Volatility            Moderate to High

    Investor Profile                  Long-term investors seeking capital appreciation

    INVESTMENT STRATEGY               The Huntington Growth Fund seeks to achieve long-term
                                      capital appreciation primarily through investing in equity securities.

                                      The Adviser intends to invest in common stock and other
                                      equity securities, such as preferred stock, of medium or
                                      large companies which it believes offer opportunities for
                                      growth. The Adviser occasionally invests in established
                                      companies which present growth opportunities and it believes have temporarily depressed prices.

                                      In selecting investments, the Adviser reviews historical
                                      earnings, revenue and cash flow to identify the best
                                      companies in each industry and to evaluate the growth
                                      potential of these companies. On an ongoing basis, the
                                      Adviser also monitors the Fund's existing positions to
                                      determine the benefits of retention.

                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:

                                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the
                                           stock market. Markets generally move in cycles, with
                                           periods of rising prices followed by periods of falling
                                           prices. The value of your investment will tend to
                                           increase or decrease in response to these movements.

                                           Investment Style Risk: The possibility that the kind of
                                           stocks on which this Fund focuses -- those of medium to
                                           large U.S. growth companies -- will underperform other
                                           types of stock investments or the market as a whole.

                                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

                                      For more information about these risks, please see "Glossary of Investment Risks."

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  GROWTH FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

   This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below.*

   PERFORMANCE BAR CHART AND TABLE

1992                                                                              7.57%
1993                                                                              3.25
1994                                                                              2.08
1995                                                                             30.40
1996                                                                             16.43
1997                                                                             35.04
1998                                                                             18.25
1999                                                                             13.25
2000                                                                              3.50

   * The performance information above is based on a calendar year.


   This table compares the Fund's average annual total returns for periods ending December 31, 2000 to those of the S&P 500 Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.


Best Quarter:  Q2 1997     19.57%
Worst Quarter: Q3 1998    -10.99%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending
December 31, 2000)



                                                                                                            SINCE
                                                                      1 YEAR            5 YEARS           INCEPTION
                                                                    -----------------------------------------------

     GROWTH FUND -- INVESTMENT A SHARES
     (with a 5.75% sales charge)                                     -2.46%             15.48%            13.23%*
                                                                    -----------------------------------------------
     GROWTH FUND -- INVESTMENT B SHARES**
     (with applicable Contingent Deferred Sales Charge)              -2.61%             15.65%            13.01%*
                                                                    -----------------------------------------------
     S&P 500 INDEX(1)                                                -9.11%             18.33%            16.07%+
    ---------------------------------------------------------------------------------------------------------------


    (1) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.


    * Since 5/1/91.


   ** Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.



     + Since 5/31/91.

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  GROWTH FUND
                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A    INVESTMENT B
      SHAREHOLDER FEES                                                 SHARES          SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------------    ------------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                              5.75%              0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)**                               0%           5.00%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)***               0%              0%



                                                                    INVESTMENT A    INVESTMENT B
      ANNUAL FUND OPERATING EXPENSES                                  SHARES+          SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                    ------------    ------------

      Investment Advisory Fees                                          0.60%           0.60%
      Distribution and/or Service (12b-1) Fees                          0.25%           1.00%

      Other Expenses                                                    0.47%           0.26%
      Total Annual Fund Operating Expenses                              1.32%+          1.86%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."
    ** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."
   *** Does not include any wire transfer fees, if applicable.


     +Expense information has been restated to reflect current fees.


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Investment A Shares                       $702     $969     $1,257     $2,074
Investment B Shares
If you do not sell your shares:           $189     $585     $1,006     $2,041
If you sell your shares at the end of
  the period:                             $689     $985     $1,206     $2,041

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INCOME EQUITY FUND
   FUND SUMMARY


    Investment Goal                   To seek to achieve high current income and moderate
                                      appreciation of capital primarily through investment in
                                      income-producing equity securities
    Investment Focus                  Common stocks and investment grade corporate debt
                                      obligations
    Principal Investment              Attempts to identify stocks that pay high dividends
    Strategy
    Share Price Volatility            Moderate
    Investor Profile                  Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund
    INVESTMENT STRATEGY               The Huntington Income Equity Fund seeks to achieve high
                                      current income and moderate appreciation of capital
                                      primarily through investment in income-producing equity
                                      securities.
                                      The Adviser focuses primarily on equity securities, such as common stock and preferred stock, which have a history of
                                      increasing or paying high dividends. As an additional income source, the Adviser also invests in investment grade
                                      corporate debt obligations, such as bonds, notes and
                                      debentures. At least 65% of the Fund's total assets will be invested in income-producing equity securities. The Adviser selects securities which it believes will maintain or
                                      increase the Fund's current income while maintaining a
                                      price/earnings ratio below the market.

                                      In evaluating the current yield of a security, the Adviser considers dividend growth to be most important, followed by capital appreciation. The Adviser actively monitors market activity which impacts dividend decisions. In general, the
                                      Fund will sell a security when dividends are no longer
                                      expected to increase.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INCOME EQUITY FUND
                                                  CONTINUED



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                           decline. Stock markets generally move in cycles, with
                                           periods of rising prices followed by periods of falling
                                           prices. The value of your investment will tend to
                                           increase or decrease in response to these movements.
                                           Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued,
                                           dividend-paying companies -- will underperform other
                                           kinds of investments or market averages.
                                           Interest Rate Risk: The possibility that the value of the
                                           Fund's investments will decline due to an increase in
                                           interest rates or that the Fund's yield will decrease
                                           due to a decrease in interest rates.
                                           Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The
                                           lower a bond's rating, the greater its credit risk.

                                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more
                                           information about these risks, please see "Glossary of
                                           Investment Risks."

                                       [ICON]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INCOME EQUITY FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

   This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below.*

   PERFORMANCE BAR CHART AND TABLE

1991                                                                             22.93%
1992                                                                              7.22
1993                                                                             10.57
1994                                                                             -2.07
1995                                                                             28.93
1996                                                                             16.56
1997                                                                             25.67
1998                                                                             17.56
1999                                                                             -7.00
2000                                                                              1.27

   * The performance information above is based on a calendar year.

   This table compares the Fund's average annual total returns for periods ending December 31, 2000, to those of the S&P 500 Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.


Best Quarter  Q4 1998     12.17%
Worst Quarter Q3 1999     -8.85%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending
December 31, 2000)



                                                                                              SINCE
                                                         1 YEAR     5 YEARS   10 YEARS      INCEPTION
                                                        -------------------------------------------------
     INCOME EQUITY FUND -- INVESTMENT A SHARES*
     (with a 5.75% sales charge)                          -4.56%      8.85%    10.89%          8.80%**
                                                        -------------------------------------------------

     INCOME EQUITY FUND -- INVESTMENT B SHARES***
     (with applicable Contingent
     Deferred Sales Charge)                               -4.83%      9.58%    11.39%          9.23%**
                                                        -------------------------------------------------
     S&P 500 INDEX(1)                                     -9.11%     18.33%    17.45%         15.17%+
    -----------------------------------------------------------------------------------------------------


     (1) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

     * Prior to 5/14/97 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the Investment A Shares sales charge and 12b-1 fees.



    **Since 7/3/89.



   *** Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and CDSC.



    + Since 7/31/89.

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INCOME EQUITY FUND
                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A    INVESTMENT B
      SHAREHOLDER FEES                                                 SHARES          SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------------    ------------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                              5.75%              0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)**                               0%           5.00%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)***               0%              0%



      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                    INVESTMENT A    INVESTMENT B
                                                                      SHARES+          SHARES
                                                                    ------------    ------------

      Investment Advisory Fees                                          0.60%           0.60%
      Distribution and/or Service (12b-1) Fees                          0.25%           1.00%
      Other Expenses                                                    0.47%           0.36%
      Total Annual Fund Operating Expenses                              1.32%+          1.96%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

    ** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."

   *** Does not include any wire transfer fees, if applicable.


     +Expense information has been restated to reflect current fees.


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Investment A Shares                       $702    $  969    $1,257     $2,074
Investment B Shares
If you do not sell your shares:           $199    $  615    $1,057     $2,123
If you sell your shares at the end of
  the period:                             $699    $1,015    $1,257     $2,123

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  ROTATING INDEX FUND
   FUND SUMMARY



    Investment Goal                   To seek to approximate the returns of the broad-based equity market index as determined by the Fund's Investment Adviser to be the most favorable in a given market environment.
    Investment Focus                  Common stocks and index-based securities
    Principal Investment              Attempts to emulate the returns of the broad-based equity
    Strategy                          index determined by the Adviser to be the most favorable
                                      given current economic conditions by investing in the stocks comprising that index or in index-based securities
    Share Price Volatility            Moderate to High
    Investor Profile                  Long-term investors seeking capital appreciation
    INVESTMENT STRATEGY               The Huntington Rotating Index Fund seeks to approximate the returns of various broad-based equity market indices as
                                      determined by the Fund's Investment Adviser to be the most favorable in a given market environment

                                      The Fund will pursue its objective, under normal market
                                      conditions, by investing (either directly or through the
                                      ownership of domestic index-based securities, as described below) substantially all of its assets in the stocks that
                                      comprise the broad-based equity index selected by the
                                      Adviser. In determining which broad-based equity index the
                                      Fund will seek to emulate, the Adviser will use top-down
                                      analysis to evaluate broad economic trends, anticipate
                                      shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The
                                      Fund will initially seek to approximate the returns of
                                      Standard & Poor's 500 Index (S&P 500 Index). The Adviser
                                      will continuously monitor the market environment and may
                                      shift the index that the Fund emulates when the Adviser
                                      determines that another broad-based equity index is more
                                      favorable given the current market environment.
                                      Until the total assets of the Fund reach $70 million, the
                                      Fund will not invest directly in the individual securities which comprise the index selected by the Adviser, but will instead invest indirectly in the index through its
                                      acquisition of index-based securities such as Standard &
                                      Poor's Depository Receipts ("SPDRs") and NASDAQ-100 Index
                                      Tracking Stock ("NASDAQ 100s").
                                      Although the Fund will attempt to remain fully invested in the composite stocks of the selected broad-based equity
                                      index, for liquidity purposes, the Fund may invest in money market instruments.

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  ROTATING INDEX FUND
                                                  CONTINUED



                                      INDEX-BASED SECURITIES are exchange-traded securities that represent ownership in a long-term investment trust that
                                      holds a portfolio of common stocks designed to track the
                                      price performance and dividend yield of an index, such as
                                      the S&P 500 Index or the NASDAQ-100 Index.
                                      A BROAD-BASED EQUITY INDEX is one that provides investors
                                      with a performance indicator of the overall applicable stock market or a substantial portion of the market. Examples
                                      include, but are not limited to, the S&P 500 Index, Dow
                                      Jones Industrial Average, NASDAQ-100 Index or Russell 3000
                                      Index. Additionally, indexes emphasizing large, medium or
                                      small capitalization companies as well as growth or value
                                      stocks would also be considered broad-based. An index is not considered to be broad-based if it is composed of securities of firms in a particular industry or group of related
                                      industries.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:

                                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                           decline. Stock markets generally move in cycles, with
                                           periods of rising prices followed by periods of falling
                                           prices. The value of your investment will tend to
                                           increase or decrease in response to these movements.
                                           Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of the broad-based equity index selected by the Adviser -- will
                                           underperform other kinds of investments or market
                                           averages.
                                           Small Company Risk: Investing in smaller, lesser-known
                                           companies involves greater risk than investing in those that are more established. A small company's financial
                                           well-being may, for example, depend heavily on just a
                                           few products or services. In addition, investors may
                                           have limited flexibility to buy or sell small company
                                           stocks, as compared to those of larger firms.
                                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                                           For more information about the Fund's investment strategies and more information about these risks, please see
                                           "Additional Investment Strategy" and "Glossary of
                                           Investment Risks."

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  ROTATING INDEX FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this prospectus, the bar chart and table are not shown.

   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------------
      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                              1.50%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)**                               0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)***               0%



                                                                    INVESTMENT A
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                    ------------

      Investment Advisory Fees                                          0.50%
      Distribution and/or Service (12b-1) Fees                          0.25%
      Other Expenses                                                    0.94%
      Total Annual Fund Operating Expenses                              1.69%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

    ** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."

   *** Does not include any wire transfer fees, if applicable.

   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                         1 YEAR   3 YEARS
                                         ------   -------
Investment A Shares                       $319     $675

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  DIVIDEND CAPTURE FUND


   FUND SUMMARY




    Investment Goal                   To seek total return on investment, with dividend income as an important component of that return

    Investment Focus                  U.S. common stocks and covered option positions relative to those stocks

    Principal Investment              Attempts to identify stocks that pay dividends and hedge
    Strategy                          against adverse market swings

    Share Price Volatility            Moderate

    Investor Profile                  Investors seeking capital appreciation with the potential
                                      for higher current income than the average stock fund

    INVESTMENT STRATEGY               The Huntington Dividend Capture Fund seeks total return on investment, with dividend income as an important component of that return.

                                      To pursue its primary goal, the Fund invests at least 65% of its assets in dividend-paying stocks that the Adviser
                                      believes are undervalued or out-of-favor. The Adviser
                                      intends to invest in common stock, preferred stock, and
                                      REIT's (real estate investment trusts) which pay high
                                      dividends. The Fund may invest in convertible bonds and
                                      other types of hybrid securities (securities that contain
                                      aspects of both stocks and bonds). As an additional income source, the Adviser will frequently purchase stocks in a
                                      short period prior to the ex-dividend date (the interval
                                      between the announcement and the payments of the next
                                      dividend).

                                      The companies in which the Fund invests are generally
                                      mature, middle and large-capitalization U.S. corporations.
                                      In-depth fundamental research (both quantitative and
                                      qualitative) confirms the value characteristics of
                                      individual stocks and evaluates the company's future
                                      prospects. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security's historic valuations. Factors considered
                                      will include fundamental factors such as earnings growth,
                                      cash flow, and credit quality to identify the best
                                      companies. The Adviser then uses a qualitative stock
                                      selection model based on earnings expectations and
                                      supplemental valuation measures to narrow the list of stocks to the most attractive. The Fund may, under varying market conditions, employ various strategies which involve put
                                      and/or call option contracts.

                                      The Adviser typically begins to pare down a position when
                                      the stock has declared an ex-dividend date or is at a
                                      valuation level that, in the Adviser's opinion, leaves
                                      little for investor gain. The Adviser may eliminate a stock from the Fund's portfolio if its long-term fundamentals
                                      become unfavorable.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  DIVIDEND CAPTURE FUND


                                                  CONTINUED


                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

                                      The Fund may, from time to time, take temporary defensive
                                      positions that are inconsistent with the Fund's principal
                                      investment strategies in attempting to respond to adverse
                                      market, economic, political or other conditions. In these
                                      and in other cases, the Fund may not achieve its investment objective.

                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:

                                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                           decline. Stock markets generally move in cycles, with
                                           periods of rising prices followed by periods of falling
                                           prices. The value of your investment will tend to
                                           increase or decrease in response to these movements.

                                           Investment Style Risk: The possibility that the securities on which this Fund focuses--the stocks of undervalued,
                                           dividend-paying companies--will underperform other
                                           kinds of investments or market averages.

                                           Basis Risk: Financial instruments such as options or futures contacts derive their value from an underlying asset such as shares in common stock and price volatility. This
                                           relationship between derivative instruments and
                                           underlying securities is known as the basis. Basis risk
                                           arises when derivative instruments and underlying
                                           securities do not fluctuate to the same degree as
                                           expected based on historical trends or models.

                                           For more information about these risks, please see "Glossary of Investment Risks."



   PERFORMANCE INFORMATION



   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  DIVIDEND CAPTURE FUND
                                                  CONTINUED


   FEES AND EXPENSES



   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.



                                                                    INVESTMENT A    INVESTMENT B
      SHAREHOLDER FEES                                                 SHARES          SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------------    ------------
      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                              5.75%              0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)**                               0%           5.00%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)***               0%              0%



                                                                    INVESTMENT A    INVESTMENT B
      ANNUAL FUND OPERATING EXPENSES                                   SHARES          SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                    ------------    ------------

      Investment Advisory Fees                                          0.75%           0.75%
      Distribution and/or Service (12b-1) Fees                          0.25%           1.00%
      Other Expenses                                                    0.94%           0.69%
      Total Annual Fund Operating Expenses                              1.94%           2.44%



    *This sales charge varies depending upon how much you invest. See
     "Distribution of the Funds -- Sales Charges."


   ** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."

  *** Does not include any wire transfer fees, if applicable.


   EXAMPLE



   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                         1 YEAR   3 YEARS
                                         ------   -------
Investment A Shares                       $761    $1,149
Investment B Shares
If you do not sell your shares:           $247    $  761
If you sell your shares at the end of
  the period:                             $747    $1,161

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INTERNATIONAL EQUITY FUND


   FUND SUMMARY



    Investment Goal                   To seek total return on its assets

    Investment Focus                  Equity securities of companies based outside the U.S.
    Principal Investment              Attempts to identify equity securities of companies based
    Strategy                          outside the U.S. with the best potential for superior
                                      long-term investment returns
    Share Price Volatility            High
    Investor Profile                  Investors who want total return, are willing to accept the increased risks of international investing for the
                                      possibility of higher returns, and want exposure to a
                                      diversified portfolio of international stocks
    INVESTMENT STRATEGY               The Fund's investment objective is to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and
                                      (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the
                                      largest component of its total return. While there is no
                                      assurance that the Fund will achieve its investment
                                      objective, it endeavors to do so by following the strategies and policies described in this prospectus. This investment objective may be changed by the Fund's Trustees without
                                      shareholder approval.

                                      The Fund pursues its investment objective by investing at
                                      least 65% of its assets in equity securities of companies
                                      based outside the U.S. The Adviser manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection
                                      offers the best potential for superior long-term investment returns. The Adviser uses a "bottom-up" approach to stock
                                      selection and selection of industry and country are
                                      secondary considerations. The Adviser attempts to purchase securities with a mix of growth and value characteristics.

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INTERNATIONAL EQUITY FUND


                                                  CONTINUED




                                      Using its own quantitative process, the Adviser ranks the
                                      potential future performance of select companies. The
                                      Adviser evaluates each company's earnings potential in light of its current valuation to narrow the list of attractive
                                      companies. The Adviser reviews such factors as the company's price-to-earnings ratio, enterprise value, organic growth
                                      rates versus growth through acquisition, product niche and its pricing power. The Adviser then evaluates management
                                      quality and may meet with company representatives, company suppliers, customers, or competitors. The Adviser also
                                      reviews the company's financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company's current growth trends
                                      and potential catalysts for increased growth. Using this
                                      type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

                                      The Adviser frequently identifies benchmarks for certain
                                      securities such as price-to-earnings ratios or stock prices.
                                      Once those benchmarks are achieved, the Adviser will often consider selling all or a portion of the Fund's holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment
                                      opportunities are identified.
                                      With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth
                                      potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Adviser reviews the country's economic outlook, its interest and inflation rates, and the political and
                                      foreign exchange risk of investing in a particular country.
                                      The Adviser then analyzes companies located in particular
                                      emerging market countries.
                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INTERNATIONAL EQUITY FUND


                                                  CONTINUED




                                      The Fund may temporarily depart from its principal
                                      investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential
                                      losses and maintain liquidity to meet shareholder
                                      redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount
                                      invested by shareholders.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market
                                           decline. Markets generally move in cycles, with periods
                                           of rising prices followed by periods of falling prices.
                                           The value of your investment will tend to increase or
                                           decrease in response to these movements.
                                           Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of foreign
                                           companies -- may underperform other kinds of
                                           investments or the market as a whole.

                                           Currency Risks: Exchange rates for currencies fluctuate
                                           daily. Foreign securities are normally denominated and
                                           traded in foreign currencies. As a result, the value of
                                           the Fund's foreign investments and the value of its
                                           Shares may be affected favorably or unfavorably by
                                           changes in currency exchange rates relative to the U.S.
                                           dollar. The combination of currency risk and market
                                           risks tends to make securities traded in foreign
                                           markets more volatile than securities traded
                                           exclusively in the U.S. Additionally, the Fund makes
                                           significant investments in securities denominated in
                                           the Euro, the new single currency of the European
                                           Monetary Union (EMU). Therefore, the exchange rate
                                           between the Euro and the U.S. dollar will have a
                                           significant impact on the value of the Fund's
                                           investments.
                                           Foreign Securities Risk: Investing in foreign markets
                                           involves greater risk than investing in the United States.
                                           Foreign securities may be affected by such factors as
                                           fluctuations in currency exchange rates, incomplete or
                                           inaccurate financial information on companies, social
                                           upheavals and political actions ranging from tax code
                                           changes to governmental collapse. Emerging market
                                           securities may be even more susceptible to these risks.

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INTERNATIONAL EQUITY FUND


                                                  CONTINUED




                                           Custodial Services and Related Investment Costs: Custodial
                                           services and other costs relating to investment in
                                           international securities markets are generally more
                                           expensive than in the U.S. Such markets have settlement
                                           and clearance procedures that differ from those in the
                                           U.S. In certain markets there have been times when
                                           settlements have been unable to keep pace with the
                                           volume of securities transactions, making it difficult
                                           to conduct such transactions. The inability of the Fund
                                           to make intended securities purchases due to settlement
                                           problems could cause the Fund to miss attractive
                                           investment opportunities. The inability to dispose of a
                                           portfolio security caused by settlement problems could
                                           result either in losses to the Fund due to a subsequent
                                           decline in value of the portfolio security or could
                                           result in possible liability to the Fund. In addition,
                                           security settlement and clearance procedures in some
                                           emerging countries may not fully protect the Fund
                                           against loss or theft of its assets.
                                           For more information about these risks, please see "Glossary of Investment Risks."



   PERFORMANCE INFORMATION



   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INTERNATIONAL EQUITY FUND


                                                  CONTINUED



   FEES AND EXPENSES



   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.



                                                                    INVESTMENT A    INVESTMENT B
                            SHAREHOLDER FEES                           SHARES          SHARES
               (FEES PAID DIRECTLY FROM YOUR INVESTMENT)            ------------    ------------
      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                              5.75%              0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)**                               0%           5.00%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)***               0%              0%



                                                                    INVESTMENT A    INVESTMENT B
                     ANNUAL FUND OPERATING EXPENSES                    SHARES          SHARES
               (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)           ------------    ------------
      Investment Advisory Fees                                          1.00%           1.00%
      Distribution and/or Service (12b-1) Fees                          0.25%           1.00%

      Other Expenses                                                    0.79%           0.54%
      Total Annual Fund Operating Expenses                              2.04%           2.54%



     *This sales charge varies depending upon how much you invest. See
      "Distribution of the Funds -- Sales Charges."



    **If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."



   ***Does not include any wire transfer fees, if applicable.



   EXAMPLE



   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                     1 YEAR   3 YEARS
                                                     ------   -------
Investment A Shares                                   $770    $1,178
Investment B Shares
If you do not sell your shares:                       $257    $  791
If you sell your shares at the end of the period:     $757    $1,191

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MID CORP AMERICA FUND


   FUND SUMMARY




    Investment Goal                   To seek long-term capital appreciation by investing
                                      primarily in equity securities of companies that are either included in the Russell 3000(R) Index or have market
                                      capitalizations within the range of such included companies
    Investment Focus                  Common stocks
    Principal Investment              Attempts to identify companies with outstanding growth
    Strategy                          characteristics
    Share Price Volatility            Moderate to High
    Investor Profile                  Long-term investors seeking capital appreciation

    INVESTMENT STRATEGY               The Huntington Mid Corp America Fund seeks long-term capital appreciation by investing primarily in a diversified
                                      portfolio of securities consisting of common stocks and
                                      securities convertible into common stocks such as
                                      convertible bonds and convertible preferred stocks. To
                                      pursue this goal, the Fund invests primarily in common
                                      stocks of companies with market capitalizations at the time of purchase in the range of companies in the Russell 3000(R)
                                      Index. The Fund will mainly focus on the 2000 companies with market capitalization in the middle of the Russell 3000(R)
                                      Index and will normally not invest in the 500 companies with the smallest market capitalization or 500 companies with the largest market capitalization. The Russell 3000(R) Index
                                      represents the top 3,000 NASDAQ, NYSE, and AMEX U.S.
                                      domiciled stocks as ranked by their market capitalization.
                                      As of the date of this prospectus, the Russell 3000(R) Index statistics were as follows: the average market
                                      capitalization was approximately $4.85 billion, the median market capitalization was approximately $772 million, and
                                      the smallest company in the Index had an approximate market capitalization of $3 million.
                                      In managing the Fund's portfolio, the Adviser emphasizes
                                      both growth and value in seeking small cap to mid cap
                                      companies with above-average growth potential or with
                                      temporarily depressed prices. As a result, the Fund will
                                      invest in a blend of both "growth" and "value" stocks.
                                      Factors the Adviser typically considers is selecting
                                      individual securities include fundamental analysis,
                                      valuation techniques, and technical analysis. Fundamental
                                      analysis will focus on qualitative aspects of the company's product, management, and competitive strategy. Valuation
                                      techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the
                                      securities. This process will be utilized to identify the
                                      most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing
                                      basis, the Adviser monitors the Fund's existing positions to determine benefits of retaining a particular security.

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MID CORP AMERICA FUND


                                                  CONTINUED




                                      The Adviser will apply a top down strategy, industries
                                      weighted relative to the benchmark and the market outlook.
                                      Portfolio optimization programs will be deployed to enhance risk return potential.
                                      The Fund may employ option strategies which utilize puts
                                      and/or calls although these strategies are not the primary means by which the Adviser seeks to add value.
                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
                                      The Fund may, from time to time, take temporary defensive
                                      positions that are inconsistent with the Fund's principal
                                      investment strategies in attempting to respond to adverse
                                      market, economic, political or other conditions. In these
                                      and in other cases, the Fund may not achieve its investment objective.
                                      The Fund may also invest in certain other equity securities in addition to those described above.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market
                                           decline. Markets generally move in cycles, with periods
                                           of rising prices followed by periods of falling prices.
                                           The value of your investment will tend to increase or
                                           decrease in response to these movements.
                                           Investment Style Risk: The possibility that the market
                                           segment on which this Fund focuses -- value and growth
                                           stocks of primarily small to mid cap companies -- will
                                           underperform other kinds of investments or market
                                           averages.
                                           Small/Mid Cap Stock Risk: To the extent that the Fund
                                           invests in small cap and mid cap stocks, it takes on
                                           additional risks. Small cap and mid cap stocks tend to
                                           be less liquid and more volatile than large cap stocks.
                                           Smaller companies tend to depend heavily on new
                                           products and/or a few products or services and often
                                           have less experienced management.
                                           For more information about these risks, please see "Glossary of Investment Risks."



   PERFORMANCE INFORMATION



   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MID CORP AMERICA FUND


                                                  CONTINUED


   FEES AND EXPENSES



   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.



                                                                    INVESTMENT A    INVESTMENT B
      SHAREHOLDER FEES                                                 SHARES          SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------------    ------------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                              5.75%              0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)**                               0%           5.00%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)***               0%              0%



                                                                    INVESTMENT A    INVESTMENT B
      ANNUAL FUND OPERATING EXPENSES                                   SHARES          SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                    ------------    ------------

      Investment Advisory Fees                                          0.75%           0.75%
      Distribution and/or Service (12b-1) Fees                          0.25%           1.00%

      Other Expenses                                                    0.94%           0.69%
      Total Annual Fund Operating Expenses                              1.94%           2.44%



     *This sales charge varies depending upon how much you invest. See
      "Distribution of the Funds -- Sales Charges."



    **If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."



   ***Does not include any wire transfer fees, if applicable.



   EXAMPLE:



   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                         1 YEAR   3 YEARS
                                         ------   -------
Investment A Shares                       $761    $1,149
Investment B Shares
If you do not sell your shares:           $247    $  761
If you sell your shares at the end of
  the period:                             $747    $1,161

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  NEW ECONOMY FUND


   FUND SUMMARY




    Investment Goal                   To seek capital appreciation by investing primarily in
                                      equity securities of companies engaged in developing
                                      products, processes, or services that provide technological or scientific advances and efficiencies
    Investment Focus                  Common stocks of technology and scientific companies
    Principal Investment              Long-term capital appreciation
    Strategy
    Share Price Volatility            High
    Investor Profile                  Long-term investors seeking capital appreciation
    INVESTMENT STRATEGY               The Huntington New Economy Fund seeks capital appreciation by investing primarily in a diversified portfolio of
                                      securities consisting of common stocks and securities
                                      convertible into common stocks such as convertible bonds and convertible preferred stocks.
                                      Under normal market conditions, the Fund invests at least
                                      65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific
                                      companies.

                                      "New economy" companies are those that are substantially
                                      engaged in developing products, processes, or services that provide technological or scientific advances. Those
                                      companies may be in any of a variety of industries, such as computer hardware, software, electronic components and
                                      systems, telecommunications, Internet, media information
                                      services companies, biotechnology, robotics, and energy
                                      replacement. They also may include companies in more
                                      traditional industries, such as certain consumer products
                                      retailers, that have extensively used technological or
                                      scientific advances to develop new or to improve products or processes and make them more efficient.
                                      The Fund generally takes a growth approach to selecting
                                      stocks, looking for companies that appear poised to grow
                                      because of new products, technology or management, as well as new companies that are in the developmental stage.
                                      Factors in identifying these companies may include the
                                      quality of management, financial strength, a strong position relative to competitors and a stock price that appears
                                      reasonable relative to its expected growth rate. The Fund
                                      may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies
                                      whose shares are being, or recently have been, offered to
                                      the public for the first time.
                                      The Fund reserves the right to invest up to 35% of total
                                      assets in other securities, such as, corporate bonds and
                                      government securities.
                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  NEW ECONOMY FUND


                                                  CONTINUED


                                      The Fund may, from time to time, take temporary defensive
                                      positions that are inconsistent with the Fund's principal
                                      investment strategies in attempting to respond to adverse
                                      market, economic, political or other conditions. In these
                                      and in other cases, the Fund may not achieve its investment objective.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                           decline. Stock markets generally move in cycles, with
                                           periods of rising prices followed by periods of falling
                                           prices. The value of your investment will tend to
                                           increase or decrease in response to these movements.

                                           Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of companies
                                           focusing on technological and scientific
                                           advancements -- will underperform other kinds of
                                           investments or market averages. The securities in which
                                           the Fund invests may be more vulnerable than most
                                           stocks to the obsolescence of existing technology,
                                           expired patents, short product cycles, price
                                           competition, market saturation and new market entrants
                                           and may fluctuate in price more widely and rapidly than
                                           the market as a whole. These securities may
                                           underperform other types of stocks or be difficult to
                                           sell when the economy is not robust, during market
                                           downturns, or when technology or scientific stocks are
                                           out of favor.
                                           Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings
                                           surprises and changes in internal growth rates. Growth
                                           stocks in particular may underperform during periods
                                           when the market favors value stocks.
                                           Mid/Small Cap Stock Risk: To the extent that the Fund
                                           invests in small cap and mid cap stocks, it takes on
                                           additional risks. Small cap and mid cap stocks tend to
                                           be less liquid and more volatile than large cap stocks.
                                           Smaller companies tend to depend heavily on new
                                           products and/or a few products or services and often
                                           have less experienced management.
                                           For more information about these risks, please see "Glossary of Investment Risks."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  NEW ECONOMY FUND


                                                  CONTINUED


   PERFORMANCE INFORMATION



   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.



   FEES AND EXPENSES



   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.



                                                                    INVESTMENT A    INVESTMENT B
                            SHAREHOLDER FEES                           SHARES          SHARES
               (FEES PAID DIRECTLY FROM YOUR INVESTMENT)            ------------    ------------
      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                              5.75%              0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)**                               0%           5.00%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)***               0%              0%



     *This sales charge varies depending upon how much you invest. See
      "Distribution of the Funds -- Sales Charges."



    **If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."



   ***Does not include any wire transfer fees, if applicable.



                                                                    INVESTMENT A    INVESTMENT B
                     ANNUAL FUND OPERATING EXPENSES                    SHARES          SHARES
               (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)           ------------    ------------

      Investment Advisory Fees                                          0.85%           0.85%
      Distribution and/or Service (12b-1) Fees                          0.25%           1.00%
      Other Expenses                                                    0.94%           0.69%
      Total Annual Fund Operating Expenses                              2.04%           2.54%

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  NEW ECONOMY FUND


                                                  CONTINUED


   EXAMPLE:



   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                                     1 YEAR   3 YEARS
                                                     ------   -------
Investment A Shares                                   $770    $1,178
Investment B Shares
If you do not sell your shares:                       $257    $  791
If you sell your shares at the end of the period:     $757    $1,191

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MORTGAGE SECURITIES FUND
   FUND SUMMARY


    Investment Goal                   To seek to achieve current income
    Investment Focus                  Mortgage-related securities and REITs
    Principal Investment              Invests in mortgage-related securities and REITs
    Strategy
    Share Price Volatility            Moderate
    Investor Profile                  Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential
    INVESTMENT STRATEGY               The Huntington Mortgage Securities Fund seeks to achieve
                                      current income.
                                      The Adviser invests substantially all of the assets of the
                                      Mortgage Securities Fund in MORTGAGE-RELATED SECURITIES. The
                                      Adviser especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Adviser endeavors to maintain a dollar-weighted average portfolio
                                      life for the Fund of between three and ten years. The Fund may also invest up to 35% of its assets in REAL ESTATE
                                      INVESTMENT TRUSTS ("REITS"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in
                                      which the Fund invests in addition to the expenses incurred directly by the Fund.

                                      In making its investment decisions, the Adviser considers
                                      various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed
                                      income securities. In managing the portfolio, the Adviser
                                      monitors the Fund's cash flow, maturities and interest
                                      payments and tracks a variety of other portfolio security
                                      statistics.
                                      MORTGAGE-RELATED SECURITIES are securities, including
                                      derivative mortgage securities such as collateralized
                                      mortgage obligations (CMOs), whose income is generated by
                                      payments of principal and interest on pools of mortgage
                                      loans.
                                      REITS are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage
                                      REITs. Equity REITs invest the majority of their assets
                                      directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize
                                      capital gains by selling property that has appreciated in
                                      value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal
                                      Revenue Code (the "Code").
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MORTGAGE SECURITIES FUND
                                                  CONTINUED



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                      Interest Rate Risk: The possibility that the value of the
                                      Fund's investments will decline due to an increase in
                                           interest rates or that the Fund's yield will decrease
                                           due to a decrease in interest rates.
                                      Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The
                                           lower a bond's rating, the greater its credit risk.
                                      Prepayment/Call Risk: If a significant number of the
                                      mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                           that, during periods of declining interest rates, a
                                           bond issuer will "call" -- or repay -- higher-yielding
                                           bonds before their stated maturity date. In both cases,
                                           investors receive their principal back and are
                                           typically forced to reinvest it in bonds that pay lower
                                           interest rates, thus reducing income. Rapid changes in
                                           prepayment and call rates can cause bond prices and
                                           yields to be volatile.

                                      Extension Risk: As interest rates rise, mortgage-related
                                      securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term
                                           securities. This will also affect the Adviser's ability
                                           to manage the average life of the Fund.
                                      Real Estate/REIT Risk: The Fund's investments in REITs are subject to the same risks as direct investments in real
                                           estate. Real estate values rise and fall in response to
                                           many factors, including local, regional and national
                                           economic conditions, the demand for rental property,
                                           and interest rates. In addition, REITs may have limited
                                           financial resources, may trade less frequently and in
                                           limited volume and may be more volatile than other
                                           securities.
                                      Prepayment/Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can
                                           result in reduced liquidity. The principal derivative
                                           mortgage securities in which the Fund invests are
                                           collateralized mortgage obligations (CMOs).
                                      The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                                      For more information about these risks, please see "Glossary of Investment Risks."

                                       [ICON]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MORTGAGE SECURITIES FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

   This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

   PERFORMANCE BAR CHART AND TABLE

1993                                                                             12.61%
1994                                                                            -24.72
1995                                                                             31.13
1996                                                                              6.25
1997                                                                              8.54
1998                                                                              6.09
1999                                                                              0.88
2000                                                                              9.55

   * The performance information above is based on a calendar year.

   This table compares the Fund's average annual total returns for periods ending December 31, 2000, to those of the Lehman Brothers
   Mortgage-Backed Securities Index. These
   returns reflect applicable sales charges.


Best Quarter  Q2 1995                                                    10.89%

Worst Quarter Q2 1994                                                   -13.65%

AVERAGE ANNUAL TOTAL RETURNS


(for the periods ending
December 31, 2000)


                                                                                                         SINCE CLASS
                                                                      1 YEAR            5 YEARS           INCEPTION
                                                                       -----------------------------------------------
     MORTGAGE SECURITIES FUND -- INVESTMENT A SHARES
     (with a 4.75% sales charge)                                       4.39%             5.20%              5.33%*

                                                                       -----------------------------------------------
     LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES(1)                    11.17%             6.92%              7.01%+
    ------------------------------------------------------------------------------------------------------------------

   (1) The unmanaged Lehman Brothers Mortgage-Backed Securities Index is generally representative of the mortgage-backed securities market as a whole.

    * Since 6/2/92.

   + Since 6/30/92.

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MORTGAGE SECURITIES FUND
                                                  CONTINUED

   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------------
      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                              4.75%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)**                               0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)***               0%



                                                                    INVESTMENT A
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)+                   ------------

      Investment Advisory Fees                                          0.50%
      Distribution and/or Service (12b-1) Fees                          0.25%
      Other Expenses                                                    0.70%
      Total Annual Fund Operating Expenses+                             1.45%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

    ** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."

   *** Does not include any wire transfer fees, if applicable.


     +Expense information has been restated to reflect current fees.


   EXAMPLE:

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Investment A Shares                       $616     $912     $1,230     $2,128

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  OHIO TAX-FREE FUND
   FUND SUMMARY



    Investment Goal                   To seek to provide current income exempt from federal income tax and Ohio personal income taxes.
    Investment Focus                  Ohio municipal securities
    Principal Investment              Invests primarily in investment-grade Ohio municipal
    Strategy                          securities
    Share Price Volatility            Low to Moderate
    Investor Profile                  Ohio residents seeking income exempt from federal and state income taxes
    INVESTMENT STRATEGY               The Huntington Ohio Tax-Free Fund seeks to provide current income exempt from federal income tax and Ohio personal
                                      income taxes.
                                      The Adviser invests substantially all of the assets of the
                                      Ohio Tax-Free Fund (at least 80% of net assets) in OHIO
                                      TAX-EXEMPT SECURITIES. The securities selected by the
                                      Adviser are: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization; or
                                      (ii) not rated, but deemed by the Adviser to be of
                                      comparable quality. In addition, these securities will have remaining maturities of no more than 15 years and the Fund's anticipated dollar-weighted average maturity will be between four and ten years. The Adviser also establishes a desired yield level for new issues relative to U.S. Treasury
                                      securities.

                                      In managing the portfolio, the Adviser attempts to diversify the Fund's holdings within Ohio as much as possible. In
                                      selecting securities, the Adviser monitors economic activity and interest rate trends, reviews financial information
                                      relating to each issuer and looks for attractively priced
                                      issues.
                                      For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to
                                      federal income tax or Ohio personal income taxes.
                                      OHIO TAX-EXEMPT SECURITIES are debt obligations which (i)
                                      are issued by or on behalf of the state of Ohio or its
                                      respective authorities, agencies, instrumentalities and
                                      political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is
                                      exempt from federal income tax and Ohio personal income
                                      taxes.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  OHIO TAX-FREE FUND
                                                  CONTINUED



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND            addition, your investment in the Fund may be subject to the following principal risks:
                                           State Specific Risk: By concentrating its investments in
                                           Ohio, the Fund may be more vulnerable to unfavorable
                                           developments in that state than funds that are more
                                           geographically diversified. The economy of Ohio is
                                           largely concentrated in agriculture, motor vehicles and
                                           equipment, steel, rubber products and household
                                           appliances, and therefore tends to be more cyclical
                                           than some other states and the nation as a whole.
                                           Diversification Risk: As a non-diversified fund, the Fund
                                           may invest a greater percentage of its assets in the
                                           securities of a single issuer than do other mutual
                                           funds, therefore
                                           For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                           Strategies" and "Investment Practices."
                                           Fund performance can be significantly affected by the
                                           performance of one or a small number of issuers.

                                           Interest Rate Risk: The possibility that the value of the
                                           Fund's investments will decline due to an increase in
                                           interest rates or that the Fund's yield will decrease
                                           due to a decrease in interest rates.
                                           Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The
                                           lower a bond's rating, the greater its credit risk.
                                           Prepayment/Call Risk: If a significant number of the
                                           mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                           that, during periods of declining interest rates, a
                                           bond issuer will "call" -- or repay -- higher-yielding
                                           bonds before their stated maturity date. In both cases,
                                           investors receive their principal back and are
                                           typically forced to reinvest it in bonds that pay lower
                                           interest rates, thus reducing income. Rapid changes in
                                           prepayment and call rates can cause bond prices and
                                           yields to be volatile.
                                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                                           For more information about these risks, please see "Glossary of Investment Risks."

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  OHIO TAX-FREE FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

   This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

   PERFORMANCE BAR CHART AND TABLE

1992                                                                              5.76
1993                                                                              7.78
1994                                                                             -2.83
1995                                                                              11.1
1996                                                                               3.2
1997                                                                              5.88
1998                                                                               4.9
1999                                                                             -1.17
2000                                                                              7.73

   * The performance information above is based on a calendar year.


   This table compares the Fund's average annual total returns for periods ending December 31, 2000, to those of the Lehman Brothers 5-Year
   General Obligations Index. These returns reflect applicable sales charges.


Best Quarter  Q1 1995                                                     4.21%

Worst Quarter Q1 1994                                                    -2.72%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending
December 31, 2000)

                                                                                                         SINCE CLASS
                                                                      1 YEAR            5 YEARS           INCEPTION
                                                                      ------------------------------------------------
     OHIO TAX-FREE FUND -- INVESTMENT A SHARES
     (with a 4.75% sales charge)                                      2.62%              3.05%              4.38%*
                                                                      ------------------------------------------------

     LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS INDEX(1)              7.68%              5.04%              6.05%+
    ------------------------------------------------------------------------------------------------------------------

    (1) The unmanaged Lehman Brothers 5-Year General Obligations Index comprises intermediate-term, investment grade bonds with maturities between 4 and 6 years.

    * Since 5/1/91.

    + Since 5/31/91.

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  OHIO TAX-FREE FUND
                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------------
      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                              4.75%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)**                               0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)***               0%



                                                                    INVESTMENT A
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)+                   ------------
      Investment Advisory Fees                                          0.50%
      Distribution and/or Service (12b-1) Fees                          0.25%
      Other Expenses                                                    0.57%
      Total Annual Fund Operating Expenses+                             1.32%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

    ** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."

   *** Does not include any wire transfer fees, if applicable.


     +Expense information has been restated to reflect current fees.

   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Investment A Shares                       $603     $873     $1,164     $1,990

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MICHIGAN TAX-FREE FUND
   FUND SUMMARY



    Investment Goal                   To seek to provide investors with current income exempt from both federal and Michigan personal income taxes.
    Investment Focus                  Michigan municipal securities
    Principal Investment              Invests primarily in investment-grade Michigan municipal
    Strategy                          securities
    Share Price Volatility            Low to Moderate
    Investor Profile                  Michigan residents seeking income exempt from federal and
                                      state income taxes.
    INVESTMENT STRATEGY               The Huntington Michigan Tax-Free Fund seeks to provide
                                      investors with current income exempt from both federal and
                                      Michigan personal income taxes.
                                      The Adviser invests substantially all of the assets of the
                                      Michigan Tax-Free Fund in MICHIGAN TAX-EXEMPT SECURITIES. At
                                      least 80% of the Fund's annual interest income will be
                                      exempt from federal income tax, including the alternative
                                      minimum tax. The securities selected by the Adviser for
                                      investment will have remaining maturities of no more than 15 years. The Adviser also establishes a desired yield level
                                      for new issues relative to U.S. Treasury securities.

                                      In managing the portfolio, the Adviser attempts to diversify the Fund's holdings within Michigan as much as possible. In selecting securities, the Adviser monitors economic activity and interest rate trends, reviews financial information
                                      relating to each issuer and looks for attractively priced
                                      issues.
                                      For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to
                                      federal income tax or Michigan personal income taxes.
                                      MICHIGAN TAX-EXEMPT SECURITIES are debt obligations which
                                      (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is
                                      exempt from federal income tax and Michigan personal income taxes.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MICHIGAN TAX-FREE FUND
                                                  CONTINUED



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           State Specific Risk: By concentrating its investments in
                                           Michigan, the Fund may be more vulnerable to unfavorable
                                           developments in that state than funds that are more
                                           geographically diversified. The economy of Michigan is
                                           principally dependent upon three sectors: manufacturing
                                           (particularly durable goods, automotive products and
                                           office equipment), tourism and agriculture. It,
                                           therefore, tends to be more cyclical than some other
                                           states and the nation as a whole.
                                           Diversification Risk: As a non-diversified fund, the Fund
                                           may invest a greater percentage of its assets in the
                                           securities of a single issuer than do other mutual
                                           funds, therefore Fund performance can be significantly
                                           affected by the performance of one or a small number of
                                           issuers.
                                           Interest Rate Risk: The possibility that the value of the
                                           Fund's investments will decline due to an increase in
                                           interest rates or that the Fund's yield will decrease
                                           due to a decrease in interest rates.
                                           Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The
                                           lower a bond's rating, the greater its credit risk.

                                           Prepayment/Call Risk: If a significant number of the
                                           mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                           that, during periods of declining interest rates, a
                                           bond issuer will "call" -- or repay -- higher-yielding
                                           bonds before their stated maturity date. In both cases,
                                           investors receive their principal back and are
                                           typically forced to reinvest it in bonds that pay lower
                                           interest rates, thus reducing income. Rapid changes in
                                           prepayment and call rates can cause bond prices and
                                           yields to be volatile.
                                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                                           For more information about these risks, please see "Glossary of Investment Risks."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  MICHIGAN TAX-FREE FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

   This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

   PERFORMANCE BAR CHART AND TABLE

1992                                                                              6.97%
1993                                                                              9.52
1994                                                                              -1.7
1995                                                                             12.27
1996                                                                              3.66
1997                                                                              6.92
1998                                                                              4.91
1999                                                                             -0.77
2000                                                                              7.27

   * The performance information above is based on a calendar year.


   This table compares the Fund's average annual total returns for periods ending December 31, 2000, to those of the Lehman Brothers 5-Year
   Municipal Bond Index. These returns reflect applicable sales charges.


Best Quarter  Q1 1995                                                     4.69%

Worst Quarter Q1 1994                                                    -3.21%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending
December 31, 2000)

                                                                                                         SINCE CLASS
                                                                      1 YEAR            5 YEARS           INCEPTION
                                                                      ------------------------------------------------

     MICHIGAN TAX-FREE FUND(1) -- INVESTMENT A SHARES
     (with a 4.75% sales charge)                                      2.18%              3.34%              4.86%*
                                                                      ------------------------------------------------
     LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX(2)                   7.70%              4.95%              5.63%+
    ------------------------------------------------------------------------------------------------------------------

   (1) Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on 4/13/98.

   (2) The unmanaged Lehman Brothers 5-Year Municipal Bond Index is comprised of intermediate-term, investment grade tax-exempt bonds with maturities between 4 and 6 years.

    * Since 12/2/91.

    + Since 12/31/91.

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MICHIGAN TAX-FREE FUND
                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------------
      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                              4.75%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)**                               0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)***               0%



                                                                    INVESTMENT A
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)+                   ------------

      Investment Advisory Fees                                          0.50%
      Distribution and/or Service (12b-1) Fees                          0.25%
      Other Expenses                                                    0.55%
      Total Annual Fund Operating Expenses+                             1.30%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

    ** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."

   *** Does not include any wire transfer fees, if applicable.


     + Expense information has been restated to reflect current fees.

   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Investment A Shares                       $601     $868     $1,154     $1,968

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  FIXED INCOME SECURITIES FUND
   FUND SUMMARY


    Investment Goal                   To seek to achieve high current income through investment in fixed income securities where the average maturity of the
                                      Fund will not exceed 10 years

    Investment Focus                  U.S. Government obligations, corporate debt securities,
                                      mortgage backed securities

    Principal Investment              Focuses on investment-grade fixed income securities that
    Strategy                          produce a high level of income

    Share Price Volatility            Moderate

    Investor Profile                  Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

    INVESTMENT STRATEGY               The Huntington Fixed Income Securities Fund seeks to achieve high current income through investment in fixed income
                                      securities where the average maturity of the Fund will not exceed 10 years.

                                      The Adviser principally invests in a combination of
                                      corporate debt, such as bonds, notes and debentures, and
                                      obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The selection of corporate
                                      debt obligations is limited to those: (i) rated in one of
                                      the top four categories by a Nationally Recognized
                                      Statistical Rating Organization or (ii) not rated, but
                                      deemed by the Adviser to be of comparable quality. Within
                                      these parameters, the Adviser focuses on securities which
                                      offer the highest level of income. For all types of
                                      investments, the Adviser considers various economic factors,
                                      Federal Reserve policy, interest rate trends, spreads
                                      between different types of fixed income securities and the credit quality of existing holdings.
                                      In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a
                                      variety of other portfolio security statistics. The Adviser also follows closely new issue and secondary activity in the corporate debt market.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  FIXED INCOME SECURITIES FUND
                                                  CONTINUED
   FUND SUMMARY



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                      Interest Rate Risk: The possibility that the value of the
                                      Fund's investments will decline due to an increase in
                                      interest rates or that the Fund's yield will decrease
                                      due to a decrease in interest rates.
                                      Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The
                                      lower a bond's rating, the greater its credit risk.
                                      Prepayment/Call Risk: If a significant number of the
                                      mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                      that, during periods of declining interest rates, a
                                      bond issuer will "call" -- or repay -- higher-yielding
                                      bonds before their stated maturity date. In both cases,
                                      investors receive their principal back and are
                                      typically forced to reinvest it in bonds that pay lower
                                      interest rates, thus reducing income. Rapid changes in
                                      prepayment and call rates can cause bond prices and
                                      yields to be volatile.

                                      The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                                      For more information about these risks, please see "Glossary of Investment Risks."

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  FIXED INCOME SECURITIES FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

   This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

   PERFORMANCE BAR CHART AND TABLE

1992                                                                              6.25%
1993                                                                             10.07
1994                                                                             -4.88
1995                                                                             17.63
1996                                                                              2.32
1997                                                                              8.54
1998                                                                              8.93
1999                                                                             -4.07
2000                                                                              9.27

   * The performance information above is based on a calendar year.


   This table compares the Fund's average annual total returns for periods ending December 31, 2000, to those of the Lehman Brothers
   Government/Corporate Bond Index. These
   returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.




Best Quarter:  Q2 1995        6.17%
Worst Quarter: Q1 1994       -3.58%



AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending
December 31, 2000)



                                                                                                            SINCE
                                                                      1 YEAR            5 YEARS           INCEPTION
                                                                    -----------------------------------------------

     FIXED INCOME SECURITIES FUND -- INVESTMENT A SHARES
     (with a 4.75% sales charge)                                       4.10%             3.84%              6.11%*
                                                                    -----------------------------------------------
     FIXED INCOME SECURITIES FUND -- INVESTMENT B SHARES**
     (with applicable Contingent Deferred Sales Charge)                3.68%             3.69%              5.74%*
                                                                    -----------------------------------------------
     LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX(1)               11.84%             6.23%             7.88%+
    ---------------------------------------------------------------------------------------------------------------


    (1) The unmanaged Lehman Brothers Government/Corporate Bond Index is comprised of government and investment-grade corporate debt securities of intermediate- and long-term maturities.

    * Since 5/1/91.


   ** Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and CDSC.


    + Since 5/31/91.

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  FIXED INCOME SECURITIES FUND
                                                  CONTINUED

   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A    INVESTMENT B
      SHAREHOLDER FEES                                                 SHARES          SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------------    ------------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                              4.75%              0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)**                               0%           5.00%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)***               0%              0%



                                                                    INVESTMENT A    INVESTMENT B
      ANNUAL FUND OPERATING EXPENSES                                  SHARES+          SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                    ------------    ------------

      Investment Advisory Fees                                          0.50%           0.50%
      Distribution and/or Service (12b-1) Fees                          0.25%           1.00%
      Other Expenses                                                    0.49%           0.18%
      Total Annual Fund Operating Expenses                              1.24%+          1.68%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

    ** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."

   *** Does not include any wire transfer fees, if applicable.


     +Expense information has been restated to reflect current fees.

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 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  FIXED INCOME SECURITIES FUND
                                                  CONTINUED
   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Investment A Shares                       $595     $850     $1,124     $1,904
Investment B Shares
If you do not sell your shares:           $171     $530     $  913     $1,872
If you sell your shares at the end of
  the period:                             $671     $930     $1,113     $1,872

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INTERMEDIATE GOVERNMENT
                                                  INCOME FUND
   FUND SUMMARY


    Investment Goal                   To seek to provide investors with a high level of current
                                      income.
    Investment Focus                  U.S. government obligations, mortgage backed securities
    Principal Investment              Focuses on U.S. Government obligations and mortgage-related
    Strategy                          securities with maturities between three and ten years that produce a high level of income
    Share Price Volatility            Low to Moderate
    Investor Profile                  Investors willing to accept the risk of a low to moderate
                                      amount of fluctuation in the value of their investment for the benefit of a higher total return
    INVESTMENT STRATEGY               The Huntington Intermediate Government Income Fund seeks to provide investors with a high level of current income.

                                      The Adviser invests primarily in obligations issued or
                                      guaranteed by the U.S. Government, its agencies or
                                      instrumentalities and MORTGAGE-RELATED SECURITIES with
                                      dollar-weighted average maturities of not less than three
                                      nor more than ten years. Within this range, the Adviser
                                      focuses on securities which offer the highest level of
                                      income. In general, in order to reduce volatility during
                                      periods of interest rate fluctuation, the Adviser invests in securities with a wide range of intermediate maturities. For all types of investments, the Adviser considers various
                                      economic factors, Federal Reserve policy, interest rate
                                      trends and spreads between different types of fixed income securities.
                                      In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a
                                      variety of other portfolio security statistics.
                                      MORTGAGE-RELATED SECURITIES are securities, including
                                      derivative mortgage securities such as collateralized
                                      mortgage obligations (CMOs), whose income is generated by
                                      payments of principal and interest on pools of mortgage
                                      loans.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INTERMEDIATE GOVERNMENT
                                                  INCOME FUND
                                                  CONTINUED



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                      Interest Rate Risk: The possibility that the value of the
                                      Fund's investments will decline due to an increase in
                                           interest rates or that the Fund's yield will decrease
                                           due to a decrease in interest rates.
                                      Prepayment/Call Risk: If a significant number of the
                                      mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                           that, during periods of declining interest rates, a
                                           bond issuer will "call" -- or repay -- higher-yielding
                                           bonds before their stated maturity date. In both cases,
                                           investors receive their principal back and are
                                           typically forced to reinvest it in bonds that pay lower
                                           interest rates, thus reducing income. Rapid changes in
                                           prepayment and call rates can cause bond prices and
                                           yields to be volatile.
                                      Reinvestment Risk: As prepayment increases as a result of
                                      lower interest rates, the proceeds from maturing
                                           mortgage-related securities will be reinvested at lower
                                           interest rates, thus reducing income.

                                      Extension risk: As interest rates rise, mortgage-related
                                      securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term
                                           securities. This will also affect the Adviser's ability
                                           to manage the average life of the Fund.
                                      The above risks are more pronounced with respect to
                                      derivative mortgage securities and can result in reduced
                                           liquidity. The principal derivative mortgage securities
                                           in which the Intermediate Government Income Fund
                                           invests are collateralized mortgage obligations (CMOs).
                                      The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                                      For more information about these risks, please see "Glossary of Investment Risks."

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INTERMEDIATE GOVERNMENT
                                                  INCOME FUND

                                                  CONTINUED
   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

   This bar chart shows changes in the performance of the Fund's Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

   PERFORMANCE BAR CHART AND TABLE

1992                                                                               6.4
1993                                                                              8.71
1994                                                                              -2.3
1995                                                                             12.94
1996                                                                              3.64
1997                                                                              7.25
1998                                                                              7.72
1999                                                                             -1.33
2000                                                                             10.74

   * The performance information above is based on a calendar year.


   This table compares the Fund's average annual total returns for periods ending December 31, 2000, to those of the Lehman Brothers
   Intermediate Government/Corporate Bond Index.
   These returns reflect applicable sales
   charges.



                                                                                                         SINCE CLASS
                                                                      1 YEAR            5 YEARS           INCEPTION
                                                                       -----------------------------------------------

     INTERMEDIATE GOVERNMENT INCOME FUND(1) --
     INVESTMENT A SHARES
     (with a 4.75% sales charge)                                       5.45%             4.50%             5.46%*
                                                                       -----------------------------------------------
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/ CORPORATE BOND
     INDEX(2)                                                         10.10%             6.11%             6.57%+
    ------------------------------------------------------------------------------------------------------------------


    (1) Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on 4/13/98.

   (2) The unmanaged Lehman Brothers Intermediate Government/Corporate Bond Index is comprised of government and investment-grade corporate debt securities of intermediate- and long-term maturities.

   * Since 12/2/91.

   + Since 12/31/91.

Best Quarter  Q3 1998                                                     4.46%

Worst Quarter Q1 1994                                                    -1.77%

AVERAGE ANNUAL TOTAL RETURNS


(for the periods ending
                                                      December 31, 2000)

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INTERMEDIATE GOVERNMENT
                                                  INCOME FUND
                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    INVESTMENT A
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------------
      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                              4.75%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)**                               0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)***               0%



                                                                    INVESTMENT A
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)+                   ------------

      Investment Advisory Fees                                          0.50%

      Distribution and/or Service (12b-1) Fees                          0.25%
      Other Expenses                                                    0.54%
      Total Annual Fund Operating Expenses+                             1.29%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

    ** If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Distribution of the Funds -- Sales Charges."

   *** Does not include any wire transfer fees, if applicable.


     +Expense information has been restated to reflect current fees.


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Investment A Shares                       $600     $865     $1,144     $1,958

                        [Logo]
 SHAREHOLDER INFORMATION

   Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

   CHOOSING A SHARES CLASS

   The Huntington Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Two classes of Fund
   Shares -- Investment A and Investment B -- are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between Investment A and Investment B Shares:

   INVESTMENT A

   - Front-end sales charges, as described below under "Sales Charges".

   - Distribution (12b-1) fees of 0.25% of a Fund's average daily net assets.

   - A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund's average daily net assets.

   INVESTMENT B

   - No front-end sales charge.

   - Distribution (12b-1) fees of 1.00% of a Fund's average daily net assets.

   - A contingent deferred sales charge, as described below.

   - Automatic conversion to Investment A Shares after eight years, thus reducing future annual expenses.

   For the actual past expenses of each share class, see the individual Fund profiles earlier in this prospectus.

   Because 12b-1 fees are paid on an ongoing basis, Investment B shareholders could end up paying more expenses over the long term than if they had paid a sales charge on their initial investment.


   The Funds also offer Trust Shares which has its own expense structure. Trust Shares are available only to fiduciary, advisory, agency and other similar clients of Huntington Asset Advisors, Inc., its affiliates or correspondent banks.


   For purchases of $1 million or greater, the sales charge for Investment A Shares is waived. As a result, if you are making an initial investment of $1 million or more, the lower operating expenses of Investment A Shares may make them a better choice for you than Investment B Shares.
                                 DISTRIBUTION OF THE FUNDS

   SEI Investments Distribution Co., whose address is One Freedom Valley Road, Oaks, Pennsylvania 19456, serves as the Distributor of the Funds offered by this Prospectus.

   In connection with the sale of Investment A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays the selling broker-dealer up to 90% of that amount. The Distributor retains any portion not paid to a broker-dealer. The Distributor also collects any applicable contingent deferred sales charges in connection with the redemption of Investment B Shares and retains the amounts collected. The Distributor may use these funds to pay

                        [Logo]
 SHAREHOLDER INFORMATION

   banks for providing sales and/or administrative services on behalf of its customers who purchase Investment A Shares or Investment B Shares.


   THE DISTRIBUTOR MAY, FROM TIME TO TIME IN ITS SOLE DISCRETION, INSTITUTE ONE OR MORE PROMOTIONAL INCENTIVE PROGRAMS FOR DEALERS, WHICH WILL BE PAID FOR BY THE DISTRIBUTOR FROM ANY SALES CHARGE IT RECEIVES OR FROM ANY OTHER SOURCE AVAILABLE TO IT. UNDER ANY SUCH PROGRAM, THE DISTRIBUTOR MAY PROVIDE CASH OR NON-CASH COMPENSATION AS RECOGNITION FOR PAST SALES OR ENCOURAGEMENT FOR FUTURE SALES THAT MAY INCLUDE THE FOLLOWING: MERCHANDISE, TRAVEL EXPENSES, PRIZES, MEALS, AND LODGINGS, AND GIFTS THAT DO NOT EXCEED $100 PER YEAR, PER INDIVIDUAL.

                                 DISTRIBUTION PLAN (12B-1 FEES)

   Consistent with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted a Distribution Plan which permits the Trust to pay brokers, dealers and other financial institutions distribution and/or administrative services fees (12b-1 fees) in connection with the sale and distribution of Investment A Shares and Investment B Shares and the provision of shareholder services to such classes of shareholders. Because these fees are paid out of a Fund's assets on an on-going basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

   For each of the Funds offered by this Prospectus, the maximum 12b-1 fee is 0.25% of the applicable Funds Investment A Shares average daily net assets and 1.00% of the applicable Fund's Investment B Shares average daily net assets. For Investment A Shares, fees are accrued daily, payable quarterly and calculated on an annual basis. For Investment B Shares, fees are accrued daily, payable monthly and calculated on an annual basis.

   Investment A Shares are also subject to a non-Rule 12b-1 shareholder servicing fee of 0.25% of the Fund's average daily net assets.

                        [Logo]
 SHAREHOLDER INFORMATION

                                 SALES CHARGES

   Purchases of Investment A Shares of any of the Funds are subject to front-end sales charges.

   INVESTMENT A SHARES SALES CHARGES AND QUANTITY DISCOUNTS

     EQUITY FUNDS (EXCEPT ROTATING INDEX FUND)

                                                                              SALES CHARGE AS A
                                          SALES CHARGE AS A PERCENTAGE OF       PERCENTAGE OF
         AMOUNT OF TRANSACTION                 PUBLIC OFFERING PRICE         NET AMOUNT INVESTED
         ---------------------            -------------------------------    -------------------
Under $100,000..........................               5.75%                        6.12%
$100,000-$249,999.......................               4.75%                        5.00%
$250,000-$499,999.......................               4.00%                        4.16%
$500,000-$749,999.......................               2.95%                        3.04%
$750,000-$1,000,000.....................               2.20%                        2.24%
Over $1,000,000.........................               0.00%*                       0.00%*


     ROTATING INDEX FUND


                                                                              SALES CHARGE AS A
                                          SALES CHARGE AS A PERCENTAGE OF       PERCENTAGE OF
         AMOUNT OF TRANSACTION                 PUBLIC OFFERING PRICE         NET AMOUNT INVESTED
         ---------------------            -------------------------------    -------------------
Under $100,000..........................               1.50%                        1.52%
Over $100,000...........................               0.00%*                       0.00%*


     INCOME FUNDS


                                                                              SALES CHARGE AS A
                                          SALES CHARGE AS A PERCENTAGE OF       PERCENTAGE OF
         AMOUNT OF TRANSACTION                 PUBLIC OFFERING PRICE         NET AMOUNT INVESTED
         ---------------------            -------------------------------    -------------------
Under $100,000..........................               4.75%                        5.00%
$100,000-$249,999.......................               3.75%                        3.88%
$250,000-$499,999.......................               2.75%                        2.84%
$500,000-$1,000,000.....................               2.25%                        2.32%
Over $1,000,000.........................               0.00%*                       0.00%*

     MONEY MARKET FUNDS

   No Sales Charges Apply
   ------------------
   * Sales of these shares within one year of the date of purchase will be subject to a redemption fee of 1.00%.

   Quantity discounts and other reductions may also apply in certain special situations described below. If you think you qualify, please call the Huntington Funds at (800) 253-0412. The Distributor will reduce or eliminate the sales charge, as applicable, once it confirms your qualification.

                        [Logo]
 SHAREHOLDER INFORMATION

   No sales charge

   Quantity discounts and other reductions may also apply in certain special situations described below. If you think you qualify, please call the Huntington Funds at (800) 253-0412. The Distributor will reduce or eliminate the sales charge, as applicable, once it confirms your qualification.

   No sales charges will apply to purchases of Investment A Shares made:

        - Through the automatic reinvestment of dividends and capital gains distributions

        - By current Trustees and officers of the Trust, their spouses and immediate family members

        - By current officers, directors and employees of Huntington Bancshares Incorporated (HBI) or its subsidiaries, their spouses and immediate family members

        - By retired officers and employees of HBI or its subsidiaries and their spouses

        - By participants in certain financial services programs offered by HBI subsidiaries

        - By members of certain affinity groups which have entered into arrangements with the Adviser or the Distributor


        - By investors who have sold shares of a Huntington Equity or Income Fund within the last 30 days (not available more than once)


   Reduced sales charges on Investment A Shares (based on the quantity discounts noted above) will apply to purchases made:

        - By investors whose multiple investments over time in the same Fund total an amount subject to a quantity discount

        - By investors whose investment in a Fund, plus investments by their spouse and children under 21 made at the same time, total an amount subject to a quantity discount

        - By investors who sign a letter of intent to invest at least $100,000 total in the Equity or Income Funds within a 13-month period

        - By investors whose investments in multiple Funds at the same time total an amount subject to a quantity discount

        - By trustees or fiduciaries whose investments on behalf of a single trust estate or fiduciary account total an amount subject to a quantity discount

   More information about these reductions is provided in the Statement of Additional Information.

                        [Logo]
 SHAREHOLDER INFORMATION

                                 CONTINGENT DEFERRED SALES CHARGES

   Purchases of Investment B Shares are not subject to any front-end sales charges; however, we will assess a contingent deferred sales charge (CDSC) when you redeem Investment B Shares, based on the amount of time you have held those shares as follows:





        YEAR OF REDEMPTION
     (BASED ON PURCHASE DATE)        ALL FUNDS
     ------------------------        ---------
Year 1                                 5.00%
Year 2                                 4.00%
Year 3                                 3.00%
Year 4                                 3.00%
Year 5                                 2.00%
Year 6                                 1.00%
Year 7 or later                        0.00%


   For each redemption, we will first redeem shares which are not subject to CDSCs, if any, and then shares which you have held for the longest period of time. The applicable CDSC will then be charged on the lesser of current market value and the original cost of the Investment B Shares being redeemed.

   No CDSC will apply to redemptions of shares:

        - Acquired through dividend or capital gains reinvestments

        - Redeemed in order to meet Internal Revenue Code minimum required distributions from Individual Retirement Accounts (IRAs) Redeemed following the death of the shareholder in whose name such shares are held
                                 PURCHASING SHARES

   You may purchase Investment A Shares or Investment B Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open. In connection with the sale of a Fund's Investment A Shares or Investment B Shares, the Distributor may from time to time offer certain items of nominal value to any shareholder.

   WHAT SHARES COST


     MONEY MARKET FUNDS



   The offering price of an Investment A Share is its net asset value (determined after the order is considered received), plus any applicable sales charge. The offering price of an Investment B Share is simply its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Money Market Fund offered in this prospectus twice a day, at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund and as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the Exchange is open.

                        [Logo]
 SHAREHOLDER INFORMATION


   The Trust attempts to stabilize the net asset value per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Trust's Statement of Additional Information.



   Your order for purchase is priced at the next net asset value calculated after your order is received. You will begin earning dividends on the day of your investment in the Money Market Fund or the U.S. Treasury Money Market Fund if the Trust receives payment before 1:00 p.m. (Eastern Time). The applicable cut-off time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund is 10:30 a.m. (Eastern Time).



     ALL OTHER FUNDS



   The offering price of an Investment A Share is its net asset value (determined after the order is considered received), plus any applicable sales charge. The offering price of an Investment B Share is simply its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund (other than the Money Market Funds) offered in this prospectus as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on each day that the Exchange is open.



   The Trust calculates net asset value for each of the Funds (other than the Money Market Funds) offered by this Prospectus by valuing securities held based on market value. These valuation methods are more fully described in the Trust's Statement of Additional Information.



   Your order for purchase is priced at the next net asset value calculated after your order is received. In order to purchase Investment A Shares or Investment B Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern
   Time) that day.



   ADDITIONAL INFORMATION


   Orders placed through an intermediary, such as your Huntington Personal Banker or The Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for shares to be purchased that day. It is the intermediary's responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission.

   The Trust reserves the right to suspend the sale of shares of any of the Funds temporarily and the right to refuse any order to purchase shares of any of the Funds.

   If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Trust in connection with the transaction.

   INVESTMENT B SHARES CONVERSION FEATURE

   Once you hold Investment B Shares for eight years, they will automatically convert tax-free into Investment A Shares of the same Fund. After the conversion, you will have the same dollar value investment, although you may have more or less shares due to differences in the net asset values of Investment A Shares and Investment B Shares.

   Investment A Shares carry lower distribution (12b-1) fees than Investment B Shares. Although Investment A Shares also carry a front-end sales charge, you will not incur any sales charges upon conversion.
 70

                        [ICON]
 SHAREHOLDER INFORMATION

   HOW TO BUY INVESTMENT A SHARES OR INVESTMENT B SHARES

   1. MINIMUM INVESTMENT REQUIREMENTS:

        - $1,000 for initial investments outside the Systematic Investment
          Program

        - $50 for initial investments through the Systematic Investment Program

        - $50 for subsequent investments

   2. CALL

        - Huntington Funds at (800) 253-0412


        - The Huntington Investment Company at (800) 322-4600


        - Your Huntington Personal Banker

   3. MAKE PAYMENT

        - By check payable to the applicable Huntington Fund and share class (e.g. Huntington Dividend Capture Fund -- Investment B Shares) to:

         Huntington Funds
         P.O. Box 8526

         Boston, MA 02266-8526



   Note: Checks must be made to the Huntington Funds, third party checks will not be accepted.



              (The Trust will treat your order as having been received once payment is converted to federal funds by the Trust's transfer agent)



         OR



        - By Federal funds wire to:



         State Street Bank and Trust Co.


         ABA #01100028


         Huntington Fund


         Account #9905-172-4


         Shareholder Name


         Shareholder Account Number



             (The Trust will treat your order as having been received immediately upon receipt by the Trust's transfer agent)


         OR


        - By check or Federal funds wire, through your Huntington Investment Representative, which is processed by National Financial Services LLC according to its policies and procedures



        - Through the Systematic Investment Program


          (Once you become a participant in the Program, your investments will be made automatically at your requested intervals)

   Other methods of acceptable payment are discussed in the Statement of Additional Information.

   SYSTEMATIC INVESTMENT PROGRAM


   You may invest on a regular basis in Investment A Shares or Investment B Shares of one or more Funds offered by this Prospectus through the Systematic Investment Program. To participate, you must open an account with the Trust by calling (800) 253-0412, The Huntington Investment Company, or your Personal Banker, request and complete and application, and invest at least $50 at periodic intervals.*



   *Minimum investment requirements may be different for Huntington Investment
    Company accounts.

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                        [ICON]
 SHAREHOLDER INFORMATION

   Once you have signed up for the Program, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Investment A Shares or Investment B Shares of the Fund or Funds you specify. Purchases of Investment A Shares through the Program will be assessed the applicable sales charge. Your participation in the Program may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.
                                 EXCHANGING SHARES

   On any business day when both the Federal Reserve Bank and the New York Stock Exchange are open, you may exchange shares of any Huntington Fund for the same class of shares of any other Huntington Fund offering such shares.

   In order to exchange shares of a Fund on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) that day. The information in this Prospectus refers only to the Funds offered herein. Please refer to the Prospectus that corresponds to the Fund you are exchanging.

   The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days' prior notice.

   An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

   The Statement of Additional Information contains more information about exchanges.

   EXCHANGING INVESTMENT A SHARES

   For Investment A Shares, the Trust makes exchanges at net asset value (determined after the order is considered received), plus any applicable sales charges.

         EXCHANGE
          OUT OF                  EXCHANGE INTO                SALES CHARGE
         --------                 -------------                ------------
Any Money Market Fund       Any Money Market Fund       NO
Any Money Market Fund       Any Equity or Income Fund   YES -- See "Sales Charges"
Any Income or Equity Fund   Any Money Market, Equity    NO
                            or Income Fund

   EXCHANGING INVESTMENT B SHARES

   For Investment B Shares, the Trust makes exchanges at net asset value (determined after the order is considered received) without any contingent deferred sales charge.

   Once you make an exchange, the Trust carries over the holding period of your exchanged Investment B Shares to your new Investment B Shares for purposes of calculating any CDSC upon redemption.

                        [ICON]
 SHAREHOLDER INFORMATION

   HOW TO EXCHANGE SHARES

   1. SATISFY THE MINIMUM ACCOUNT BALANCE REQUIREMENTS

        - You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

   2. CALL (You must have completed the appropriate section on your account application)

        - Huntington Funds at (800) 253-0412

        - The Huntington Investment Company at (800) 322-4600

        - Your Huntington Personal Banker

         OR

      WRITE

        - Huntington Funds
          P.O. Box 8526

          Boston, MA 02266-8526


   3. PROVIDE THE REQUIRED INFORMATION

        - Name of the Fund from which you wish to make the exchange (exchange OUT OF)

        - Specify the Investment A Shares or Investment B Shares class

        - Your account number

        - The name and address on your account

        - The dollar amount or number of shares to be exchanged

        - Name of the Fund into which you wish to make the exchange (exchange
          INTO) -- (Make sure this Fund offers the applicable class of shares)

        - Your signature (for written requests)

          (For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)
                                 REDEEMING SHARES

   You may redeem Investment A Shares or Investment B Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

   The price at which the Trust will redeem an Investment A Share will be its net asset value (determined after the order is considered received). The price at which the Trust will redeem an Investment B Share will be its net asset value (determined after the order is considered received), less any applicable contingent deferred sales charge (CDSC). All Funds offering Investment B Shares, including the Money Market Fund, are subject to CDSCs.

                        [ICON]
 SHAREHOLDER INFORMATION


   The Trust calculates the net asset value per share for each Fund offered by this Prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time). For each Money Market Fund, the Trust calculates net asset value twice a day. See "Purchasing Shares -- What Shares Cost."


   In order to redeem Investment A or Investment B Shares on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) for each of the Funds offered through this prospectus.


   For Money Market Fund shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For Money Market Fund shareholders who request redemptions after the cut-off times mentioned above and for shareholders of the Bond Funds or Equity Funds, usually proceeds will be wired or a check will be mailed the following business day after net asset value is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Personal Banker will be promptly submitted to the Trust. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.


   To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

   The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

   REDEMPTION OF ACCOUNTS WITH BALANCES UNDER $1,000

   Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares, subject to any applicable CDSCs, and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's net asset value. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

                        [Icon]
 SHAREHOLDER INFORMATION

   HOW TO REDEEM INVESTMENT A SHARES OR INVESTMENT B SHARES

   1. CALL (You must have completed the appropriate section on your account application)

        - Huntington Funds at (800) 253-0412;


        - The Huntington Investment Company at (800) 322-4600; or



        - Your Huntington Personal Banker


         OR

      WRITE

        - Huntington Funds
          P.O. Box 8526
          Boston, MA 02266


         OR



      WRITE A CHECK (INVESTMENT A SHARES OF THE MONEY MARKET FUNDS ONLY)



        - In an amount of at least $250 from your Money Market Fund checking account



         (You may not use a check to close an account.)


   2. PROVIDE THE REQUIRED INFORMATION

        - The name of the Fund from which you wish to redeem shares

        - Specify the Investment A Shares or Investment B Shares class

        - Your account number

        - The name and address on your account

        - Your bank's wire transfer information (for wire transfers)

        - The dollar amount or number of shares you wish to redeem

        - Your signature (for written requests)

          (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)


   Note: Redemptions of shares purchased by check, ACH, or SIP will be delayed until the investment has cleared, which may take up to ten business days.


   SYSTEMATIC WITHDRAWAL PROGRAM

   You may choose to receive periodic payments from redemptions of Investment A Shares or Investment B Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Personal Banker, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

                                [Logo]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           MANAGEMENT OF THE TRUST


   The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. Huntington Asset Advisors, Inc. (Huntington), whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.


   INVESTMENT ADVISER

   Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.


   On May 12, 2001, The Huntington National Bank reorganized its investment advisory services and created Huntington Asset Advisors, Inc., a separate, wholly owned subsidiary of The Huntington National Bank. Huntington Asset Advisors, Inc. has replaced The Huntington National Bank as the investment advisor to the Huntington Funds. Following the reorganization, the management and investment advisory personnel of The Huntington National Bank that provided investment management services to Huntington Funds will continue to do so as the personnel of Huntington Asset Advisors, Inc. Additionally, Huntington Asset Advisors, Inc. ("Huntington") is wholly owned and otherwise fully controlled by The Huntington National Bank. As a result, this transaction is not an "assignment" of the investment advisory contract (and sub-advisory contract) for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote is not required.



   The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. With $28.6 billion in assets as of December 31, 2000, HBI is a major Midwest regional bank holding company. Huntington, a recognized investment advisory and fiduciary services subsidiary of HBI, provides investment advisory services for corporate, charitable, governmental, institutional, personal trust and other assets. Huntington is responsible for $22.3 billion of assets, and has investment discretion over approximately $8.9 billion of that amount. Huntington has served as a mutual fund investment adviser since 1987 and has over 75 years of experience providing investment advisory services to fiduciary accounts.



   Through its portfolio management team, Huntington makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Funds.



   In addition to the Funds listed below, Huntington is entitled to receive the following fees for its services as investment adviser: 0.50% of the average daily net assets of the Rotating Index Fund, 0.75% of the average daily net assets of the Dividend Capture Fund, 1.00% of the average daily net assets of the International Equity Fund, 0.75% of the average daily net assets of the Mid Corp America Fund, and 0.85% of the average daily net assets of the New Economy Fund. Huntington is also responsible for providing administration, accounting and custodian services to the Trust. Huntington receives 0.11% of each Fund's average daily net assets for administrative services and 0.03% of each Fund's average daily net assets for accounting services, under its Administration Agreement, and 0.026% of each Fund's average daily net assets for custodian services, under its Custodian Contract. For Investment A Shares, Huntington also receives up to 0.25% of each Fund's average daily net assets under its Administrative Service Agreement.

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

                                [Logo]
 MORE ABOUT THE HUNTINGTON FUNDS

   During the fiscal year ended December 31, 2000, the Trust paid Huntington management fees as a percentage of average net assets as follows:


Money Market Fund                                                 0.27%
Ohio Municipal Money Market Fund                                  0.25%
U.S. Treasury Money Market Fund                                   0.20%
Florida Tax-Free Money Fund                                       0.20%*
Growth Fund                                                       0.60%
Income Equity Fund                                                0.60%
Mortgage Securities Fund                                          0.30%
Ohio Tax-Free Fund                                                0.50%
Michigan Tax-Free Fund                                            0.43%
Fixed Income Securities Fund                                      0.50%
Intermediate Government Income Fund                               0.46%



   *For fiscal year ended December 31, 2000, Fort Washington Investment
    Advisors, Inc., pursuant to its Sub-Advisory Agreement with Huntington, received from Huntington an annual fee equal to 0.20% of the Florida Tax-Free Money Fund's average daily net assets. Effective May 1, 2001, Huntington has terminated this Agreement.



   INVESTMENT SUB-ADVISER TO THE INTERNATIONAL EQUITY FUND



   Federated Global Investment Management Corp. (FGIM), whose address is 175 Water Street, New York, NY, 10038-4965, serves as the sub-adviser to the International Equity Fund pursuant to an investment sub-advisory agreement with Huntington. Under the sub-advisory agreement, FGIM manages the Fund, selects investments, and places orders for purchases and sales of securities subject to the general supervision of the Huntington Funds' Board of Trustees and Huntington in accordance with the Fund's investment objectives, policies, and restrictions.



   FGIM and its subsidiaries advise approximately 176 mutual funds and separate accounts which totaled approximately $139.5 billion in assets as of December 31, 2000.



   Through its portfolio management team, FGIM makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Fund.



   For its sub-advisory services, FGIM will receive 0.65% of the average daily net assets of the Huntington International Equity Fund's first $100 million of assets; 0.50% of average daily net assets of the Fund's next $50 million in assets; and 0.35% of average daily net assets of the Fund over $150 million. This fee will accrue daily and will be paid monthly by Huntington.



   RELATED PERFORMANCE OF THE SUB-ADVISER



   The following table sets forth the Sub-Adviser's composite performance data relating to the historical performance of all registered investment companies and separate accounts managed by the Sub-Adviser, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the International Equity Fund. The data is provided to illustrate the past performance of the Sub-Adviser in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the International Equity Fund. Investors should not consider this performance data as an indication of future performance of the International Equity Fund or of the Sub-Adviser.



   The Sub-Adviser's composite reflects the deduction of the maximum investment advisory fees, brokerage commissions and execution costs paid by the Sub-Adviser's accounts, without provision for federal or

                                [Logo]
 MORE ABOUT THE HUNTINGTON FUNDS


   state income taxes. For the period ending 12/31/00 this fee amounted to 1.00% annually. Administration, Transfer Agency, and Custodial fees, if any, were not included in the calculation. The Sub-Adviser's composites include all registered investment companies and separate accounts managed by the Sub-Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the International Equity Fund. Results for the full historical period are time-weighted. Composite performance is calculated quarterly and asset-weighted using assets in each portfolio at the beginning of each quarter. Securities transactions are recognized based on trade date accounting. Interest income is recognized on an accrual basis. Dividend income is recognized on the payable date. The market value and return of each individual portfolio is calculated on a monthly basis and represents the portfolio's total assets, including accrued interest, dividend receivables, cash, cash equivalents and short-term investments. All market values and performance information are valued in U.S. dollars.



   The accounts that are included in the Sub-Adviser's composites are subject to lower fees than those of the International Equity Fund. The performance results for the Sub-Adviser's composites would have been lower if the expenses to which the International Equity Fund is subject were applied.



   The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.



   The investment results of the Sub-Adviser's composite presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the International Equity Fund or an individual investor investing in the Fund.



   The information set forth in the table below relies on data supplied by the Sub-Adviser or from statistical services, reports or other sources believed by the Sub-Adviser to be reliable. Such information has not been verified and is unaudited.



                                                              SUB-ADVISER'S INTERNATIONAL    MSCI EAFE
                              YEAR                                 EQUITY COMPOSITE          INDEX(1)
                              ----                            ---------------------------    ---------
    1996....................................................              6.62%                 6.04%
    1997....................................................              8.12%                 1.78%
    1998....................................................             25.56%                20.00%
    1999....................................................             80.70%                26.97%
    2000....................................................            -24.20%               -14.17%
    One-Year(2).............................................            -24.20%               -14.17%
    Three-Years(3)..........................................             19.81%                 9.35%
    Five-Years(4)...........................................             14.67%                 7.13%
    Since Inception(5)......................................             14.22%                 7.59%


   ------------------


   (1)The MSCI Europe, Australasia, Far East Index (MSCI EAFE Index) measures the performance of the leading stocks in 20 developed countries outside of North America.



   (2)For the one-year period ending 12/31/00.



   (3)For the three-year period ending 12/31/00.



   (4)For the five-year period ending 12/31/00.



   (5)For the period from 10/1/95 through 12/31/00.

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 MORE ABOUT THE HUNTINGTON FUNDS


                                          DIVIDENDS AND DISTRIBUTIONS


   The Money Market Funds declare dividends on investment income daily and pay them monthly. These Funds also make distributions of net capital gains, if any, at least annually.


   Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, monthly. The Funds also make distributions of net capital gains, if any, at least annually.


   DISTRIBUTION OPTIONS

   All dividends and distributions payable to a holder of Investment A Shares or Investment B Shares will be automatically reinvested in additional shares of the same class of the income-producing Fund, unless the shareholder makes an alternative election. Shareholders of any of the Funds offered by this Prospectus may choose to receive all distributions in cash. Shareholders of any of the Funds offered by this Prospectus may choose to reinvest capital gains distributions, but receive all other distributions in cash.
                                          TAX CONSEQUENCES

   There are many important tax consequences associated with investment in the Funds offered by this Prospectus. Please read the summary below and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

   FEDERAL INCOME TAXES

   Each of the Funds offered by this Prospectus intends to distribute to shareholders dividends of its net investment income and distributions of capital gains. The income dividends distributed by the Ohio Municipal Money Market Fund, the Florida Tax-Free Money Fund, the Ohio Tax-Free Fund and the Michigan Tax-Free Fund are generally intended to be tax-exempt. For any portion of these Funds not invested in tax-exempt securities, and for all other Funds offered by this Prospectus, distributions of income, whether or not they are reinvested in Fund shares, may be subject to federal income tax. In addition, if you are subject to the alternative minimum tax, you will have to pay tax on any portion of income dividends attributable to investments in certain "private activity" bonds.

   For all of the Funds offered by this Prospectus, capital gains distributions may be subject to federal taxation. The rate at which you may be taxed can vary depending on the length of time a Fund holds a security.

   An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

   STATE INCOME TAXES

   In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

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 MORE ABOUT THE HUNTINGTON FUNDS

   With respect to the Florida Tax-Free Money Fund, the state of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

   The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida's intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund's shares will be exempt from the Florida intangible tax payable in the following year.


   In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transactions costs involved in restructuring a fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

                                [ICON]
 MORE ABOUT THE HUNTINGTON FUNDS

                                            FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   MONEY MARKET FUNDS


                                                                         MONEY MARKET
                                                      ---------------------------------------------------
                                                                      INVESTMENT A SHARES
                                                      ---------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------------------
                                                        2000       1999       1998       1997      1996
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  --------   --------   --------   --------   -------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                                      --------   --------   --------   --------   -------
    Net investment income.........................        0.06       0.05       0.05       0.05      0.05
    Distribution to shareholders from net investment
      income......................................       (0.06)     (0.05)     (0.05)     (0.05)    (0.05)
                                                      --------   --------   --------   --------   -------
    NET ASSET VALUE, END OF PERIOD................    $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                                      ========   ========   ========   ========   =======
    TOTAL RETURN..................................        5.81%      4.67%      5.03%      5.07%     4.90%
    Expenses......................................        0.71%      0.60%      0.60%      0.61%     0.63%
    Net investment income.........................        5.67%      4.57%      4.89%      4.96%     4.80%
    Expenses waiver/reimbursement(a)..............        0.08%      0.15%      0.15%      0.15%       --

    Net assets, end of period (000 omitted).......    $378,183   $336,085   $272,374   $140,385   $97,557


   ------------------

   (a) This voluntary expense decrease, as a result of waivers by the Adviser and/or Distributor, is reflected in both the expense and net investment income ratios shown above.

                                [ICON]
 MORE ABOUT THE HUNTINGTON FUNDS

                                            FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   MONEY MARKET FUNDS


                                                                 OHIO MUNICIPAL MONEY MARKET
                                                      --------------------------------------------------
                                                                     INVESTMENT A SHARES
                                                      --------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                      --------------------------------------------------
                                                        2000       1999       1998      1997      1996
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  --------   --------   --------   -------   -------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $   1.00   $   1.00   $   1.00   $  1.00   $  1.00
                                                      --------   --------   --------   -------   -------
    Net investment income.........................        0.03       0.03       0.03      0.03      0.03
    Distribution to shareholders from net investment
      income......................................       (0.03)     (0.03)     (0.03)    (0.03)    (0.03)
                                                      --------   --------   --------   -------   -------
    NET ASSET VALUE, END OF PERIOD................    $   1.00   $   1.00   $   1.00   $  1.00   $  1.00
                                                      ========   ========   ========   =======   =======
    TOTAL RETURN..................................        3.43%      2.69%      2.97%     3.17%     3.04%
    Expenses......................................        0.72%      0.59%      0.57%     0.55%     0.52%
    Net investment income.........................        3.36%      2.64%      2.93%     3.13%     3.00%
    Expenses waiver/reimbursement(a)..............        0.10%      0.20%      0.20%     0.22%     0.12%

    Net assets, end of period (000 omitted).......    $109,755   $121,623   $133,295   $82,897   $74,102


   ------------------

   (a) This voluntary expense decrease, as a result of waivers by the Adviser and/or Distributor, is reflected in both the expense and net investment income ratios shown above.

                                [Logo]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   MONEY MARKET FUNDS


                                                                U.S. TREASURY MONEY MARKET
                                                      -----------------------------------------------
                                                                    INVESTMENT A SHARES
                                                      -----------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------------
                                                       2000      1999      1998      1997      1996
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  -------   -------   -------   -------   -------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                      -------   -------   -------   -------   -------
    Net investment income.........................       0.05      0.04      0.05      0.05      0.05
    Distribution to shareholders from net investment
      income......................................      (0.05)    (0.04)    (0.05)    (0.05)    (0.05)
                                                      -------   -------   -------   -------   -------
    NET ASSET VALUE, END OF PERIOD................    $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                      =======   =======   =======   =======   =======
    TOTAL RETURN..................................       5.56%     4.42%     4.85%     4.95%     4.87%
    Expenses......................................       0.63%     0.49%     0.50%     0.52%     0.52%
    Net investment income.........................       5.41%     4.34%     4.74%     4.85%     4.77%
    Expenses waiver/reimbursement(a)..............       0.07%     0.15%     0.15%     0.15%     0.15%
    Net assets, end of period (000 omitted).......    $37,717   $40,788   $54,522   $57,182   $47,884


   ------------------

   (a) This voluntary expense decrease, as a result of waivers by the Adviser and/or Distributor, is reflected in both the expense and net investment income ratios shown above.

                                [Logo]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   MONEY MARKET FUNDS


                                                       FLORIDA TAX-FREE
                                                             MONEY
                                                      -------------------
                                                      INVESTMENT A SHARES
                                                      -------------------
                                                          YEAR ENDED
                                                         DECEMBER 31,
                                                      -------------------
                                                        2000     1999(b)
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  --------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $  1.00    $  1.00
                                                      -------    -------
    Net investment income.........................       0.03       0.03
    Distribution to shareholders from net investment
      income......................................      (0.03)     (0.03)
                                                      -------    -------
    NET ASSET VALUE, END OF PERIOD................    $  1.00    $  1.00
                                                      =======    =======
    TOTAL RETURN..................................       3.48%      2.74%
    Expenses......................................       0.77%      0.57%
    Net investment income.........................       3.45%      2.70%
    Expenses waiver/reimbursement(a)..............       0.16%      0.43%
    Net assets, end of period (000 omitted).......    $51,182    $19,567


   ------------------

   (a) This voluntary expense decrease, as a result of waivers by the Adviser and/or Distributor, is reflected in both the expense and net investment income ratios shown above.

   (b) Commenced 1/6/99.

                                [Logo]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   MONEY MARKET FUNDS

                                                        MONEY MARKET(c)
                                                      -------------------
                                                      INVESTMENT B SHARES
                                                      -------------------
                                                          YEAR ENDED
                                                         DECEMBER 31,
                                                      -------------------
                                                             2000
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  -------------------
    NET ASSET VALUE, BEGINNING OF PERIOD..........          $ 1.00
                                                            ------
    Net investment income.........................            0.03
    Distribution to shareholders from net investment
      income......................................           (0.03)
                                                            ------
    NET ASSET VALUE, END OF PERIOD................          $ 1.00
                                                            ======
    TOTAL RETURN..................................            3.44%
    Expenses......................................            1.48%
    Net investment income.........................            5.07%
    Expenses waiver/reimbursement(a)..............              --
    Net assets, end of period (000 omitted).......          $   11

   ------------------

   (a) This voluntary expense decrease, as a result of waivers by the Adviser and/or Distributor, is reflected in both the expense and net investment income ratios shown above.

   (c) Commenced 5/2/00.

                                [Logo]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   EQUITY FUNDS


                                                                         GROWTH
                                                      ---------------------------------------------
                                                                  INVESTMENT A SHARES*
                                                      ---------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------------
                                                       2000      1999      1998      1997     1996
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  -------   -------   -------   ------   ------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $ 49.47   $ 49.76   $ 43.46   $33.96   $30.81
                                                      -------   -------   -------   ------   ------
    Net investment income.........................      (0.12)     0.18      0.19     0.19     0.31
    Net realized and unrealized gain/(loss) on
      investments.................................       1.83      6.12      7.67    11.63     4.73
    Total from investment operations..............       1.71      6.30      7.86    11.82     5.04
    Distribution to shareholders from net investment
      income......................................         --     (0.17)    (0.17)   (0.20)   (0.33)
    Distribution to shareholders from net realized
      gain on investment transactions.............      (0.72)    (6.42)    (1.21)   (2.12)   (1.56)
    Distributions in excess of net investment
      income......................................      (0.03)       --     (0.18)      --       --
    Total Distributions...........................      (0.75)    (6.59)    (1.56)   (2.32)   (1.89)
                                                      -------   -------   -------   ------   ------
    NET ASSET VALUE, END OF PERIOD................    $ 50.43   $ 49.47   $ 49.76   $43.46   $33.96
                                                      =======   =======   =======   ======   ======
    TOTAL RETURN+.................................       3.50%    13.25%    18.25%   35.04%   16.43%
    Expenses......................................       1.09%     1.07%     1.04%    1.05%    1.08%
    Net investment income.........................      (0.24)%    0.33%     0.37%    0.48%    0.93%
    Expenses waiver/reimbursement(c)..............       0.03%       --        --       --       --
    Net assets, end of period (000 omitted).......    $15,665   $17,290   $16,501   $5,485   $4,285
    Portfolio turnover rate.......................         24%       10%       11%      12%      21%


   ------------------

     * Reflects operations from May 1, 1997 (date of initial public investment) to December 31, 1997.

     + Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

    (c) This voluntary expense decreases, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

                                [Logo]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   EQUITY FUNDS


                                                                INCOME EQUITY
                                                      ---------------------------------
                                                            INVESTMENT A SHARES*
                                                      ---------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                                      ---------------------------------
                                                       2000     1999     1998    1997**
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  ------   ------   ------   ------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $36.72   $40.86   $36.29   $31.20
                                                      ------   ------   ------   ------
    Net investment income.........................      1.11     1.03     0.98     0.65
    Net realized and unrealized gain/(loss) on
      investments.................................     (0.70)   (3.85)    5.29     5.72
    Total from investment operations..............      0.41    (2.82)    6.27     6.37
    Distribution to shareholders from net investment
      income......................................     (1.14)   (1.03)   (0.99)   (0.63)
    Distribution to shareholders from net realized
      gain on investment transactions.............     (0.68)   (0.27)   (0.71)   (0.65)
    Distributions in excess of net investment
      income......................................        --    (0.02)      --       --
    Total distributions...........................     (1.82)   (1.32)   (1.70)   (1.28)
                                                      ------   ------   ------   ------
    NET ASSET VALUE, END OF PERIOD................    $35.31   $36.72   $40.86   $36.29
                                                      ======   ======   ======   ======
    TOTAL RETURN+.................................      1.27%   (7.00)%  17.56%   16.09%(a)
    Expenses......................................      1.10%    1.07%    1.06%    1.08%(b)
    Net investment income.........................      3.14%    2.68%    2.58%    2.76%(b)
    Expenses waiver/reimbursement(c)..............      0.03%      --       --       --
    Net assets, end of period (000 omitted).......    $1,862   $1,667   $1,885   $  279
    Portfolio turnover rate.......................        41%      20%      13%      24%


   ------------------

     * Reflects operations from May 1, 1997 (date of initial public investment) to December 31, 1997.

     + Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

    (a) Not annualized.

    (b) Computed on an annualized basis.

    (c) This voluntary expense decreases, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

                                [Logo]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   EQUITY FUNDS


                                                           GROWTH(d)
                                                      -------------------
                                                      INVESTMENT B SHARES
                                                      -------------------
                                                          YEAR ENDED
                                                         DECEMBER 31,
                                                      -------------------
                                                             2000
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  -------------------
    NET ASSET VALUE, BEGINNING OF PERIOD..........          $50.06
                                                            ------
    Net investment income.........................           (0.04)
    Net realized and unrealized gain/(loss) on
      investments.................................            0.87
    Total from investment operations..............            0.83
    Distribution to shareholders from net investment
      income......................................              --
    Distribution to shareholders from net realized
      gain on investment transactions.............           (0.72)
    Distributions in excess of net investment
      income......................................              --
    Total distributions...........................           (0.72)
                                                            ------
    NET ASSET VALUE, END OF PERIOD................          $50.17
                                                            ======
    TOTAL RETURN+.................................            1.70%
    Expenses......................................            1.86%
    Net investment income.........................           (0.89)%
    Expenses waiver/reimbursement(c)..............              --
    Net assets, end of period (000 omitted).......          $   87
    Portfolio turnover rate.......................              24%


   ------------------

     + Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

     (c) This voluntary expense decreases, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

     (d) Commenced 5/1/00.

                                [Logo]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   EQUITY FUNDS


                                                       INCOME EQUITY(d)
                                                      -------------------
                                                      INVESTMENT B SHARES
                                                      -------------------
                                                          YEAR ENDED
                                                         DECEMBER 31,
                                                      -------------------
                                                             2000
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  -------------------
    NET ASSET VALUE, BEGINNING OF PERIOD..........          $35.83
                                                            ------
    Net investment income.........................            0.53
    Net realized and unrealized gain/(loss) on
      investments.................................            0.21
    Total from investment operations..............            0.74
    Distribution to shareholders from net investment
      income......................................           (0.69)
    Distribution to shareholders from net realized
      gain on investment transactions.............           (0.68)
    Distributions in excess of net investment
      income......................................              --
    Total distributions...........................           (1.37)
                                                            ------
    NET ASSET VALUE, END OF PERIOD................          $35.20
                                                            ======
    TOTAL RETURN+.................................            2.16%
    Expenses......................................            1.96%
    Net investment income.........................            2.25%
    Expenses waiver/reimbursement(c)..............              --
    Net assets, end of period (000 omitted).......          $    1
    Portfolio turnover rate.......................              41%


   ------------------

     + Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

    (c) This voluntary expense decreases, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

    (d) Commenced 5/1/00.

                                [ICON]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   INCOME FUNDS


                                                                    OHIO TAX-FREE
                                                      ------------------------------------------
                                                                 INVESTMENT A SHARES*
                                                      ------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                                      ------------------------------------------
                                                       2000     1999     1998     1997     1996
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  ------   ------   ------   ------   ------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $20.67   $21.82   $21.73   $21.48   $21.77
                                                      ------   ------   ------   ------   ------
    Net investment income.........................      0.92     0.87     0.93     0.98     0.96
    Net realized and unrealized gain/(loss) on
      investments.................................      0.64    (1.12)    0.11     0.25    (0.29)
    Total from investment operations..............      1.56    (0.25)    1.04     1.23     0.67
    Distribution to shareholders from net investment
      income......................................     (0.92)   (0.89)   (0.93)   (0.97)   (0.96)
    Distribution to shareholders from net realized
      gain on investment transactions.............        --    (0.01)   (0.02)   (0.01)      --
    Distributions in excess of net investment
      income+.....................................        --       --       --       --       --
    Total distributions...........................     (0.92)   (0.90)   (0.95)   (0.98)   (0.96)
                                                      ------   ------   ------   ------   ------
    NET ASSET VALUE, END OF PERIOD................    $21.31   $20.67   $21.82   $21.73   $21.48
                                                      ======   ======   ======   ======   ======
    TOTAL RETURN++................................      7.73%   (1.17)%   4.90%    5.88%    3.20%
    Expenses......................................      1.10%    1.07%    0.98%    0.97%    1.01%
    Net investment income.........................      4.37%    4.44%    4.25%    4.47%    3.24%
    Expenses waiver/reimbursement(a)..............      0.03%      --       --       --       --
    Net assets, end of period (000 omitted).......    $1,119   $1,310   $1,519   $1,468   $1,900
    Portfolio turnover rate.......................         1%      11%       9%      14%       6%


   ------------------

    + Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

   ++ Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

    (a) This voluntary expense decrease, as a result of waivers by the Adviser and/or Distributor is reflected in both the expense and net investment income ratios shown above.

                                [Logo]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   INCOME FUNDS


                                                               FIXED INCOME SECURITIES
                                                      ------------------------------------------
                                                                 INVESTMENT A SHARES*
                                                      ------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                                      ------------------------------------------
                                                       2000     1999     1998     1997     1996
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  ------   ------   ------   ------   ------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $19.74   $21.78   $21.41   $20.95   $21.78
                                                      ------   ------   ------   ------   ------
    Net investment income.........................      1.24     1.08     1.20     1.25     1.29
    Net realized and unrealized gain/(loss) on
      investments.................................      0.53    (1.95)    0.66     0.47    (0.83)
    Total from investment operations..............      1.77    (0.87)    1.86     1.72     0.46
    Distribution to shareholders from net investment
      income......................................     (1.26)   (1.17)   (1.21)   (1.26)   (1.29)
    Distribution to shareholders from net realized
      gain on investment transactions.............        --       --    (0.28)      --       --
    Distributions in excess of net investment
      income+.....................................        --       --       --       --       --
    Total distributions...........................     (1.26)   (1.17)   (1.49)   (1.26)   (1.29)
                                                      ------   ------   ------   ------   ------
    NET ASSET VALUE, END OF PERIOD................    $20.25   $19.74   $21.78   $21.41   $20.95
                                                      ======   ======   ======   ======   ======
    TOTAL RETURNS++...............................      9.27%   (4.07)%   8.93%    8.54%    2.32%
    Expenses......................................      1.01%    1.06%    0.95%    0.95%    0.99%
    Net investment income.........................      6.29%    5.65%    5.53%    6.01%    6.12%
    Expenses waiver/reimbursement(a)..............      0.02%      --       --       --       --
    Net assets, end of period (000 omitted).......    $1,132   $1,293   $1,586   $1,615   $1,851
    Portfolio turnover rate.......................        28%      44%      47%     116%      16%


   ------------------

    + Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

   ++ Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

    (a) This voluntary expense decrease, as a result of waivers by the Adviser and/or Distributor, is reflected in both the expense and net investment income ratios shown above.

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                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   INCOME FUNDS

                                                                  MORTGAGE SECURITIES
                                                      -------------------------------------------
                                                                 INVESTMENT A SHARES*
                                                      -------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                      -------------------------------------------
                                                      2000     1999     1998    1997(b)   1996(b)
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  -----   ------   ------   -------   -------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $7.89   $ 8.27   $ 8.26   $ 8.08    $ 8.12
                                                      -----   ------   ------   ------    ------
    Net investment income.........................     0.49     0.45     0.48     0.50      0.53
    Net realized and unrealized gain/(loss) on
      investments.................................     0.23    (0.38)    0.01     0.17     (0.04)
    Total from investment operations..............     0.72     0.07     0.49     0.67      0.49
    Distribution to shareholders from net investment
      income......................................    (0.47)   (0.45)   (0.48)   (0.49)    (0.53)
    Distribution to shareholders from net realized
      gain on investment transactions.............       --       --       --       --        --
    Distributions in excess of net investment
      income+.....................................       --       --       --       --        --
    Total distributions...........................     0.47    (0.45)   (0.48)   (0.49)    (0.53)
                                                      -----   ------   ------   ------    ------
    NET ASSET VALUE, END OF PERIOD................    $8.14   $ 7.89   $ 8.27   $ 8.26    $ 8.08
                                                      =====   ======   ======   ======    ======
    TOTAL RETURN++................................     9.55%    0.88%    6.09%    8.54%     6.25%
    Expenses......................................     1.01%    1.45%    0.88%    0.91%     0.92%
    Net investment income.........................     6.01%    5.54%    5.84%    6.16%     6.57%
    Expense waiver/reimbursement(a)...............     0.19%    0.45%    0.45%    0.45%     0.53%
    Net assets, end of period (000 omitted).......    $ 779   $1,025   $1,068   $1,082    $1,666
    Portfolio turnover rate.......................        9%      20%      17%      63%       90%

   ------------------

    + Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

   ++ Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

    (a) This voluntary expense decrease, as a result of waivers by the Adviser and/or Distributor, is reflected in both the expense and net investment income ratios shown above.

    (b) Per share information presented is based upon the monthly number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

 92
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                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   INCOME FUNDS

                                                        FIXED INCOME(c)
                                                      -------------------
                                                         INVESTMENT B
                                                            SHARES
                                                      -------------------
                                                          YEAR ENDED
                                                         DECEMBER 31,
                                                      -------------------
                                                             2000
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  -------------------
    NET ASSET VALUE, BEGINNING OF PERIOD..........          $19.56
                                                            ------
    Net investment income.........................            0.75
    Net realized and unrealized gain/(loss) on
      investments.................................            0.73
    Total from investment operations..............            1.48
    Distribution to shareholders from net investment
      income......................................           (0.79)
    Distribution to shareholders from net realized
      gain on investment transactions.............              --
    Distributions in excess of net investment
      income+.....................................              --
    Total distributions...........................           (0.79)
                                                            ------
    NET ASSET VALUE, END OF PERIOD................          $20.25
                                                            ======
    TOTAL RETURN++................................            7.72%
    Expenses......................................            1.68%
    Net investment income.........................            5.73%
    Expenses waiver/reimbursement(a)..............              --
    Net assets, end of period (000 omitted).......          $    2
    Portfolio turnover rate.......................              28%

   ------------------

    + Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

   ++ Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

    (a) This voluntary expense decrease, as a result of waivers by the Adviser and/or Distributor, is reflected in both the expense and net investment income ratios shown above.

    (c) Commenced 5/1/00.

                                [Logo]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 2000 and December 31, 1999, the seven-month period ended December 31, 1998 and the six-month period ended May 31, 1998 were audited by KPMG LLP
   (KPMG). The financial highlights for the periods or years ended December 31, 1996 and 1997 have been derived from the financial statements for the Consumer Class of shares of the FMB Michigan Tax-Free Bond Fund and the FMB Intermediate Government Income Fund (the "FMB Funds"), the funds which were reorganized to create the Michigan Tax-Free Fund and the Intermediate Government Income Fund, respectively on April 6, 1998, and were audited by the FMB Funds' auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   INCOME FUNDS


                                                                         MICHIGAN TAX-FREE
                                                      -------------------------------------------------------
                                                                       INVESTMENT A SHARES*
                                                      -------------------------------------------------------
                                                                         PERIOD ENDED,(a)
                                                      -------------------------------------------------------
                                                       2000     1999    1998(c)   1998(d)      1997(e)   1996(e)
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  ------   ------   -------   -------      -------   -------
    NET ASSET VALUE, BEGINNING OF PERIOD.........     $10.44   $10.99   $10.97    $10.89       $10.79    $10.79
                                                      ------   ------   ------    ------       ------    ------
    Net investment income........................       0.46     0.46     0.28      0.24         0.47      0.48
    Net realized and unrealized gain/(loss) on
      investments................................      (0.28)   (0.55)    0.06      0.06         0.10        --
    Total from investment operations.............       0.74    (0.09)    0.34      0.30         0.57      0.48
    Distribution to shareholders from net investment
      income.....................................      (0.46)   (0.46)   (0.30)    (0.22)       (0.47)    (0.48)
    Distribution to shareholders from net realized
      gain on investment transactions............      (0.01)      --    (0.02)       --           --        --
    Total distributions..........................      (0.47)   (0.46)   (0.32)    (0.22)       (0.47)    (0.48)
                                                      ------   ------   ------    ------       ------    ------
    NET ASSET VALUE, END OF PERIOD...............     $10.71   $10.44   $10.99    $10.97       $10.89    $10.79
                                                      ======   ======   ======    ======       ======    ======
    TOTAL RETURN+................................       7.27%   (0.77)%   3.14%(h)  2.75%(h)    5.47%      4.61%
    Expenses.....................................       1.09%    0.98%    0.92%(g)  1.00%(f)(g) 0.98%      0.84%
    Net investment income........................       4.34%    4.33%    4.32%(g)  4.30%(g)    4.41%      4.55%
    Expenses waiver/reimbursement(b).............       0.05%    0.07%    0.07%(g)  0.21%(g)    0.37%      0.56%
    Net assets, end of period (000 omitted)......     $6,059   $7,183   $8,764    $9,946      $9,426     $9,050
    Portfolio turnover rate......................          0%       6%       7%(h)     2%(h)       7%        16%


   ------------------

    * No information provided for Investment B Shares, as that share class had not commenced operations as of December 31, 2000.

    + Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
   (a) The fiscal year end of Huntington Michigan Tax-Free Fund and Huntington Intermediate Government Income Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with the other Huntington Funds.
   (b) This voluntary expense decrease, as a result of waivers by the Adviser and/or Distributor, is reflected in both the expense and net investment income ratios shown above.
   (c) Seven months ended December 31.
   (d) Six months ended May 31.
   (e) Year ended November 30.
   (f) Expense ratios reflect operating expenses in effect during the period prior to and subsequent to the reorganization with the FMB Funds.
   (g) Computed on an annualized basis.
   (h) Not annualized.

                                [Logo]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS

   The following financial highlights for the periods or years ended December 31, 2000 and December 31, 1999, the seven-month period ended December 31, 1998 and the six-month period ended May 31, 1998 were audited by KPMG LLP
   (KPMG). The financial highlights for the periods or years ended December 31, 1996 and 1997 have been derived from the financial statements for the Consumer Class of shares of the FMB Michigan Tax-Free Bond Fund and the FMB Intermediate Government Income Fund (the "FMB Funds"), the funds which were reorganized to create the Michigan Tax-Free Fund and the Intermediate Government Income Fund, respectively on April 6, 1998, and were audited by the FMB Funds' auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.

   INCOME FUNDS


                                                                      INTERMEDIATE GOVERNMENT INCOME
                                                      ----------------------------------------------------------------
                                                                           INVESTMENT A SHARES*
                                                      ----------------------------------------------------------------
                                                                             PERIOD ENDED,(a)
                                                      ----------------------------------------------------------------
                                                       2000     1999    1998(c)      1998(d)      1997(e)      1996(e)
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  ------   ------   -------      -------      -------      -------
    NET ASSET VALUE, BEGINNING OF PERIOD.........     $ 9.76   $10.42   $10.24       $10.16       $10.13       $10.24
                                                      ------   ------   ------       ------       ------       ------
    Net investment income........................       0.54     0.54     0.31         0.28         0.57         0.57
    Net realized and unrealized gain/(loss) on
      investments................................       0.47    (0.68)    0.20         0.05         0.02        (0.10)
    Total from investment operations.............       1.01    (0.14)    0.51         0.33         0.59         0.47
    Distribution to shareholders from net investment
      income.....................................      (0.55)   (0.52)   (0.33)       (0.25)       (0.56)       (0.58)
    Distribution to shareholders from net realized
      gain on investment transactions............         --       --       --           --           --           --
    Total distributions..........................      (0.55)   (0.52)   (0.33)       (0.25)       (0.56)       (0.58)
                                                      ------   ------   ------       ------       ------       ------
    NET ASSET VALUE, END OF PERIOD...............     $10.22   $ 9.76   $10.42       $10.24       $10.16       $10.13
                                                      ======   ======   ======       ======       ======       ======
    TOTAL RETURN+................................      10.74%   (1.33)%   5.06%(h)   3.31%(h)       5.99%        4.80%
    Expenses.....................................       1.02%    0.74%    0.94%(g)   1.01%(f)(g)    1.04%        0.95%
    Net investment income........................       5.52%    5.46%    5.13%(g)   5.42%(g)       5.66%        5.73%
    Expenses waiver/reimbursement(b).............       0.04%    0.04%    0.05%(g)   0.09%(g)       0.10%        0.19%
    Net assets, end of period (000 omitted)......     $1,705   $2,055   $3,084     $3,217         $3,518       $5,230
    Portfolio turnover rate......................         24%      14%       7%        14%(h)         28%          16%


   ------------------
    * No information provided for Investment B Shares, as that share class had not commenced operations as of December 31, 2000.
    + Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
   (a) The fiscal year end of Huntington Michigan Tax-Free Fund and Huntington Intermediate Government Income Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with the other Huntington Funds.
   (b) This voluntary expense decrease, as a result of waivers by the Adviser and/or Distributor is reflected in both the expense and net investment income ratios shown above.
   (c) Seven months ended December 31.
   (d) Six months ended May 31.
   (e) Year ended November 30.
   (f) Expense ratios reflected operating expenses in effect during the period prior to and subsequent to the reorganization with the FMB Funds.
   (g) Computed on an annualized basis.
   (h) Not annualized.
                                                                              95
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                                           ADDITIONAL INVESTMENT STRATEGIES

   FUNDAMENTAL INVESTMENT POLICIES

   The following are fundamental policies of the indicated Fund:

   OHIO MUNICIPAL MONEY MARKET FUND

   - at least 65% of total assets invested in Ohio tax-exempt securities.

   - at least 80% of annual interest income exempt from federal regular income tax. Income which is subject to alternative minimum tax will not be counted towards satisfying this policy.

   FLORIDA TAX-FREE MONEY FUND

   - at least 65% of total assets invested in Florida tax-exempt securities.

   - at least 80% of annual interest income exempt from federal regular income tax. Income which is subject to alternative minimum tax will not be counted towards satisfying this policy.

   U.S. TREASURY MONEY MARKET FUND

   - at least 65% of total assets invested in direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

   GROWTH FUND

   - at least 65% of total assets invested in equity securities.

   INCOME EQUITY FUND

   - at least 65% of total assets invested in common stock, securities convertible into common stock and securities deemed by the Adviser to have common stock characteristics.

   ROTATING INDEX FUND

   - at least 80% of total assets invested, directly or indirectly through index-based securities, in stocks comprising the broad-based equity index that the Adviser has chosen to emulate.

   MORTGAGE SECURITIES FUND

   - at least 65% of total assets invested in mortgage-related securities, including derivative mortgage securities. Collateralized mortgage obligations (CMOs) issued by private entities will not be counted towards satisfying this requirement.

   OHIO TAX-FREE FUND

   - at least 80% of total assets invested in Ohio tax-exempt securities.

   - no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

   MICHIGAN TAX-FREE FUND

   - at least 65% of total assets invested in Michigan tax-exempt securities.

   - no more than 20% of net assets invested in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

 96
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                                           ADDITIONAL INVESTMENT STRATEGIES
                                           CONTINUED

   FIXED INCOME SECURITIES FUND

   - at least 65% of total assets invested in fixed income securities.

   INTERMEDIATE GOVERNMENT INCOME FUND

   - at least 65% of total assets in obligations issued or guaranteed by the U.S. Government its agencies or instrumentalities and mortgage-related securities with dollar-weighted average maturities of not less than three or more than ten years.

   ADDITIONAL INVESTMENT POLICIES


   ROTATING INDEX FUND. For the period that the Fund is invested in a particular broad-based equity index, the Fund attempts to achieve a correlation of at least 95% between the total return of its nets assets before expenses and the total return of the index selected by the Adviser. Perfect correlation would be 100%. Tracking accuracy will be monitored by the Adviser and appropriate adjustments will be made to the portfolio if the targeted correlation is not achieved.


   Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index's performance, before fees and expenses, is through buying all the index's securities in the same proportion as they are reflected in the index.

   As discussed in the Fund Summary, until total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the selected broad-based equity index, but instead will invest indirectly in the index through its acquisition of index-based securities. Investing through the Fund in index-based securities involves certain additional expenses and certain tax results which would not be present in a direct investment in individual securities.

   By investing in the index-based securities indirectly through the Fund (for the period in which the Fund does not have sufficient assets to invest directly in index stocks), an investor will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's shares, and he may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's policies of investing in index-based securities, he may receive taxable capital gains distributions to a greater extent than would be the case if he invested directly in the securities comprising the index.

                                                                              97
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                               [ICON]
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                                          INVESTMENT PRACTICES

   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.


                    FUND NAME                                      FUND CODE
                    ---------                                      ---------
                    Money Market Fund                                  1
                    Ohio Municipal Money Market Fund                   2
                    Florida Tax-Free Money Fund                        3
                    U.S. Treasury Money Market Fund                    4
                    Growth Fund                                        5
                    Income Equity Fund                                 6
                    Rotating Index Fund                                7
                    Dividend Capture Fund                              8
                    International Equity Fund                          9
                    Mid Corp America Fund                             10
                    New Economy Fund                                  11
                    Mortgage Securities Fund                          12
                    Ohio Tax-Free Fund                                13
                    Michigan Tax-Free Fund                            14
                    Fixed Income Securities Fund                      15
                    Intermediate Government Income Fund               16



                             INSTRUMENT                              FUND CODE         RISK TYPE
                             ----------                             -----------    ------------------
    AMERICAN DEPOSITORY RECEIPTS (ADRS):  ADRs are foreign             5-11              Market
    Shares of a company held by a U.S. bank that issues a                              Political
    receipt evidencing ownership. ADRs pay dividends in U.S.                       Foreign Investment
    dollars.

    ASSET-BACKED SECURITIES:  Securities backed by company           1,3,11-13        Pre-payment
    receivables, home equity loans, truck and auto loans,                                Market
    leases, credit card receivables and other securities backed                          Credit
    by other types of receivables or assets.                                           Regulatory

    BANKERS' ACCEPTANCES:  Bills of exchange or time drafts            1-16              Credit
    drawn on and accepted by a commercial bank. They generally                         Liquidity
    have maturities of six months or less.                                               Market

    BONDS:  Interest-bearing or discounted government or            1-4,6,8-16           Market
    corporate securities that obligate the issuer to pay the                             Credit
    bondholder a specified sum of money, usually at specific
    intervals, and to repay the principal amount of the loan at maturity.

    CALL AND PUT OPTIONS:  A call option gives the buyer the         5-7,8-11          Management
    right to buy, and obligates the seller of the option to                            Liquidity
    sell, a security at a specified price. A put option gives                            Credit
    the buyer the right to sell, and obligates the seller of the                         Market
    option to buy, a security at a specified price. The Funds                           Leverage
    will sell only covered call and secured put options, and may buy bonds' existing option contraction known as "closing
    transactions".


 98
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                                          INVESTMENT PRACTICES
                                          CONTINUED

                               [ICON]
 MORE ABOUT THE HUNTINGTON FUNDS


                             INSTRUMENT                              FUND CODE         RISK TYPE
                             ----------                             -----------    ------------------
    CERTIFICATES OF DEPOSIT:  Negotiable instruments with a            1-16              Market
    stated maturity.                                                                     Credit
                                                                                       Liquidity

    COMMERCIAL PAPER:  Secured and unsecured short-term                1-16              Credit
    promissory notes issued by corporations and other entities.                        Liquidity
    Their maturities generally vary from a few days to nine                              Market
    months.

    COMMON STOCK:  Shares of ownership of a company.                   7-12              Market

    CONVERTIBLE SECURITIES:  Bonds or preferred stock that             5-11              Market
    convert to common stock.                                                             Credit

    DEMAND NOTES:  Securities that are subject to puts and             1-16              Market
    standby commitments to purchase the securities at a fixed                          Liquidity
    price (usually with accrued interest) within a fixed period                        Management
    of time following demand by a Fund.

    DERIVATIVES:  Instruments whose value is derived from an           1-16            Management
    underlying contract, index or security, or any combination                           Market
    thereof, including futures, options (e.g., put and calls),                           Credit
    options on futures, swap agreements, and some                                      Liquidity
    mortgage-backed securities.                                                         Leverage

    FOREIGN SECURITIES:  Stocks issued by foreign companies           5-11,15            Market
    including ADRs and Global Depository Receipts (GDRs), as                           Political
    well as Commercial paper of foreign issuers and obligations                    Foreign Investment
    of foreign governments, companies, banks, overseas branches                        Liquidity
    of U.S. banks or supranational entities.

    FORWARD FOREIGN CURRENCY CONTRACTS:  An obligation to           5,6,9-11,15        Management
    purchase or sell a specific amount of a currency at a fixed                        Liquidity
    future date and price set by the parties involved at the                             Credit
    time the contract is negotiated.                                                     Market
                                                                                       Political
                                                                                        Leverage
                                                                                   Foreign Investment

    FOREIGN EXCHANGE CONTRACTS:  Spot currency trades whereby            9             Management
    one currency is exchanged for another. The Fund may also                           Liquidity
    enter into derivative contracts in which a foreign currency                          Credit
    is an underlying contract.                                                           Market
                                                                                       Political
                                                                                        Leverage
                                                                                   Foreign Investment

    FUTURES AND RELATED OPTIONS:  A contract providing for the         1-16            Management
    future sale and purchase of a specific amount of a specific                          Market
    security, class of securities, or index at a specified time                          Credit
    in the future and at a specified price. The aggregate value                        Liquidity
    of options on securities (long puts and calls) will not                             Leverage
    exceed 10% of a Fund's net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more
    than 25% of the Fund's assets


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                                          INVESTMENT PRACTICES
                                          CONTINUED

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
                             INSTRUMENT                              FUND CODE         RISK TYPE
                             ----------                             -----------    ------------------
    ILLIQUID SECURITIES:  Securities that ordinarily cannot be         1-16            Liquidity
    sold within seven business days at the value the Fund has                            Market
    estimated for them. Each Fund, except the Florida Tax-Free
    Money Market Fund, may invest up to 10% of its total assets in illiquid securities (15% in the case of the Rotating
    Index Fund and Intermediate Government Income Fund). The
    Florida Tax-Free Money Market Fund may invest up to 10% of its net assets in illiquid securities
    INDEX-BASED SECURITIES:  Index-based securities such as            5-11              Market
    Standard & Poor's Depository Receipts ("SPDRs") and
    NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price
    performance and dividend yield of an index, such as the S&P
    500 Index or the NASDAQ-100 Index. Index-based securities
    entitle a holder to receive proportionate quarterly cash
    distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust
    expenses.

    INVESTMENT COMPANY SECURITIES:  Shares of registered               1-16              Market
    investment companies. These may include Huntington Money
    Market Funds and other registered investment companies for which Huntington, its sub-advisers, or any of their
    affiliates serves as investment adviser, administrator or
    distributor. Except for the Rotating Index Fund, each of the
    Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not,
    however, own more than 3% of the securities of any one
    registered investment company or invest more than 10% of its assets in the Shares of other registered investment
    companies. The Rotating Index Fund may invest all of its
    assets in the Shares of any one investment company or
    investment companies. The Rotating Index Fund, however, may not own more than 3% of the securities of any one investment company. If the Rotating Index Fund owns more than 1% of the shares of an investment company, that portion that exceeds
    1% may be considered illiquid and would be subject to the
    limitation on investing in illiquid securities. As a
    shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.

    INVESTMENT GRADE SECURITIES:  Securities rated BBB or higher      6,8-16             Market
    by Standard & Poor's; Baa or better by Moody's; similarly                            Credit
    rated by other nationally recognized rating organizations;
    or, if not rated, determined to be of comparably high
    quality by the Adviser.

    LIMITED LIABILITY COMPANIES:  Entities such as limited               9               Market
    partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

    MONEY MARKET INSTRUMENTS:  Investment-grade, U.S.                  1-16              Market
    dollar-denominated debt securities with remaining maturities                         Credit
    of one year or less. These may include short-term U.S.
    government obligations, commercial paper and other
    short-term corporate obligations, repurchase agreements
    collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
    institution obligations. These securities may carry fixed or variable interest rates.


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                                          INVESTMENT PRACTICES
                                          CONTINUED

                               [ICON]
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
                             INSTRUMENT                              FUND CODE         RISK TYPE
                             ----------                             -----------    ------------------
    MORTGAGE-BACKED SECURITIES:  Bonds backed by real estate        6,8,12,15,16      Pre-payment
    loans and pools of loans. These include collateralized                               Market
    mortgage obligations (CMOs) and real estate mortgage                                 Credit
    investment conduits (REMICs).                                                      Regulatory

    MORTGAGE DOLLAR ROLLS:  A transaction in which a Fund sells         12            Pre-payment
    security for delivery in a current month and simultaneously                          Market
    contracts with the same party to repurchase similar but not                        Regulatory
    identical securities on a specified future date.
    MUNICIPAL SECURITIES:  Securities issued by a state or          2,3,6,12-16          Market
    political subdivision to obtain funds for various public                             Credit
    purposes. Municipal securities include private activity                            Political
    bonds and industrial development bonds, as well as general                            Tax
    obligation bonds, tax anticipation notes, bond anticipation                        Regulatory
    notes, revenue anticipation notes, project notes, other
    short-term tax-exempt obligations, municipal leases, and
    obligations of municipal housing authorities (single family revenue bonds).

    There are two general types of municipal bonds:
    GENERAL-OBLIGATION BONDS, which are secured by the taxing power of the issuer and REVENUE BONDS, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

    OBLIGATIONS OF SUPRANATIONAL AGENCIES:  Securities issued by         9               Credit
    supranational agencies that are chartered to promote                           Foreign Investment
    economic development and are supported by various
    governments and government agencies.

    OPTIONS ON CURRENCIES:  A Fund may buy put options and sell          9             Management
    covered call options on foreign currencies (traded on U.S.                         Liquidity
    and foreign exchanges or over-the-counter markets). A                                Credit
    covered call option means the Fund will own an equal amount                          Market
    of the underlying foreign currency. Currency options help a                        Political
    Fund manage its exposure to changes in the value of the U.S.                        Leverage
    dollar relative to other currencies. If a Fund sells a put                     Foreign Investment
    option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S.
    government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.

    PREFERRED STOCKS:  Equity securities that generally pay            5-11              Market
    dividends at a specified rate and take precedence over
    common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

    REAL ESTATE INVESTMENT (REITS):  Pooled investment vehicles       8,9,12           Liquidity
    which invest primarily in income producing real estate or                          Management
    real estate loans or interest.                                                       Market
                                                                                       Regulatory
                                                                                          Tax
                                                                                      Pre-payment


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                                          INVESTMENT PRACTICES
                                          CONTINUED


                             INSTRUMENT                              FUND CODE         RISK TYPE
                             ----------                             -----------    ------------------

    REPURCHASE AGREEMENTS:  The purchase of a security and the         1-16              Market
    simultaneous commitment to return the security to the seller                        Leverage
    at an agreed upon price on an agreed upon date. This is
    treated as a loan.

    REVERSE REPURCHASE AGREEMENTS:  The sale of a security and         7-11              Market
    the simultaneous commitment to buy the security back at an                          Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

    RESTRICTED SECURITIES:  Securities not registered under the        1-16            Liquidity
    Securities Act of 1933, such as privately placed commercial                          Market
    paper and Rule 144A securities.



    SECURITIES LENDING: Each Fund, except the Rotating Index Fund, may lend up to             1-16              Market
    20% of its total assets. Leverage The Rotating Index Fund may lend up to 33 1/3% of                       Liquidity
    its total assets. Such loans must be collateralized by cash, Credit U.S. government obligations or other high-quality debt obligations and marked to market daily.
    TAX-EXEMPT COMMERCIAL PAPER:  Commercial paper issued by governments and political     2,3,6,12-16          Credit
    sub-divisions.                                                                                            Liquidity
                                                                                                                Market
                                                                                                                 Tax

    TIME DEPOSITS:  Non-negotiable receipts issued by a bank in exchange for a deposit        1-16            Liquidity
    of money.                                                                                                   Credit
                                                                                                                Market

    TREASURY RECEIPTS:  Treasury receipts, Treasury investment growth receipts, and          6,8,11             Market
    certificates of accrual of Treasury securities.

    UNIT INVESTMENT TRUSTS:  A type of investment vehicle, registered with the                8-11              Market
    Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock.
    Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

    U.S. GOVERNMENT AGENCY SECURITIES:  Securities issued by agencies and                     1-16              Market
    instrumentalities of the U.S. government. These include Ginnie Mae, Fannie Mae, and                         Credit
    Freddie Mac.

    U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds, separately traded registered             1-16              Market
    interest and principal securities, and coupons under bank entry safekeeping.

    VARIABLE AND FLOATING RATE INSTRUMENTS:  Obligations with interest rates that are         1-16              Credit
    reset daily, weekly, quarterly or on some other schedule. Such instruments may be                         Liquidity
    payable to a Fund on demand.                                                                                Market


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                                          INVESTMENT PRACTICES
                                          CONTINUED


                             INSTRUMENT                              FUND CODE         RISK TYPE
                             ----------                             -----------    ------------------

    WARRANTS:  Securities that give the holder the right to buy        1-16              Market
    a proportionate amount of common stock at a specified price.                         Credit
    Warrants are typically issued with preferred stock and
    bonds.

    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:  A purchase       6,8-11             Market
    of, or contract to purchase, securities at a fixed price for                        Leverage
    delivery at a future date. The portfolio managers of each                          Liquidity
    Fund expect that commitments to enter into forward                                   Credit
    commitments or purchase when-issued securities will not
    exceed 25% of the Fund's total assets.

    YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS:  U.S. dollar           6,9,15             Market
    denominated bonds issued by foreign corporations or                                  Credit
    governments. Sovereign bonds are those issued by the
    government of a foreign country. Supranational bonds are
    those issued by supranational entities, such as the World
    Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.

    ZERO-COUPON DEBT OBLIGATIONS:  Bonds and other types of debt    6,8,9,15,16          Credit
    that pay no interest, but are issued at a discount from                              Market
    their value at maturity. When held to maturity, their entire                      Zero Coupon
    return equals the difference between their issue price and their maturity value.


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                                         GLOSSARY OF INVESTMENT RISKS

   This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

   FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

   HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.


   INVESTMENT STYLE RISK. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.


   LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.


   LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.


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                                         GLOSSARY OF INVESTMENT RISKS
                                         CONTINUED



   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

   MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

   POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   PREPAYMENT & CALL RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" -- or repay -- a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

   Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

   REAL ESTATE/REIT RISK. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.


   REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.


                                                                             105
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                                         GLOSSARY OF INVESTMENT RISKS
                                         CONTINUED



   SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

   TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

   ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

ANNUAL AND SEMI-ANNUAL REPORTS

The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The Huntington National Bank, is the Adviser, Administrator, and Custodian for the Huntington Funds.

SEI INVESTMENTS DISTRIBUTION CO. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or for any other inquiries:

Call (800) 253-0412

WRITE
Huntington Funds
P.O. Box 8526
Boston, MA 02266

LOG ON TO THE INTERNET

The Huntington Funds' website is at http://www.huntingtonfunds.com. The SEC's website, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

CONTACT THE SEC

Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

The Huntington Funds' Investment Company Act registration number is 811-5010.



                           [THE HUNTINGTON FUNDS LOGO]


             HUNTINGTON FUNDS SHAREHOLDER SERVICES: 1-800-253-0412
      THE HUNTINGTON INVESTMENT COMPANY, MEMBER NASD/SIPC: 1-800-322-4600

    -   NOT FDIC INSURED     -   NO BANK GUARANTEE   -   MAY LOSE VALUE

1400076                                                   SEC File No. 811-5010

                            TRUST SHARES PROSPECTUS

                               MONEY MARKET FUNDS
                          Huntington Money Market Fund
                  Huntington Ohio Municipal Money Market Fund
                     Huntington Florida Tax-Free Money Fund
                   Huntington U.S. Treasury Money Market Fund

        EQUITY FUNDS                                        INCOME FUNDS
   Huntington Growth Fund                         Huntington Mortgage Securities Fund
 Huntington Income Equity Fund                       Huntington Ohio Tax-Free Fund
 Huntington Rotating Index Fund                    Huntington Michigan Tax-Free Fund
 Huntington Dividend Capture Fund               Huntington Fixed Income Securities Fund
Huntington International Equity Fund               Huntington Intermediate Government
  Huntington Mid Corp America Fund                           Income Fund
   Huntington New Economy Fund                     Huntington Short/Intermediate Fixed
                                                          Income Securities Fund

                                  MAY 1, 2001

                            [HUNTINGTON FUNDS LOGO (TM)]


The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

         HUNTINGTON FUNDS                        TABLE OF CONTENTS

HOW TO READ THIS PROSPECTUS

The Huntington Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Huntington Funds that you should know before investing. The Funds also offer Investment A Shares and Investment B Shares, which are offered in a separate prospectus.


Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Huntington Funds.

                                                INTRODUCTION
                                                    3
                                                                        FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                      [ICON]
                                                       MONEY MARKET FUNDS
                                                    4  Money Market Fund
                                                    8  Ohio Municipal Money Market Fund
                                                   13  Florida Tax-Free Money Fund
                                                   18  U.S. Treasury Money Market Fund
                                                       EQUITY FUNDS
                                                   22  Growth Fund
                                                   26  Income Equity Fund
                                                   30  Rotating Index Fund
                                                   33  Dividend Capture Fund
                                                   36  International Equity Fund
                                                   40  Mid Corp America Fund
                                                   43  New Economy Fund
                                                       INCOME FUNDS
                                                   46  Mortgage Securities Fund
                                                   50  Ohio Tax-Free Fund
                                                   54  Michigan Tax-Free Fund
                                                   58  Fixed Income Securities Fund
                                                   62  Intermediate Government Income Fund
                                                   66  Short/Intermediate Fixed Income Securities Fund
                                                                                            SHAREHOLDER INFORMATION

                                      [ICON]
                                                   70  Distribution of the Funds
                                                   70  Purchasing Shares
                                                   72  Exchanging Shares
                                                   74  About Redeeming Trust Shares
                                                                                    MORE ABOUT THE HUNTINGTON FUNDS

                                      [ICON]
                                                   76  Management of the Trust
                                                   79  Dividends and Distributions
                                                   79  Tax Consequences
                                                   81  Financial Highlights
                                                   93  Additional Investment Strategies
                                                   95  Investment Practices
                                                  101  Glossary of Investment Risks


 FOR MORE INFORMATION ABOUT THE HUNTINGTON FUNDS, PLEASE SEE THE BACK COVER OF
                                 THE PROSPECTUS


This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made. As of the date of this Prospectus, the Funds are not being offered for sale, other than to existing shareholders, in Delaware, Idaho, Iowa, Mississippi, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Dakota, Puerto Rico, Rhode Island, South Dakota or Vermont.

   INTRODUCTION

   Each Huntington Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington Funds, you should know a few basics about investing in mutual funds.

   The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.


   AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HUNTINGTON FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF HUNTINGTON ASSET ADVISORS, INC., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.


   Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Each Fund's investment goal is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees.

   The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  MONEY MARKET FUND
   FUND SUMMARY



    Investment Goal                   To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of
                                      high quality money market instruments
    Investment Focus                  High-quality, short-term debt securities
    Principal Investment              Employs top-down analysis of economic and market factors to
    Strategy                          select Fund investments
    Share Price Volatility            Low
    Investor Profile                  Short-term or risk averse investors seeking our typically
                                      highest-yielding money market fund
    INVESTMENT STRATEGY               The Huntington Money Market Fund seeks to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market
                                      instruments.

                                      The Adviser strives to maintain a $1.00 net asset value per share for the Money Market Fund by investing in commercial paper and other short-term money market instruments for the
                                      Money Market Fund which are either rated in the highest
                                      rating category by a Nationally Recognized Statistical
                                      Rating Organization or unrated and deemed to be of
                                      comparable quality by the Adviser. In managing the
                                      portfolio, the Adviser determines an appropriate maturity
                                      range for the Fund (currently between 25 and 60 days) and
                                      each individual security held and endeavors to diversify the portfolio across market sectors. In addition, the Adviser
                                      analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Interest-Rate Risk: The possibility that the value of the
                                           Fund's investments will decline due to an increase in
                                           interest rates, or that the Fund's yield will decrease
                                           due to a decline in interest rates.
                                           Credit Risk: The possibility that an issuer cannot make
                                           timely interest and principal payments on its securities. In general, the lower a security's credit rating, the
                                           higher its credit risk.
                                           For more information about these risks, please see "Glossary of Investment Risks."
    AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF HUNTINGTON ASSET ADVISORS,
    INC., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
    INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
    VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE
    FUND.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  MONEY MARKET FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

   This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

   PERFORMANCE BAR CHART AND TABLE

1991                                                                             5.85%
1992                                                                             3.44
1993                                                                             2.74
1994                                                                             3.86
1995                                                                             5.58
1996                                                                             5.01
1997                                                                             5.17
1998                                                                             5.13
1999                                                                             4.77
2000                                                                             6.02

   * The performance information shown above is based on a calendar year.

   This table shows the Fund's average annual total returns for periods ending 12/31/2000.


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)

                                                                                                           SINCE CLASS
                                                       1 YEAR            5 YEARS            10 YEARS        INCEPTION
                                                     -----------------------------------------------------------------
     MONEY MARKET FUND -- TRUST SHARES                  6.02%             5.22%              4.75%           5.58%*
    ------------------------------------------------------------------------------------------------------------------

   * Since 6/11/87.

Best Quarter  Q1 1991                                                     1.66%

Worst Quarter Q2 1993                                                     0.66%

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  MONEY MARKET FUND
                                                  CONTINUED

   YIELD

   The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

   The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.


   To obtain current yield information for the Fund, please call 1-800-253-0412.


   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                         TRUST
      SHAREHOLDER FEES                                                   SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                          ------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)                                   0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                                  0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)*                  0%



                                                                         TRUST
      ANNUAL FUND OPERATING EXPENSES                                     SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)**                       ------

      Investment Advisory Fees                                           0.27%
      Distribution and/or Service (12b-1) Fees                           0.00%
      Other Expenses                                                     0.47%
      Total Annual Fund Operating Expenses**                             0.74%


    * Does not include any wire transfer fees, if applicable.

   **Expense information has been restated to reflect current fees.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  MONEY MARKET FUND
                                                  CONTINUED
   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Trust Shares                              $76      $237      $411       $918

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  OHIO MUNICIPAL MONEY MARKET
                                                  FUND
   FUND SUMMARY


    Investment Goal                   To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.
    Investment Focus                  Ohio tax-free money market securities
    Principal Investment              Attempts to invest in high-quality, short-term Ohio tax-free
    Strategy                          securities
    Share Price Volatility            Low
    Investor Profile                  Ohio residents seeking income exempt from federal and Ohio state personal income taxes.
    INVESTMENT STRATEGY               The Huntington Ohio Municipal Money Market Fund seeks to
                                      provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

                                      The Adviser strives to maintain a $1.00 net asset value per share for the Ohio Municipal Money Market Fund by investing substantially all of the Fund's assets in short-term OHIO
                                      TAX-EXEMPT SECURITIES which are either rated in the highest rating category by a Nationally Recognized Statistical
                                      Rating Organization or unrated and deemed to be of
                                      comparable quality by the Adviser. In managing the
                                      portfolio, the Adviser determines an appropriate maturity
                                      range for the Fund (currently between 35 and 80 days) and
                                      each individual security held and endeavors to diversify the portfolio's holdings within Ohio as much as possible. In
                                      addition, the Adviser analyzes cash flows, maturities,
                                      settlements, tax payments, yields and credit quality and
                                      monitors new issue calendars for potential purchases
                                      For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to
                                      federal income tax or Ohio personal income taxes.
                                      OHIO TAX-EXEMPT SECURITIES are debt obligations which (i)
                                      are issued by or on behalf of the state of Ohio or its
                                      respective authorities, agencies, instrumentalities and
                                      political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is
                                      exempt from federal income tax and Ohio personal income
                                      taxes.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  OHIO MUNICIPAL MONEY MARKET
                                                  FUND
                                                  CONTINUED



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           State Specific Risk: By concentrating its investments in
                                           Ohio, the Fund may be more vulnerable to unfavorable
                                           developments in that state than funds that are more
                                           geographically diversified. The economy of Ohio is
                                           largely concentrated in agriculture, motor vehicles and
                                           equipment, steel, rubber products and household
                                           appliances, and therefore tends to be more cyclical
                                           than some other states and the nation as a whole.
                                           Diversification Risk: As a non-diversified fund, the Fund
                                           may invest a greater percentage of its assets in the
                                           securities of a single issuer than do other mutual
                                           funds, therefore Fund performance can be significantly
                                           affected by the performance of one or a small number of
                                           issuers.
                                           Interest-Rate Risk: The possibility that the Fund's
                                           investments will decline in value due to an increase in
                                           interest rates, or that the Fund's yield will decrease
                                           due to a decline in interest rates.

                                           Credit Risk: The possibility that an issuer cannot make
                                           timely interest and principal payments on its obligations.
                                           The lower a security's rating, the greater its credit
                                           risk.
                                           For more information about these risks, please see "Glossary of Investments Risks."
    AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF HUNTINGTON ASSET ADVISORS,
    INC., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
    INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
    VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE
    FUND.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  OHIO MUNICIPAL MONEY MARKET
                                                  FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

   This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

   PERFORMANCE BAR CHART AND TABLE

1991                                                                             4.07%
1992                                                                             2.61
1993                                                                             2.08
1994                                                                             2.41
1995                                                                             3.57
1996                                                                             3.14
1997                                                                             3.27
1998                                                                             3.07
1999                                                                             2.79
2000                                                                             3.64

Best Quarter  Q1 1991                                                     1.12%

Worst Quarter Q1 1994                                                     0.46%

   * The performance information shown above is based on a calendar year.

   This table shows the Fund's average annual

   total returns for periods ending 12/31/2000.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)

                                                                                                           SINCE CLASS
                                                       1 YEAR            5 YEARS            10 YEARS        INCEPTION
                                                     -----------------------------------------------------------------
     OHIO MUNICIPAL MONEY MARKET FUND --
     TRUST SHARES                                      3.64%              3.18%              3.06%           3.63%*

    ------------------------------------------------------------------------------------------------------------------

   * Since 6/10/87.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  OHIO MUNICIPAL MONEY MARKET
                                                  FUND
                                                  CONTINUED

   YIELD

   The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Ohio Municipal Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

   The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.


   To obtain current yield information for the Fund, please call 1-800-253-0412.


   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                         TRUST
      SHAREHOLDER FEES                                                   SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                          ------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)                                  0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                                 0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)*                 0%



                                                                         TRUST
      ANNUAL FUND OPERATING EXPENSES                                     SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)**                       ------

      Investment Advisory Fees                                           0.30%
      Distribution and/or Service (12b-1) Fees                           0.00%
      Other Expenses                                                     0.48%
      Total Annual Fund Operating Expenses**                             0.78%


    * Does not include any wire transfer fees, if applicable.

   **Expense information has been restated to reflect current fees.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  OHIO MUNICIPAL MONEY MARKET
                                                  FUND
                                                  CONTINUED
   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Trust Shares                              $80      $249      $433       $966

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  FLORIDA TAX-FREE MONEY FUND
   FUND SUMMARY


    Investment Goal                   To seek to provide the highest level of interest income
                                      exempt from federal income tax, consistent with liquidity
                                      and stability of principal.
    Investment Focus                  Florida tax-free money market securities
    Principal Investment              Attempts to invest in high-quality, short-term Florida
    Strategy                          tax-free securities
    Share Price Volatility            Low
    Investor Profile                  Florida residents seeking income exempt from federal
                                      personal income tax and Florida intangible personal property tax.

    INVESTMENT STRATEGY               The Huntington Florida Tax-Free Money Fund seeks to provide the highest level of interest income exempt from federal
                                      income tax, consistent with liquidity and stability of
                                      principal.
                                      The Adviser strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing
                                      substantially all of the Fund's assets in short-term FLORIDA
                                      TAX-EXEMPT SECURITIES which are either rated in the highest rating category by a Nationally Recognized Statistical
                                      Rating Organization or unrated and deemed to be of
                                      comparable quality by the Adviser.

                                      In managing the portfolio, the Adviser determines an
                                      appropriate maturity range for the Fund (currently between
                                      35 and 80 days) and each individual security held and
                                      endeavors to diversify the portfolio's holdings within
                                      Florida as much as possible. In addition, the Adviser
                                      analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
                                      As part of the Adviser's strategy to take advantage of the exemption from Florida's intangible tax in any year, the
                                      Adviser may engage, on an annual basis, in significant
                                      portfolio restructuring to sell non-exempt assets.
                                      Transaction costs involved in such restructuring may
                                      adversely affect the Fund's performance and possibly offset any gains achieved by investing in the assets sold.
                                      For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to
                                      federal income tax.
                                      FLORIDA TAX-EXEMPT SECURITIES are debt obligations which (i)
                                      are issued by or on behalf of the state of Florida or its
                                      respective authorities, agencies, instrumentalities and
                                      political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is
                                      exempt from federal income tax and the value of which is
                                      exempt from the Florida intangible personal property tax.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  FLORIDA TAX-FREE MONEY FUND
                                                  CONTINUED



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           State Specific Risk: By concentrating its investments in
                                           Florida, the Fund may be more vulnerable to unfavorable
                                           developments in that state than funds that are more
                                           geographically diversified. The economy of Florida is
                                           largely concentrated in agriculture, tourism and
                                           construction and is adversely affected by severe
                                           weather conditions. It is also impacted by changes in
                                           the economies of Central and South America.
                                           Diversification Risk: As a non-diversified fund, the Fund
                                           may invest a greater percentage of its assets in the
                                           securities of a single issuer than do other mutual
                                           funds, therefore Fund performance can be significantly
                                           affected by the performance of one or a small number of
                                           issuers.
                                           Interest-Rate Risk: The possibility that the Fund's
                                           investments will decline in value due to an increase in
                                           interest rates, or that the Fund's yield will decrease
                                           due to a decline in interest rates.
                                           Credit Risk: The possibility that an issuer cannot make
                                           timely interest and principal payments on its obligations.
                                           The lower a security's rating, the greater its credit
                                           risk.

                                      For more information about these risks, please see "Glossary of Investments Risks."
    AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF HUNTINGTON ASSET ADVISORS,
    INC., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
    INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
    VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE
    FUND.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  FLORIDA TAX-FREE MONEY FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

   This bar chart shows the performance of the Fund's Trust Shares for its first full calendar year of operations.*

   PERFORMANCE BAR CHART AND TABLE

2000                                                                       3.68%


   * The performance information shown above is based on a calendar year.


   This table shows the Fund's average annual total returns for periods ending 12/31/2000.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending
December 31, 2000)

                                                                           SINCE CLASS
                                                                  1 YEAR    INCEPTION
                                                                  --------------------
     FLORIDA TAX-FREE MONEY FUND -- TRUST SHARES                   3.68%      3.25%*

    ----------------------------------------------------------------------------------

   * Since 1/6/99.
Best Quarter  Q2 2000                                                     0.95%
Worst Quarter Q1 2000                                                     0.79%

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  FLORIDA TAX-FREE MONEY FUND
                                                  CONTINUED

   YIELD

   The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Florida Tax-Free Money Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

   The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.


   To obtain current yield information for the Fund, please call 1-800-253-0412.


   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                       TRUST
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        ------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)                                0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                               0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)*               0%



                                                                       TRUST
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)**                     ------

      Investment Advisory Fees                                         0.30%
      Distribution and/or Service (12b-1) Fees                         0.00%
      Other Expenses                                                   0.55%
      Total Annual Fund Operating Expenses**                           0.85%


    * Does not include any wire transfer fees, if applicable.

   **Expense information has been restated to reflect current fees.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  FLORIDA TAX-FREE MONEY FUND
                                                  CONTINUED
   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Trust Shares                              $87      $271      $471      $1,049

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  U.S. TREASURY MONEY MARKET
                                                  FUND
   FUND SUMMARY



    Investment Goal                   To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in
                                      obligations issued by the U.S. Government and backed by its full faith and credit and in repurchase agreements with
                                      respect to such obligations.
    Investment Focus                  U.S. Treasury obligations
    Principal Investment              Invests exclusively in U.S. Government obligations and
    Strategy                          repurchase agreements on such obligations
    Share Price Volatility            Low
    Investor Profile                  Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury
                                      obligations
    INVESTMENT STRATEGY               The Huntington U.S. Treasury Money Market Fund seeks to
                                      maximize current income while preserving capital and
                                      maintaining liquidity by investing exclusively in
                                      obligations issued by the U.S. Government and backed by its full faith and credit and in repurchase agreements with
                                      respect to such obligations.

                                      The Adviser strives to maintain a $1.00 net asset value per share for the U.S. Treasury Money Market Fund by investing substantially all of the Fund's assets in short-term
                                      obligations of the U.S. government. In managing the
                                      portfolio, the Adviser determines an appropriate maturity
                                      range for the Fund (currently between 25 and 60 days) and
                                      each individual security held. In addition, the Adviser
                                      analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue
                                      calendars for potential purchases.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                      Interest-Rate Risk: The possibility that the value of the
                                      Fund's investments will decline due to an increase in
                                           interest rates, or that the Fund's yield will decrease
                                           due to a decline in interest rates.
                                      For more information about these risks, please see "Glossary of Investment Risks."
    AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF HUNTINGTON ASSET ADVISORS,
    INC., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
    INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
    VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE
    FUND.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  U.S. TREASURY MONEY MARKET
                                                  FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

   This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

   PERFORMANCE BAR CHART AND TABLE

1991                                                                             5.66%
1992                                                                             3.43
1993                                                                             2.77
1994                                                                             3.79
1995                                                                             5.53
1996                                                                             4.98
1997                                                                             5.06
1998                                                                             4.95
1999                                                                             4.53
2000                                                                             5.77

   * The performance information shown above is based on a calendar year.

   This table shows the Fund's average annual total returns for periods ending 12/31/2000.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending December 31, 2000)

                                                                                                           SINCE CLASS
                                                       1 YEAR            5 YEARS            10 YEARS        INCEPTION
                                                     -----------------------------------------------------------------
     U.S. TREASURY MONEY MARKET FUND -- TRUST
     SHARES                                             5.77%             5.06%              4.64%           4.95%*

    ------------------------------------------------------------------------------------------------------------------

   * Since 10/2/89.

Best Quarter  Q1 1991                                                     1.55%

Worst Quarter Q2 1993                                                     0.68%

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  U.S. TREASURY MONEY MARKET
                                                  FUND
                                                  CONTINUED

   YIELD

   The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

   The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.


   To obtain current yield information for the Fund, please call 1-800-253-0412.


   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    TRUST
      SHAREHOLDER FEES                                              SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)                             0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                            0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)*            0%



                                                                    TRUST
      ANNUAL FUND OPERATING EXPENSES                                SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)**                  ------

      Investment Advisory Fees                                      0.20%
      Distribution and/or Service (12b-1) Fees                      0.00%
      Other Expenses                                                0.45%
      Total Annual Fund Operating Expenses**                        0.65%


    * Does not include any wire transfer fees, if applicable.

   **Expense information has been restated to reflect current fees.

                                       [Logo]

 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  U.S. TREASURY MONEY MARKET
                                                  FUND
                                                  CONTINUED

   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Trust Shares                              $66      $208      $362       $810

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  GROWTH FUND
   FUND SUMMARY



    Investment Goal                   To seek to achieve long-term capital appreciation primarily through investing in equity securities.
    Investment Focus                  Common stocks of medium to large companies
    Principal Investment              Seeks to invest in companies offering above-average growth
    Strategy                          potential
    Share Price Volatility            Moderate to High
    Investor Profile                  Long-term investors seeking capital appreciation
    INVESTMENT STRATEGY               The Huntington Growth Fund seeks to achieve long-term
                                      capital appreciation primarily through investing in equity securities.
                                      The Adviser intends to invest in common stock and other
                                      equity securities, such as preferred stock, of medium or
                                      large companies which it believes offer opportunities for
                                      growth. The Adviser occasionally invests in established
                                      companies which present growth opportunities and it believes have temporarily depressed prices.
                                      In selecting investments, the Adviser reviews historical
                                      earnings, revenue and cash flow to identify the best
                                      companies in each industry and to evaluate the growth
                                      potential of these companies. On an ongoing basis, the
                                      Adviser also monitors the Fund's existing positions to
                                      determine the benefits of retention.

                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:

                                           Market Risk: The possibility that the Fund's stock
                                           holdings will decline in price because of a general
                                           decline in the stock market. Markets generally move in
                                           cycles, with periods of rising prices followed by periods
                                           of falling prices. The value of your investment will tend
                                           to increase or decrease in response to these movements.

                                           Investment Style Risk: The possibility that the kind of
                                           stocks on which this Fund focuses -- those of medium to
                                           large U.S. growth companies -- will underperform other
                                           types of stock investments or the market as a whole.

                                           The Fund may trade securities actively, which could
                                           increase its transaction costs (thereby lowering its
                                           performance) and increase the amount of taxes that you
                                           pay.

                                           For more information about these risks, please see
                                           "Glossary of Investment Risks."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  GROWTH FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

   This bar chart shows changes in the year to year. If sales charges had been performance of the Fund's Trust Shares from reflected, the Fund's returns would be less than those shown below.*

   PERFORMANCE BAR CHART AND TABLE

1991                                                                             26.47%
1992                                                                              7.88
1993                                                                              3.53
1994                                                                              2.28
1995                                                                             30.75
1996                                                                             16.72
1997                                                                             35.37
1998                                                                             18.55
1999                                                                             13.59
2000                                                                              3.74

   * The performance information above is based on a calendar year.

   This table compares the Fund's average annual total returns for periods ending 12/31/2000 to those of the S&P 500 Index.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending December 31, 2000)

                                                                                                           SINCE CLASS
                                                       1 YEAR            5 YEARS            10 YEARS        INCEPTION
                                                     -----------------------------------------------------------------
     GROWTH FUND -- TRUST SHARES                        3.74%             17.16%             15.35%          13.68%*
                                                     -----------------------------------------------------------------
      S&P 500 INDEX(1)                                  -9.11%             18.33%             17.45%          15.17%+
    ------------------------------------------------------------------------------------------------------------------

   (1) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

    * Since 7/3/89.

    + Since 7/31/89.

Best Quarter  Q2 1997                                                    19.62%
Worst Quarter Q3 1998                                                   -10.93%

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  GROWTH FUND
                                                  CONTINUED

   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                       TRUST
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        ------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                               0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                               0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)**              0%



                                                                       TRUST
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)***                    ------

      Investment Advisory Fees                                         0.60%
      Distribution and/or Service (12b-1) Fees                         0.00%
      Other Expenses                                                   0.47%
      Total Annual Fund Operating Expenses***                          1.07%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

    ** Does not include any wire transfer fees, if applicable.


   ***Expense information has been restated to reflect current fees.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  GROWTH FUND
                                                  CONTINUED
   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Trust Shares                              $109     $340      $590      $1,306

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INCOME EQUITY FUND
   FUND SUMMARY



    Investment Goal                   To seek to achieve high current income and moderate
                                      appreciation of capital primarily through investment in
                                      income-producing equity securities
    Investment Focus                  Common stocks and investment grade corporate debt
                                      obligations
    Principal Investment              Attempts to identify stocks that pay high dividends
    Strategy
    Share Price Volatility            Moderate
    Investor Profile                  Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund
    INVESTMENT STRATEGY               The Huntington Income Equity Fund seeks to achieve high
                                      current income and moderate appreciation of capital
                                      primarily through investment in income-producing equity
                                      securities.
                                      The Adviser focuses primarily on equity securities, such as common stock and preferred stock, which have a history of
                                      increasing or paying high dividends. As an additional income source, the Adviser also invests in investment grade
                                      corporate debt obligations, such as bonds, notes and
                                      debentures. At least 65% of the Fund's total assets will be invested in income-producing equity securities. The Adviser selects securities which it believes will maintain or
                                      increase the Fund's current income while maintaining a
                                      price/earnings ratio below the market.

                                      In evaluating the current yield of a security, the Adviser considers dividend growth to be most important, followed by capital appreciation. The Adviser actively monitors market activity which impacts dividend decisions. In general, the
                                      Fund will sell a security when dividends are no longer
                                      expected to increase.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INCOME EQUITY FUND
                                                  CONTINUED



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                           decline. Stock markets generally move in cycles, with
                                           periods of rising prices followed by periods of falling
                                           prices. The value of your investment will tend to
                                           increase or decrease in response to these movements.
                                           Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued,
                                           dividend-paying companies -- will underperform other
                                           kinds of investments or market averages.
                                           Interest Rate Risk: The possibility that the value of the
                                           Fund's investments will decline due to an increase in
                                           interest rates or that the Fund's yield will decrease
                                           due to a decrease in interest rates.
                                           Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The
                                           lower a bond's rating, the greater its credit risk.
                                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

                                           For more information about these risks, please see "Glossary of Investment Risks."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INCOME EQUITY FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

   This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, the Fund's returns would be less than those shown below.*

   PERFORMANCE BAR CHART AND TABLE

1991                                                                              23.2%
1992                                                                              7.49
1993                                                                             10.85
1994                                                                             -1.82
1995                                                                             29.26
1996                                                                             16.88
1997                                                                             25.99
1998                                                                             17.79
1999                                                                             -6.75
2000                                                                              1.51

   * The performance information above is based on a calendar year.
   This table compares the Fund's average annual total returns for periods ending 12/31/2000, to those of the S&P 500 Index.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending December 31, 2000)

                                                                                                           SINCE CLASS
                                                       1 YEAR            5 YEARS            10 YEARS        INCEPTION
                                                     -----------------------------------------------------------------
     INCOME EQUITY FUND -- TRUST SHARES                 1.51%             10.43%             11.83%          9.64%*
                                                     -----------------------------------------------------------------
     S&P 500 INDEX(1)                                  -9.11%             18.33%             17.45%         15.17%+
    ------------------------------------------------------------------------------------------------------------------

   (1) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

    * Since 7/3/89.

    + Since 7/31/89.

Best Quarter  Q4 1998                                                    12.24%
Worst Quarter Q3 1999                                                    -8.79%

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INCOME EQUITY FUND
                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                         TRUST
      SHAREHOLDER FEES                                                   SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                          ------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                                 0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                                 0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)**                0%



                                                                         TRUST
      ANNUAL FUND OPERATING EXPENSES                                     SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)***                      ------

      Investment Advisory Fees                                           0.60%
      Distribution and/or Service (12b-1) Fees                           0.00%
      Other Expenses                                                     0.47%
      Total Annual Fund Operating Expenses***                            1.07%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

    ** Does not include any wire transfer fees, if applicable.


   ***Expense information has been restated to reflect current fees.


   EXAMPLE:

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Trust Shares                              $109     $340      $590      $1,306

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  ROTATING INDEX FUND
   FUND SUMMARY



    Investment Goal                   To seek to approximate the returns of the broad-based equity market index as determined by the Fund's Investment Adviser to be the most favorable in a given market environment.

    Investment Focus                  Common stocks and index-based securities

    Principal Investment              Attempts to emulate the returns of the broad-based equity
    Strategy                          index determined by the Adviser to be the most favorable
                                      given current economic conditions by investing in the stocks comprising that index or in index-based securities

    Share Price Volatility            Moderate to High

    Investor Profile                  Long-term investors seeking capital appreciation

    INVESTMENT STRATEGY               The Huntington Rotating Index Fund seeks to approximate the returns of various broad-based equity market indices as
                                      determined by the Fund's Investment Adviser to be the most favorable in a given market environment.

                                      The Fund will pursue its objective, under normal market
                                      conditions, by investing (either directly or through the
                                      ownership of domestic index-based securities, as described below) substantially all of its assets in the stocks that
                                      comprise the broad-based equity index selected by the
                                      Adviser. In determining which broad-based equity index the
                                      Fund will seek to emulate, the Adviser will use top-down
                                      analysis to evaluate broad economic trends, anticipate
                                      shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The
                                      Fund will initially seek to approximate the returns of
                                      Standard & Poor's 500 Index (S&P 500 Index). The Adviser
                                      will continuously monitor the market environment and may
                                      shift the index that the Fund emulates when the Adviser
                                      determines that another broad-based equity index is more
                                      favorable given the current market environment.
                                      Until the total assets of the Fund reach $70 million, the
                                      Fund will not invest directly in the individual securities which comprise the index selected by the Adviser, but will instead invest indirectly in the index through its
                                      acquisition of index-based securities such as Standard &
                                      Poor's Depository Receipts (SPDRs) and NASDAQ-100 Index
                                      Tracking Stock (NASDAQ 100s).
                                      Although the Fund will attempt to remain fully invested in the composite stocks of the selected broad-based equity
                                      index, for liquidity purposes, the Fund may invest in money market instruments.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  ROTATING INDEX FUND
                                                  CONTINUED



                                      INDEX-BASED SECURITIES are exchange-traded securities that represent ownership in a long-term investment trust that
                                      holds a portfolio of common stocks designed to track the
                                      price performance and dividend yield of an index, such as
                                      the S&P 500 Index or the NASDAQ-100 Index.
                                      A BROAD-BASED EQUITY INDEX is one that provides investors
                                      with a performance indicator of the overall applicable stock market or a substantial portion of the market. Examples
                                      include, but are not limited to, the S&P 500 Index, Dow
                                      Jones Industrial Average, NASDAQ-100 Index or Russell 3000
                                      Index. Additionally, indexes emphasizing large, medium or
                                      small capitalization companies as well as growth or value
                                      stocks would also be considered broad-based. An index is not considered to be broad-based if it is composed of securities of firms in a particular industry or group of related
                                      industries.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:

                                      Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                           decline. Stock markets generally move in cycles, with
                                           periods of rising prices followed by periods of falling
                                           prices. The value of your investment will tend to
                                           increase or decrease in response to these movements.
                                      Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of the broad-based equity index selected by the Adviser -- will
                                           underperform other kinds of investments or market
                                           averages.
                                      Small Company Risk: Investing in smaller, lesser-known
                                      companies involves greater risk than investing in those that are more established. A small company's financial
                                           well-being may, for example, depend heavily on just a
                                           few products or services. In addition, investors may
                                           have limited flexibility to buy or sell small company
                                           stocks, as compared to those of larger firms.
                                      The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                                      For more information about the Fund's investment strategies and more information about these risks, please see
                                           "Additional Investment Strategy" and "Glossary of
                                           Investment Risks."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  ROTATING INDEX FUND
                                                  CONTINUED
   PERFORMANCE INFORMATION

   This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this prospectus, the bar chart and table are not shown.

   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                         TRUST
      SHAREHOLDER FEES                                                   SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                          ------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                                 0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                                 0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)**                0%



                                                                         TRUST
      ANNUAL FUND OPERATING EXPENSES                                     SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                         ------

      Investment Advisory Fees                                           0.50%
      Distribution and/or Service (12b-1) Fees                           0.00%
      Other Expenses                                                     0.94%
      Total Annual Fund Operating Expenses                               1.44%


    * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

   ** Does not include any wire transfer fees, if applicable.

   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                         1 YEAR   3 YEARS
                                         ------   -------
Trust Shares                              $147      $456

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  DIVIDEND CAPTURE FUND


   FUND SUMMARY




    Investment Goal                   To seek total return on investment, with dividend income as an important component of that return
    Investment Focus                  U.S. common stocks and covered option positions relative to those stocks
    Principal Investment              Attempts to identify stocks that pay dividends and hedge
    Strategy                          against adverse market swings
    Share Price Volatility            Moderate
    Investor Profile                  Investors seeking capital appreciation with the potential
                                      for higher current income than the average stock fund
    INVESTMENT STRATEGY               The Huntington Dividend Capture Fund seeks total return on investment, with dividend income as an important component of that return.

                                      To pursue its primary goal, the Fund invests at least 65% of its assets in dividend-paying stocks that the Adviser
                                      believes are undervalued or out-of-favor. The Adviser
                                      intends to invest in common stock, preferred stock, and
                                      REIT's (real estate investment trusts) which pay high
                                      dividends. The Fund may invest in convertible bonds and
                                      other types of hybrid securities (securities that contain
                                      aspects of both stocks and bonds). As an additional income source, the Adviser will frequently purchase stocks in a
                                      short period prior to the ex-dividend date (the interval
                                      between the announcement and the payments of the next
                                      dividend).
                                      The companies in which the Fund invests are generally
                                      mature, middle and large-capitalization U.S. corporations.
                                      In-depth fundamental research (both quantitative and
                                      qualitative) confirms the value characteristics of
                                      individual stocks and evaluates the company's future
                                      prospects. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security's historic valuations. Factors considered
                                      will include fundamental factors such as earnings growth,
                                      cash flow, and credit quality to identify the best
                                      companies. The Adviser then uses a qualitative stock
                                      selection model based on earnings expectations and
                                      supplemental valuation measures to narrow the list of stocks to the most attractive. The Fund may, under varying market conditions, employ various strategies which involve put
                                      and/or call option contracts.
                                      The Adviser typically begins to pare down a position when
                                      the stock has declared an ex-dividend date or is at a
                                      valuation level that, in the Adviser's opinion, leaves
                                      little for investor gain. The Adviser may eliminate a stock from the Fund's portfolio if its long-term fundamentals
                                      become unfavorable.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  DIVIDEND CAPTURE FUND


                                                  CONTINUED



                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
                                      The Fund may, from time to time, take temporary defensive
                                      positions that are inconsistent with the Fund's principal
                                      investment strategies in attempting to respond to adverse
                                      market, economic, political or other conditions. In these
                                      and in other cases, the Fund may not achieve its investment objective.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:

                                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                           decline. Stock markets generally move in cycles, with
                                           periods of rising prices followed by periods of falling
                                           prices. The value of your investment will tend to
                                           increase or decrease in response to these movements.
                                           Investment Style Risk: The possibility that the securities on which this Fund focuses--the stocks of undervalued,
                                           dividend-paying companies -- will underperform other
                                           kinds of investments or market averages.
                                           Basis Risk: Financial instruments such as options or futures contacts derive their value from an underlying asset such as shares in common stock and price volatility. This
                                           relationship between derivative instruments and
                                           underlying securities is known as the basis. Basis risk
                                           arises when derivative instruments and underlying
                                           securities do not fluctuate to the same degree as
                                           expected based on historical trends or models.
                                           For more information about these risks, please see "Glossary of Investment Risks."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  DIVIDEND CAPTURE FUND


                                                  CONTINUED


   PERFORMANCE INFORMATION



   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.



   FEES AND EXPENSES



   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.



                                                                           TRUST
      SHAREHOLDER FEES                                                     SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            ------
      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)                                    0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                                   0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)*                   0%



                                                                           TRUST
      ANNUAL FUND OPERATING EXPENSES                                       SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                           ------
      Investment Advisory Fees                                             0.75%
      Distribution and/or Service (12b-1) Fees                             0.00%
      Other Expenses                                                       0.94%
      Total Annual Fund Operating Expenses                                 1.69%



   *Does not include any wire transfer fees, if applicable.



   EXAMPLE



   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                         1 YEAR   3 YEARS
                                         ------   -------
Trust Shares                              $172      $533

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INTERNATIONAL EQUITY FUND


   FUND SUMMARY




    Investment Goal                   To seek total return on its assets
    Investment Focus                  Equity securities of companies based outside the U.S.
    Principal Investment              Attempts to identify equity securities of companies based
    Strategy                          outside the U.S. with the best potential for superior
                                      long-term investment returns
    Share Price Volatility            High
    Investor Profile                  Investors who want total return, are willing to accept the increased risks of international investing for the
                                      possibility of higher returns, and want exposure to a
                                      diversified portfolio of international stocks
    INVESTMENT STRATEGY               The Fund's investment objective is to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and
                                      (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the
                                      largest component of its total return. While there is no
                                      assurance that the Fund will achieve its investment
                                      objective, it endeavors to do so by following the strategies and policies described in this prospectus. This investment objective may be changed by the Fund's Trustees without
                                      shareholder approval.

                                      The Fund pursues its investment objective by investing at
                                      least 65% of its assets in equity securities of companies
                                      based outside the U.S. The Adviser manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection
                                      offers the best potential for superior long-term investment returns. The Adviser uses a "bottom-up" approach to stock
                                      selection and selection of industry and country are
                                      secondary considerations. The Adviser attempts to purchase securities with a mix of growth and value characteristics.
                                      Using its own quantitative process, the Adviser ranks the
                                      potential future performance of select companies. The
                                      Adviser evaluates each company's earnings potential in light of its current valuation to narrow the list of attractive
                                      companies. The Adviser reviews such factors as the company's price-to-earnings ratio, enterprise value, organic growth
                                      rates versus growth through acquisition, product niche and its pricing power. The Adviser then evaluates management
                                      quality and may meet with company representatives, company suppliers, customers, or competitors. The Adviser also
                                      reviews the company's financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company's current growth trends
                                      and potential catalysts for increased growth. Using this
                                      type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INTERNATIONAL EQUITY FUND


                                                  CONTINUED




                                      The Adviser frequently identifies benchmarks for certain
                                      securities such as price-to-earnings ratios or stock prices.
                                      Once those benchmarks are achieved, the Adviser will often consider selling all or a portion of the Fund's holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment
                                      opportunities are identified.
                                      With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth
                                      potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Adviser reviews the country's economic outlook, its interest and inflation rates, and the political and
                                      foreign exchange risk of investing in a particular country.
                                      The Adviser then analyzes companies located in particular
                                      emerging market countries.

                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
                                      The Fund may temporarily depart from its principal
                                      investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential
                                      losses and maintain liquidity to meet shareholder
                                      redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount
                                      invested by shareholders.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market
                                           decline. Markets generally move in cycles, with periods
                                           of rising prices followed by periods of falling prices.
                                           The value of your investment will tend to increase or
                                           decrease in response to these movements.
                                           Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of foreign
                                           companies -- may underperform other kinds of
                                           investments or the market as a whole.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INTERNATIONAL EQUITY FUND


                                                  CONTINUED




                                           Currency Risks: Exchange rates for currencies fluctuate
                                           daily. Foreign securities are normally denominated and
                                           traded in foreign currencies. As a result, the value of
                                           the Fund's foreign investments and the value of its
                                           Shares may be affected favorably or unfavorably by
                                           changes in currency exchange rates relative to the U.S.
                                           dollar. The combination of currency risk and market
                                           risks tends to make securities traded in foreign
                                           markets more volatile than securities traded
                                           exclusively in the U.S. Additionally, the Fund makes
                                           significant investments in securities denominated in
                                           the Euro, the new single currency of the European
                                           Monetary Union (EMU). Therefore, the exchange rate
                                           between the Euro and the U.S. dollar will have a
                                           significant impact on the value of the Fund's
                                           investments.
                                           Foreign Securities Risk: Investing in foreign markets
                                           involves greater risk than investing in the United States.
                                           Foreign securities may be affected by such factors as
                                           fluctuations in currency exchange rates, incomplete or
                                           inaccurate financial information on companies, social
                                           upheavals and political actions ranging from tax code
                                           changes to governmental collapse. Emerging market
                                           securities may be even more susceptible to these risks.

                                           Custodial Services and Related Investment Costs: Custodial
                                           services and other costs relating to investment in
                                           international securities markets are generally more
                                           expensive than in the U.S. Such markets have settlement
                                           and clearance procedures that differ from those in the
                                           U.S. In certain markets there have been times when
                                           settlements have been unable to keep pace with the
                                           volume of securities transactions, making it difficult
                                           to conduct such transactions. The inability of the Fund
                                           to make intended securities purchases due to settlement
                                           problems could cause the Fund to miss attractive
                                           investment opportunities. The inability to dispose of a
                                           portfolio security caused by settlement problems could
                                           result either in losses to the Fund due to a subsequent
                                           decline in value of the portfolio security or could
                                           result in possible liability to the Fund. In addition,
                                           security settlement and clearance procedures in some
                                           emerging countries may not fully protect the Fund
                                           against loss or theft of its assets.
                                           For more information about these risks, please see "Glossary of Investment Risks."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  INTERNATIONAL EQUITY FUND


                                                  CONTINUED



   PERFORMANCE INFORMATION



   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.



   FEES AND EXPENSES



   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.



                                                                       TRUST
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        ------
      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)                                  0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                                 0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)*                 0%



                                                                       TRUST
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                       ------
      Investment Advisory Fees                                          1.00%
      Distribution and/or Service (12b-1) Fees                          0.00%
      Other Expenses                                                    0.79%
      Total Annual Fund Operating Expenses                              1.79%



   *Does not include any wire transfer fees, if applicable.



   EXAMPLE:



   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                         1 YEAR   3 YEARS
                                         ------   -------
Trust Shares                              $182     $563

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MID CORP AMERICA FUND


   FUND SUMMARY




    Investment Goal                   To seek long-term capital appreciation by investing
                                      primarily in equity securities of companies that are either included in the Russell 3000(R) Index or have market
                                      capitalizations within the range of such included companies

    Investment Focus                  Common stocks

    Principal Investment              Attempts to identify companies with outstanding growth
    Strategy                          characteristics

    Share Price Volatility            Moderate to high

    Investor Profile                  Long-term investors seeking capital appreciation

    INVESTMENT STRATEGY               The Huntington Mid Corp America Fund seeks long-term capital appreciation by investing primarily in a diversified
                                      portfolio of securities consisting of common stocks and
                                      securities convertible into common stocks such as
                                      convertible bonds and convertible preferred stocks. To
                                      pursue this goal, the Fund invests primarily in common
                                      stocks of companies with market capitalizations at the time of purchase in the range of companies in the Russell 3000(R)
                                      Index. The Fund will mainly focus on the 2000 companies with market capitalization in the middle of the Russell 3000(R)
                                      Index and will normally not invest in the 500 companies with the smallest market capitalization or 500 companies with the largest market capitalization. The Russell 3000(R) Index
                                      represents the top 3,000 NASDAQ, NYSE, and AMEX U.S.
                                      domiciled stocks as ranked by their market capitalization.
                                      As of the date of this prospectus, the Russell 3000(R) Index statistics were as follows: the average market
                                      capitalization was approximately $4.85 billion, the median market capitalization was approximately $772 million, and
                                      the smallest company in the Index had an approximate market capitalization of $3 million.
                                      In managing the Fund's portfolio, the Adviser emphasizes
                                      both growth and value in seeking small cap to mid cap
                                      companies with above-average growth potential or with
                                      temporarily depressed prices. As a result, the Fund will
                                      invest in a blend of both "growth" and "value" stocks.
                                      Factors the Adviser typically considers is selecting
                                      individual securities include fundamental analysis,
                                      valuation techniques, and technical analysis. Fundamental
                                      analysis will focus on qualitative aspects of the company's product, management, and competitive strategy. Valuation
                                      techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the
                                      securities. This process will be utilized to identify the
                                      most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing
                                      basis, the Adviser monitors the Fund's existing positions to determine benefits of retaining a particular security.

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MID CORP AMERICA FUND


                                                  CONTINUED




                                      The Adviser will apply a top down strategy, industries
                                      weighted relative to the benchmark and the market outlook.
                                      Portfolio optimization programs will be deployed to enhance risk return potential.
                                      The Fund may employ option strategies which utilize puts
                                      and/or calls although these strategies are not the primary means by which the Adviser seeks to add value.
                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
                                      The Fund may, from time to time, take temporary defensive
                                      positions that are inconsistent with the Fund's principal
                                      investment strategies in attempting to respond to adverse
                                      market, economic, political or other conditions. In these
                                      and in other cases, the Fund may not achieve its investment objective.

                                      The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                      description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                      Risks or consult the SAI.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market
                                           decline. Markets generally move in cycles, with periods
                                           of rising prices followed by periods of falling prices.
                                           The value of your investment will tend to increase or
                                           decrease in response to these movements.
                                           Investment Style Risk: The possibility that the market
                                           segment on which this Fund focuses -- value and growth
                                           stocks of primarily small to mid cap companies -- will
                                           underperform other kinds of investments or market
                                           averages.
                                           Small/Mid Cap Stock Risk: To the extent that the Fund
                                           invests in small cap and mid cap stocks, it takes on
                                           additional risks. Small cap and mid cap stocks tend to
                                           be less liquid and more volatile than large cap stocks.
                                           Smaller companies tend to depend heavily on new
                                           products and/or a few products or services and often
                                           have less experienced management.
                                           For more information about these risks, please see "Glossary of Investment Risks."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MID CORP AMERICA FUND


                                                  CONTINUED


   PERFORMANCE INFORMATION



   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.



   FEES AND EXPENSES



   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.



                                                                       TRUST
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        ------
      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)                                0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                               0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)*               0%



                                                                       TRUST
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                       ------

      Investment Advisory Fees                                         0.75%
      Distribution and/or Service (12b-1) Fees                         0.00%
      Other Expenses                                                   0.94%
      Total Annual Fund Operating Expenses                             1.69%



    *Does not include any wire transfer fees, if applicable.



   EXAMPLE



   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                         1 YEAR   3 YEARS
                                         ------   -------
Trust Shares                              $172     $533

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  NEW ECONOMY FUND


   FUND SUMMARY




    Investment Goal                   To seek capital appreciation by investing primarily in
                                      equity securities of companies engaged in developing
                                      products, processes, or services that provide technological or scientific advances and efficiencies
    Investment Focus                  Common stocks of technology and scientific companies
    Principal Investment              Long-term capital appreciation
      Strategy
    Share Price Volatility            High
    Investor Profile                  Long-term investors seeking capital appreciation

    INVESTMENT STRATEGY               The Huntington New Economy Fund seeks capital appreciation by investing primarily in a diversified portfolio of
                                      securities consisting of common stocks and securities
                                      convertible into common stocks such as convertible bonds and convertible preferred stocks.
                                      Under normal market conditions, the Fund invests at least
                                      65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific
                                      companies.

                                      "New economy" companies are those that are substantially
                                      engaged in developing products, processes, or services that provide technological or scientific advances. Those
                                      companies may be in any of a variety of industries, such as computer hardware, software, electronic components and
                                      systems, telecommunications, Internet, media information
                                      services companies, biotechnology, robotics, and energy
                                      replacement. They also may include companies in more
                                      traditional industries, such as certain consumer products
                                      retailers, that have extensively used technological or
                                      scientific advances to develop new or to improve products or processes and make them more efficient.
                                      The Fund generally takes a growth approach to selecting
                                      stocks, looking for companies that appear poised to grow
                                      because of new products, technology or management, as well as new companies that are in the developmental stage.
                                      Factors in identifying these companies may include the
                                      quality of management, financial strength, a strong position relative to competitors and a stock price that appears
                                      reasonable relative to its expected growth rate. The Fund
                                      may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies
                                      whose shares are being, or recently have been, offered to
                                      the public for the first time.
                                      The Fund reserves the right to invest up to 35% of total
                                      assets in other securities, such as, corporate bonds and
                                      government securities.
                                      The Fund actively trades its portfolio securities in an
                                      attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains
                                      (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading
                                      portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  NEW ECONOMY FUND


                                                  CONTINUED




                                      The Fund may, from time to time, take temporary defensive
                                      positions that are inconsistent with the Fund's principal
                                      investment strategies in attempting to respond to adverse
                                      market, economic, political or other conditions. In these
                                      and in other cases, the Fund may not achieve its investment objective.
                                      For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                           decline. Stock markets generally move in cycles, with
                                           periods of rising prices followed by periods of falling
                                           prices. The value of your investment will tend to
                                           increase or decrease in response to these movements.

                                           Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of companies
                                           focusing on technological and scientific
                                           advancements -- will underperform other kinds of
                                           investments or market averages. The securities in which
                                           the Fund invests may be more vulnerable than most
                                           stocks to the obsolescence of existing technology,
                                           expired patents, short product cycles, price
                                           competition, market saturation and new market entrants
                                           and may fluctuate in price more widely and rapidly than
                                           the market as a whole. These securities may
                                           underperform other types of stocks or be difficult to
                                           sell when the economy is not robust, during market
                                           downturns, or when technology or scientific stocks are
                                           out of favor.
                                           Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings
                                           surprises and changes in internal growth rates. Growth
                                           stocks in particular may underperform during periods
                                           when the market favors value stocks.
                                           Mid/Small Cap Stock Risk: To the extent that the Fund
                                           invests in small cap and mid cap stocks, it takes on
                                           additional risks. Small cap and mid cap stocks tend to
                                           be less liquid and more volatile than large cap stocks.
                                           Smaller companies tend to depend heavily on new
                                           products and/or a few products or services and often
                                           have less experienced management.
                                           For more information about these risks, please see "Glossary of Investment Risks."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  NEW ECONOMY FUND


                                                  CONTINUED



   PERFORMANCE INFORMATION



   This section would normally include a bar chart and a table showing how the Fund has performed and how performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.



   FEES AND EXPENSES



   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.



                                                                       TRUST
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        ------
      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)                                  0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                                 0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)*                 0%



                                                                       TRUST
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                       ------

      Investment Advisory Fees                                          0.85%
      Distribution and/or Service (12b-1) Fees                          0.00%
      Other Expenses                                                    0.94%
      Total Annual Fund Operating Expenses                              1.79%



   *Does not include any wire transfer fees, if applicable.



   EXAMPLE





   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



                                         1 YEAR   3 YEARS
                                         ------   -------
Trust Shares                              $182     $563

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  MORTGAGE SECURITIES FUND
   FUND SUMMARY



    Investment Goal                   To seek to achieve current income
    Investment Focus                  Mortgage-related securities and REITs
    Principal Investment              Invests in mortgage-related securities and REITs
    Strategy
    Share Price Volatility            Moderate
    Investor Profile                  Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential
    INVESTMENT STRATEGY               The Huntington Mortgage Securities Fund seeks to achieve
                                      current income.
                                      The Adviser invests substantially all of the assets of the
                                      Mortgage Securities Fund in MORTGAGE-RELATED SECURITIES. The
                                      Adviser especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Adviser endeavors to maintain a dollar-weighted average portfolio
                                      life for the Fund of between three and ten years. The Fund may also invest up to 35% of its assets in REAL ESTATE
                                      INVESTMENT TRUSTS (REITS). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred
                                      directly by the Fund.

                                      In making its investment decisions, the Adviser considers
                                      various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed
                                      income securities. In managing the portfolio, the Adviser
                                      monitors the Fund's cash flow, maturities and interest
                                      payments and tracks a variety of other portfolio security
                                      statistics.
                                      MORTGAGE-RELATED SECURITIES are securities, including
                                      derivative mortgage securities such as collateralized
                                      mortgage obligations (CMOs), whose income is generated by
                                      payments of principal and interest on pools of mortgage
                                      loans.
                                      REITS are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage
                                      REITs. Equity REITs invest the majority of their assets
                                      directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize
                                      capital gains by selling property that has appreciated in
                                      value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal
                                      Revenue Code (the Code).
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  MORTGAGE SECURITIES FUND

                                                  CONTINUED


    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Interest Rate Risk: The possibility that the value of the
                                           Fund's investments will decline due to an increase in
                                           interest rates or that the Fund's yield will decrease
                                           due to a decrease in interest rates.
                                           Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The
                                           lower a bond's rating, the greater its credit risk.
                                           Prepayment/Call Risk: If a significant number of the
                                           mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                           that, during periods of declining interest rates, a
                                           bond issuer will "call" -- or repay -- higher-yielding
                                           bonds before their stated maturity date. In both cases,
                                           investors receive their principal back and are
                                           typically forced to reinvest it in bonds that pay lower
                                           interest rates, thus reducing income. Rapid changes in
                                           prepayment and call rates can cause bond prices and
                                           yields to be volatile.
                                           Extension Risk: As interest rates rise, mortgage-related
                                           securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term
                                           securities. This will also affect the Adviser's ability
                                           to manage the average life of the Fund.

                                           Real Estate/REIT Risk: The Fund's investments in REITs are subject to the same risks as direct investments in real
                                           estate. Real estate values rise and fall in response to
                                           many factors, including local, regional and national
                                           economic conditions, the demand for rental property,
                                           and interest rates. In addition, REITs may have limited
                                           financial resources, may trade less frequently and in
                                           limited volume and may be more volatile than other
                                           securities.
                                           Prepayment/Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can
                                           result in reduced liquidity. The principal derivative
                                           mortgage securities in which the Fund invests are
                                           collateralized mortgage obligations (CMOs).
                                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                                           For more information about these risks, please see "Glossary of Investment Risks."

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  MORTGAGE SECURITIES FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

   This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

   PERFORMANCE BAR CHART AND TABLE

1993                                                                             12.89%
1994                                                                            -24.59
1995                                                                              31.1
1996                                                                              6.56
1997                                                                              8.77
1998                                                                              6.41
1999                                                                              1.01
2000                                                                              9.87

   * The performance information above is based on a calendar year.

   This table compares the Fund's average annual total returns for periods ending 12/31/2000, to those of the Lehman Brothers
   Mortgage-Backed Securities Index.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending December 31, 2000)

                                                                                                       SINCE CLASS
                                                                      1 YEAR            5 YEARS         INCEPTION
                                                                   -----------------------------------------------
     MORTGAGE SECURITIES FUND -- TRUST SHARES                         9.87%              6.48%           6.14%*
                                                                   -----------------------------------------------
     LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX(1)             11.17%              6.92%            7.01%+
    --------------------------------------------------------------------------------------------------------------

   (1) The unmanaged Lehman Brothers Mortgage-Backed Index is generally representative of the mortgage- backed securities market as a whole.


   * Since 6/2/92.


   + Since 6/30/92.

Best Quarter  Q2 1995                                                    10.82%

Worst Quarter Q2 1994                                                   -13.60%

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


                                                  MORTGAGE SECURITIES FUND

                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                       TRUST
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        ------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                               0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                               0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)**              0%



                                                                       TRUST
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)***                    ------

      Investment Advisory Fees                                         0.50%
      Distribution and/or Service (12b-1) Fees                         0.00%
      Other Expenses                                                   0.70%
      Total Annual Fund Operating Expenses***                          1.20%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

    ** Does not include any wire transfer fees, if applicable.


   ***Expense information has been restated to reflect current fees.


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Trust Shares                              $122     $381      $660      $1,455

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  OHIO TAX-FREE FUND
   FUND SUMMARY



    Investment Goal                   To seek to provide current income exempt from federal income tax and Ohio personal income taxes
    Investment Focus                  Ohio municipal securities
    Principal Investment              Invests primarily in investment-grade Ohio municipal
    Strategy                          securities
    Share Price Volatility            Low to Moderate
    Investor Profile                  Ohio residents seeking income exempt from federal and state income taxes
    INVESTMENT STRATEGY               The Huntington Ohio Tax-Free Fund seeks to provide current income exempt from federal income tax and Ohio personal
                                      income taxes.
                                      The Adviser invests substantially all of the assets of the
                                      Ohio Tax-Free Fund (at least 80% of net assets) in Ohio
                                      tax-exempt securities. The securities selected by the
                                      Adviser are: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization; or
                                      (ii) not rated, but deemed by the Adviser to be of
                                      comparable quality. In addition, these securities will have remaining maturities of no more than 15 years and the Fund's anticipated dollar-weighted average maturity will be between four and ten years. The Adviser also establishes a desired yield level for new issues relative to U.S. Treasury
                                      securities.

                                      In managing the portfolio, the Adviser attempts to diversify the Fund's holdings within Ohio as much as possible. In
                                      selecting securities, the Adviser monitors economic activity and interest rate trends, reviews financial information
                                      relating to each issuer and looks for attractively priced
                                      issues.
                                      For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to
                                      federal income tax or Ohio personal income taxes.
                                      OHIO TAX-EXEMPT SECURITIES are debt obligations which (i)
                                      are issued by or on behalf of the state of Ohio or its
                                      respective authorities, agencies, instrumentalities and
                                      political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is
                                      exempt from federal income tax and Ohio personal income
                                      taxes.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  OHIO TAX-FREE FUND
                                                  CONTINUED



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                      State Specific Risk: By concentrating its investments in
                                           Ohio, the Fund may be more vulnerable to unfavorable
                                           developments in that state than funds that are more
                                           geographically diversified. The economy of Ohio is
                                           largely concentrated in agriculture, motor vehicles and
                                           equipment, steel, rubber products and household
                                           appliances, and therefore tends to be more cyclical
                                           than some other states and the nation as a whole.
                                           Diversification Risk: As a non-diversified fund, the Fund
                                           may invest a greater percentage of its assets in the
                                           securities of a single issuer than do other mutual
                                           funds, therefore
                                           For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                           Strategies" and "Investment Practices."
                                           Fund performance can be significantly affected by the
                                           performance of one or a small number of issuers.

                                           Interest-Rate Risk: The possibility that the value of the
                                           Fund's investments will decline due to an increase in
                                           interest rates or that the Fund's yield will decrease
                                           due to a decrease in interest rates.
                                           Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The
                                           lower a bond's rating, the greater its credit risk.
                                           Prepayment/Call Risk: If a significant number of the
                                           mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                           that, during periods of declining interest rates, a
                                           bond issuer will "call" -- or repay -- higher-yielding
                                           bonds before their stated maturity date. In both cases,
                                           investors receive their principal back and are
                                           typically forced to reinvest it in bonds that pay lower
                                           interest rates, thus reducing income. Rapid changes in
                                           prepayment and call rates can cause bond prices and
                                           yields to be volatile.
                                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                                           For more information about these risks, please see "Glossary of Investment Risks."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  OHIO TAX-FREE FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

   This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

   PERFORMANCE BAR CHART AND TABLE

1991                                                                              9.06%
1992                                                                              6.04
1993                                                                              8.08
1994                                                                             -2.57
1995                                                                             11.35
1996                                                                              3.48
1997                                                                              6.11
1998                                                                              5.16
1999                                                                             -0.92
2000                                                                              8.01

   * The performance information above is based on a calendar year.
   This table compares the Fund's average annual total returns for periods ending 12/31/2000, to those of the Lehman Brothers 5-Year
   General Obligations Index.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending
December 31, 2000)

                                                                                                           SINCE CLASS
                                                       1 YEAR            5 YEARS            10 YEARS        INCEPTION
                                                     -----------------------------------------------------------------
     OHIO TAX-FREE FUND -- TRUST SHARES                 8.01%             4.32%              5.30%           5.50%*
                                                     -----------------------------------------------------------------

     LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS
     INDEX(1)                                           7.68%             5.04%              6.21%           6.39%+
    ------------------------------------------------------------------------------------------------------------------

    (1) The unmanaged Lehman Brothers 5-Year General Obligations Index comprises intermediate-term, investment grade bonds with maturities between 4 and 6 years.

    * Since 10/18/88.

    + Since 10/31/88.

Best Quarter  Q1 1995   4.26%
Worst Quarter Q1 1994  -2.70%

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  OHIO TAX-FREE FUND
                                                  CONTINUED

   FEES AND EXPENSES


   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                           TRUST
      SHAREHOLDER FEES                                                     SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            ------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                                     0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                                     0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)**                    0%



                                                                           TRUST
      ANNUAL FUND OPERATING EXPENSES                                       SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)***                        ------

      Investment Advisory Fees                                              0.50%
      Distribution and/or Service (12b-1) Fees                              0.00%

      Other Expenses                                                        0.57%
      Total Annual Fund Operating Expenses***                               1.07%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

    ** Does not include any wire transfer fees, if applicable.


   ***Expense information has been restated to reflect current fees.


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Trust Shares                              $109     $340      $590      $1,306

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  MICHIGAN TAX-FREE FUND
   FUND SUMMARY


    Investment Goal                   To seek to provide investors with current income exempt from both federal and Michigan personal income taxes

    Investment Focus                  Michigan municipal securities
    Principal Investment              Invests primarily in investment-grade Michigan municipal
    Strategy                          securities
    Share Price Volatility            Low to Moderate
    Investor Profile                  Michigan residents seeking income exempt from federal and
                                      state income taxes
    INVESTMENT STRATEGY               The Huntington Michigan Tax-Free Fund seeks to provide
                                      investors with current income exempt from both federal and
                                      Michigan personal income taxes.
                                      The Adviser invests substantially all of the assets of the
                                      Michigan Tax-Free Fund in MICHIGAN TAX-EXEMPT SECURITIES. At
                                      least 80% of the Fund's annual interest income will be
                                      exempt from federal income tax, including the alternative
                                      minimum tax. The securities selected by the Adviser for
                                      investment will have remaining maturities of no more than 15 years. The Adviser also establishes a desired yield level
                                      for new issues relative to U.S. Treasury securities.

                                      In managing the portfolio, the Adviser attempts to diversify the Fund's holdings within Michigan as much as possible. In selecting securities, the Adviser monitors economic activity and interest rate trends, reviews financial information
                                      relating to each issuer and looks for attractively priced
                                      issues.
                                      For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to
                                      federal income tax or Michigan personal income taxes.
                                      MICHIGAN TAX-EXEMPT SECURITIES are debt obligations which
                                      (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is
                                      exempt from federal income tax and Michigan personal income taxes.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  MICHIGAN TAX-FREE FUND
                                                  CONTINUED



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           State Specific Risk: By concentrating its investments in
                                           Michigan, the Fund may be more vulnerable to unfavorable
                                           developments in that state than funds that are more
                                           geographically diversified. The economy of Michigan is
                                           principally dependent upon three sectors: manufacturing
                                           (particularly durable goods, automotive products and
                                           office equipment), tourism and agriculture. It,
                                           therefore, tends to be more cyclical than some other
                                           states and the nation as a whole.
                                           Diversification Risk: As a non-diversified fund, the Fund
                                           may invest a greater percentage of its assets in the
                                           securities of a single issuer than do other mutual
                                           funds, therefore Fund performance can be significantly
                                           affected by the performance of one or a small number of
                                           issuers.
                                           Interest Rate Risk: The possibility that the value of the
                                           Fund's investments will decline due to an increase in
                                           interest rates or that the Fund's yield will decrease
                                           due to a decrease in interest rates.

                                           Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The
                                           lower a bond's rating, the greater its credit risk.
                                           Prepayment/Call Risk: If a significant number of the
                                           mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                           that, during periods of declining interest rates, a
                                           bond issuer will "call" -- or repay -- higher-yielding
                                           bonds before their stated maturity date. In both cases,
                                           investors receive their principal back and are
                                           typically forced to reinvest it in bonds that pay lower
                                           interest rates, thus reducing income. Rapid changes in
                                           prepayment and call rates can cause bond prices and
                                           yields to be volatile.
                                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                                           For more information about these risks, please see "Glossary of Investment Risks."

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  MICHIGAN TAX-FREE FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

   This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

   PERFORMANCE BAR CHART AND TABLE

1992                                                                               7.1%
1993                                                                              9.52
1994                                                                              -1.7
1995                                                                             12.27
1996                                                                              3.85
1997                                                                              7.18
1998                                                                              5.18
1999                                                                             -0.54
2000                                                                              7.53

   * The performance information above is based on a calendar year.

   This table compares the Fund's average annual total returns for periods ending 12/31/2000, to those of the Lehman Brothers 5-Year
   Municipal Bond Index.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending
December 31, 2000)

                                                                                                       SINCE CLASS
                                                                      1 YEAR            5 YEARS         INCEPTION
                                                                   -----------------------------------------------
     MICHIGAN TAX-FREE FUND(1) -- TRUST SHARES                        7.53%              4.60%           5.58%*
                                                                   -----------------------------------------------

     LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX(2)                   7.70%              4.95%           5.63%+
    --------------------------------------------------------------------------------------------------------------

    (1)  Performance data includes the performance of the FMB
         Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on 4/13/98.
    (2) The unmanaged Lehman Brothers 5-Year Municipal Bond Index is comprised of intermediate-term, investment grade tax-exempt bonds with maturities between 4 and 6 years.
      *  Since 12/2/91.
      +  Since 12/31/91.

Best Quarter   Q1 1995   4.69%

Worst Quarter  Q1 1994  -3.21%

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  MICHIGAN TAX-FREE FUND
                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                    TRUST
      SHAREHOLDER FEES                                              SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     ------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                            0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                            0%
      Redemption Fee (as a percentage of amount redeemed, if
      applicable)**                                                   0%



                                                                    TRUST
      ANNUAL FUND OPERATING EXPENSES                                SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)***                 ------

      Investment Advisory Fees                                       0.50%
      Distribution and/or Service (12b-1) Fees                       0.00%

      Other Expenses                                                 0.55%
      Total Annual Fund Operating Expenses***                        1.05%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

    ** Does not include any wire transfer fees, if applicable.


   ***Expense information has been restated to reflect current fees.


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Trust Shares                              $107     $334      $579      $1,283

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  FIXED INCOME SECURITIES FUND
   FUND SUMMARY



    Investment Goal                   To seek to achieve high current income through investment in fixed income securities where the average maturity of the
                                      Fund will not exceed 10 years
    Investment Focus                  U.S. Government obligations, corporate debt securities,
                                      mortgage backed securities
    Principal Investment              Focuses on investment-grade fixed income securities that
    Strategy                          produce a high level of income
    Share Price Volatility            Moderate
    Investor Profile                  Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential
    INVESTMENT STRATEGY               The Huntington Fixed Income Securities Fund seeks to achieve high current income through investment in fixed income
                                      securities where the average maturity of the Fund will not exceed 10 years.

                                      The Adviser principally invests in a combination of
                                      corporate debt, such as bonds, notes and debentures, and
                                      obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The selection of corporate
                                      debt obligations is limited to those: (i) rated in one of
                                      the top four categories by a Nationally Recognized
                                      Statistical Rating Organization or (ii) not rated, but
                                      deemed by the Adviser to be of comparable quality. Within
                                      these parameters, the Adviser focuses on securities which
                                      offer the highest level of income. For all types of
                                      investments, the Adviser considers various economic factors,
                                      Federal Reserve policy, interest rate trends, spreads
                                      between different types of fixed income securities and the credit quality of existing holdings.
                                      In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a
                                      variety of other portfolio security statistics. The Adviser also follows closely new issue and secondary activity in the corporate debt market.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  FIXED INCOME SECURITIES FUND
                                                  CONTINUED



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Interest Rate Risk: The possibility that the value of the
                                           Fund's investments will decline due to an increase in
                                           interest rates or that the Fund's yield will decrease
                                           due to a decrease in interest rates.
                                           Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The
                                           lower a bond's rating, the greater its credit risk.
                                           Prepayment/Call Risk: If a significant number of the
                                           mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                           that, during periods of declining interest rates, a
                                           bond issuer will "call" -- or repay -- higher-yielding
                                           bonds before their stated maturity date. In both cases,
                                           investors receive their principal back and are
                                           typically forced to reinvest it in bonds that pay lower
                                           interest rates, thus reducing income. Rapid changes in
                                           prepayment and call rates can cause bond prices and
                                           yields to be volatile.

                                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                                           For more information about these risks, please see "Glossary of Investment Risks."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  FIXED INCOME SECURITIES FUND
                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

   This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

   PERFORMANCE BAR CHART AND TABLE

1991                                                                             16.13%
1992                                                                              6.54
1993                                                                             10.32
1994                                                                             -4.62
1995                                                                             17.95
1996                                                                              2.56
1997                                                                              8.83
1998                                                                              9.18
1999                                                                             -3.84
2000                                                                              9.56


   * The performance information above is based on a calendar year.

   This table compares the Fund's average annual total returns for periods ending 12/31/2000, to those of the Lehman Brothers Government/
   Corporate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending
December 31, 2000)

                                                                                                           SINCE CLASS
                                                       1 YEAR            5 YEARS            10 YEARS        INCEPTION
                                                     -----------------------------------------------------------------
     FIXED INCOME SECURITIES FUND --
     TRUST SHARES                                       9.56%             5.13%              7.02%             7.03%*
                                                     -----------------------------------------------------------------

     LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND
     INDEX(1)                                          11.84%             6.23%              8.00%             7.95%+
    ------------------------------------------------------------------------------------------------------------------

    (1) The unmanaged Lehman Brothers Government/Corporate Bond Index is comprised of government and investment-grade corporate debt securities of intermediate- and long-term maturities.

    * Since 7/3/89.

    + Since 7/31/89.

Best Quarter  Q2 1995   6.21%
Worst Quarter Q1 1994  -3.47%

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  FIXED INCOME SECURITIES FUND
                                                  CONTINUED

   FEES AND EXPENSES


   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                       TRUST
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        ------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                               0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                               0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)**              0%



                                                                       TRUST
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)***                    ------

      Investment Advisory Fees                                          0.50%
      Distribution and/or Service (12b-1) Fees                          0.00%

      Other Expenses                                                    0.49%
      Total Annual Fund Operating Expenses***                           0.99%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

    ** Does not include any wire transfer fees, if applicable.


   ***Expense information has been restated to reflect current fees.


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Trust Shares                              $101     $315      $547      $1,213

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INTERMEDIATE GOVERNMENT
                                                  INCOME FUND
   FUND SUMMARY


    Investment Goal                   To seek to provide investors with a high level of current
                                      income
    Investment Focus                  U.S. government obligations, mortgage backed securities
    Principal Investment              Focuses on U.S. Government obligations and mortgage-related
    Strategy                          securities with maturities between three and ten years that produce a high level of income
    Share Price Volatility            Low to Moderate
    Investor Profile                  Investors willing to accept the risk of a low to moderate
                                      amount of fluctuation in the value of their investment for the benefit of a higher total return
    INVESTMENT STRATEGY               The Huntington Intermediate Government Income Fund seeks to provide investors with a high level of current income.

                                      The Adviser invests primarily in obligations issued or
                                      guaranteed by the U.S. Government, its agencies or
                                      instrumentalities and MORTGAGE-RELATED SECURITIES with
                                      dollar-weighted average maturities of not less than three
                                      nor more than ten years. Within this range, the Adviser
                                      focuses on securities which offer the highest level of
                                      income. In general, in order to reduce volatility during
                                      periods of interest rate fluctuation, the Adviser invests in securities with a wide range of intermediate maturities. For all types of investments, the Adviser considers various
                                      economic factors, Federal Reserve policy, interest rate
                                      trends and spreads between different types of fixed income securities.
                                      In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a
                                      variety of other portfolio security statistics.
                                      MORTGAGE-RELATED SECURITIES are securities, including
                                      derivative mortgage securities such as collateralized
                                      mortgage obligations (CMOs), whose income is generated by
                                      payments of principal and interest on pools of mortgage
                                      loans.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INTERMEDIATE GOVERNMENT
                                                  INCOME FUND
                                                  CONTINUED



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Interest Rate Risk: The possibility that the value of the
                                           Fund's investments will decline due to an increase in
                                           interest rates or that the Fund's yield will decrease
                                           due to a decrease in interest rates.
                                           Prepayment/Call Risk: If a significant number of the
                                           mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                           that, during periods of declining interest rates, a
                                           bond issuer will "call" -- or repay -- higher-yielding
                                           bonds before their stated maturity date. In both cases,
                                           investors receive their principal back and are
                                           typically forced to reinvest it in bonds that pay lower
                                           interest rates, thus reducing income. Rapid changes in
                                           prepayment and call rates can cause bond prices and
                                           yields to be volatile.
                                           Reinvestment Risk: As prepayment increases as a result of
                                           lower interest rates, the proceeds from maturing
                                           mortgage-related securities will be reinvested at lower
                                           interest rates, thus reducing income.

                                           Extension risk: As interest rates rise, mortgage-related
                                           securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term
                                           securities. This will also affect the Adviser's ability
                                           to manage the average life of the Fund.
                                           The above risks are more pronounced with respect to
                                           derivative mortgage securities and can result in reduced
                                           liquidity. The principal derivative mortgage securities
                                           in which the Intermediate Government Income Fund
                                           invests are collateralized mortgage obligations (CMOs).
                                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                                           For more information about these risks, please see "Glossary of Investment Risks."

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INTERMEDIATE GOVERNMENT
                                                  INCOME FUND

                                                  CONTINUED
   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

   This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

   PERFORMANCE BAR CHART AND TABLE

1992                                                                              6.58%
1993                                                                              8.71
1994                                                                             -2.30
1995                                                                             12.94
1996                                                                              3.84
1997                                                                              7.52
1998                                                                              8.00
1999                                                                             -1.09
2000                                                                             11.03

   * The performance information above is based on a calendar year.

   This table compares the Fund's average annual total returns for periods ending 12/31/2000, to those of the Lehman Brothers Intermediate
   Government/Corporate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)

                                                                                                       SINCE CLASS
                                                                      1 YEAR            5 YEARS         INCEPTION
                                                                   -----------------------------------------------

     INTERMEDIATE GOVERNMENT INCOME FUND(1) -- TRUST SHARES           11.03%             5.78%           6.19%*
                                                                   -----------------------------------------------
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND
     INDEX(2)                                                         10.10%             6.11%           6.57%+
    --------------------------------------------------------------------------------------------------------------

    (1)  Performance data includes the performance of the FMB
         Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate
         Government Income Fund on 4/13/98.
    (2)  The unmanaged Lehman Brothers Intermediate
         Government/Corporate Bond Index is comprised of government and investment-grade corporate debt securities of intermediate- and long-term maturities.
      *  Since 12/2/91.
      +  Since 12/31/91.

Best Quarter   Q3 1998   4.52%
Worst Quarter  Q1 1994  -1.77%

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  INTERMEDIATE GOVERNMENT
                                                  INCOME FUND
                                                  CONTINUED
   FEES AND EXPENSES

   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                       TRUST
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        ------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                               0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                               0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)**              0%



                                                                       TRUST
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)***                    ------

      Investment Advisory Fees                                          0.50%

      Distribution and/or Service (12b-1) Fees                          0.00%
      Other Expenses                                                    0.54%
      Total Annual Fund Operating Expenses***                           1.04%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

    ** Does not include any wire transfer fees, if applicable.


   ***Expense information has been restated to reflect current fees.


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Trust Shares                              $106     $331      $574      $1,271

                                       [ICON]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  SHORT/INTERMEDIATE FIXED
                                                  INCOME SECURITIES FUND
   FUND SUMMARY



    Investment Goal                   To seek to achieve current income through investment in
                                      fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years
    Investment Focus                  U.S. Government obligations and investment-grade corporate debt securities
    Principal Investment              Focuses on fixed income securities with maturities of less
    Strategy                          than 5 years that produce a high level of income
    Share Price Volatility            Low to Moderate
    Investor Profile                  Investors willing to accept the risk of a low to moderate
                                      amount fluctuation of their investment for the benefit of a higher total return
    INVESTMENT STRATEGY               The Huntington Short/Intermediate Fixed Income Securities
                                      Fund seeks to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.

                                      The Adviser invests primarily in corporate debt and U.S.
                                      Government securities. The selection of corporate debt
                                      obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical
                                      Rating Organization or (ii) not rated, but deemed by the
                                      Adviser to be of comparable quality. For all types of
                                      investments, the Adviser considers various economic factors,
                                      Federal Reserve policy, interest rate trends, spreads
                                      between different types of fixed income securities and the credit quality of existing holdings.
                                      In managing the portfolio, the Adviser monitors the Fund's cash flow, maturities and interest payments and tracks a
                                      variety of other portfolio security statistics. The Adviser also follows closely new issue and secondary activity in the corporate debt market.
                                      For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
                                      Strategies" and "Investment Practices."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  SHORT/INTERMEDIATE FIXED
                                                  INCOME SECURITIES FUND
                                                  CONTINUED



    WHAT ARE THE MAIN RISKS OF        Loss of money is a risk of investing in the Fund. In
    INVESTING IN THIS FUND?           addition, your investment in the Fund may be subject to the following principal risks:
                                           Interest Rate Risk: The possibility that the value of the
                                           Fund's investments will decline due to an increase in
                                           interest rates or that the Fund's yield will decrease
                                           due to a decrease in interest rates.
                                           Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The
                                           lower a bond's rating, the greater its credit risk.
                                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
                                           For more information about these risks, please see "Glossary of Investment Risks."

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  SHORT/INTERMEDIATE FIXED
                                                  INCOME SECURITIES FUND

                                                  CONTINUED

   PERFORMANCE INFORMATION

   The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

   This bar chart shows changes in the performance of the Fund's Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

   PERFORMANCE BAR CHART AND TABLE

1991                                                                             13.62%
1992                                                                              6.25
1993                                                                              7.43
1994                                                                             -0.98
1995                                                                             12.81
1996                                                                              4.08
1997                                                                              6.56
1998                                                                              7.13
1999                                                                              1.05
2000                                                                              7.83


   * The performance information above is based on a calendar year.

   This table compares the Fund's average annual total returns for periods ending 12/31/2000, to those of the Merrill Lynch 1-5 Year
   Government/Corporate Index.


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending
December 31, 2000)

                                                                                                             SINCE
                                                       1 YEAR            5 YEARS            10 YEARS       INCEPTION
                                                   -----------------------------------------------------------------

     SHORT/INTERMEDIATE FIXED INCOME SECURITIES
     FUND -- TRUST SHARES                               7.83%              5.30%              6.49%          6.71%*
                                                   -----------------------------------------------------------------
     MERRILL LYNCH 1-5 YEAR GOVERNMENT/ CORPORATE
     INDEX(1)                                           8.88%              6.08%              6.92%          7.14%+
    ----------------------------------------------------------------------------------------------------------------

    (1) The unmanaged Merrill Lynch 1-5 Year Government/Corporate Index is comprised of government and investment-grade corporate debt securities with maturities between one and five years.


    * Since 7/3/89.


    + Since 7/31/89.

Best Quarter  Q4 1991   4.57%
Worst Quarter Q1 1994  -1.09%

                                       [Logo]
 FUND SUMMARY, INVESTMENT STRATEGY AND RISKS

                                                  SHORT/INTERMEDIATE FIXED
                                                  INCOME SECURITIES FUND
                                                  CONTINUED

   FEES AND EXPENSES


   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.


                                                                       TRUST
      SHAREHOLDER FEES                                                 SHARES
      (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        ------

      Maximum Sales Charge (Load) Imposed on Purchase
      (as a percentage of offering price)*                               0%
      Maximum Deferred Sales Charge (Load)
      (as a percentage of net asset value)                               0%
      Redemption Fee
      (as a percentage of amount redeemed, if applicable)**              0%



                                                                       TRUST
      ANNUAL FUND OPERATING EXPENSES                                   SHARES
      (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)***                    ------

      Investment Advisory Fees                                          0.50%

      Distribution and/or Service (12b-1) Fees                          0.00%
      Other Expenses                                                    0.48%
      Total Annual Fund Operating Expenses***                           0.98%


     * This sales charge varies depending upon how much you invest. See "Distribution of the Funds -- Sales Charges."

    ** Does not include any wire transfer fees, if applicable.


   ***Expense information has been restated to reflect current fees.


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------
Trust Shares                              $100     $312      $542      $1,201

                        [ICON]
 SHAREHOLDER INFORMATION

   Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

   CHOOSING A SHARE CLASS


   The Huntington Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. One class of Fund
   Shares -- Trust -- is offered in this prospectus. Two other classes of Fund Shares -- Investment A and Investment B Shares -- are offered in a separate prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Trust Shares:


   TRUST SHARES

   - No sales charges.

   - No Distribution (12b-1) fees

   - Available only to fiduciary, advisory, agency and other similar clients of The Huntington National Bank, its affiliates or correspondent banks.

   For the actual past expenses of the Trust Shares, see the individual Fund profiles earlier in this prospectus.

   The Funds also offer Investment A Shares and Investment B Shares. Each of these classes has its own expense structure. Investment A and Investment B Shares are available to investors who are not otherwise eligible for Trust Shares.

                                 DISTRIBUTION OF THE FUNDS

   SEI Investments Distribution Co., whose address is One Freedom Valley Road, Oaks, Pennsylvania 19456, serves as the Distributor of the Funds offered by this Prospectus.
                                 PURCHASING SHARES

   You may purchase Trust Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

   WHAT SHARES COST


     MONEY MARKET FUNDS



   The offering price of a Trust Share is its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Money Market Fund offered in this prospectus twice a day, at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund and as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern
   Time) for each Money Market Fund, on each day that the Exchange is open.

                        [Logo]
 SHAREHOLDER INFORMATION

   The Trust attempts to stabilize the net asset value per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Trust's Statement of Additional Information.


   Your order for purchase is priced at the next net asset value calculated after your order is received. You will begin earning dividends on the day of your investment in the Money Market Fund or the U.S. Treasury Money Market Fund if the Trust receives payment before 1:00 p.m. (Eastern Time). The applicable cut-off time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund is 10:30 a.m. (Eastern Time).



     ALL OTHER FUNDS



   The offering price of a Trust Share is its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund (other than the Money Market Funds) offered in this prospectus as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on each day that the Exchange is open.



   The Trust calculates net asset value for each of the Funds (other than the Money Market Funds) offered by this Prospectus by valuing securities held based on market value. These valuation methods are more fully described in the Trust's Statement of Additional Information.



   Your order for purchase is priced at the next net asset value calculated after your order is received. In order to purchase Trust Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day.



   ADDITIONAL INFORMATION


   Orders placed through an intermediary, such as your Huntington Account Administrator or The Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for shares to be purchased that day. It is the intermediary's responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission.

   The Trust reserves the right to suspend the sale of shares of any of the Funds temporarily and the right to refuse any order to purchase shares of any of the Funds.

   If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Trust in connection with the transaction.

   HOW TO BUY TRUST SHARES

   1. MINIMUM INVESTMENT REQUIREMENTS:

        - $1,000 for initial investments outside the Systematic Investment
          Program

        - $500 for subsequent investments

        - $50 for initial and subsequent investments through the Systematic Investment Program

   2. CALL

        - Your Huntington Account Administrator

                        [ICON]
 SHAREHOLDER INFORMATION

   3. MAKE PAYMENT

        - By check payable to the applicable Huntington Fund -- Trust Shares to:

         Huntington Funds

         P.O. Box 8526



         Boston, MA 02266-8526



   Note: Checks must be made to the Huntington Funds, third party checks will not be accepted.



              (The Trust will treat your order as having been received once payment is converted to federal funds by the Trust's transfer agent)


         OR


        - By Federal funds wire to:



         State Street Bank and Trust Co.


         ABA #01100028


         Huntington Fund


         Account #9905-172-4


         Shareholder Name


         Shareholder Account Number



              (The Trust will treat your order as having been received immediately upon receipt by the Trust's transfer agent)


         OR

        - Through the Systematic Investment Program

         (Once you become a participant in the Program, your investments will be made automatically at your requested intervals)

   Other methods of acceptable payment are discussed in the Statement of Additional Information.

   SYSTEMATIC INVESTMENT PROGRAM


   You may invest on a regular basis in Trust Shares of one or more Funds offered by this Prospectus through the Systematic Investment Program. To participate, you must open an account with the Trust by calling (800) 253-0412, request and complete and application, and invest at least $50 at periodic intervals.


   Once you have signed up for the Program, the Trust will automatically withdraw money from your bank account and invest it in Trust Shares of the Fund you specify. Your participation in the Program may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.
                                 EXCHANGING SHARES

   On any business day when both the Federal Reserve Bank and the New York Stock Exchange are open, you may exchange Trust Shares of the Funds for Trust Shares of any other Huntington Fund offering such shares. The Trust makes these exchanges at net asset value (determined after the order is considered received).

                        [ICON]
 SHAREHOLDER INFORMATION

   In order to exchange Trust Shares on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) that day. The information in this Prospectus refers only to the Funds offered herein. Please refer to the Prospectus that corresponds to the Fund you are exchanging.

   The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days' prior notice.

   An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss.

   The Statement of Additional Information contains more information about exchanges.

   HOW TO EXCHANGE SHARES

   1. SATISFY THE MINIMUM ACCOUNT BALANCE REQUIREMENTS

        - You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

   2. CALL (You must have completed the appropriate section on your account application)

        - Huntington Funds at (800) 253-0412

        - The Huntington Investment Company at (800) 322-4600

        - Your Huntington Account Administrator

         OR

      WRITE

        - Huntington Funds

          P.O. Box 8526

          Boston, MA 02266-8526


   3. PROVIDE THE REQUIRED INFORMATION

        - Specify that you are exchanging OUT OF Trust Shares of the designated fund.

        - Your account number

        - The name and address on your account

        - The dollar amount or number of shares to be exchanged

        - Name of the Fund into which you wish to make the exchange (exchange
          INTO)

        - Your signature (for written requests)

          (For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)

                        [ICON]
 SHAREHOLDER INFORMATION

                                 ABOUT REDEEMING TRUST SHARES

   You may redeem Trust Shares of the Funds offered by this Prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

   The price at which the Trust will redeem a Trust Share will be its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund offered in this Prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).


   For Money Market Fund shareholders who request redemptions prior to (1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund), usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For Money Market Fund shareholders who request redemptions after the cut-off time mentioned above and for Bond Fund and Equity Fund shareholders, usually proceeds will be wired or a check will be mailed the following business day after net asset value is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Trust. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.


   To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

   The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

   REDEMPTION OF ACCOUNTS WITH BALANCES UNDER $1,000

   Due to the high cost of maintaining accounts with low balances, if your Trust Shares account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's net asset value. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

                        [Book]
 SHAREHOLDER INFORMATION

   HOW TO REDEEM INVESTMENT

   1. CALL (You must have completed the appropriate section on your account application)

        - Huntington Funds at (800) 253-0412;

        - The Huntington Investment Company at (800) 322-4600; or


        - Your Huntington Account Administrator.


         OR

      WRITE

        - Huntington Funds
          P.O. Box 8526
          Boston, MA 02266

   2. PROVIDE THE REQUIRED INFORMATION

        - The name of the Fund from which you wish to redeem shares

        - Your account number

        - The name and address on your account

        - Your bank's wire transfer information (for wire transfers)

        - The dollar amount or number of shares you wish to redeem

        - Your signature (for written requests)

          (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)

   SYSTEMATIC WITHDRAWAL PROGRAM


   You may choose to receive periodic payments from redemptions of Trust Shares, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Account Administrator, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

                                [ICON]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           MANAGEMENT OF THE TRUST


   The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. Huntington Asset Advisors, Inc. (Huntington), whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.


   INVESTMENT ADVISER

   Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.


   On May 12, 2001, The Huntington National Bank reorganized its investment advisory services and created Huntington Asset Advisors, Inc., a separate, wholly owned subsidiary of The Huntington National Bank. Huntington Asset Advisors, Inc. has replaced The Huntington National Bank as the investment advisor to the Huntington Funds. Following the reorganization, the management and investment advisory personnel of The Huntington National Bank that provided investment management services to Huntington Funds will continue to do so as the personnel of Huntington Asset Advisors, Inc. Additionally, Huntington Asset Advisors, Inc. ("Huntington") is wholly owned and otherwise fully controlled by The Huntington National Bank. As a result, this transaction is not an "assignment" of the investment advisory contract (and sub-advisory contract) for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote is not required.



   The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. With $28.6 billion in assets as of December 31, 2000, HBI is a major Midwest regional bank holding company. Huntington, a recognized investment advisory and fiduciary services subsidiary of HBI, provides investment advisory services for corporate, charitable, governmental, institutional, personal trust and other assets. Huntington is responsible for $22.3 billion of assets, and has investment discretion over approximately $8.9 billion of that amount. Huntington has served as a mutual fund investment adviser since 1987 and has over 75 years of experience providing investment advisory services to fiduciary accounts.



   Through its portfolio management team, Huntington makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Funds.



   In addition to the Funds listed below, Huntington is entitled to receive the following fees for its services as investment adviser: 0.50% of the average daily net assets of the Rotating Index Fund, 0.75% of the average daily net assets of the Dividend Capture Fund, 1.00% of the average daily net assets of the International Equity Fund, 0.75% of the average daily net assets of the Mid Corp America Fund, and 0.85% of the average daily net assets of the New Economy Fund. Huntington is also responsible for providing administration, accounting and custodian services to the Trust. Huntington receives 0.11% of each Fund's average daily net assets for administrative services and 0.03% of each Fund's average daily net assets for accounting services, under its Administration Agreement, and 0.026% of each Fund's average daily net assets for custodian services, under its Custodian Contract. Huntington also receives up to 0.25% of each Fund's average daily net assets under its Administrative Service Agreement.

                                [Logo]
 MORE ABOUT THE HUNTINGTON FUNDS

   During the fiscal year ended December 31, 2000, the Trust paid Huntington management fees as a percentage of average net assets as follows:


Money Market Fund                                                 0.27%
Ohio Municipal Money Market Fund                                  0.25%

U.S. Treasury Money Market Fund                                   0.20%
Florida Tax-Free Money Fund                                       0.20%*
Growth Fund                                                       0.60%
Income Equity Fund                                                0.60%
Mortgage Securities Fund                                          0.30%
Ohio Tax-Free Fund                                                0.50%
Michigan Tax-Free Fund                                            0.43%
Fixed Income Securities Fund                                      0.50%
Intermediate Government Income Fund                               0.46%
Short/Intermediate Fixed Income Securities Fund                   0.50%



   *For fiscal year ended December 31, 2000, Fort Washington Investment
    Advisors, Inc. (Fort Washington), pursuant to its Sub-Advisory Agreement with Huntington, received from Huntington an annual fee equal to 0.20% of the Florida Tax-Free Money Fund's average daily net assets. Effective May 1, 2001, Huntington has terminated this Agreement.



   INVESTMENT SUB-ADVISER TO THE INTERNATIONAL EQUITY FUND



   Federated Global Investment Management Corp. (FGIM), whose address is 175 Water Street, New York, NY 10038-4965, serves as the sub-adviser to the International Equity Fund pursuant to an investment sub-advisory agreement with Huntington. Under the sub-advisory agreement, FGIM manages the Fund, selects investments, and places orders for purchases and sales of securities subject to the general supervision of the Huntington Funds' Board of Trustees and Huntington in accordance with the Fund's investment objectives, policies, and restrictions.



   FGIM and its subsidiaries advise approximately 176 mutual funds and separate accounts which totaled approximately $139.5 billion in assets as of December 31, 2000.



   Through its portfolio management team, FGIM makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Fund.



   For its sub-advisory services, FGIM will receive 0.65% of the average daily net assets of the Huntington International Equity Fund's first $100 million of assets; 0.50% of average daily net assets of the Fund's next $50 million in assets; and 0.35% of average daily net assets of the Fund over $150 million. This fee will accrue daily and will be paid monthly by Huntington.



   RELATED PERFORMANCE OF THE SUB-ADVISER



   The following table sets forth the Sub-Adviser's composite performance data relating to the historical performance of all registered investment companies and separate accounts managed by the Sub-Adviser, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the International Equity Fund. The data is provided to illustrate the past performance of the Sub-Adviser in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the International Equity Fund. Investors should not consider this performance data as an indication of future performance of the International Equity Fund or of the Sub-Adviser.

                                [Logo]
 MORE ABOUT THE HUNTINGTON FUNDS


   The Sub-Adviser's composite reflects the deduction of the maximum investment advisory fees, brokerage commissions and execution costs paid by the Sub-Adviser's accounts, without provision for federal or state income taxes. For the period ending 12/31/00 this fee amounted to 1.00% annually. Administration, Transfer Agency, and Custodial fees, if any, were not included in the calculation. The Sub-Adviser's composites include all registered investment companies and separate accounts managed by the Sub-Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the International Equity Fund. Results for the full historical period are time-weighted. Composite performance is calculated quarterly and asset-weighted using assets in each portfolio at the beginning of each quarter. Securities transactions are recognized based on trade date accounting. Interest income is recognized on an accrual basis. Dividend income is recognized on the payable date. The market value and return of each individual portfolio is calculated on a monthly basis and represents the portfolio's total assets, including accrued interest, dividend receivables, cash, cash equivalents and short-term investments. All market values and performance information are valued in U.S. dollars.



   The accounts that are included in the Sub-Adviser's composites are subject to lower fees than those of the International Equity Fund. The performance results for the Sub-Adviser's composites would have been lower if the expenses to which the International Equity Fund is subject were applied.



   The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.



   The investment results of the Sub-Adviser's composite presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the International Equity Fund or an individual investor investing in the Fund.



   The information set forth in the table below relies on data supplied by the Sub-Adviser or from statistical services, reports or other sources believed by the Sub-Adviser to be reliable. Such information has not been verified and is unaudited.



                                                              SUB-ADVISER'S INTERNATIONAL    MSCI EAFE
                              YEAR                                 EQUITY COMPOSITE          INDEX(1)
                              ----                            ---------------------------    ---------
    1996....................................................              6.62%                 6.04%
    1997....................................................              8.12%                 1.78%
    1998....................................................             25.56%                20.00%
    1999....................................................             80.70%                26.97%
    2000....................................................            -24.20%               -14.17%
    One-Year(2).............................................            -24.20%               -14.17%
    Three-Years(3)..........................................             19.81%                 9.35%
    Five-Years(4)...........................................             14.67%                 7.13%
    Since Inception(5)......................................             14.22%                 7.59%


   ------------------


   (1)The MSCI Europe, Australasia, Far East Index (MSCI EAFE Index) measures the performance of the leading stocks in 20 developed countries outside of North America.



   (2)For the one-year period ending 12/31/00.



   (3)For the three-year period ending 12/31/00.



   (4)For the five-year period ending 12/31/00.



   (5)For the period from 10/1/95 through 12/31/00.

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                                           DIVIDENDS AND DISTRIBUTIONS

   The Money Market Funds declare dividends on investment income daily and pay them monthly. These Funds also make distributions of net capital gains, if any, at least annually.


   Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, monthly. The Funds also make distributions of net capital gains, if any, at least annually.


   DISTRIBUTION OPTIONS

   All dividends and distributions payable to a holder of Trust Shares will be automatically reinvested in additional shares of the same class of the income-producing Fund, unless the shareholder makes an alternative election. Shareholders of any of the Funds offered by this Prospectus may choose to receive all distributions in cash. Shareholders of any of the Funds offered by this Prospectus may choose to reinvest capital gains distributions, but receive all other distributions in cash.

                                           TAX CONSEQUENCES

   There are many important tax consequences associated with investment in the Funds offered by this Prospectus. Please read the summary below and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

   FEDERAL INCOME TAXES

   Each of the Funds offered by this Prospectus intends to distribute to shareholders dividends of its net investment income and distributions of capital gains. The income dividends distributed by the Ohio Municipal Money Market Fund, the Florida Tax-Free Money Fund, the Ohio Tax-Free Fund and the Michigan Tax-Free Fund are generally intended to be tax-exempt. For any portion of these Funds not invested in tax-exempt securities, and for all other Funds offered by this Prospectus, distributions of income, whether or not they are reinvested in Fund shares, may be subject to federal income tax. In addition, if you are subject to the alternative minimum tax, you will have to pay tax on any portion of income dividends attributable to investments in certain "private activity" bonds.

   For all of the Funds offered by this Prospectus, capital gains distributions may be subject to federal taxation. The rate at which you may be taxed can vary depending on the length of time a Fund holds a security.

   An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

                                                                              79
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   STATE INCOME TAXES

   In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

   With respect to the Florida Tax-Free Money Fund, the state of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

   The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida's intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund's shares will be exempt from the Florida intangible tax payable in the following year.


   In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transactions costs involved in restructuring a fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.


 80
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                                            FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   MONEY MARKET FUNDS

                                                                          MONEY MARKET
                                                      ----------------------------------------------------
                                                                          TRUST SHARES
                                                      ----------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------
                                                        2000       1999       1998       1997       1996
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  --------   --------   --------   --------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      --------   --------   --------   --------   --------
    Net investment income.........................        0.06       0.05       0.05       0.05       0.05
    Distributions to shareholders from net
      investment income...........................       (0.06)     (0.05)     (0.05)     (0.05)     (0.05)
                                                      --------   --------   --------   --------   --------
    NET ASSET VALUE, END OF PERIOD................    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      ========   ========   ========   ========   ========
    TOTAL RETURN..................................        6.02%      4.77%      5.13%      5.17%      5.01%
    Expenses......................................        0.51%      0.49%      0.50%      0.51%      0.53%
    Net investment income.........................        5.85%      4.67%      4.99%      5.06%      4.90%
    Expense waiver/reimbursement(a)...............        0.02%        --         --         --         --

    Net assets end of period (000 omitted)........    $555,110   $633,055   $700,540   $424,050   $337,962

   ------------------

   (a) This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

                                                                              81
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                                            FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   MONEY MARKET FUNDS

                                                                 OHIO MUNICIPAL MONEY MARKET
                                                      -------------------------------------------------
                                                                        TRUST SHARES
                                                      -------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                      -------------------------------------------------
                                                        2000      1999       1998      1997      1996
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  --------   -------   --------   -------   -------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $   1.00   $  1.00   $   1.00   $  1.00   $  1.00
                                                      --------   -------   --------   -------   -------
    Net investment income.........................        0.04      0.03       0.03      0.03      0.03
    Distributions to shareholders from net
      investment income...........................       (0.04)    (0.03)     (0.03)    (0.03)    (0.03)
                                                      --------   -------   --------   -------   -------
    NET ASSET VALUE, END OF PERIOD................    $   1.00   $  1.00   $   1.00   $  1.00   $  1.00
                                                      ========   =======   ========   =======   =======
    TOTAL RETURN..................................        3.64%     2.79%      3.07%     3.27%     3.14%
    Expenses......................................        0.53%     0.48%      0.47%     0.45%     0.42%
    Net investment income.........................        3.55%     2.74%      3.03%     3.23%     3.10%
    Expense waiver/reimbursement(a)...............        0.04%     0.05%      0.05%     0.07%     0.12%

    Net assets end of period (000 omitted)........    $101,655   $90,804   $102,606   $72,667   $56,654

   ------------------

   (a) This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

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                                            FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   MONEY MARKET FUNDS

                                                                   U.S. TREASURY MONEY MARKET
                                                      ----------------------------------------------------
                                                                          TRUST SHARES
                                                      ----------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------
                                                        2000       1999       1998       1997       1996
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  --------   --------   --------   --------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      --------   --------   --------   --------   --------
    Net investment income.........................        0.06       0.04       0.05       0.05       0.05
    Distributions to shareholders from net
      investment income...........................       (0.06)     (0.04)     (0.05)     (0.05)     (0.05)
                                                      --------   --------   --------   --------   --------
    NET ASSET VALUE, END OF PERIOD................    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      ========   ========   ========   ========   ========
    TOTAL RETURN..................................        5.77%      4.53%      4.95%      5.06%      4.98%
    Expenses......................................        0.43%      0.40%      0.40%      0.42%      0.42%
    Net investment income.........................        5.63%      4.42%      4.84%      4.95%      4.87%
    Expense waiver/reimbursement(a)...............        0.02%        --         --         --         --

    Net assets end of period (000 omitted)........    $379,927   $404,501   $447,305   $483,548   $474,593

   ------------------

   (a) This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

                                                                              83
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                                            FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   MONEY MARKET FUNDS

                                                      FLORIDA TAX-FREE
                                                            MONEY
                                                      -----------------
                                                        TRUST SHARES
                                                      -----------------
                                                         YEAR ENDED
                                                        DECEMBER 31,
                                                      -----------------
                                                       2000      1999
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  -------   -------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $  1.00   $  1.00
                                                      -------   -------
    Net investment income.........................       0.04      0.03
    Distributions to shareholders from net
      investment income...........................      (0.04)    (0.03)
                                                      -------   -------
    NET ASSET VALUE, END OF PERIOD................    $  1.00   $  1.00
                                                      =======   =======
    TOTAL RETURN..................................       3.68%     2.78%
    Expenses......................................       0.56%     0.49%

    Net investment income.........................       3.63%     2.78%
    Expense waiver/reimbursement(a)...............       0.12%     0.30%
    Net assets end of period (000 omitted)........    $38,506   $25,295

   ------------------

   (a) This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

 84
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 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   EQUITY FUNDS


                                                                             GROWTH
                                                      ----------------------------------------------------
                                                                          TRUST SHARES
                                                      ----------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------
                                                        2000       1999       1998       1997       1996
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  --------   --------   --------   --------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $  49.52   $  49.78   $  43.48   $  33.97   $  30.81
                                                      --------   --------   --------   --------   --------
    Net investment income.........................          --       0.30       0.29       0.29       0.40
    Net realized and unrealized gain/(loss) on
      investments.................................        1.83       6.16       7.69      11.63       4.72
    Total from investment operations..............        1.83       6.46       7.98      11.92       5.12
    Distributions to shareholders from net
      investment income...........................          --      (0.30)     (0.29)     (0.29)     (0.40)
    Distributions to shareholders from net realized
      gain on investment transactions.............       (0.72)     (6.42)     (1.21)     (2.12)     (1.56)
    Distributions to shareholders in excess of net
      investment income...........................       (0.05)        --      (0.18)        --         --
    Total distributions...........................       (0.77)     (6.72)     (1.68)     (2.41)     (1.96)
                                                      --------   --------   --------   --------   --------
    NET ASSET VALUE, END OF PERIOD................    $  50.58   $  49.52   $  49.78   $  43.48   $  33.97
                                                      ========   ========   ========   ========   ========
    TOTAL RETURN..................................        3.74%     13.59%     18.55%     35.37%     16.72%
    Expenses......................................        0.84%      0.82%      0.79%      0.80%      0.83%
    Net investment income.........................        0.00%      0.57%      0.62%      0.73%      1.20%
    Expenses waiver/reimbursement(a)..............        0.03%        --         --         --         --
    Net assets, end of period (000 omitted).......    $292,679   $295,268   $322,564   $228,138   $175,764
    Portfolio turnover rate.......................          24%        10%        11%        12%        21%


   ------------------

   (a) This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

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                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   EQUITY FUNDS


                                                                         INCOME EQUITY
                                                      ----------------------------------------------------
                                                                          TRUST SHARES
                                                      ----------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------
                                                        2000       1999       1998       1997       1996
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  --------   --------   --------   --------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $  36.71   $  40.85   $  36.30   $  30.26   $  27.25
                                                      --------   --------   --------   --------   --------
    Net investment income.........................        1.19       1.16       1.09       1.03       1.00
    Net realized and unrealized gain/(loss) on
      investments.................................       (0.69)     (3.87)      5.26       6.70       3.51
    Total from investment operations..............        0.50      (2.71)      6.35       7.73       4.51
    Distributions to shareholders from net
      investment income...........................       (1.24)     (1.14)     (1.09)     (1.04)     (1.00)
    Distributions to shareholders from net realized
      gain on investment transactions.............       (0.68)     (0.27)     (0.71)     (0.65)     (0.50)
    Distributions to shareholders in excess of net
      investment income...........................          --      (0.02)        --         --         --
    Total distributions...........................       (1.92)     (1.43)     (1.80)     (1.69)     (1.50)
                                                      --------   --------   --------   --------   --------
    NET ASSET VALUE, END OF PERIOD................    $  35.29   $  36.71   $  40.85   $  36.30   $  30.26
                                                      ========   ========   ========   ========   ========
    TOTAL RETURN..................................        1.51%     (6.75)%    17.79%     25.99%     16.88%
    Expenses......................................        0.85%      0.82%      0.81%      0.81%      0.82%
    Net investment income.........................        3.40%      2.93%      2.83%      3.08%      3.50%
    Expense waiver/reimbursement(a)...............        0.03%        --         --         --         --
    Net assets, end of period (000 omitted).......    $216,695   $225,647   $249,051   $214,625   $172,767
    Portfolio turnover rate.......................          41%        20%        13%        24%        25%


   ------------------

   (a) This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

                                [ICON]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   INCOME FUNDS

                                                                       OHIO TAX-FREE
                                                      -----------------------------------------------
                                                                       TRUST SHARES
                                                      -----------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------------
                                                       2000      1999      1998      1997      1996
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  -------   -------   -------   -------   -------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $ 20.68   $ 21.83   $ 21.74   $ 21.49   $ 21.77
                                                      -------   -------   -------   -------   -------
    Net investment income.........................       0.97      0.95      0.98      1.01      1.01
    Net realized and unrealized gain/(loss) on
      investments.................................       0.64     (1.15)     0.11      0.27     (0.28)
    Total from investment operations..............       1.61     (0.20)     1.09      1.28      0.73
    Distributions to shareholders from net
      investment income...........................      (0.97)    (0.94)    (0.98)    (1.02)    (1.01)
    Distributions to shareholders from net realized
      gain on investment transactions.............         --     (0.01)    (0.02)    (0.01)       --
    Distributions in excess of net investment
      income(a)...................................         --        --        --        --        --
    Total distributions...........................      (0.97)    (0.95)    (1.00)    (1.03)    (1.01)
                                                      -------   -------   -------   -------   -------
    NET ASSET VALUE, END OF PERIOD................    $ 21.32   $ 20.68   $ 21.83   $ 21.74   $ 21.49
                                                      =======   =======   =======   =======   =======
    TOTAL RETURN..................................       8.01%    (0.92)%    5.16%     6.11%     3.48%
    Expenses......................................       0.85%     0.82%     0.73%     0.72%     0.76%
    Net investment income.........................       4.62%     4.44%     4.50%     4.72%     3.48%
    Expense waiver/reimbursement(b)...............       0.03%       --        --        --        --
    Net assets, end of period (000 omitted).......    $48,408   $52,723   $63,148   $64,325   $64,799
    Portfolio turnover rate.......................          1%       11%        9%       14%        6%

   ------------------

   (a) Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

   (b) This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

                                [ICON]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   INCOME FUNDS

                                                                          FIXED INCOME
                                                      ----------------------------------------------------
                                                                          TRUST SHARES
                                                      ----------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------
                                                        2000       1999       1998       1997       1996
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  --------   --------   --------   --------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $  19.74   $  21.78   $  21.41   $  20.94   $  21.78
                                                      --------   --------   --------   --------   --------
    Net investment income.........................        1.29       1.23       1.26       1.31       1.34
    Net realized and unrealized gain/(loss) on
      investments.................................        0.53      (2.05)      0.65       0.47      (0.83)
    Total from investment operations..............        1.82      (0.82)      1.91       1.78       0.51
    Distributions to shareholders from net
      investment income...........................       (1.31)     (1.22)     (1.26)     (1.31)     (1.35)
    Distributions to shareholders from net realized
      gain on investment transactions.............          --         --      (0.28)        --         --
    Distributions in excess of net investment
      income(a)...................................          --         --         --         --         --
    Total distributions...........................       (1.31)     (1.22)     (1.54)     (1.31)     (1.35)
                                                      --------   --------   --------   --------   --------
    NET ASSET VALUE, END OF PERIOD................    $  20.25   $  19.74   $  21.78   $  21.41   $  20.94
                                                      ========   ========   ========   ========   ========
    TOTAL RETURN..................................        9.56%     (3.84)%     9.18%      8.83%      2.56%
    Expenses......................................        0.76%      0.74%      0.70%      0.70%      0.74%
    Net investment income.........................        6.53%      5.99%      5.78%      6.26%      6.39%
    Expense waiver/reimbursement(b)...............        0.03%        --         --         --         --
    Net assets, end of period (000 omitted).......    $157,978   $150,787   $168,453   $153,374   $144,038
    Portfolio turnover rate.......................          28%        44%        47%       116%        16%

   ------------------

   (a) Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

   (b) This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

 88
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                                [ICON]
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                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   INCOME FUNDS

                                                                    MORTGAGE SECURITIES
                                                      -----------------------------------------------
                                                                       TRUST SHARES
                                                      -----------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------------
                                                       2000      1999     1998(c)   1997(d)   1996(d)
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  -------   -------   -------   -------   -------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $  7.86   $  8.25   $  8.24   $  8.06   $  8.09
                                                      -------   -------   -------   -------   -------
    Net investment income.........................       0.49      0.47      0.50      0.52      0.55
    Net realized and unrealized gain/(loss) on
      investments.................................       0.25     (0.39)     0.01      0.16     (0.04)
    Total from investment operations..............       0.74      0.08      0.51      0.68      0.51
    Distributions to shareholders from net
      investment income...........................      (0.49)    (0.47)    (0.50)    (0.50)    (0.54)
    Distributions to shareholders from net realized
      gain on investment transactions.............         --        --        --        --        --
    Distributions in excess of net investment
      income(a)...................................         --        --        --        --        --
    Total distributions...........................      (0.49)    (0.47)    (0.50)    (0.50)    (0.54)
                                                      -------   -------   -------   -------   -------
    NET ASSET VALUE, END OF PERIOD................    $  8.11   $  7.86   $  8.25   $  8.24   $  8.06
                                                      =======   =======   =======   =======   =======
    TOTAL RETURN..................................       9.87%     1.01%     6.41%     8.77%     6.56%
    Expenses......................................       0.76%     0.95%     0.63%     0.66%     0.67%
    Net investment income.........................       6.24%     5.81%     6.09%     6.39%     6.86%
    Expense waiver/reimbursement(b)...............       0.09%     0.20%     0.20%     0.20%     0.29%
    Net assets, end of period (000 omitted).......    $31,849   $32,193   $34,991   $37,057   $39,566
    Portfolio turnover rate.......................          9%       20%       17%       63%       90%

   ------------------

   (a) Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

   (b) This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

   (c) Effective April 24, 1998, Piper Capital Management, Inc. ceased to serve as subadviser for Mortgage Securities Fund.

   (d) Per share information presented is based upon the monthly number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

                                [ICON]
 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1997, 1998, 1999 and 2000 were audited by KPMG LLP (KPMG). The financial highlights for the period or year ended December 31, 1996 was audited by the Trust's former auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   INCOME FUNDS

                                                                SHORT/INTERMEDIATE FIXED INCOME
                                                      ----------------------------------------------------
                                                                          TRUST SHARES
                                                      ----------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------
                                                        2000       1999       1998       1997       1996
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  --------   --------   --------   --------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD..........    $  19.24   $  20.13   $  20.04   $  19.96   $  20.35
                                                      --------   --------   --------   --------   --------
    Net investment income.........................        1.16       1.10       1.15       1.19       1.17
    Net realized and unrealized gain/(loss) on
      investments.................................        0.29      (0.90)      0.24       0.08      (0.37)
    Total from investment operations..............        1.45       0.20       1.39       1.27       0.80
    Distributions to shareholders from net
      investment income...........................       (1.17)     (1.09)     (1.15)     (1.19)     (1.19)
    Distributions to shareholders from net realized
      gain on investment transactions.............          --         --      (0.15)        --         --
    Distributions in excess of net investment
      income(a)...................................          --         --         --         --         --
    Total distributions...........................       (1.17)     (1.09)     (1.30)     (1.19)     (1.19)
                                                      --------   --------   --------   --------   --------
    NET ASSET VALUE, END OF PERIOD................    $  19.52   $  19.24   $  20.13   $  20.04   $  19.96
                                                      ========   ========   ========   ========   ========
    TOTAL RETURN..................................        7.83%      1.05%      7.13%      6.56%      4.08%
    Expenses......................................        0.73%      0.73%      0.71%      0.71%      0.72%
    Net investment income.........................        6.01%      5.60%      5.68%      5.94%      5.83%
    Expense waiver/reimbursement(b)...............        0.03%        --         --         --         --
    Net assets, end of period (000 omitted).......    $115,511   $113,341   $127,715   $126,845   $125,514
    Portfolio turnover rate.......................          29%        92%        61%       160%        39%

   ------------------

   (a) Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

   (b) This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.

 90
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                                [Logo]
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                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1999 and 2000, the seven-month period ended December 31, 1998 and the six-month period ended May 31, 1998 were audited by KPMG LLP (KPMG). The financial highlights for the periods or years ended December 31, 1996 and 1997 have been derived from the financial statements for the Consumer Class of shares of the FMB Michigan Tax-Free Bond Fund and the FMB Intermediate Government Income Fund (the "MB Funds", the funds which were reorganized to create the Michigan Tax-Free Fund and the Intermediate Government Income Fund, respectively on April 6, 1998, and were audited by the FMB Funds' auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   INCOME FUNDS

                                                                          MICHIGAN TAX-FREE
                                                      ----------------------------------------------------------------
                                                                            TRUST SHARES
                                                      ----------------------------------------------------------------
                                                                          PERIOD ENDED,(a)
                                                      ----------------------------------------------------------------
                                                       2000      1999     1998(c)     1998(d)        1997(e)   1996(e)
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  -------   -------   -------     -------        -------   -------
    NET ASSET VALUE, BEGINNING OF PERIOD.........     $ 10.44   $ 10.99   $ 10.97     $ 10.89        $ 10.79   $ 10.79
                                                      -------   -------   -------     -------        -------   -------
    Net investment income........................        0.48      0.49      0.29        0.25           0.50      0.50
    Net realized and unrealized gain/(loss) on
      investments................................        0.29     (0.55)     0.06        0.06           0.10        --
    Total from investment operations.............        0.77     (0.06)     0.35        0.31           0.60      0.50
    Distributions to shareholders from net
      investment income..........................       (0.49)    (0.49)    (0.31)      (0.23)         (0.50)    (0.50)
    Distributions to shareholders from net realized
      gain on investment transactions............       (0.01)       --     (0.02)         --             --        --
    Total distributions..........................       (0.50)    (0.49)    (0.33)      (0.23)         (0.50)    (0.50)
                                                      -------   -------   -------     -------        -------   -------
    NET ASSET VALUE, END OF PERIOD...............     $ 10.71   $ 10.44   $ 10.99     $ 10.97        $ 10.89   $ 10.79
                                                      =======   =======   =======     =======        =======   =======
    TOTAL RETURN.................................        7.53%    (0.54)%    3.31%(h)    2.86%(h)       5.73%     4.78%
    Expenses.....................................        0.83%     0.74%     0.67%(g)    0.75%(f)(g)    0.73%     0.68%
    Net investment income........................        4.60%     4.57%     4.57%(g)    4.55%(g)       4.66%     4.72%
    Expense waiver/reimbursement(b)..............        0.05%     0.07%     0.07%(g)    0.14%(g)       0.27%     0.37%
    Net assets, end of period (000 omitted)......     $16,392   $20,809   $23,995     $27,440        $24,954   $23,082
    Portfolio turnover rate......................           0%        6%        7%(h)       2%(h)          7%       16%

   ------------------
   (a) The fiscal year end of Huntington Michigan Tax-Free Fund and Huntington Intermediate Government Income Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with the other Huntington Funds.
   (b) This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.
   (c) Seven months ended December 31.
   (d) Six months ended May 31.
   (e) Year ended November 30.
   (f) Expense ratios reflect operating expenses in effect during the period prior to and subsequent to the reorganization with the FMB Funds.
   (g) Computed on an annualized basis.
   (h) Not annualized.

                                                                              91
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 MORE ABOUT THE HUNTINGTON FUNDS

                                           FINANCIAL HIGHLIGHTS


   The following financial highlights for the periods or years ended December 31, 1999 and 2000, the seven-month period ended December 31, 1998 and the six-month period ended May 31, 1998 were audited by KPMG LLP (KPMG). The financial highlights for the periods or years ended December 31, 1996 and 1997 have been derived from the financial statements for the Consumer Class of shares of the FMB Michigan Tax-Free Bond Fund and the FMB Intermediate Government Income Fund (the "MB Funds", the funds which were reorganized to create the Michigan Tax-Free Fund and the Intermediate Government Income Fund, respectively on April 6, 1998, and were audited by the FMB Funds' auditors. KPMG's report is included in the Trust's 2000 Annual Report to Shareholders and is incorporated by reference into (considered a legal part of) the Statement of Additional Information.


   INCOME FUNDS

                                                                     INTERMEDIATE GOVERNMENT INCOME
                                                      ---------------------------------------------------------------------
                                                                              TRUST SHARES
                                                      ---------------------------------------------------------------------
                                                                            PERIOD ENDED,(a)
                                                      ---------------------------------------------------------------------
                                                       2000      1999     1998(c)       1998(d)         1997(e)    1996(e)
    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)  -------   -------   --------      --------        --------   --------
    NET ASSET VALUE, BEGINNING OF PERIOD.........     $  9.76   $ 10.42   $  10.23      $  10.16        $  10.13   $  10.24
                                                      -------   -------   --------      --------        --------   --------
    Net investment income........................        0.57      0.55       0.33          0.29            0.59       0.59
    Net realized and unrealized gain/(loss) on
      investments................................        0.47     (0.66)      0.21          0.04            0.02      (0.10)
    Total from investment operations.............        1.04     (0.11)      0.54          0.33            0.61       0.49
    Distributions to shareholders from net
      investment income..........................       (0.58)    (0.55)     (0.35)        (0.26)          (0.58)     (0.60)
    Distributions to shareholders from net realized
      gain on investment transactions............          --        --         --            --              --         --
    Total distributions..........................       (0.58)    (0.55)     (0.35)        (0.26)          (0.58)     (0.60)
                                                      -------   -------   --------      --------        --------   --------
    NET ASSET VALUE, END OF PERIOD...............     $ 10.22   $  9.76   $  10.42      $  10.23        $  10.16   $  10.13
                                                      =======   =======   ========      ========        ========   ========
    TOTAL RETURN.................................       11.03%    (1.09)%     5.34%(h)      3.33%(h)        6.27%      4.97%
    Expenses.....................................        0.77%     0.73%      0.69%(g)      0.76%(f)(g)     0.79%      0.79%
    Net investment income........................        5.77%     5.45%      5.38%(g)      5.67%(g)        5.91%      5.89%
    Expense waiver/reimbursement(b)..............        0.04%     0.05%      0.05%(g)      0.02%(g)          --         --
    Net assets, end of period (000 omitted)......     $75,342   $99,566   $109,261      $116,317        $115,064   $108,047
    Portfolio turnover rate......................          24%       14%         7%(h)        14%(h)          28%        16%

   ------------------
   (a) The fiscal year end of Huntington Michigan Tax-Free Fund and Huntington Intermediate Government Income Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with the other Huntington Funds.
   (b) This voluntary expense decrease, as a result of a waiver by the Adviser, is reflected in both the expense and net investment income ratios shown above.
   (c) Seven months ended December 31.
   (d) Six months ended May 31.
   (e) Year ended November 30.
   (f) Expense ratios reflect operating expenses in effect during the period prior to and subsequent to the reorganization with the FMB Funds.
   (g) Computed on an annualized basis.
   (h) Not annualized.

 92
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                                           ADDITIONAL INVESTMENT STRATEGIES

   FUNDAMENTAL INVESTMENT POLICIES

   The following are fundamental policies of the indicated Fund:

   OHIO MUNICIPAL MONEY MARKET FUND

   - at least 65% of total assets invested in Ohio tax-exempt securities.

   - at least 80% of annual interest income exempt from federal regular income tax. Income which is subject to alternative minimum tax will not be counted towards satisfying this policy.

   FLORIDA TAX-FREE MONEY FUND

   - at least 65% of total assets invested in Florida tax-exempt securities.

   - at least 80% of annual interest income exempt from federal regular income tax. Income which is subject to alternative minimum tax will not be counted towards satisfying this policy.

   U.S. TREASURY MONEY MARKET FUND

   - at least 65% of total assets invested in direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

   GROWTH FUND

   - at least 65% of total assets invested in equity securities.

   INCOME EQUITY FUND

   - at least 65% of total assets invested in common stock, securities convertible into common stock and securities deemed by the Adviser to have common stock characteristics.

   ROTATING INDEX FUND

   - at least 80% of total assets invested, directly or indirectly through index-based securities, in stocks comprising the broad-based equity index that the Adviser has chosen to emulate.

   MORTGAGE SECURITIES FUND

   - at least 65% of total assets invested in mortgage-related securities, including derivative mortgage securities. Collateralized mortgage obligations (CMOs) issued by private entities will not be counted towards satisfying this requirement.

   OHIO TAX-FREE FUND

   - at least 80% of total assets invested in Ohio tax-exempt securities.

   - no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

   MICHIGAN TAX-FREE FUND

   - at least 65% of total assets invested in Michigan tax-exempt securities.

   - no more than 20% of net assets invested in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

                                                                              93
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                                           ADDITIONAL INVESTMENT STRATEGIES
                                           CONTINUED

   FIXED INCOME SECURITIES FUND

   - at least 65% of total assets invested in fixed income securities.

   INTERMEDIATE GOVERNMENT INCOME FUND

   - at least 65% of total assets in obligations issued or guaranteed by the U.S. Government its agencies or instrumentalities and mortgage-related securities with dollar-weighted average maturities of not less than three or more than ten years.

   SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

   - at least 65% of total assets in fixed income securities.

   ADDITIONAL INVESTMENT POLICIES


   ROTATING INDEX FUND. For the period that the Fund is invested in a particular broad-based equity index, the Fund attempts to achieve a correlation of at least 95% between the total return of its nets assets before expenses and the total return of the index selected by the Adviser. Perfect correlation would be 100%. Tracking accuracy will be monitored by the Adviser and appropriate adjustments will be made to the portfolio if the targeted correlation is not achieved.


   Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index's performance, before fees and expenses, is through buying all the index's securities in the same proportion as they are reflected in the index.

   As discussed in the Fund Summary, until total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the selected broad-based equity index, but instead will invest indirectly in the index through its acquisition of index-based securities. Investing through the Fund in index-based securities involves certain additional expenses and certain tax results which would not be present in a direct investment in individual securities.

   By investing in the index-based securities indirectly through the Fund (for the period in which the Fund does not have sufficient assets to invest directly in index stocks), an investor will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's shares, and he may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's policies of investing in index-based securities, he may receive taxable capital gains distributions to a greater extent than would be the case if he invested directly in the securities comprising the index.

 94
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                                           INVESTMENT PRACTICES

   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.


                    FUND NAME                                      FUND CODE
                    ---------                                      ---------
                    Money Market Fund                                  1

                    Ohio Municipal Money Market Fund                   2
                    Florida Tax-Free Money Fund                        3
                    U.S. Treasury Money Market Fund                    4
                    Growth Fund                                        5
                    Income Equity Fund                                 6
                    Rotating Index Fund                                7
                    Dividend Capture Fund                              8
                    International Equity Fund                          9
                    Mid Corp America Fund                             10
                    New Economy Fund                                  11
                    Mortgage Securities Fund                          12
                    Ohio Tax-Free Fund                                13
                    Michigan Tax-Free Fund                            14
                    Fixed Income Securities Fund                      15
                    Intermediate Government Income Fund               16
                    Short/Intermediate Government Income Fund         17



                             INSTRUMENT                              FUND CODE         RISK TYPE
                             ----------                             -----------    ------------------
    AMERICAN DEPOSITORY RECEIPTS (ADRS):  ADRs are foreign             5-11              Market
    Shares of a company held by a U.S. bank that issues a                              Political
    receipt evidencing ownership. ADRs pay dividends in U.S.                       Foreign Investment
    dollars.

    ASSET-BACKED SECURITIES:  Securities backed by company           1,3,11-13        Pre-payment
    receivables, home equity loans, truck and auto loans,                                Market
    leases, credit card receivables and other securities backed                          Credit
    by other types of receivables or assets.                                           Regulatory

    BANKERS' ACCEPTANCES:  Bills of exchange or time drafts            1-17              Credit
    drawn on and accepted by a commercial bank. They generally                         Liquidity
    have maturities of six months or less.                                               Market

    BONDS:  Interest-bearing or discounted government or            1-4,6,8-17           Market
    corporate securities that obligate the issuer to pay the                             Credit
    bondholder a specified sum of money, usually at specific
    intervals, and to repay the principal amount of the loan at maturity.

    CALL AND PUT OPTIONS:  A call option gives the buyer the         5-7,8-11          Management
    right to buy, and obligates the seller of the option to                            Liquidity
    sell, a security at a specified price. A put option gives                            Credit
    the buyer the right to sell, and obligates the seller of the                         Market
    option to buy, a security at a specified price. The Funds                           Leverage
    will sell only covered call and secured put options, and may buy bonds' existing option contraction known as "closing
    transactions".


                                                                              95
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                                           INVESTMENT PRACTICES
                                           CONTINUED


                             INSTRUMENT                              FUND CODE         RISK TYPE
                             ----------                             -----------    ------------------
    CERTIFICATES OF DEPOSIT:  Negotiable instruments with a            1-17              Market
    stated maturity.                                                                     Credit
                                                                                       Liquidity

    COMMERCIAL PAPER:  Secured and unsecured short-term                1-17              Credit
    promissory notes issued by corporations and other entities.                        Liquidity
    Their maturities generally vary from a few days to nine                              Market
    months.

    COMMON STOCK:  Shares of ownership of a company.                   5-12              Market

    CONVERTIBLE SECURITIES:  Bonds or preferred stock that             5-11              Market
    convert to common stock.                                                             Credit

    DEMAND NOTES:  Securities that are subject to puts and             1-17              Market
    standby commitments to purchase the securities at a fixed                          Liquidity
    price (usually with accrued interest) within a fixed period                        Management
    of time following demand by a Fund.

    DERIVATIVES:  Instruments whose value is derived from an           1-17            Management
    underlying contract, index or security, or any combination                           Market
    thereof, including futures, options (e.g., put and calls),                           Credit
    options on futures, swap agreements, and some                                      Liquidity
    mortgage-backed securities.                                                         Leverage

    FOREIGN SECURITIES:  Stocks issued by foreign companies         5-11,15,17           Market
    including ADRs and Global Depository Receipts (GDRs), as                           Political
    well as Commercial paper of foreign issuers and obligations                    Foreign Investment
    of foreign governments, companies, banks, overseas branches                        Liquidity
    of U.S. banks or supranational entities.

    FOREIGN FORWARD CURRENCY CONTRACTS:  An obligation to           5,6,9-11,15,17     Management
    purchase or sell a specific amount of a currency at a fixed                        Liquidity
    future date and price set by the parties involved at the                             Credit
    time the contract is negotiated.                                                     Market
                                                                                       Political
                                                                                        Leverage
                                                                                   Foreign Investment

    FOREIGN EXCHANGE CONTRACTS:  Spot currency trades whereby            9             Management
    one currency is exchanged for another. The Fund may also                           Liquidity
    enter into derivative contracts in which a foreign currency                          Credit
    is an underlying contract.                                                           Market
                                                                                       Political
                                                                                        Leverage
                                                                                   Foreign Investment

    FUTURES AND RELATED OPTIONS:  A contract providing for the         1-17            Management
    future sale and purchase of a specific amount of a specific                          Market
    security, class of securities, or index at a specified time                          Credit
    in the future and at a specified price. The aggregate value                        Liquidity
    of options on securities (long puts and calls) will not                             Leverage
    exceed 10% of a Fund's net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more
    than 25% of the Fund's assets.


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
                             INSTRUMENT                              FUND CODE         RISK TYPE
                             ----------                             -----------    ------------------
    ILLIQUID SECURITIES:  Securities that ordinarily cannot be         1-17            Liquidity
    sold within seven business days at the value the Fund has                            Market
    estimated for them. Each Fund, except the Florida Tax-Free
    Money Market Fund, may invest up to 10% of its total assets in illiquid securities (15% in the case of the Rotating
    Index Fund and Intermediate Government Income Fund). The
    Florida Tax-Free Fund may invest up to 10% of its net assets in illiquid securities.

    INDEX-BASED SECURITIES:  Index-based securities such as            8-11              Market
    Standard & Poor's Depository Receipts (SPDRs) and NASDAQ-100
    Index Tracking Stock (NASDAQ 100s), represent ownership in a long-term unit investment trust that holds a portfolio of
    common stocks designed to track the price performance and
    dividend yield of an index, such as the S&P 500 Index or the
    NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions
    corresponding to the dividends that accrue to the index
    stocks in the underlying portfolio, less trust expenses.

    INVESTMENT COMPANY SECURITIES:  Shares of registered               1-17              Market
    investment companies. These may include Huntington Money
    Market Funds and other registered investment companies for which Huntington, its sub-advisers, or any of their
    affiliates serves as investment adviser, administrator or
    distributor. Except for the Rotating Index Fund, each of the
    Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not,
    however, own more than 3% of the securities of any one
    registered investment company or invest more than 10% of its assets in the Shares of other registered investment
    companies. The Rotating Index Fund may invest all of its
    assets in the Shares of any one investment company or
    investment companies. The Rotating Index Fund, however, may not own more than 3% of the securities of any one investment company. If the Rotating Index Fund owns more than 1% of the shares of an investment company, that portion that exceeds
    1% may be considered illiquid and would be subject to the
    limitation on investing in illiquid securities. As a
    shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.

    INVESTMENT GRADE SECURITIES:  Securities rated BBB or higher      6, 8-17            Market
    by Standard & Poor's; Baa or better by Moody's; similarly                            Credit
    rated by other nationally recognized rating organizations;
    or, if not rated, determined to be of comparably high
    quality by the Adviser.

    LIMITED LIABILITY COMPANIES:  Entities such as limited               9               Market
    partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

    MONEY MARKET INSTRUMENTS:  Investment-grade, U.S.                  1-17              Market
    dollar-denominated debt securities with remaining maturities                         Credit
    of one year or less. These may include short-term U.S.
    government obligations, commercial paper and other
    short-term corporate obligations, repurchase agreements
    collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
    institution obligations. These securities may carry fixed or variable interest rates.


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
                             INSTRUMENT                              FUND CODE         RISK TYPE
                             ----------                             -----------    ------------------
    MORTGAGE-BACKED SECURITIES:  Bonds backed by real estate        6,8,12,15-17       Prepayment
    loans and pools of loans. These include collateralized                               Market
    mortgage obligations (CMOs) and real estate mortgage                                 Credit
    investment conduits (REMICs).                                                      Regulatory

    MORTGAGE DOLLAR ROLLS:  A transaction in which a Fund sells         12            Pre-payment
    security for delivery in a current month and simultaneously                          Market
    contracts with the same party to repurchase similar but not                        Regulatory
    identical securities on a specified future date.

    MUNICIPAL SECURITIES:  Securities issued by a state or          2,3,6,12-17          Market
    political subdivision to obtain funds for various public                             Credit
    purposes. Municipal securities include private activity                            Political
    bonds and industrial development bonds, as well as general                            Tax
    obligation bonds, tax anticipation notes, bond anticipation                        Regulatory
    notes, revenue anticipation notes, project notes, other
    short-term tax-exempt obligations, municipal leases, and
    obligations of municipal housing authorities (single family revenue bonds).

    There are two general types of municipal bonds: GENERAL-OBLIGATION BONDS, which are secured by the taxing power of the issuer and REVENUE BONDS, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations;
    housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

    OBLIGATIONS OF SUPRANATIONAL AGENCIES:  Securities issued by         9               Credit
    supranational agencies that are chartered to promote                                Foreign
    economic development and are supported by various                                  Investment
    governments and government agencies.

    OPTIONS ON CURRENCIES:  A Fund may buy put options and sell          9             Management
    covered call options on foreign currencies (traded on U.S.                         Liquidity
    and foreign exchanges or over-the-counter markets). A                                Credit
    covered call option means the Fund will own an equal amount                          Market
    of the underlying foreign currency. Currency options help a                        Political
    Fund manage its exposure to changes in the value of the U.S.                        Leverage
    dollar relative to other currencies. If a Fund sells a put                     Foreign Investment
    option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S.
    government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.

    PREFERRED STOCKS:  Equity securities that generally pay            8-11              Market
    dividends at a specified rate and take precedence over
    common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

    REAL ESTATE INVESTMENT (REITS):  Pooled investment vehicles       8,9,12           Liquidity
    which invest primarily in income producing real estate or                          Management
    real estate loans or interest.                                                       Market
                                                                                       Regulatory
                                                                                          Tax
                                                                                      Pre-payment


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
                             INSTRUMENT                              FUND CODE         RISK TYPE
                             ----------                             -----------    ------------------
    REPURCHASE AGREEMENTS:  The purchase of a security and the         1-17              Market
    simultaneous commitment to return the security to the seller                        Leverage
    at an agreed upon price on an agreed upon date. This is
    treated as a loan.

    REVERSE REPURCHASE AGREEMENTS:  The sale of a security and         8-11              Market
    the simultaneous commitment to buy the security back at an                          Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

    RESTRICTED SECURITIES:  Securities not registered under the        1-17            Liquidity
    Securities Act of 1933, such as privately placed commercial                          Market
    paper and Rule 144A securities.

    SECURITIES LENDING:  Each Fund, except the Rotating Index          1-17              Market
    Fund, may lend up to 20% of its total assets. The Rotating                          Leverage
    Index Fund may lend up to 33 1/3% of its total assets. Such                        Liquidity
    loans must be collateralized by cash, U.S. government                                Credit
    obligations or other high-quality debt obligations and
    marked to market daily.

    TAX-EXEMPT COMMERCIAL PAPER:  Commercial paper issued by        2,3,6,12-17          Credit
    governments and political sub-divisions.                                           Liquidity
                                                                                         Market
                                                                                          Tax

    TIME DEPOSITS:  Non-negotiable receipts issued by a bank in        1-17            Liquidity
    exchange for a deposit of money.                                                     Credit
                                                                                         Market

    TREASURY RECEIPTS:  Treasury receipts, Treasury investment        6, 8-11            Market
    growth receipts, and certificates of accrual of Treasury
    securities.

    UNIT INVESTMENT TRUSTS:  A type of investment vehicle,             8-11              Market
    registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided
    interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they
    invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

    U.S. GOVERNMENT AGENCY SECURITIES:  Securities issued by           1-17              Market
    agencies and instrumentalities of the U.S. government. These                         Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac.

    U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds, separately        1-17              Market
    traded registered interest and principal securities, and
    coupons under bank entry safekeeping.

    VARIABLE AND FLOATING RATE INSTRUMENTS:  Obligations with          1-17              Credit
    interest rates that are reset daily, weekly, quarterly or on                       Liquidity
    some other schedule. Such instruments may be payable to a                            Market
    Fund on demand.


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
                             INSTRUMENT                              FUND CODE         RISK TYPE
                             ----------                             -----------    ------------------
    WARRANTS:  Securities that give the holder the right to buy        1-17              Market
    a proportionate amount of common stock at a specified price.                         Credit
    Warrants are typically issued with preferred stock and
    bonds.

    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:  A purchase       6, 8-11            Market
    of, or contract to purchase, securities at a fixed price for                        Leverage
    delivery at a future date. The portfolio managers of each                          Liquidity
    Fund expect that commitments to enter into forward                                   Credit
    commitments or purchase when-issued securities will not
    exceed 25% of the Fund's total assets.

    YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS:  U.S. dollar           6,9,15             Market
    denominated bonds issued by foreign corporations or                                  Credit
    governments. Sovereign bonds are those issued by the
    government of a foreign country. Supranational bonds are
    those issued by supranational entities, such as the World
    Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.

    ZERO-COUPON DEBT OBLIGATIONS:  Bonds and other types of debt    6,8,9,15-17          Credit
    that pay no interest, but are issued at a discount from                              Market
    their value at maturity. When held to maturity, their entire                      Zero Coupon
    return equals the difference between their issue price and their maturity value.


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                                            GLOSSARY OF INVESTMENT RISKS

   This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

   FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

   HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

   INVESTMENT STYLE RISK. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

   LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.


   LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

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   MANAGEMENT RISK.  The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

   MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

   POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   PREPAYMENT & CALL RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call" -- or repay -- a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

   Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

   REAL ESTATE/REIT RISK: The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.


   REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.


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                                            GLOSSARY OF INVESTMENT RISKS
                                            CONTINUED



   SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

   TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

   ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

ANNUAL AND SEMI-ANNUAL REPORTS
The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION
Provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

HUNTINGTON ASSET ADVISORS, INC.,
a wholly owned subsidiary of The Huntington National Bank, is the Adviser, Administrator, and Custodian for the Huntington Funds.

SEI INVESTMENTS DISTRIBUTION CO. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or for any other inquiries: CALL (800) 253-0412

WRITE
Huntington Funds
P.O. Box 8526
Boston, MA 02266

LOG ON TO THE INTERNET
The Huntington Funds' website is at http://www.huntingtonfunds.com. The SEC's website, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

CONTACT THE SEC Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

The Huntington Funds' Investment Company Act registration number is 811-5010.


[HUNTINGTON FUNDS LOGO (TM)]


HUNTINGTON FUNDS SHAREHOLDER SERVICES: 1-800-253-0412
Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

NOT FDIC INSURED                  NO BANK GUARANTEE               MAY LOSE VALUE



1400075                                                    SEC File No. 811-5010

                                 HUNTINGTON FUNDS



                INVESTMENT A SHARES (FORMERLY, INVESTMENT SHARES)
                             INVESTMENT B SHARES AND
                                  TRUST SHARES
                                       OF
                          HUNTINGTON MONEY MARKET FUND
                   HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
                     HUNTINGTON FLORIDA TAX-FREE MONEY FUND
                   HUNTINGTON U.S. TREASURY MONEY MARKET FUND
                             HUNTINGTON GROWTH FUND
                          HUNTINGTON INCOME EQUITY FUND
                         HUNTINGTON ROTATING INDEX FUND
                        HUNTINGTON DIVIDEND CAPTURE FUND
                      HUNTINGTON INTERNATIONAL EQUITY FUND
                        HUNTINGTON MID CORP AMERICA FUND
                           HUNTINGTON NEW ECONOMY FUND
                       HUNTINGTON MORTGAGE SECURITIES FUND
                          HUNTINGTON OHIO TAX-FREE FUND
                        HUNTINGTON MICHIGAN TAX-FREE FUND
                     HUNTINGTON FIXED INCOME SECURITIES FUND
                 HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
           HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND




                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information contains information which may be of interest to investors in the Huntington Funds (the "Trust") but which is not included in the applicable Prospectuses for Investment A Shares, Investment B Shares or Trust Shares. This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the applicable Prospectus dated May 1, 2001 for Investment A Shares, Investment B Shares or Trust Shares. This Statement should be read together with the applicable Prospectus. Investors may obtain a free copy of a Prospectus by writing the Distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by telephoning toll free the Huntington Funds at 800-253-0412. Capitalized terms used but not defined in this Statement of Additional Information have the same meanings as set forth in the Prospectuses.


                                   May 1, 2001

                                      -1-
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                        TABLE OF CONTENTS - TO BE REVISED

                                 [TOC TO COME]





                                       2
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                                       3
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DEFINITIONS


           For convenience, we will use the following terms throughout this Statement of Additional Information.

"1940 Act"                              --                          The Investment Company Act of 1940, as amended.

"Funds"                                 --                          Each of the separate investment portfolios of the Trust.

"Tax-Exempt Funds"                      --                          Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan
                                                                    Tax-Free Fund and Florida Tax-Free Money Fund.

"Money Market Funds"                    --                          Money Market Fund, Ohio Municipal Money Market Fund, U.S.
                                                                    Treasury Money Market Fund and Florida Tax-Free Money Fund.

"Trust"                                 --                          Huntington Funds.

"Huntington"                            --                          Huntington Asset Advisors, Inc., the Trust's investment adviser and administrator.

"Independent Trustees"                  --                          Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act.

"NRSRO"                                 --                          Nationally Recognized Statistical Ratings Organization such as
                                                                    Moody's Investor Service or Standard and Poor's Ratings Group.

"SEI Administrative"                    --                          SEI Investments Mutual Fund Services, the Trust's
                                                                    sub-administrator.

"Prospectus"                            --                          Each of the separate Prospectuses of the Funds.

"SAI"                                   --                          Statement of Additional Information.

"SEI Investments"                       --                          SEI Investments Distribution Co., the Trust's distributor.



           The Trust was organized as a Massachusetts business trust on February 10, 1987. Originally known as The Monitor Funds, the Trust's name was changed to the Huntington Funds on January 1, 1999.



           The Trust is an open-end, management investment company consisting of seventeen separate Funds with separate investment objectives and policies.
Each of these Funds, except the Tax-Exempt Funds, is diversified. The Funds may offer one or more of the following classes of shares: Investment A Shares, Investment B Shares and Trust Shares. This SAI relates to all classes of shares. As of the date of this SAI, the Funds are not being offered for sale in Delaware, Idaho, Iowa, Mississippi, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Dakota, Puerto Rico, Rhode Island, South Dakota or Vermont.

                         INVESTMENT PRACTICES AND RISKS

           The Prospectuses discuss the principal investment strategies and risks of investing in each of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, including those which are not part of a Fund's principal investment strategy. In addition, we have included discussions relating to the special risks associated with investment in each of the Tax-Exempt Funds.


ADJUSTABLE RATE NOTES



           Consistent with its investment objective, policies, and restrictions, each Fund may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. For Money Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's non fundamental 15% limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.



ASSET-BACKED SECURITIES (NON-MORTGAGE)



           Consistent with its investment objective, policies and restrictions, certain Funds may invest in asset-backed securities. Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.



           The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with their investment objectives and policies, the Funds may invest in other asset-backed securities that may be developed in the future.


COMMON STOCK

           Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

           Each of the Equity Funds may invest in common stock.

CONVERTIBLE SECURITIES

           Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in its investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

           Each of the Equity Funds may invest in convertible securities.

CONCENTRATION RISK

           When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region, it is subject to increased risk. As is the case with respect to each of the Single State Funds, performance will generally depend on the region's performance, which may differ in direction and degree from that of the overall stock market. In addition, financial, economic, business and political developments affecting the region may have a greater effect on these Funds.

CORPORATE DEBT (INCLUDING BONDS, NOTES AND DEBENTURES)

           Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more nationally recognized statistical rating organizations. See the Appendix to this SAI for a description of these ratings.

           Each of the Funds, except the U.S. Treasury Money Market Fund and the Growth Fund, may invest in corporate bonds.

CREDIT (OR DEFAULT) RISK

           To the extent that a Fund invests in corporate debt, U.S. Government securities, mortgage-related securities or other fixed income securities, it is subject to the risk that an issuer of those securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Credit risk includes "counterparty risk," -- the risk that the other party to a transaction will not fulfill its contractual obligation. This risk applies, for example, to repurchase agreements into which a Fund may enter. Securities rated below investment grade are particularly subject to credit risk.

CREDIT-ENHANCED SECURITIES

           Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, Huntington evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. However, except where prohibited by Rule 2a-7 under the 1940 Act, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

           All of the Funds may invest in credit-enhanced securities. The Money Market Funds are subject to the diversification requirements relating to credit-enhanced securities imposed by Rule 2a-7 of the 1940 Act. The Ohio Municipal Money Market Fund may not invest, with respect to 75% of its total assets, more than 10% of its total assets in the credit-enhanced securities of one credit enhancer.

DEFENSIVE INVESTMENTS

           At times Huntington may determine that conditions in securities markets may make pursuing a Fund's principal investment strategies inconsistent with the best interests of the Fund's shareholders. At such times, Huntington may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these temporary "defensive" strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which Huntington considers to be of comparable quality to the acceptable investments of the Fund and other investments which Huntington considers consistent with such strategies. In the case of the Single State Funds, a Fund's alternative strategies may give rise to income which is not exempt from federal or state taxes.

DOLLAR ROLL TRANSACTIONS

           A dollar roll transaction is a transactions through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

           Only the Mortgage Securities Fund engages in dollar roll transactions with respect to its mortgage-related securities.

EQUITY RISK

           Equity risk is the risk that stock prices will fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in prices occur in response to reports of a company's earnings, economic statistics or other factors which affect an issuer's profitability.

           To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those associated with investment in larger, more established companies. Small companies tend to have limited product lines, markets or financial resources, and may be dependent on a small management group. Small company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities.

EQUITY SECURITIES

           Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Adviser believes have common stock characteristics, such as rights and warrants.

EXTENSION RISK

           Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

FIXED INCOME SECURITIES

           Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

FOREIGN CURRENCY OPTIONS (ALSO SEE "OPTIONS")

           Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called "OTC options"), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when Huntington believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

           Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See "Foreign Currency Transactions."

           Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

           The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

           There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

           Each of the Growth Fund, Income Equity Fund, Rotating Index Fund, International Equity Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in foreign currency options.


FOREIGN CURRENCY TRANSACTIONS

           Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see "Forward Foreign Currency and Foreign Currency Futures Contracts"), and purchasing and selling options on foreign currencies (see "Foreign Currency Options"). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

           Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging."

           Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to "lock in" the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

           Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

           Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

           Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.


           Each of the Growth Fund, Income Equity Fund, Rotating Index Fund, International Equity Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may use foreign currency transactions.


FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS

           A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

           A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

           Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

           At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

           Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging." See "Foreign Currency Transactions."

           Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

           In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.


When the International Equity Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.



           Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the International Equity Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.



           When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.



           Each of the Growth Fund, Income Equity Fund, Rotating Index Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in forward foreign currency and foreign currency futures contracts.


FOREIGN SECURITIES


           Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Investment in foreign securities is subject to a number of special risks.


           Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

           There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

           In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.


           On January 1, 1999, the European Monetary Market Union ("EMU") introduced a new single currency, the euro, which replaced the national currency for participating member countries. Those countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. A new European Central Bank ("ECB") was created to manage the monetary policy of the new unified region. On the same day, exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by coins and banks notes by the middle of 2002.

           The International Equity Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.



           Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.



           Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.



           Each of the Growth Fund, Income Equity Fund, Rotating Index Fund, Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in foreign securities. Each of the Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund, however, may only invest up to 10% of its net assets in non-U.S. dollar-denominated bonds.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

           A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a "long" position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a "short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

           Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

           On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when Huntington expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

           Successful use by a Fund of futures contracts on debt securities is subject to Huntington's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

           A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

           Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

           When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

           Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position

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
at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

           In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

           Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. Huntington will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

           Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Huntington's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Huntington may still not result in a successful hedging transaction over a very short time period.

           Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.


Index - Based Investments



           Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), World Equity Benchmark Shares ("WEBS"), and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.



           A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"),
(b) a cash payment equal
to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and
(c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.



           Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.



           The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.


INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

           A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

           The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

           Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund's securities.

           Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

           As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier." A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.



           The Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, and the New Economy Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.



           All of the Funds may utilize index futures or options on index futures.


Interests in Other Limited Liability Companies



                     The International Equity Fund may invest in entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States which may issue securities comparable to common or preferred stock.


INTEREST RATE RISK

           Interest rate risk is the risk that changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in bond values, while a fall in interest rates typically causes a rise in bond values. Fixed income securities with longer maturities are more susceptible to changes in value due to interest rate changes than are those with shorter maturities.

           Recent market experience has shown that certain derivative mortgage securities have a higher degree of interest rate risk and, as a result, the prices of such securities may be highly volatile. In addition, recent market experience has shown that during periods of rising interest rates, the market for certain derivative mortgage securities may become more unstable and such securities may become more difficult to sell as market makers either choose not to repurchase such securities or offer prices which are unacceptable to the Adviser based on market conditions.

LENDING PORTFOLIO SECURITIES

           In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by Huntington and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, Huntington will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Consistent with SEC guidelines, any loans made will be continuously secured by collateral in cash, U.S. government obligations or other high-quality debt obligations at least equal to 100% of the value of the securities on loan. As a matter of fundamental policy, the aggregate value of all securities loaned by a Fund, except the Rotating Index Fund, may not exceed 20% of the Fund's total assets. As a matter of non-fundamental policy, the Rotating Index Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of its total assets.

           While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

           One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

LIQUIDITY RISK

           Certain securities may be difficult or impossible to sell at the time and price that a Fund would like. A Fund may have to accept a lower price, sell other securities or forego an investment opportunity, and this could have a negative effect on performance. This risk applies to restricted securities, Rule 144A Securities certain over-the-counter options, securities not traded in the U.S. markets and other securities that may trade in U.S. markets but are not registered under the federal securities laws.

MARKET RISK

           Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

MONEY MARKET INSTRUMENTS

           Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.


           Commercial Paper and Variable Amount Master Demand Notes



                     Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including
           Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.



                     Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.


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
                     The commercial paper in which any of the Money Market Funds may invest is subject to the issuer diversification and quality restrictions imposed by Rule 2a-7 under the 1940 Act. The commercial paper in which the Mortgage Securities Fund may invest must be: (i) rated A-1 or better by Standard & Poor's Ratings Group ("S&P") or P-1 or better by Moody's Investors Service, Inc. ("Moody's"); or (ii) unrated, but issued by companies with outstanding debt issues rated AAA by S&P or Aaa by Moody's.

           BANK OBLIGATIONS

                     Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, time deposits and similar securities.


                     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).



                      Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.



                     Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or
           (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation. [ASSET MINIMUM TO BE CONFIRMED]



                     The Money Market Fund, Ohio Municipal Money Market Fund and Florida Tax-Free Money Fund may only invest in bank obligations issued by domestic banks and U.S. branches of foreign banks subject to U.S. banking regulation. In addition, at the time of the investment, the issuing bank must have capital, surplus and undivided profits in excess of $100 million. Issuing banks of obligations in which the Mortgage Securities Fund invests must have capital, surplus and undivided profits in excess of $1 billion.

                      The Michigan Tax-Free Fund is limited to investing only in dollar-denominated obligations of: (i) U.S., Canadian, Asian or European banks with at least $500 million in total assets; or (ii) U.S. savings and loan associations with at least $1 billion in total assets.

           VARIABLE RATE DEMAND NOTES

                     Variable rate demand notes ("VRDNs") are unsecured, direct lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

                     VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days' notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

                     Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.


           Other instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on heir last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including TRs, TIGRs and CATS; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.


MONEY MARKET MUTUAL FUNDS

           Under the 1940 Act, a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one mutual fund, or more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly.


           Each of the Growth Fund, the Income Equity Fund, the Rotating Index Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, the Mortgage Securities Fund, the Ohio Tax-Free Fund, the Michigan Tax-Free Fund, the Fixed Income Securities Fund, and the Short/Intermediate Fixed Income Securities Fund may invest up to 5% of its total assets in the shares of money market mutual funds (other than the Trust's Money Market Funds) for liquidity purposes. The Ohio Tax-Free Fund may not, however, invest in shares of a money market mutual fund which generates income treated as a preference item for federal alternative minimum tax purposes.


           The Ohio Municipal Money Market Fund may invest up to 5% of its total assets in the shares of one or more tax-exempt money market mutual funds for liquidity purposes.

MORTGAGE-RELATED SECURITIES

           Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

           There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the

Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

           Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

           The Mortgage Securities Fund, Fixed Income Securities Fund, Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund may invest in mortgage-related securities issued by the U.S. government, its agencies or instrumentalities, and the derivative mortgage securities described above. In addition, the Mortgage Securities Fund may invest in mortgage-related securities issued by private entities.

           MORTGAGE PASS-THROUGH SECURITIES

                     Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

           ADJUSTABLE RATE MORTGAGE SECURITIES

                     Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate

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           mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

                     ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such s the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by
           FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

           DERIVATIVE MORTGAGE SECURITIES

                     Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as "CMOs." Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

                     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

                     The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

                     An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates.

                     Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

                      The Mortgage Securities Fund will invest only in CMOs which are issued by agencies or instrumentalities of the U.S. government or CMOs issued by private organizations which are rated AAA by an NRSRO.

                     Stripped mortgage-backed securities ("SMBSs") may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, Huntington intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund's portfolio, while continuing to pursue current income.

OPTIONS

           A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

           In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

           The premium received from writing a put or call option, increases a Fund's return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option's exercise price regardless of any decline in the underlying security's market price.

           By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

           A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

           In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

           In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

           Each of the Equity and Income Funds may write or purchase put and call options. All call options written must be covered.

           The successful use of options depends on the ability of Huntington to forecast interest rate and market movements. For example, if a Fund were to write a call option based on Huntington's expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on Huntington's expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

           When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

           The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

           The effective use of options also depends on the Fund's ability to terminate option positions at times when Huntington deems it desirable to do so. Although a Fund will take an option position only if Huntington believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

           The Funds generally expect that their options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter ("OTC") markets. A Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Huntington, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

           If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt its normal operations.

           A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

           Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

           Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

           An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Huntington believes it is inadvisable to do so.

           Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of Huntington may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

PREFERRED STOCK

           Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

           Each of the Equity Funds may invest in preferred stock.

PREPAYMENT RISK

           Prepayment risk results because, as interest rates fall, homeowners are more likely to refinance their home mortgages. When home mortgages are refinanced, the principal on mortgage-related securities held is "prepaid" earlier than expected. A Fund which holds mortgage-related securities which are prepaid must reinvest the unanticipated principal payments, just at a time when interest rates on new mortgage investments are falling. Prepayment risk has two important effects on a Fund: (1) when interest rates fall and additional mortgage prepayments must be reinvested at lower interest rates, income will be reduced; and (2) when interest rates fall, prices on mortgage-backed securities may not rise as much as comparable Treasury bonds because bond market investors may anticipate an increase in mortgage prepayments and a likely decline in income.

           Recent market experience has shown that certain derivative mortgage securities have a higher degree of prepayment risk and, as a result, the prices of such securities may be highly volatile.


REAL ESTATE INVESTMENT TRUSTS



           The Dividend Capture Fund and the International Equity Fund may invest in real estate investment trusts ("REITs"). REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.


REPURCHASE AGREEMENTS


           Repurchase agreements are agreements through which banks (such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more) [TO BE CONFIRMED], broker-dealers and other financial institutions approved by the Trustees sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Adviser will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Adviser to determine when to request additional collateral from the seller.


           If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.


REVERSE REPURCHASE AGREEMENTS

         Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. [TO BE CONFIRMED] Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.


RESTRICTED AND ILLIQUID SECURITIES

         Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

         Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust intends, therefore, with respect to the Money Market Fund's investments, to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.


         Each of the Funds may invest in illiquid securities (including restricted securities, repurchase agreements providing for settlement on more than seven days' notice and OTC options). Except for the Florida Tax-Free Money Fund, the Intermediate Government Income Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, and the New Economy Fund, none of the Funds will invest more than 10% of its total assets in such securities. The Florida Tax-Free Money Fund is limited to 10% of its net assets, while the Intermediate Government Income Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, and the New Economy Fund may invest up to 15% of its total assets in illiquid securities.


SECURITY-SPECIFIC RISK

         Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.


SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES



         Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.


TAX-EXEMPT SECURITIES

         Tax-exempt securities are debt obligations the interest on which is, in the opinion of bond counsel for the issuing governmental entity or agency, excluded from gross income for federal income tax purposes. Examples of tax-exempt securities include fixed and floating or variable rate municipal obligations, tax-exempt notes, participation, trust and partnership interests in municipal obligations, tax-exempt commercial paper, stand-by commitments and private activity bonds.

         Tax-exempt securities are issued to obtain monies for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which tax-exempt securities may be issued include refunding outstanding obligations, obtaining monies for general operating expenses and to lend to other public institutions and facilities. The two principal classifications of tax-exempt securities are general obligation and limited obligation (or revenue) securities. General obligation securities are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

         Limited obligation securities are payable only from the revenues derived from a particular facility or class or facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Private activity bonds generally are limited obligation securities, the credit and quality of which are usually directly related to the credit of the private user of the facilities. Payment of principal of and interest on these bonds is the responsibility of the private user (and any guarantor).

         Tax-exempt notes and tax-exempt commercial paper are generally used to provide for short-term capital needs, seasonal working capital needs of municipalities or to provide interim construction financing, and generally have maturities of one year or less. Tax-exempt notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs") and bond anticipation notes ("BANs"). TANs are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes. RANs are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs. BANs are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

         Private activity bonds (sometimes called "industrial development bonds") may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. Because dividends attributable to interest on such bonds may not be tax exempt, it may not be desirable for an investor to purchase shares of a Fund which invests in private activity bonds, if such investor is a "substantial user" of facilities which are financed by private activity bonds or industrial development bonds or a "related person" of such a substantial user.

         Tax-exempt securities may be purchased through the acquisition of certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities. In such arrangements, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities must be exempt from federal income tax and applicable state income taxes to the same extent as interest on such tax-exempt securities, in the opinion of counsel to the initial seller of each such certificate or instrument.

         Tax-exempt securities may also be acquired by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. Such participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. A Fund will have the right to sell the interest back to the bank or other financial institutions and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the municipal obligation plus accrued interest. Huntington will generally exercise the demand on a letter of credit only under the following circumstances: (1) upon default of any of the terms of the documents of the municipal obligation,
(2) as needed to provide liquidity in order to meet redemptions, or (3) in order to maintain a high quality investment portfolio. The selling bank may receive a fee in connection with the arrangement. Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest. A Fund which purchases a participation interest must receive an opinion of counsel or a ruling of the Internal Revenue Service stating that interest earned by it on the tax-exempt securities in which it holds such participation interest is excluded from gross income for federal regular income tax purposes and applicable state income taxes.

         Prices and yields on tax-exempt securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions in the market for tax-exempt obligations, the size of a particular offering, the maturity of the obligation and ratings of particular issues, and are subject to change from time to time. Information about the financial condition of an issuer of tax-exempt bonds or notes may not be as extensive as that which is made available by corporations whose securities are publicly traded.

         Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of tax-exempt securities. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations to pay interest on and principal of their tax-exempt securities may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of tax-exempt securities in the same manner. Obligations of issuers of tax-exempt securities are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Code, affecting the rights and remedies of creditors.

         The Internal Revenue Code of 1986, as amended (the "Code"), imposes certain continuing requirements on issuers of tax-exempt securities regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

         Each of the Income Funds, the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund may invest in tax-exempt securities. The Ohio Tax-Free Fund may not invest in private activity bonds if the interest is treated as a preference item for purposes of the federal alternative minimum tax. Shareholders should consult their own tax adviser regarding the potential effect on them (if any) of any investment in the Tax-Exempt Funds.

U.S. GOVERNMENT SECURITIES

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         U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

         Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

         Other such obligations are only supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

         All of the Funds may invest in U.S. Government securities and may use them for defensive purposes.

U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS

         U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury securities futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option. U.S. Treasury security futures contracts and options on such contracts are used to hedge against movements in the value of tax-exempt securities.

         Successful use of U.S. Treasury security futures contracts depends on the ability to predict the direction of interest rate movements and the effects of other factors on the value of debt securities. For example, the sale of U.S. Treasury security futures contracts is used to hedge against the possibility of an increase in interest rates which would adversely affect the value of tax-exempt securities held in a Fund's portfolio. If, unexpectedly, the prices of the tax-exempt securities increase following a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

         There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling U.S. Treasury securities futures and the value of U.S. Treasury securities subsequently increases while the value of its tax-exempt securities decreases, the Fund will incur losses on both its U.S. Treasury security futures contracts and its tax-exempt securities. Huntington will seek to reduce this risk by monitoring movements in markets for U.S. Treasury security futures and options and for tax-exempt securities closely.

         Each of the Tax-Exempt Funds may purchase and sell futures contracts and related options on U.S. Treasury securities when, in the opinion of Huntington, price movements in U.S. Treasury security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge.

WARRANTS

         Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The


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percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

         Each of the Equity Funds may invest in warrants.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. The Adviser may choose to dispose of a commitment prior to settlement.


         With the exception of the Mortgage Securities Fund, which may invest up to 35% of its total assets in securities purchased on a when-issued or delayed delivery basis, the Dividend Capture Fund, the Mid Corp America Fund, and the New Economy Fund, which may invest up to 25% of their total assets in securities purchased on a when-issued or delayed delivery basis, and the International Equity Fund, which has no such restriction on total assets, none of the Funds intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.


         All of the Funds may engage in when-issued and delayed delivery transactions.

ZERO-COUPON SECURITIES

         Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

         Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

         In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

         Each of the Income Funds may invest in zero-coupon securities.

SPECIAL RISK FACTORS APPLICABLE TO THE OHIO TAX-EXEMPT FUNDS

         "Ohio tax-exempt securities" refer to tax-exempt securities issued by or on behalf of the State of Ohio or its authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of bond counsel at the time of issuance, is exempt from both federal income tax and Ohio personal income taxes. Since the Ohio Tax-Free Fund and the Ohio Municipal Money Market Fund invest primarily in Ohio tax-exempt securities, the value of these Funds' shares may be especially affected by factors pertaining to the economy of Ohio and other factors specifically affecting the ability of issuers of Ohio tax-exempt securities to meet their obligations. As a result, the value of the Funds' shares may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states. The Ohio Municipal Money Market Fund may invest in Ohio tax-exempt securities only if rated at the time of purchase within the two highest grades assigned by any two nationally recognized statistical rating organizations ("NRSROs") (or by any one NRSRO if the obligation is rated by only that NRSRO). In addition, the Ohio Municipal Money Market Fund may have more than 40% of its total assets invested in securities that are credit-enhanced by domestic and foreign banks. Changes in credit quality of these banking institutions could cause losses to this Fund and affect its share price.

         As described above, the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund will each invest most of its net assets in Ohio tax-exempt securities. The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio tax-exempt securities. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

         Generally, the creditworthiness of Ohio tax-exempt securities of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

         There may be specific factors that at particular times apply in connection with investment in particular Ohio tax-exempt securities or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio tax-exempt securities, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

         Ohio is the seventh most populous state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1998 was 11,209,000.

         While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.

         In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, in recent years the annual State rates were below or at the national rates (4.3% vs. 4.5% in 1998, both at 4.2% in 1999). The unemployment rate and its effects vary among geographic areas of the State.

         There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio tax-exempt securities held in the Ohio Municipal Money Market Fund and/or the Ohio Tax-Free Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

         The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

         The 1992-93 biennium presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the Budget Stabilization Fund (BSF, a cash and budgetary management fund) to the GRF in FY 1992.

         Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected and then timely addressed an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF, and adjustments were made in the timing of certain tax payments.

         A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to replenishment, $21 million was deposited in the BSF.

         None of the spending reductions were applied to appropriations needed for debt service or lease rentals relating to any State obligations.

         The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF. The significant GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

         From a higher than forecast 1996-97 mid-biennium GRF fund balance, $100 million was transferred for elementary and secondary school computer network purposes and $30 million to a new State transportation infrastructure fund. Approximately $400.8 million served as a basis for temporary 1996 personal income tax reductions aggregating that amount. The 1996-97 biennium-ending GRF fund balance was $834.9 million. Of that, $250 million went to school building construction and renovation, $94 million to the school computer network, $44.2 million for school textbooks and instructional materials and a distance learning program, and $34 million to the BSF, and the $263 million balance to a State income tax reduction fund.

         The 1998-99 biennium ending GRF balances were $1.5 billion (cash) and $976 million (fund). Of that fund balance, $325.7 million has been transferred to school building assistance, $46.3 million to the BSF, $90 million to supply classroom computers and for interactive video distance learning, and the remaining amount to the State income tax reduction fund. The BSF had a December 16, 1999 balance of over $953 million.

         The GRF appropriations acts for the current 2000-01 biennium (one for all education purposes, and one for general GRF purposes) were passed on June 24 and June 28, 1999, respectively, and promptly signed (after selective vetoes) by the Governor. Those acts provided for total GRF biennial expenditures of over $39.8 billion. Necessary GRF debt service and lease-rental appropriations for the entire biennium were requested in the Governor's proposed budget and incorporated in the appropriations bills as introduced, and were included in the bill versions as passed by the House and the Senate and in the acts as passed and signed.

         The State's incurrence or assumption of debt without a vote of the people is, with exceptions noted below, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

         By 16 constitutional amendments approved from 1921 to date (the latest adopted in 1999) Ohio voters authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At February 11, 2000, over $1.4 billion (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding or awaiting delivery. The only such State debt currently at that date authorized to be incurred were portions of the highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($19.3 million outstanding); (b) $240 million of obligations previously authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year (over $1.06 billion outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($109.1 million outstanding, with no more than $50 million to be issued in any one year).

         The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizing additional highway bonds (expected to be payable primarily from highway use receipts). The latter authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.

         A constitutional amendment approved by the voters in November 1999 authorizes State general obligation debt to pay costs of facilities for a system of common schools throughout the State and facilities for state supported and assisted institutions of higher education. That, and other debt represented by direct obligations of the State (including that authorized by the Ohio Public Facilities Commission and Ohio Building Authority, and some authorized by the Treasurer), may not be issued if future FY total debt service on those direct obligations to be paid from the GRF or net lottery proceeds exceeds 5% of total estimated revenues of the State for the GRF and from net State lottery proceeds during the FY of issuance.

         The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $5.2 billion of which were outstanding or awaiting delivery at February 11, 2000.

         In recent years, State agencies have participated in transportation and office building projects that may have some local as well as State use and benefit, in connection with which the State enters into lease purchase agreements with terms ranging from 7 to 20 years. Certificates of participation, or special obligation bonds of the State or a local agency, are issued that represent fractionalized interests in or are payable from the State's anticipated payments. The State estimates highest future FY payments under those agreements (as of February 11, 2000) to be approximately $34.6 million (of which $30.7 million is payable from sources other than the GRF, such as federal highway money distributions). State payments under all those agreements are subject to biennial appropriations, with the lease terms being two years subject to renewal if appropriations are made.

         A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

         A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

         State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.


         Local school districts in Ohio receive a major portion (state-wide aggregate of approximately 47% in FY 1998) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 126 districts (as of February 11, 2000) on voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court has concluded that aspects of the system (including basic operating assistance and the loan program referred to below) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution, staying its order to permit time for responsive corrective actions. After a further hearing, the trial court has decided that steps taken to date by the State to enhance school funding have not met the requirements of the Supreme Court decision. The State has appealed to the Supreme Court, before which oral arguments were heard on November 16, 1999. That Court has issued a stay, pending appeal, of the implementation of the trial court's order. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A now superseded program provided for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totaled $87.2 million for 20 districts in FY 1996 (including $42.1 million for one), $113.2 million for 12 districts in FY 1997 (including $90 million to one for restructuring its prior loans), and $23.4 million for 10 districts in FY 1998.


         Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State.

         For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) Since inception for municipalities in 1979, these "fiscal emergency" procedures have been applied to 27 cities and villages; for 21 of them the fiscal situation was resolved and the procedures terminated (one municipality is currently in preliminary "fiscal watch" status). As of February 11, 2000, a school district "fiscal emergency" provision was applied to 11 districts, and eight were on preliminary "fiscal watch" status.

         At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

SPECIAL RISK FACTORS APPLICABLE TO THE MICHIGAN TAX-FREE FUND

         "Michigan tax-exempt securities" refer to tax-exempt securities issued by or on behalf of the State of Michigan or its authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of bond counsel at the time of issuance, is exempt from both federal income tax and Michigan personal income taxes. Because the Michigan Tax-Free Fund will invest primarily in Michigan tax-exempt securities, its investment performance is especially dependent on Michigan's prevailing economic conditions. As a result, the value of this Fund's shares may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of states. In addition, to provide somewhat greater investment flexibility, the Michigan Tax-Free Fund is also a "non-diversified" fund and, as such, is not required to meet any diversification requirements under the 1940 Act. The Michigan Tax-Free Fund may use its ability as a non-diversified fund to concentrate its assets in the securities of a smaller number of issuers, which the Adviser deems to be attractive investments, rather than invest in a larger number of securities merely to satisfy non-tax diversification requirements. While the Adviser believes that the ability to concentrate its investments in particular issuers is an advantage when investing in Michigan tax-exempt securities, such concentration also involves a risk of loss should the issuer be unable to make interest or principal payments or should the market value of such securities decline. Investment in a non-diversified fund could therefore entail greater risks than investment in a "diversified" fund, including a risk of greater fluctuations in yield and share price. The Michigan Tax-Free Fund must nevertheless meet certain diversification tests to qualify as a "regulated investment company" under the Code.


         The following highlights some of Michigan's more significant financial trends and problems, and is based on information drawn from official statements relating to offerings of securities by the State of Michigan, its agencies and instrumentalities, as available through April 1, 2001. The State of Michigan has a fiscal year beginning on October 1 of each year and ending on the next September 30. The Trust has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact that would render such information inaccurate.



         Michigan is a highly industrialized state with an economy principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. According to the State Department of Management and Budget, the U.S. Bureau of Economic Analysis and the U.S. Bureau of Census, Michigan's population has grown since the 1990 Census by 6.9%, to approximately 9,938,000 people, while its civilian labor force over 16 years of age has grown by 15.8% and personal income of its residents has grown by over 48% during that time. Legislation in Michigan requires that the administration prepare two economic forecasts each year, which are presented each January and May of a given year. The January 2001 forecast is summarized below. The State's Consensus Revenue Estimating Conference projects that in calendar year 2001 Michigan wage and salary employment will decline slightly (by about 0.3%) because of a slowing U.S. economy, a contracting manufacturing sector and employment reductions at major Michigan employers, including auto companies. In 2002, employment growth is forecast to accelerate to 1.0%, with Michigan employment rising by 45,000. Michigan wage and salary income is expected to slow from 5.8% in 2000 to 3.1% in 2001, and then rebound to 5.6% in 2002. Real gross domestic product is projected to grow 2.5% in 2001 and 4.3% in 2002. Nationally, car and light truck sales are expected to total
15.9 million units in 2001 and 16.4 million units in 2002 The unemployment rate is projected to average 4.7% in 2001 and 4.5% in 2002, ending the recent trend of Michigan's unemployment rate being below the national average for seven consecutive years. The State's forecast assumes moderate inflation accompanied by steady interest rates. Higher energy prices or lower productivity could spur higher inflation and adversely affect these projections.



         The principal revenue sources for the State's General Fund are revenues from sales, personal income, single business, and excise taxes (approximately 55% of total General Fund revenues) and federal and non-tax revenues (approximately 45% of total revenues). Under the State Constitution, expenditures from the General Fund are not permitted to exceed available revenues. The principal expenditures from the General Fund are directed towards education, public protection, mental and public health, and social services. Improvements in the Michigan economy have resulted in increased revenue collections, which, together with restraint on the expenditure side of the budget, have produced General Fund surpluses of $12.7 million in fiscal 1997, $350.4 million in fiscal 1998 and $219 million in fiscal 1999. Fiscal year 2000 expenditures have not yet been finalized. General Fund general purpose revenues from all available sources are projected to be $9,852.6 million and $9,833.7 million in fiscal years 2000 and 2001, respectively, while General Fund expenditures are projected to be $9,607.6 million and $9,741.3 million in fiscal 2000 and 2001, respectively.



         The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the ratio of the 1978-79 fiscal year revenues to total calendar 1977 State personal income. If any fiscal year's revenues exceed the revenue limitation of 1% or more, the entire amount of the excess must be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than 1% may be transferred to the State's Budget Stabilization Fund. The unreserved balance of this Budget Stabilization Fund on September 30, 2000, was estimated to be $1,264.4 million.



          Property tax and school finance reform measures enacted in 1993 substantially cut local school property taxes and raised additional state revenues to replace most of the property tax cut. A constitutional amendment, approved by the voters in March 1994, increased the state sales and use tax from 4 % to 6%, limits the ability of local school districts to levy taxes and limits assessment increases for each parcel of property to the lesser of 5 % or the rate of inflation. When property is subsequently sold, its taxable value will revert to the current assessment level of 50 % of true cash value. Companion legislation increased the cigarette tax from $0.25 to $0.75 per pack, imposed a state real estate transfer tax and a 6-mill state property tax, and cut the state's income tax rate from 4.6% to 4.4% (this tax rate has been subsequently lowered to 4.2%). These new state revenues are included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future. Since 1994, Michigan has financed the principal portion of the costs of local public school operations as a State budget item, and has shifted the responsibility for financing such costs away from local school units.



         The State of Michigan is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect Michigan's programs or finances. These lawsuits involve programs generally in the areas of corrections, tax collection, commerce and budgetary reductions to school districts and governmental units and court funding. Relief sought includes damages in tort cases generally, alleviation of prison overcrowding, improvement of prison medical and mental health care and refund claims under state taxes. The ultimate disposition and consequences of all of these proceedings are not presently determinable, but such ultimate dispositions and consequences of any single proceeding or all legal proceedings collectively should not themselves, except as described below, have a material adverse effect on the Michigan's General Fund balance.



         On November 24, 1999, the Michigan Court of Claims in Jefferson Smurfit Corporation v State of Michigan ruled that the site-based capital acquisition deduction in Michigan's single business tax act is unconstitutional. According to the Michigan Department of Treasury, the potential financial impact of this decision is uncertain. The State of Michigan has appealed the decision to the Michigan Court of Appeals. In 1994, several state circuit and probate courts filed suit in the Court of Claims and in the Michigan Circuit Court against the State of Michigan and certain county governmental bodies (10th Judicial Circuit, et al. v State of Michigan, et al.), for declaratory and injunctive relief, and for damages due to the alleged failure of the State Court Administrative Office to properly calculate the counties' reimbursement under the Michigan's court funding statute. The plaintiffs assert that the amount in controversy exceeds $5 million. The case is currently pending final class certification.



         On November 15, 2000, more than 365 Michigan school districts and individuals filed two suits in the Michigan Court of Appeals. The first suit, (Durant, et al. v. State, et al.) asserts that the current school aid appropriation act violates Article 9, Sections 25 to 34 of the Michigan Constitution (the "Headlee

Amendment") because it allegedly transfers per-pupil revenue guaranteed to school districts under the a different provision of the Michigan Constitution for unrestricted school operating purposes. The plaintiffs are seeking monetary damages of approximately $1.7 billion for the 1999-2000 through 2002-2003 school years for the State's alleged underfunding of special education programs and services, including special education transportation services, a declaratory judgment that the current school aid appropriation act violates Article 9,
Section 11 and Article 9, Section 29 of the Michigan Constitution and an orders declaring that the State has failed to meet its constitutional duty to fund services and activities provided by the plaintiff school districts during school years 1999-00 through 2002-03 in the same proportion by which they were funded when the Headlee Amendment became effective, and that the State has reduced the State financed proportion of necessary costs incurred by the plaintiff school districts for special education services for the 1999-00 through 2002-03 school years below that provided by the State when the Headlee Amendment became effective. Finally, the plaintiffs also seek an injunction permanently enjoining the State from making any future reductions below the levels of funding provided when the Headlee Amendment became effective to pay for the cost of the activities and services required of them by State law.



         Although revenue obligations of the State or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that further economic difficulties will not adversely affect the market value of municipal obligations held in the portfolio of the Michigan Series or the ability of the respective obligors to make required payments on such obligations.


SPECIAL RISK FACTORS APPLICABLE TO THE FLORIDA TAX-FREE MONEY FUND

         "Florida tax-exempt securities" refer to tax-exempt securities issued by the state of Florida and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers, the value of which is exempt from the Florida intangible personal property tax, and which pay interest that is, in the opinion of bond counsel to the issuer, excluded from gross income for federal income tax purposes. Because the Florida Tax-Free Money Fund will invest primarily in Florida tax-exempt securities, its investment performance is especially dependent on Florida's prevailing economic conditions. The Florida Tax-Free Money Fund may invest in Florida tax-exempt securities only if rated at the time of purchase within the two highest grades assigned by any two NRSROs (or by any one NRSRO if the obligation is rated by only that NRSRO).

         In 1980, Florida ranked seventh in population among the fifty states, having a population of 9.7 million people. The state has grown dramatically since 1980 and, as of April 1, 1998, Florida ranked fourth in the nation, with an estimated population of 15 million. The service and trade sectors constitute Florida's largest employment sectors, with services currently accounting for 36% and trade accounting for 25.5% of the state's of total non-farm employment. Florida's manufacturing jobs exist in the high-tech and high value-added sectors, such as electrical and electronic equipment, as well as printing and publishing. Since 1992, Florida's non-farm jobs have increased 24.6% while U.S. non-farm jobs increased 15.9%. From 1995 to 1997, Florida's unemployment rate was below the nation's average. In 1998, Florida's unemployment rate was 4.5%, while the nation's was also 4.5%.

         South Florida, because of its location and involvement with foreign trade, tourism and investment capital, is particularly susceptible to international trade and currency imbalances and economic dislocations in Central and South America. The central and northern portions of the state are affected by problems in the agricultural sector, particularly in the citrus and sugar industries. Short-term adverse economic conditions may be experienced by the central and northern section of Florida, and in the state as a whole, due to crop failures, severe weather conditions or other agriculture-related problems. In addition, the state economy has historically been somewhat dependent on the tourism and construction industries and is therefore sensitive to trends in those sectors.

         The State operates under an annual budget. Under the State Constitution and applicable statutes, the budget as a whole and each separate fund within the State budget must be kept in balance from currently available revenues during each State fiscal year (July 1 through June 30). Moneys are expended pursuant to appropriations acts. In fiscal year 1998-99, an estimated 67% of total direct revenues were derived from State taxes and fees. Federal funds and other special revenues accounted for the remaining revenues. The largest single source of tax receipts in Florida is the 6% sales and use tax and the second largest source of tax receipts (including those distributed to local governments) is the tax on motor fuels. Other tax receipt sources include an alcoholic beverage tax (an excise tax), a corporate income tax, a documentary stamp tax, a gross receipts tax, intangible personal property tax and an estate tax. The Florida lottery produced sales of $2.11 billion, of which $802.9 million was used for education, in fiscal 1998-99. Estimated revenues of $18,592.1 million for fiscal 1999-2000 represent an increase of 4% over revenues for fiscal 1998-99. Estimated revenues for fiscal 1999-2000 of $18,555.2 million represent an increase of 4.6% over fiscal 1999-2000.

         Pursuant to a constitutional amendment which was ratified by the voters on November 8, 1994, the rate of growth in state revenues in a given fiscal year is limited to no more than the average annual growth rate in Florida personal income over the previous five years. Revenues collected in excess of the limitation are to be deposited into the Budget Stabilization Fund unless 2/3 of the members of both houses of the Legislature vote to raise the limit. The revenue limit is determined by multiplying the average annual growth rate in Florida personal income over the previous five years by the maximum amount of revenue permitted under the cap for the previous year. State revenues are defined as taxes, licenses, fees and charges for services imposed by the Legislature as well as revenue from the sale of lottery tickets. Included among the categories of revenues which are exempt from the proposed revenue limitation are revenues pledged to state bonds.

         Many factors, including national, economic, social and environmental policies and conditions, most of which are not within the control of the state or local government, could affect or adversely impact on Florida's financial condition.

                             INVESTMENT RESTRICTIONS

         The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding shares of a Fund.


ALL FUNDS (EXCEPT THE ROTATING INDEX FUND, THE DIVIDEND CAPTURE FUND, THE INTERNATIONAL EQUITY FUND, THE MID CORP AMERICA FUND, AND THE NEW ECONOMY FUND)


         Accordingly, the Trust will not, on behalf of a Fund:

         (1) Except for the Tax-Exempt Funds, invest more than 5% of the value of its total assets in the securities of any one issuer (this limitation does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or to repurchase agreements secured by such obligations).

         (2)      Purchase more than 10% of the voting securities of any issuer.

         (3) Invest 25% or more of the value of its total assets (i) in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities), and (ii) with respect to the Tax-Exempt Funds, in municipal obligations of one issuer or which are related in such a way that, in the opinion of Huntington, an economic, business or political development other than state-wide, national or international development) affecting one such municipal obligation would also affect others in a similar manner. Such concentration may occur as a result of changes in the market value of portfolio securities, but such concentration may not result from investment.

         (4) Loan more than 20% of the Funds' portfolio securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities.

         (5) For all Funds except the Florida Tax-Free Money Fund, invest more than 10% (15% in the case of the Government Income Fund) of the value of its total assets in illiquid securities including restricted securities, repurchase agreements of over seven days' duration and OTC options. The

                  Florida Tax-Free Money Fund will not invest more than 10% of the value of its net assets in such illiquid securities. The Money Market Fund will not include in this limitation commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.

         (6) Borrow in excess of 5% of its total assets (borrowings are permitted only as a temporary measure for extraordinary or emergency purposes) or pledge (mortgage) its assets as security for an indebtedness, except that each of the Michigan Tax-Free Fund, Intermediate Government Income Fund and Florida Tax-Free Money Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or defensive purposes and those borrowings may be secured by the pledge of not more than 15% (10% for the Florida Tax-Free Money Fund) of the current value of its total net assets (but investments may not be purchased by these Funds while any such borrowings are outstanding).

         (7) Invest more than 5% of its total assets in securities of any issuer which, together with any predecessor, has been in operation for less than three years.

         (8) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         (9) Purchase or sell commodities or commodities contracts, or interests in oil, gas, or other mineral exploration or development programs provided, however, that the Funds may invest in futures contracts for bona fide hedging transactions, as defined in the General Regulations under the Commodity Exchange Act, or for other transactions permitted to entities exempt from the definition of the term commodity pool operator, as long as, immediately after entering a futures contract no more than 5% of the fair market value of the Funds' assets would be committed to initial margins.

         (10) Purchase securities on margin or effect short sales (except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

         (11) Engage in the business of underwriting securities issued by others or purchase securities, other than time deposits and restricted securities (i.e., securities which cannot be sold without registration or an exemption from registration), subject to legal or contractual restrictions on disposition.

         (12) Make loans to any person or firm except as provided below; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than A by Moody's or S&P, or the equivalent, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into repurchase agreements. However, each of the Funds may lend its portfolio securities to brokers, dealers or other institutional investors deemed by Huntington, the Trust's manager, pursuant to criteria adopted by the Trustees, to be creditworthy if, as a result thereof, the aggregate value of all securities loaned does not exceed 20% (5% in the case of the Michigan Tax-Free
                  Fund) of the value of total assets and the loan is collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Such transactions will comply with all applicable laws and regulations.

         (13) Purchase from or sell portfolio securities to officers, Trustees or other "interested persons" (as defined in the 1940
                  Act) of the Funds, including its investment manager and its affiliates, except as permitted by the Investment Company Act of 1940 and exemptive Rules or Orders thereunder.

         (14)     Issue senior securities.

         (15) Purchase or retain the securities of any issuer if, to the Funds' knowledge, one or more of the officers, directors or Trustees of the Trust, the investment adviser or the administrator, individually own beneficially more than one-half of one percent of the securities of such issuer and together own beneficially more than 5% of such securities.

         (16) Purchase the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition and except as permitted pursuant to Section 12(d)(1) of the Investment Company Act of 1940.

         All percentage limitations on investments will apply at the time of the making of an investment and should not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


THE ROTATING INDEX FUND, THE DIVIDEND CAPTURE FUND, THE INTERNATIONAL EQUITY FUND, THE MID CORP AMERICA FUND, AND THE NEW ECONOMY FUND:


         (1) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         (2) May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         (3) May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         (4) May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         (5) May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         (6) May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


         The fundamental limitations of the Rotating Index Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, and the New Economy Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's nonfundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

         1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

         Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.


THE FOLLOWING INVESTMENT LIMITATIONS OF THE ROTATING INDEX FUND, THE DIVIDEND CAPTURE FUND, THE INTERNATIONAL EQUITY FUND, THE MID CORP AMERICA FUND, AND THE NEW ECONOMY FUND ARE NON-FUNDAMENTAL POLICIES. THE FUNDS MAY NOT:


         (1)      Invest in companies for the purpose of exercising control.

         (2) Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.


         (3) Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.


         (4) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

         (5) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

         (6) Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

         (7) Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or the Adviser or Sub-Advisers of the Trust owns beneficially more than 1/2 or 1% of the shares or securities or such issuer and all such officers, trustees, partners and directors owning more than 1/2 or 1% of such shares or securities together own more than 5% of such shares or securities.

         (8) Invest in interest in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

PORTFOLIO TURNOVER

         The portfolio turnover rate of a Fund is defined by the Securities and Exchange Commission as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Under that definition, the Money Market Funds will have no portfolio turnover. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

         For the fiscal years ended December 31, 2000 and 1999, the portfolio turnover rates for each of the following Funds were as follows:


FUND                                                                                    2000             1999
----                                                                                    ----             ----
Growth Fund....................................................................          24%              10%

Income Equity Fund.............................................................          41%              20%

Mortgage Securities Fund.......................................................           9%              20%

Ohio Tax-Free Fund.............................................................           1%              11%

Michigan Tax-Free Fund.........................................................           0%               6%

Fixed Income Securities Fund...................................................          28%              44%

Intermediate Government Income Fund............................................          24%              14%

Short/Intermediate Fixed Income Securities Fund................................          29%              92%



          Portfolio turnover for the Income Equity Fund increased in 1999 in order to reduce unrealized gains and losses. Sale proceeds were generally used to increase current yield and dividend growth. Portfolio turnover for the Short/Intermediate Fixed Income Securities Fund was higher in 1999 than in 1998 due to an unusually high supply of new longer term issues designed to avoid offerings too close to the year 2000. The resulting high spread in corporate issues warranted the sale of existing positions for longer positions to increase the average life of the portfolio. Portfolio turnover for the Michigan Tax-Free Fund was reduced in 1999 versus 1998 as a result of a decrease in the rate of cash flowing into the Fund, as well as in the number of maturing securities in the portfolio. Decreased cash and generally rising interest rates dictated a more passive strategy. Increased portfolio turnover necessarily results in higher costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities, and may result in the acceleration of capital gains.



The portfolio turnover for the following Funds is estimated as follows:



Rotating Index Fund                 100%
Dividend Capture Fund               300%
International Equity Fund           300%
Mid Corp America Fund                25%
New Economy Fund                     40%


                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

         The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business in accordance with the laws of the state of Massachusetts. There are currently four Trustees of the Trust, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. Trustees and officers of the Trust and their principal occupations during the past five years are as set forth below.

                                                 POSITION(S)
                                                 HELD WITH                PRINCIPAL OCCUPATION(S)
NAME, AGE AND ADDRESS                            THE TRUST                DURING PAST FIVE YEARS
---------------------                            ---------                ----------------------
David S. Schoedinger                             Trustee                  Chairman of the Board, Schoedinger Funeral
229 East State Street                                                     Service; President, Schoedinger Financial
Columbus, Ohio                                                            Services, Inc.; Past President, Board of
Birth date:  November 27, 1942                                            Directors of National Selected Morticians
                                                                          (1992-1993) (national trade association for
                                                                          morticians).

John M. Shary                                    Trustee and Chairman     Retired; Formerly: Member, Business Advisory
3097 Walden Ravine                               of the Board             Board, DPEC-Data Processing Education Corp.
Columbus, Ohio  43321                                                     (1993-1996); Member, Business Advisory
Birth date:  November 28, 1930                                            Board, Hublink, Inc. (1993-1997)(database
                                                                          integration software); Member, Business
                                                                          Advisory Board, Miratel Corporation
                                                                          (1993-1995)(research & development firm for
                                                                          CADCAM); Member, Board of Directors, Applied
                                                                          Information Technology Research Center
                                                                          (1987-1990); Member, Board of Directors, AIT
                                                                          (1987-1990); Chief Financial Officer of OCLC
                                                                          Online Computer Library Center, Inc.
                                                                          (1978-1993).

Thomas J. Westerfield                            Trustee                  Of Counsel, Cors & Bassett (law firm) since
7724 Westwind                                                             1993.
Cincinnati, OH  45242
Birth date:  April 19, 1955

William R. Wise                                  Trustee                  Retired; Formerly, Corporate Director of
613 Valley Forge Court                                                    Financial Services and Treasurer, Children's
Westerville, Ohio                                                         Hospital, Columbus, Ohio; Associate
Birth date:  October 20, 1931                                             Executive Director and Treasurer, Children's
                                                                          Hospital, Columbus, Ohio (1985-1989).

James R. Foggo                                   President and Chief      Vice President and Assistant Secretary of
One Freedom Valley Road                          Executive Officer        SEI since 1998. Associate, Paul Weiss,
Oaks, Pennsylvania  19456                                                 Rifkind, Wharton & Garrison (1998).
Birth date: June 30, 1964                                                 Associate, Baker & McKenzie (1995-1998).
                                                                          Associate, Battle Fowler L.L.P. (1993-1995).

John Leven                                       Treasurer and Chief      Director of Funds Accounting of SEI
One Freedom Valley Road                          Financial Officer        Investments Mutual Funds Services since
Oaks, Pennsylvania  19456                                                 March 1999; Division Controller, First Data
Birth date:  January 2, 1957                                              Corp. from 1998 to 1999; Corporate
                                                                          Controller, FPS Services, a mutual fund
                                                                          servicing company, from 1993 to 1998.

                                                 POSITION(S)
                                                 HELD WITH                PRINCIPAL OCCUPATION(S)
NAME, AGE AND ADDRESS                            THE TRUST                DURING PAST FIVE YEARS
---------------------                            ---------                ----------------------
Todd Cipperman                                   Vice President and       General Counsel of SEI Investments since
One Freedom Valley Road                          Assistant Secretary      2000; Vice President and Assistant Secretary
Oaks, Pennsylvania  19456                                                 of SEI Investments since 1995; Associate
Birth date:  February 14, 1966                                            attorney with Dewey Ballantine (1994-1995);
                                                                          Associate attorney with Winston & Strawn
                                                                          (1991-1994).

Lydia A. Gavalis                                 Vice President and       Vice President and Assistant Secretary of
One Freedom Valley Road                          Assistant Secretary      SEI Investments Distribution Co. since 1998;
Oaks, Pennsylvania  19456                                                 Assistant General Counsel and Director of
Birth date:  June 5, 1964                                                 Arbitration, Philadelphia Stock Exchange
                                                                          from 1989-1998.

Timothy D. Barto                                 Vice President and       Vice President and Assistant Secretary of
One Freedom Valley Road                          Assistant Secretary      SEI Investments since 1999; Associate at
Oaks, Pennsylvania  19456                                                 Dechert, Price & Rhoads from 1997-1999;
Birth date:  March 28, 1968                                               Associate at Richter, Miller & Finn from
                                                                          1994-1997.

Christine M. McCullough                          Vice President and       Vice President and Assistant Secretary of
One Freedom Valley Road                          Assistant Secretary      SEI Investments since 1999; Associate at
Oaks, Pennsylvania  19456                                                 White and Williams from 1991-1999.
Birth date:  December 5, 1960

William E. Zitelli, Jr.                          Vice President and       Vice President and Assistant Secretary of
One Freedom Valley Road                          Assistant Secretary      SEI Investments since August 2000; Vice
Oaks, Pennsylvania  19456                                                 President, Merrill Lynch & Co, Asset
Birth date:  June 14, 1968                                                Management Group from 1998 - 2000; Associate
                                                                          at Pepper Hamilton LLP from 1997 - 1998;
                                                                          Associate at Reboul, MacMurray Hewitt,
                                                                          Maynard & Kristol from 1994 - 1997.

TRUSTEE COMPENSATION

         During the fiscal year ended December 31, 2000, the Trustees received the following compensation from the Trust and total compensation from all investment companies advised by Huntington:


                                                      COMPENSATION         COMPENSATION FROM THE
                                                        FROM THE          HUNTINGTON FUNDS AND THE
NAME AND POSITION                                   HUNTINGTON FUNDS        HUNTINGTON VA FUNDS
-----------------                                   ----------------        -------------------
David S. Schoedinger, Trustee                            $14,500                  $17,000

John M. Shary, Trustee and Chairman                      $18,500                  $21,000

William R. Wise, Trustee                                 $14,500                  $17,000

Thomas J. Westerfield, Trustee*                              N/A                      N/A

*Trustee of the Trust since January 24, 2001

         There are no pension or retirement plans or programs in effect for Trustees of the Trust. No officers of the Trust or of any other Fund receive compensation from the Trust or the Funds as officers or employees of the Trust of any such Fund.

         The Declaration of Trust of the Trust provides that the Trust will, to the fullest extent permitted by law, indemnify its Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

INVESTMENT ADVISER


         On May 12, 2001, The Huntington National Bank reorganized its investment advisory services and created Huntington Asset Advisors, Inc., a separate, wholly owned subsidiary of The Huntington National Bank. Huntington Asset Advisors, Inc. has replaced The Huntington National Bank as the investment advisor to the Huntington Funds. Following the reorganization, the management and investment advisory personnel of The Huntington National Bank that provided investment management services to Huntington Funds will continue to do so as the personnel of Huntington Asset Advisors, Inc. Additionally, Huntington Asset Advisors, Inc. ("Huntington") is wholly owned and otherwise fully controlled by The Huntington National Bank. As a result, this transaction is not an "assignment" of the investment advisory contract (and sub-advisory contract) for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote is not required.

         The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI") and is deemed to be controlled by HBI. With $28.6 billion in assets as of December 31, 2000, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.


         Under the investment advisory agreements between the Trust and Huntington (the "Investment Advisory Agreements"), Huntington, at its expense, furnishes a continuous investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940 Act. In addition, Huntington makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

         Each of the Funds pays advisory fees to Huntington based on a percentage of its average daily net assets as specified in the applicable Investment Advisory Agreement. During the fiscal years ended December 31, 2000, 1999 and 1998, Huntington collected the following fees:

FUND                                                    2000               1999               1998
----                                                    ----               ----               ----
Money Market Fund .............................      $2,611,248         $2,635,149         $2,150,113

Ohio Municipal Money Market Fund ..............      $  543,014(1)      $  514,825(1)      $  496,013(1)

U.S. Treasury Money Market Fund ...............      $  907,683         $  947,595         $1,089,675

Florida Tax-Free Money Fund ...................      $  138,405(2)      $   62,539(2)             N/A

Growth Fund ...................................      $1,860,489         $1,968,426         $1,849,965

Income Equity Fund ............................      $1,321,500         $1,453,087         $1,396,117

Mortgage Securities Fund ......................      $  142,924(3)      $  106,668(3)      $  114,558(3)

Ohio Tax-Free Fund ............................      $  256,014         $  304,895         $  333,488

FUND                                                    2000               1999               1998
----                                                    ----               ----               ----
Michigan Tax-Free Fund ........................      $  118,934(4)      $  136,459(4)      $  112,389(4)

Fixed Income Securities Fund ..................      $  780,087         $  789,064         $  817,205

Intermediate Government Income Fund ...........      $  419,751(5)      $  480,640(5)      $  393,323(5)

Short/Intermediate Fixed Income Securities Fund      $  577,816         $  592,825         $  645,558


Each of the following Funds pays advisory fees to Huntington based on a percentage of its average daily net assets as specified in the Investment Advisory Agreement. During the fiscal year ended December 31, 2001, Huntington expects to collect the following fees as a percentage of daily net assets:



Rotating Index Fund                         0.50%
Dividend Capture Fund                       0.75%
International Equity Fund                   1.00%
Small/Mid Cap Fund                          0.75%
New Economy Fund                            0.85%


(1) During the fiscal year ended December 31, 2000, gross advisory fees for the Ohio Municipal Money Market Fund were $577,347, of which $34,333 was voluntarily waived. During the fiscal year ended December 31, 1999, gross advisory fees for the Ohio Municipal Money Market Fund were $617,790, of which $102,965 was voluntarily waived. During the fiscal year ended December 31, 1998, gross advisory fees were $595,216, of which $99,203 was voluntarily waived.

(2) During the fiscal year ended December 31, 2000, gross advisory fees for the Florida Tax-Free Money Fund were $181,921, of which $43,516 was voluntarily waived. During the fiscal year ended December 31, 1999, gross advisory fees for the Florida Tax-Free Money Fund were $156,390, of which $93,851 was voluntarily waived. During the fiscal year ended 1999, Huntington paid $62,555 to Countrywide Investments, Inc. as sub-adviser to the Florida Tax-Free Money Fund.

(3) During the fiscal year ended December 31, 2000, gross advisory fees for the Mortgage Securities Fund were $164,047, of which $21,923 was voluntarily waived. During the fiscal year ended December 31, 1999, gross advisory fees for the Mortgage Securities Fund were $177,558, of which $70,890 was voluntarily waived. During the fiscal year ended December 31, 1998, gross advisory fees for the Mortgage Securities Fund were $190,930, of which $76,372 was voluntarily waived. During the fiscal year ended 1998, Huntington paid $18,194, respectively, to Piper Capital Management Incorporated ("Piper"), as sub-adviser to the Mortgage Securities Fund. The Sub-Investment Advisory Agreement between Huntington and Piper was automatically terminated under the Investment Company Act of 1940 upon the acquisition of Piper's parent company, Piper Jaffray Companies Inc., by U.S. Bancorp at the end of April, 1998.

(4) During the fiscal year ended December 31, 2000, gross advisory fees for the Michigan Tax-Free Fund were $125,182, of which $6,248 was voluntarily waived. During the fiscal year ended December 31, 1999, gross advisory fees for the Michigan Tax-Free Fund were $158,673, of which $22,214 was voluntarily waived. During the fiscal year ended December 31, 1998, following the reorganization of the FMB Michigan Tax-Free Bond Fund, gross advisory fees earned by Huntington for the Michigan Tax-Free Fund were $130,685, of which $18,296 was voluntarily waived. Prior to the reorganization, during the fiscal year ended December 31, 1998, First Michigan Bank earned gross advisory fees of $43,627, of which $11,391 was voluntarily waived.

(5) During the fiscal year ended December 31, 2000, gross advisory fees for the Intermediate Government Income Fund were $435,637, of which $15,886 was voluntarily waived. During the fiscal year ended December 31, 1999, gross advisory fees for the Intermediate Government Income Fund were $533,347, of which $52,707 was voluntarily waived. During the fiscal year ended December 31, 1998, following the reorganization of the FMB

Intermediate Government Income Fund, gross advisory fees earned by Huntington for the Intermediate Government Income Fund were $437,025, of which $43,702 was voluntarily waived. Prior to the reorganization, during the fiscal year ended December 31, 1998, First Michigan Bank earned gross advisory fees of $138,474, none of which was waived.


         Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.


         The Investment Advisory Agreements provide that Huntington shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of Huntington.

         The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days' written notice, or by Huntington on 90 days' written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Agreements also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

         From time to time, the Adviser may use a portion of its investment advisory fee to pay for certain administrative services provided by financial institutions on Investment A Shares or Investment B Shares of the Funds.

         Because of the internal controls maintained by Huntington to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of Huntington's or its affiliates' lending relationships with an issuer.

SUB-ADVISER

         Effective May 1, 2001, the Florida Tax-Free Money Market Fund no longer has a sub-adviser. Prior to May 1, 2000, the sub-adviser for the Florida Tax-Free Money Fund was Countrywide Investments, Inc. ("Countrywide"), an indirect subsidiary of The Western and Southern Life Insurance Company. As of May 1, 2000, Countrywide reorganized part of its investment advisory operations into its affiliate, Fort Washington Investment Advisors, Inc. ("Fort Washington"). From May 1, 2000 to April 30, 2001, Fort Washington, whose address is 420 E. Fourth Street, Cincinnati, Ohio 45202, served as sub-adviser to the Florida Tax-Free Money Fund.


         The Adviser and Federated Global Investment Management Corp. ("FGIM") have entered into a sub-advisory agreement which relates to the International Equity Fund. Under its sub-advisory agreement, FGIM is entitled to a fee according to the schedule listed below which accrues daily and will be paid monthly on or before the last business day of the next succeeding calendar month. This fee is paid by the Adviser, and FGIM receives no fees directly from the International Equity Fund.

           NAME OF SERIES                                     ASSETS               ANNUAL SUBADVISORY FEE
           --------------                                     ------               ----------------------
HUNTINGTON INTERNATIONAL EQUITY FUND                     FIRST $100 MILLION           0.65% OF AVERAGE
                                                                                      DAILY NET ASSETS

                                                          NEXT $50 MILLION            0.50% OF AVERAGE
                                                                                      DAILY NET ASSETS

                                                          OVER $150 MILLION           0.35% OF AVERAGE
                                                                                      DAILY NET ASSETS

         For the fiscal year ended 2000, Huntington paid sub-advisory fees of $32,313 and $68,415 to Countrywide and Fort Washington, respectively. For the fiscal year ended 1999, Huntington paid Countrywide Investments, Inc. as sub-adviser to the Florida Tax-Free Money Fund $62,555.

         During the fiscal year ended 1998, Huntington paid $18,194, to Piper Capital Management Incorporated ("Piper"), as sub-adviser to the Mortgage Securities Fund. The Sub-Investment Advisory Agreement between Huntington and Piper was automatically terminated under the Investment Company Act of 1940 upon the acquisition of Piper's parent company, Piper Jaffray Companies Inc., by U.S. Bancorp at the end of April, 1998.


PORTFOLIO TRANSACTIONS

         Huntington may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to Huntington and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by Huntington. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment adviser on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Huntington to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of Huntington in the interest of achieving the most favorable net results for the Trust.

As part of its regular banking operations, Huntington may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Huntington. The lending relationship will not be a factor in the selection of securities for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         Huntington places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, Huntington, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Huntington receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Huntington and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to Huntington is not reduced because Huntington and its affiliates receive such services.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, Huntington may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. Huntington's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

         In the fiscal years ended December 31, 2000, 1999 and 1998, the Funds named below paid the following brokerage commissions:

FUND                                        2000            1999          1998
----                                        ----            ----          ----
Growth Fund..........................     $150,366        $193,889      $154,528

Income Equity Fund...................     $247,120        $ 78,969      $ 58,920

         Brokerage commissions for the Growth Fund increased in 1999 versus 1998 as a result of increased sales to raise cash to meet redemptions. For the Income Equity Fund, brokerage commissions increased in 1999 versus 1998 primarily as a result of increased portfolio turnover in order to reduce unrealized gains and losses.

         As of December 31, 2000, certain Funds held the securities of the Trust's regular brokers or dealers or of their parents as follows:

FUND                                                              HOLDINGS (000)
----                                                              --------------
Money Market Fund                                                    $102,586

Ohio Municipal Money Market Fund                                           --

U.S. Treasury Money Market Fund                                      $236,873

Intermediate Government Income Fund                                  $  1,106

Mortgage Securities                                                  $  2,801

Fixed Income Securities                                              $  3,021

Short/Intermediate Fixed Income Securities Fund                      $  3,975

CODE OF ETHICS

         Each of the Trust, the Adviser, [AND THE SUB IA?] and the Distributor maintain Codes of Ethics which permit their personnel to invest in securities for their own accounts. As of the date of this SAI, copies of these Codes of Ethics have been filed with the Securities and Exchange Commission as exhibits to the Trust's Registration Statement.


ADMINISTRATOR

         Huntington is the administrator of the Trust. Pursuant to its Administration Agreement, Huntington provides the Trust with administrative services, regulatory reporting, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and such other services as the Trustees may, from time to time, reasonably request and Huntington shall, from time to time, reasonably determine to be necessary to perform its obligations under the Administration Agreement. In addition, Huntington provides fund accounting and related portfolio accounting services under the Administration Agreement. For its administrative services, Huntington receives an annual fee, computed daily and paid monthly, of 0.11% of each Fund's average daily net assets. For its fund accounting services, Huntington receives an annual fee, computed daily and paid monthly, of 0.03% of each Fund's average daily net assets.

         The Administration Agreement became effective on December 20, 1999, and will continue in effect for a period of five years, and thereafter will continue for successive one-year periods, unless terminated by either party on not less than 60 days' prior written notice. Under certain circumstances, the Administration Agreement may be terminated on 45 days' prior written notice or immediately by the Trust without prior notice. The Administration Agreement provides that Huntington shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the disregard by Huntington of its obligations and duties thereunder.

         From January 12, 1998 to December 20, 1999, Huntington served as administrator of the Trust pursuant to an Administration Agreement dated January 12, 1998. Prior to January 12, 1998, the Trust had retained SEI Fund Resources, an affiliate of SEI Administrative as its administrator since January 11, 1996.

         For the fiscal years ended December 31, 2000, 1999 and 1998, the Funds paid the following fees pursuant to the applicable administration agreement with Huntington or SEI Administrative, as the case may be:

FUND                                                    2000            1999            1998
----                                                    ----            ----            ----
Money Market Fund .............................      $1,315,915      $1,341,946      $  835,791

Ohio Municipal Money Market Fund ..............      $  269,355      $  288,242      $  218,246

U.S. Treasury Money Market Fund ...............      $  635,072      $  663,337      $  599,321

Florida Tax-Free Money Fund ...................      $   71,356      $   43,795             N/A

Growth Fund ...................................      $  436,425      $  461,809      $  339,160

Income Equity Fund ............................      $  310,001      $  340,847      $  255,632

Mortgage Securities Fund ......................      $   45,865      $   62,194      $   42,026

Ohio Tax-Free Fund ............................      $   71,713      $   85,391      $   73,368

Michigan Tax-Free Fund ........................      $   35,075      $   44,443      $   28,751(1)

Fixed Income Securities Fund ..................      $  218,453      $  220,957      $  179,786

Intermediate Government Income Fund ...........      $  121,981      $  149,502      $   96,143(2)

Short/Intermediate Fixed Income Securities Fund      $  160,578      $  164,874      $  142,023

(1) During the fiscal year ended December 31, 1998, for the period prior to the reorganization of the FMB Michigan Tax-Free Bond Fund, SEI earned administrative fees of $18,421.

(2) During the fiscal year ended December 31, 1998, for the period prior to the reorganization of the FMB Intermediate Government Income Fund, SEI earned administrative fees of $61,544.

SUB-ADMINISTRATOR

         Huntington has entered into a Sub-Administration Agreement with SEI Administrative pursuant to which SEI Administrative provides certain administrative and fund accounting services to the Trust. Under this Agreement, Huntington will pay to SEI Administrative a periodic fee at an annual rate of 0.08% of the average daily net assets of all Funds.

ADMINISTRATIVE SERVICES AGREEMENT

         The Trust has entered into an Administrative Services Agreement with Huntington pursuant to which Huntington will perform certain shareholder support services with respect to the Trust Shares and Investment A Shares of each of the Funds. Such shareholder support services may include, but are not limited to,
(i) establishing and maintaining shareholder accounts and records pertaining to such accounts; (ii) processing dividend and distribution payments from the Funds on behalf of shareholders; (iii) providing periodic shareholder account statements of holdings in each of the Funds and integrating such information with holdings maintained in other accounts serviced by Huntington; (iv) arranging for bank wires; (v) responding to shareholder inquiries regarding services performed; (vi) responding to shareholder inquiries regarding their investments; (vii) providing sub-accounting with respect to omnibus accounts held by Huntington through which shareholders are invested in the Funds and other sub-accounting requested by the Trust; (viii) where required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and other tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders; (x) assisting in processing changes in shareholder dividend options, account designations and addresses of record; (xi) processing shareholder participation in systematic investment and systematic withdrawal programs; and (xii) such other similar services as the Trust may reasonably request to the extent permitted under applicable laws.

         In consideration for such services, Huntington is paid a fee by the Funds at a maximum annual rate of up to 0.25% of the average daily net asset value of such Shares of each Fund. Huntington has contractually agreed to waive such fees to the rate of 0.10% of average daily net assets for each of the Funds through April 30, 2001.

         The Administrative Services Agreement became effective on November 1, 2000 and will continue in effect for a period of one year, and thereafter will continue for successive one-year periods, unless terminated by either party.


         EXPENSES



         The Trust's service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEI Investments Mutual Funds Services or SEI Investments Distribution Co., Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.


DISTRIBUTOR

         SEI Investments Distribution Co., whose address is One Freedom Valley Road, Oaks, Pennsylvania 19456, is the Distributor (principal underwriter) of the Funds. SEI Distribution is an affiliated person of SEI Administrative, the Trust's sub-administrator. Under a Distribution Agreement with SEI Distribution the Distributor sells and distributes shares of each of the Funds on a continuous basis, but is not obligated to sell any specific amount of shares of any Fund. Any front-end sales charges paid by an investor on the sale of Investment A Shares and any contingent deferred sales charges ("CDSCs") on the redemption of Investment B Shares are collected by the Distributor. The Distributor reallows up to 90% of front-end sales charges.

         The Distribution Agreement may be terminated at any time as to any Fund on not more than 60 days' notice by vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any such party or by the vote of a majority of the outstanding voting securities of the Fund.

DISTRIBUTION PLAN (12b-1 FEES)

         Consistent with Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan pursuant to which the Distributor receives fees from the Funds in connection with the sale and distribution of Investment A Shares and Investment B Shares and the provision of shareholder services to holders of such share classes. The Trust expects that the distribution efforts funded through the use of 12b-1 fees will increase assets and therefore reduce Fund expenses through economies of scale, and provide greater opportunities for diversified investments.

         In accordance with the Distribution Plan, the Distributor may enter into agreements with brokers and dealers relating to distribution and/or administrative services with respect to the Investment A Shares and/or Investment B Shares of the Funds. The Distributor may also enter into agreements with administrators (including financial institutions, fiduciaries, custodians for public funds, and investment advisers) to provide administrative services with respect to Investment A Shares and/or Investment B Shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of customer account cash balances; answering routine customer inquiries regarding Investment A Shares or Investment B Shares; assisting customers in changing dividend options, account designations, and addresses; and providing such other services as the Distributor may reasonably request in connection with investments in Investment A Shares or Investment B Shares. As of the date of this Statement of Additional Information, The Huntington Investment Company and Huntington have entered into agreements with the Distributor concerning the provision of administrative services to customers of The Huntington Group who purchase Investment A Shares or Investment B Shares of the Funds.

         Payments to the Distributor under the Distribution Plan are made regardless of expenses incurred by the Distributor in providing these services.

         For each of the Investment A Shares class and Investment B Shares class, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Investment A Shares or Investment B Shares (as applicable) of that Fund. The Distribution Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the fee payable thereunder for either Investment A Shares or Investment B Shares with respect to a Fund requires the approval of the holders of that Fund's Investment A Shares or Investment B Shares (as applicable). The Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to brokers, dealers and administrators pursuant to any agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

         The Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of all the Trustees, cast in person at a meeting called for such purpose. For so long as the Distribution Plan remains in effect, the selection and nomination of those Trustees who are not interested persons of the Trust (as defined in the 1940
Act) shall be committed to the discretion of such independent persons.

         For the fiscal years ended December 31, 2000, 1999 and 1998, the Funds named below paid the following fees pursuant to the Distribution Plan for Investment A Shares (formerly, Investment Shares):

         FUND                                                            2000              1999            1998
         ----                                                            ----              ----            ----
         Money Market Fund.................................            $716,219*         $305,102        $224,044*
         Ohio Municipal Money Market Fund..................            $212,243*         $123,058        $113,892*
         U.S. Treasury Money Market Fund...................            $ 78,028*         $ 44,491        $ 58,019*
         Florida Tax-Free Money Fund.......................            $ 47,919*         $  5,117             N/A
         Growth Fund.......................................            $ 40,166          $ 41,480        $ 33,059
         Income Equity Fund................................            $  3,999          $  4,688        $  1,456
         Mortgage Securities Fund..........................            $  2,074*         $  2,648        $  2,715*
         Ohio Tax-Free Fund................................            $  2,944          $  3,647        $  3,816
         Michigan Tax-Free Fund............................            $ 15,916          $ 21,604        $ 23,613**
         Fixed Income Securities Fund......................            $  3,091          $  3,616        $  3,976
         Intermediate Government Income Fund...............            $  4,578          $  5,953        $  8,210**

* For the fiscal year ended December 31, 2000, gross distribution fees for the Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund, Florida Tax-Free Money Fund and Mortgage Securities Fund, respectively, were $883,373, $272,417, $98,764, $57,414, and $2,860, of which $167,154,
$59,976, $20,736, $9,495, and $786 were voluntarily waived. For the fiscal year ended December 31, 1999, gross distribution fees for the Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund, Florida Tax-Free Money Fund and Mortgage Securities Fund, respectively, were $762,756, $307,646, $111,050, $12,861, and $5,297, of which $457,654, $184,588, $66,559, $7,744 and
$2,649 were voluntarily waived. For the fiscal year ended December 31, 1998, gross distribution fees for the Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund and Mortgage Securities Fund, respectively, were $555,111, $284,729, $145,047 and $5,430, of which $333,065,
$170,837, $87,028 and $2,715 were voluntarily waived.

** Includes distribution fees paid to SEI as distributor of the FMB Funds prior to the reorganization with the Huntington Funds. For the fiscal year ended December 31, 1998, gross distribution fees for the Michigan Tax-Free Fund and Intermediate Government Income Fund were, respectively, $26,013 and $9,046, of which $2,400 and $836 were voluntarily waived.

         No information on distribution fees is provided for Investment B Shares, as that share class had not yet been offered as of December 31, 1999.

CUSTODIAN


         For each of the Funds, except the International Equity Fund, Huntington acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, Huntington is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the Funds. In addition, Huntington is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


         State Street Bank and Trust Company, whose address is Two Heritage Drive, Quincy, Massachusetts 02171, serves as the transfer agent and dividend disbursing agent for the Trust and as the custodian for the International Equity Fund.


INDEPENDENT AUDITORS

         KPMG LLP, whose address is Two Nationwide Plaza, Columbus, Ohio 43215, serves as the independent auditors for the Trust.


         LEGAL COUNSEL



         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to the Trust and will pass upon the legality of the Shares offered hereby.



PRINCIPAL HOLDERS OF SECURITIES


         Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of shares of any Fund. Huntington Asset Advisors, Inc. is a wholly owned subsidiary of The Huntington National Bank. The Huntington National Bank, a national banking association, is an indirect wholly-owned subsidiary of Huntington Bancshares Incorporated, a bank holding company organized under the laws of Ohio. By virtue of Huntington Asset Advisors, Inc. affiliation with The Huntington National Bank, Huntington Asset Advisors, Inc. may be deemed to control the Funds.



         As of April 20, 2001, the Trustees and officers as a group owned less than 1% of the shares of the Trust.

                         5% OR MORE OWNERS AS OF APRIL 20, 2001



                        MONEY MARKET FUND - TRUST SHARES


   Name and Address                            Percentage of Ownership of Record


Huntington Trust Company NA                                99.22%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101



                       MONEY MARKET FUND - CLASS A SHARES


   Name and Address                            Percentage of Ownership of Record


Huntington Trust Company                                   52.60%
Private Banking Acct - Sweep Acct
Ohio
41 South High St., HC1116
Attn:  Monitor Funds Shr. Srv. Dept.
Columbus, OH  43215

NFSC FBO                                                   36.31%
Our Customers
Attn:  Mike McLaughlin 4NY
P.O. Box 3752
Church Street Station
New York, NY  10008-3752


                       MONEY MARKET FUND - CLASS B SHARES


   Name and Address                            Percentage of Ownership of Record


SEI Investments                                            87.61%
Seed Account
One Freedom Valley
Oaks, PA  19456

Michelle Fabrizi Cust.                                      8.38%
8761 Prospect Road
Strongsville, Ohio  44149-1206

                 OHIO MUNICIPAL MONEY MARKET FUND - TRUST SHARES


   Name and Address                            Percentage of Ownership of Record


Huntington Trust Company NA                               99.73%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101



                OHIO MUNICIPAL MONEY MARKET FUND - CLASS A SHARES


   Name and Address                            Percentage of Ownership of Record


NFSC FBO                                                  11.94%
Our Customers
Attn:  Mike McLaughlin 4NY
P.O. Box 3752
Church Street Station
New York, NY  10008-3752

Huntington Trust Company                                  79.62%
Private Banking Acct - Sweep Acct
Ohio
41 South High St., HC1116
Attn:  Monitor Funds Shr. Srv. Dept.
Columbus, OH  43215




                   FLORIDA TAX-FREE MONEY FUND - TRUST SHARES


   Name and Address                            Percentage of Ownership of Record


Huntington Trust Company NA                               100%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101



                  FLORIDA TAX-FREE MONEY FUND - CLASS A SHARES


   Name and Address                            Percentage of Ownership of Record


Huntington Trust Company                                  99.81%
Private Banking Acct - Sweep Acct
Ohio
41 South High St., HC1116
Attn:  Monitor Funds Shr. Srv. Dept.
Columbus, OH  43215

                 U.S. TREASURY MONEY MARKET FUND - TRUST SHARES


   Name and Address                            Percentage of Ownership of Record


Huntington Trust Company NA                               99.82%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101



                U.S. TREASURY MONEY MARKET FUND - CLASS A SHARES


   Name and Address                            Percentage of Ownership of Record


Huntington Trust Company                                  82.63%
Private Banking Acct - Sweep Acct
Ohio
41 South High St., HC1116
Attn:  Monitor Funds Shr. Srv. Dept.
Columbus, OH  43215



                           GROWTH FUND - TRUST SHARES


   Name and Address                            Percentage of Ownership of Record


Huntington Trust Company NA                               98.61%
Attn:  Tony Farrell HC1024
41 South High Street
Columbus, OH  43215-6101

                        INCOME EQUITY FUND - TRUST SHARES


   Name and Address                            Percentage of Ownership of Record


Huntington Trust Company NA                               28.36%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101

Huntington Trust Company NA                               69.23%
Attn:  Tony Farrell HC1024
41 South High Street
Columbus, OH  43215-6101


                       INCOME EQUITY FUND - CLASS A SHARES


   Name and Address                            Percentage of Ownership of Record


Deborah R. Govenor &                                       7.44%
Paul J. Bartels JTWROS
4170 Evansdale Rd.
Columbus, OH  43214-2908

Teresa M. Disbrow  Family Trust                           10.98%
1129 Briarmeadow Dr.
Columbus, OH  43235-1607

John B. Payne                                             5.17%
Donaldeen A. Payne
884 Pipestone Dr.
Columbus, OH  43235-1752

                       INCOME EQUITY FUND - CLASS B SHARES


   Name and Address                            Percentage of Ownership of Record


Larry C. Hall                                               6.45%
5272 Quincy Drive
Columbus, Ohio  43232

Reva B. Dunn                                               11.36%
4056 40th Street
Nitro, WV  25143-1341

FBO James P. Gensman                                       44.45%
2020 E. Harbor Rd
Port Clinton, Ohio  43452

FBO Melchor F. Vidal                                       16.22%
221 Whispering Woods
Charleston, WV  25304

FBO Greg Ames                                               6.46%
7196 Girdle Rd.
W. Farmington, Ohio  44491

FBO James I. Taylor                                         6.36%
623 Summit St.
Kenton, Ohio  43326


                     MORTGAGE SECURITIES FUND - TRUST SHARES


   Name and Address                            Percentage of Ownership of Record


Huntington Trust Company NA                                98.53%
Attn:  Lisa Collins
41 South High Street - HC1024
Columbus, OH  43215-6101



                    MORTGAGE SECURITIES FUND - CLASS A SHARES


   Name and Address                            Percentage of Ownership of Record


Betty F. Sheridan                                           6.86%
Charles H. Sheridan JT WROS
985 Kenoma E
Venice, FL  34292-1961

James L. Hock TTEE                                          5.60%
Wilma L. Hock Trust
U/A 9/15/94
148 Hanover Ct.
Delaware, OH  43015-3308



                        OHIO TAX-FREE FUND - TRUST SHARES


   Name and Address                            Percentage of Ownership of Record


Huntington Trust Company NA                                91.89%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101

                       OHIO TAX-FREE FUND - CLASS A SHARES


   Name and Address                            Percentage of Ownership of Record


Evelyn V. Culberson Living Trust                            8.17%
41 S. High Street
Columbus, OH  43287

Ursula E. M. Umberg                                        15.63%
William J. Umberg Jt. WROS
3267 Pickbury Drive
Cincinnati, OH  45211-6802

Kleinweber Trust                                            5.95%
1229 Bonnieview Ave.
Lakewood, OH  44107-2330

John W. Warbritton                                         13.01%
Arlene J. Warbritton Jt. WROS
1149 East College Avenue
Westerville, OH  43081-2519

Michael M. Machowsky Jr.                                    8.33%
Mary Ann Machowsky
327 Colony Rd.
Rossford, OH  43460-1038



                      MICHIGAN TAX-FREE FUND - TRUST SHARES


   Name and Address                            Percentage of Ownership of Record


Huntington Trust Company NA                                99.05%
Attn:  Tony Farrell HC1024
41 South High Street
Columbus, OH  43215-6101

                     MICHIGAN TAX-FREE FUND - CLASS A SHARES


   Name and Address                            Percentage of Ownership of Record


Bruce H. Coleman TTEE                                       5.27%
Arlene J. Coleman TTEE
Coleman Living Trust U/A/D 12/23/93
3824 Algansee Dr. NE
Grand Rapids, MI  49525-2003

Welland W. Sprague                                          7.75%
430 Lyons
Porttland, MI  48875-1059



                   FIXED INCOME SECURITIES FUND - TRUST SHARES


   Name and Address                            Percentage of Ownership of Record


Huntington Trust Company NA                                31.65%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101

Huntington Trust Company NA                                66.52%
Attn:  Marcus Hopkins HC1024
41 South High Street
Columbus, OH  43215-6101



                  FIXED INCOME SECURITIES FUND - CLASS A SHARES


   Name and Address                            Percentage of Ownership of Record


Lillian Vinson Richardson                                   7.20%
232 Brookhaven Dr. N.
Gahanna, OH  43230-2704

Lillian V. Richardson                                       7.13%
232 Brookhaven Dr. N.
Gahanna, OH  43230-2704

Julia E. Greenwood                                          5.72%
Thurber Towers, Apt. 903
645 Neil Avenue
Columbus, OH  43215-1619

State Street Bank & Trust Co.                              12.21%
The IRA for
William J. Umberg
3267 Pickbury Drive
Cincinnati, OH  45211-6802

Fifth Third Bank TR                                         8.35%
Agt Cinti Inst Fine Arts
01-0-0891630
P. O. Box 630074
Cincinnati, OH  45263-0001

Stephen Chi Keung Lau                                       5.23%
Susana Wai Kam Lau Yan
6739 Kensington Way
Worthington, OH  43085-7200



                  FIXED INCOME SECURITIES FUND - CLASS B SHARES


   Name and Address                            Percentage of Ownership of Record


SEI Investments                                             9.03%
Seed Account
One Freedom Valley
Oaks, PA  19456

FBO Samuel J. Dunn                                         37.22%
4056 40th Street
Nitro, WV  25143

FBO Harold Challenger                                      37.29%
4795 Bunkerhill Rd.
Williamsburg, MI  49690

FBO Gary L. Rasmussen                                       7.41%
412 Alice Street
Port Clinton, Ohio 43452

FBO Susan E. Rasmussen                                      7.41%
412 Alice Street
Port Clinton, Ohio  43452



               INTERMEDIATE GOVERNMENT INCOME FUND - TRUST SHARES


   Name and Address                            Percentage of Ownership of Record


Huntington Trust Company NA                                27.98%
Attn:  Tony Farrell HC1024
41 South High Street
Columbus, OH  43215-6101

Huntington Trust Company NA                                72.02%
Attn:  Marcus Hopkins HC1024
41 South High Street
Columbus, OH  43215-6101



              INTERMEDIATE GOVERNMENT INCOME FUND - CLASS A SHARES


   Name and Address                            Percentage of Ownership of Record


S B Davis Company                                           9.07%
Profit Sharing Trust
P.O. Box 141476
Grand Rapids, MI  49514-1476

         SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND - TRUST SHARES


   Name and Address                            Percentage of Ownership of Record


Huntington Trust Company NA                               32.68%
Attn:  Robert Toborg
41 South High Street - HC1024
Columbus, OH  43215-6101

Huntington Trust Company NA                               66.67%
Attn:  Tony Farrell HC1024
41 South High Street
Columbus, OH  43215-6101

                               SHAREHOLDER RIGHTS


         The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest, representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established three classes of shares, known as Investment A Shares, Investment B Shares and Trust Shares, in the Money Market Fund, the Ohio Municipal Money Market Fund, the U.S. Treasury Money Market Fund, Florida Tax-Free Money Fund, the Growth Fund, the Income Equity Fund, the Rotating Index Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, the Mortgage Securities Fund, the Ohio Tax-Free Fund, the Michigan Tax-Free Fund, the Fixed Income Securities Fund, the Intermediate Government Income Fund and the Short/Intermediate Fixed Income Securities Fund. Investment A Shares of the Short/Intermediate Fixed Income Securities Fund are not presently being offered to the public. Only the Money Market Fund, the Growth Fund, the Income Equity Fund and the Fixed Income Securities Fund presently offer Investment B Shares.


         Investment A Shares, Investment B Shares and Trust Shares of a Fund are fully transferable. Each class is entitled to dividends from the respective class assets of the Fund as declared by the Trustees, and if the Trust (or a Fund) were liquidated, the shareholders of each class would receive the net assets of the Fund attributable to each respective class.

         All shareholders are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional share held. Shareholders of the Trust will vote in the aggregate and not by Fund or class except (i) as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class, or (ii) only holders of Investment A Shares and/or Investment B Shares will be entitled to vote on matters submitted to shareholder vote with respect to the Rule 12b-1 Plan applicable to such class or classes.

         The rights of shareholders cannot be modified without a majority vote.

         The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of shares representing 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         Under Massachusetts law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

         Shareholder inquiries regarding Investment A Shares should be directed to The Huntington Investment Company, 41 South High Street, Columbus, Ohio 43287.

         Shareholder inquiries regarding Investment B Shares should be directed to The Huntington Investment Company, 41 South High Street, Columbus, Ohio 43287.

         Shareholder inquiries regarding Trust Shares should be directed to Huntington, 41 South High Street, Columbus, Ohio 43215, Attn: Investor Services.


         ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS

         Investment A Shares and Investment B Shares of each of the Funds may be purchased, exchanged or redeemed by contacting the Trust, The Huntington Investment Company or a Huntington Personal Banker.

         Trust Shares may be purchased only through fiduciary, advisory, agency and other similar accounts maintained by or on behalf of Huntington or its affiliates or correspondent banks. Individuals who receive Trust Shares as a result of a trust distribution or similar transaction or by operation of law, will be permitted to retain such shares, but may not purchase additional Trust Shares, except by means of the reinvestment of dividends or distributions. Exchanges of Trust Shares, if permitted by the account agreement, as well as redemptions of Trust Shares, are made by contacting the Trust.

         Telephone purchase, exchange or redemption requests may be recorded and will be binding upon an investor. Use of the telephone for exchanges or redemptions involves the possible risk of loss, since anyone providing the required information may be able to use the service without the shareholder's permission. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

         In times of extreme economic or market conditions, shareholders may have difficulty making redemptions or exchanges by telephone. If a shareholder cannot make contact by telephone, redemption or exchange requests should be made in writing and sent by overnight mail to the Trust.

         In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. In such cases, the signature must be guaranteed by:

         - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the FDIC;
         - a member of the New York, American, Midwest, or Pacific Stock Exchanges;
         - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
         - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Trust does not accept signatures guaranteed by a notary public. In the future, the Trust may elect to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust reserves the right to amend these standards at any time without notice.

OTHER PURCHASE INFORMATION

         Purchases of all classes of shares are made at net asset value, plus (for Investment A Shares only) any applicable sales charge. All purchases are subject to minimum purchase requirements, but these requirements may be waived by the Distributor. Payment for Investment A Shares or Investment B Shares may not be by third party check, and any checks drawn from a bank located outside the U.S. will result in a delay in processing until the check has cleared.

         If at any time the right to purchase shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional shares and have dividends reinvested.

         Payment in Kind. In addition to payment by check, shares of a Fund may be purchased by customers of Huntington in exchange for securities held by an investor which are acceptable to that Fund. Investors interested in exchanging securities must first telephone Huntington at (800) 253-0412 for instructions regarding submission of a written description of the securities the investor wishes to exchange. Within five business days of the receipt of the written description, Huntington will advise the investor by telephone whether the securities to be exchanged are acceptable to the Fund whose shares the investor desires to purchase and will instruct the investor regarding delivery of the securities. There is no charge for this review. Securities which have been accepted by a Fund must be delivered within five days following acceptance.



         Securities accepted by a Fund are valued in the manner and on the days described in the section entitled "Determination of Net Asset Value" as of 4:00 p.m. (Eastern Time).


         The value of the securities to be exchanged and of the shares of the Fund may be higher or lower on the day Fund shares are offered than on the date of receipt by Huntington of the written description of the securities to be exchanged. The basis of the exchange of such securities for shares of the Fund will depend on the value of the securities and the net asset value of Fund shares next determined following acceptance on the day Fund shares are offered. Securities to be exchanged must be accompanied by a transmittal form which is available from Huntington.


         A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange depending upon the cost basis of the securities tendered. All interest, dividends, subscription or other rights with respect to accepted securities which go "ex" (the interval between the announcement and the payments of the next dividend or right) after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the issuer. Further, the investor must represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.


         Sales Charge Reductions (Investment A Shares). Sales charges applicable in purchases of Investment A Shares may be reduced for certain investors or groups of investors who make larger investments. Investors wishing to take advantage of these reductions should call the Trust.

         Accumulated Purchases. If an existing shareholder already owns Investment A Shares on which he or she paid a sales charge, the sales charge or any additional purchases will be reduced if the total amount of the purchases would make the investor eligible for a sales charge reduction.

         For example, a shareholder who purchased $150,000 worth of Investment A Shares in a Fund, the sales charge on an additional $150,000 purchase in that Fund would be the charge applicable to a $300,000 investment.

         Letter of Intent. An investor who signs a letter of intent to purchase within a 13-month period at least $100,000 worth of Investment A Shares in any Equity or Income Fund will be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the amount of the sales charge discount will be held in escrow by the Trust.


         For example, an investor who signs a letter of intent to purchase $100,000 in Investment A Shares of an Equity Fund will only pay a 5.75% sales charge on all purchases made during the period which total at least $100,000 and will deposit 1.00% (the amount of the discount) in escrow.


         The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum initial investment of at least $25,000.

         A Letter of Intent will not obligate the investor to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

         Reinstatement Privilege. Every shareholder has a one-time right, within 30 days of redeeming Investment A Shares, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. The investor must notify the Trust in writing of the reinvestment by the shareholder in order to eliminate a sales charge.

If the shareholder redeems Investment A Shares and utilizes the reinstatement privilege, there may be tax consequences.

         Concurrent Purchases. For purposes of qualifying for a sales charge reduction, an investor may combine concurrent purchases of Investment A Shares in two or more Equity or Income Funds. For example, if an investor concurrently purchases Investment A Shares in one Fund totaling $30,000 and Investment A Shares in another Fund totaling $70,000, the sales charge will be reduced for each investment as if $100,000 had been invested in each Fund.

         To receive this sales charge reduction, the applicable Huntington Group member must be notified in writing by the shareholder at the time the concurrent purchases are made.

OTHER EXCHANGE INFORMATION

         Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a signature guarantee.

         Unless otherwise specified in writing, the existing registration and reinvestment options relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

         Exchanges will not be available for shares purchased by check until the check has cleared.

OTHER REDEMPTION INFORMATION

         Redemptions of all classes of shares are made at net asset value, less (for Investment B Shares only) any applicable CDSC. If you make exchanges of your Investment B Shares among the Funds, the holding period for purposes of determining the applicable CDSC will be determined based on the purchase date of your original shares.


         If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a signature guarantee) to the Trust, c/o The Huntington National Bank, 41 South High Street (HC 1116), Columbus Ohio 43287, Attention: Investor Services.


         Proceeds from the redemption of shares purchased by check will not be available until the check has cleared.

         Shareholders of the Money Market Funds who write checks to redeem Investment A Shares may be subject to certain checking account fees. Checks written on these accounts may be negotiated through the shareholder's local bank and should not be sent to the issuing bank in order to redeem Investment A Shares. Canceled checks are sent to the shareholder each month.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value is calculated as of the close of the New York Stock Exchange every Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and (iv) other civil holidays, such as Veterans' Day and Martin Luther King Day, when the Federal Reserve Banks or the financial markets are closed.

         For valuing securities in calculating net asset value, the Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable net asset value per share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and each of the Money Market Funds' investment objective, to stabilize the net asset value per share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of each Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share based on available market quotations. In addition, if Huntington becomes aware that any Second Tier Security or Unrated Security held by a Fund has received a rating from any NRSRO below the NRSRO's two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require Huntington to dispose of such security unless
(i) the sale would cause the deviation between the Fund's amortized cost and market-determined values per share to exceed 0.40 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event a Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires each Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

         Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

         A summary of those definitions follows:

         "NRSRO" is any nationally recognized statistical rating organization as that term is used in the Securities Exchange Act of 1934, that is not an affiliated person of the issuer, guarantor or provider of credit support for the instrument. While the Appendix to the Statement of Additional Information identifies each NRSRO, examples include Standard & Poor's Ratings Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investors Service, Inc.

         "REQUISITE NRSROS" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt obligations of an issuer at the time the fund acquired the security, that NRSRO.

         "ELIGIBLE SECURITIES" are defined as (i) Rated Securities with a remaining maturity of 397 or less days and which have received rating in one of the two highest rating categories; (ii) Unrated Securities that are of comparable equality, provided that an Unrated Security is not an Eligible Security if the security has received a long-term rating from any NRSRO that is not within the NRSRO's three highest long-term rating categories, unless the security has received a long-term rating from an NRSRO in one of the three highest rating categories, and provided that certain asset backed securities shall not be Eligible Securities unless they have received a rating from an NRSRO; and (iii)a security that is subject to a Demand Feature or Guarantee whether the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee.

         "RATED SECURITIES" include (i) securities that have received a short-term rating from an NRSRO, or have been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security, or (ii) securities that are subject to a Guarantee that has received a short-term rating from an NRSRO, or a Guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and a security with the Guarantee. In either case, a security is not a Rated Security if it is subject to an external credit support agreement that was no in effect when the security was assigned its rating, unless the security has received a short-term rating reflecting the existence of the credit support or the credit support itself has received a short-term rating.

         "UNRATED SECURITIES" are any securities that are not Rated Securities.

         "DEMAND FEATURE" is (i) a feature permitting the holder of a security to sell the security at an exercise price equal to the approximate amortized cost of the security plus accrued interest, if any, at the time of exercise, provided that such feature must be exercisable either at any time on no more than 30 calendar days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 calendar days' notice; or (ii) a feature permitting the holder of certain asset backed securities unconditionally to receive principal and interest within 397 calendar days of making demand.

         "GUARANTEE" is an unconditional obligation of a person other than the issuer of the security to undertake to pay, upon presentment by the holder of the Guarantee (if required), the principal amount of the underlying security plus accrued interest when due or upon default, or, in the case of an Unconditional Demand Feature, an obligation that entitles the holder to receive upon exercise the approximate amortized cost of the underlying security or securities, plus accrued interest, if any. A Guarantee includes a letter of credit, financial guaranty (bond) insurance, and an Unconditional Demand Feature (other than an Unconditional Demand Feature provided by the issuer of the security).

         "UNCONDITIONAL DEMAND FEATURE" means a Demand Feature that by its terms would be readily exercisable in the event of a default in payment of principal or interest on the underlying security or securities.

         "FIRST TIER SECURITY" means any (i) Rated Security which has received the highest short-term rating by the Requisite NRSROs for debt obligations, (ii) any Unrated Security that is of comparable quality, (iii) any security issued by a registered investment company that is a money market fund, or (iv) certain government securities.

         "SECOND TIER SECURITY" means any Eligible Security that is not a First Tier Security.

         Each of the Funds relies on one or more pricing services authorized by the Board of Trustees ("Authorized Pricing Services") to value its securities in calculating net asset value. Each of the Equity Funds values its securities in calculating net asset value as follows. Securities traded on a national securities exchange or quoted on the

NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by an Authorized Pricing Service. For the Income Funds, securities traded on a national securities exchange or in the over-the-counter market are valued at their last-reported sale price or, if there is no reported sale, at a bid price estimated by an Authorized Pricing Service. For other debt securities, including zero-coupon securities, and foreign securities, an Authorized Pricing Service will be used.

         U.S. government securities held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices as furnished by an Authorized Pricing Service.

         Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

         For securities which cannot be priced by an Authorized Pricing Service, the Board of Trustees has authorized the Trust's record keeper to seek a good faith fair value determination from a broker-dealer or other financial intermediary. In certain circumstances, in accordance with the Trust's Security Valuation Policy, the record keeper may seek a good faith fair value determination where an Authorized Pricing Service has provided a price. The Trust's Security Valuation Policy has also established a Pricing Committee which will price a security in the event that no price can be obtained from an Authorized Pricing Service, a broker-dealer or other financial intermediary.

         If any securities held by a Fund are restricted as to resale, their fair value is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

         The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

                                      TAXES

FEDERAL INCOME TAXATION

         It is intended that each Fund qualifies each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

         (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

         (b) distribute with respect to each taxable year at least 90% of the sum of its "investment company taxable income" (as that term is defined in the Code) and its tax-exempt interest income (less deductions attributable to that income) for such year, if any; and

         (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

         If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates, and all distributions from earnings and profits, including any distribution of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Funds could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the under-distributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

         Fund distributions. Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in a Fund.


         Due to certain of a Fund's hedging and other investment activities, the net investment income calculated for accounting purposes and distributed to shareholders may in certain circumstances exceed or be less than a Fund's net tax exempt and taxable income. If a Fund distributes amounts in excess of the Fund's "earnings and profits" (which provide a measure of a Fund's dividend paying capacity for tax purposes), such distributions to shareholders will be treated as a return of capital to the extent of a shareholder's' basis in his or her shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the relevant shares. However, because a Fund's expenses attributable to earning tax exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of a Fund's net tax exempt and taxable income may be considered paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion economically represents a return of the Fund's capital).

         Exempt-interest dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes (see below). If a Fund intends to pay only exempt-interest dividends, the Fund may be limited in its ability to engage in such taxable transactions as forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity bonds and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such bonds or who are "related persons" of such substantial users (within the meaning of Section 147(a) of the Code). Recipients of certain Social Security and Railroad Retirement benefits may have to take into account exempt-interest dividends from the Fund in determining the taxability of such benefits. Shareholders should consult their own tax adviser regarding the potential effect on them (if any) of any investment in the Fund. A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Fund's fiscal year end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year.

         Hedging transactions. Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, straddles, forward contracts, foreign currencies, foreign securities, or other similar transactions, will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of the Fund's income and distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

         Foreign currency-denominated securities and related hedging transactions. A Fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         Foreign Tax Credit. If more than 50% of a Fund's assets at year end consists of the stock or securities in foreign corporations, that Fund intends to qualify for and make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amount distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which shareholders may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. A Fund's investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

         Sale or redemption of shares. The sale, exchange or redemption of a Fund's shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of a Fund's shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of a Fund's shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         Backup Withholding. In general, a Fund is required to withhold 31% of the taxable dividends and other distributions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

         The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations generally are effective for payments made after December 31, 2000 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisers with specific reference to their own tax situation.

STATE TAXATION

         Florida. Florida does not impose an income tax on individuals. Thus, individual shareholders of the Florida Tax-Free Money Fund will not be subject to any Florida state or local income taxes on distributions received from the Florida Tax-Free Money Fund.


         Florida does impose a state income tax on the income of corporations, limited liability companies (that are subject to federal income taxation) and certain trusts (excluding probate and testamentary trusts), that is allocated or apportioned to Florida. For those types of shareholders, in determining income subject to Florida corporate income tax, Florida generally "piggy-backs" federal taxable income concepts, subject to adjustments that are applicable to all corporations and some adjustments that are applicable to certain classes of corporations. In regard to the Florida Tax-Free Money Fund, the most significant adjustment is for interest income from state and local bonds that is exempt from tax under Section 103 of the Code. Provided that the Florida Tax-Free Money Fund qualifies as a regulated investment company under the Code and complies with the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is exempt from tax under Section 103 of the Code, corporate shareholders of the Florida Tax-Free Money Fund may receive Section 103 interest income from Florida Tax-Free Money Fund distributions. While
Section 103 interest income is generally excluded from taxable income for federal income tax purposes, it is added back to taxable income for Florida corporate income tax purposes (only 40% of such income is added back for corporate taxpayers subject to Florida alternative minimum tax). Consequently, the portion of the Section 103 interest income (or 40% of that amount for corporate taxpayers subject to the Florida alternative minimum tax) allocated or apportioned to Florida of a corporate Florida Tax-Free Money Fund shareholder arising from Florida Tax-Free Money Fund distributions is subject to Florida corporate income taxes. Other distributions from the Florida Tax-Free Money Fund to corporate shareholders, to the extent allocated or apportioned to Florida, may also be subject to Florida income tax.

         Provided that on January 1 of a given year at least 90% of the net asset value of the portfolio of assets of the Florida Tax-Free Money Fund is comprised of notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, the U.S. Government and its agencies, Puerto Rico, Guam and the Virgin Islands, and other investments exempt from Florida intangible personal property tax, shares of the Florida Tax-Free Money Fund will not be subject to Florida intangible personal property taxes for that year. If the Florida Tax-Free Money Fund fails to meet this 90% test, then the entire value of the Florida Tax-Free Money Fund shares (except for that portion of the value attributable to U.S. government obligations) will be subject to the Florida intangible personal property tax.

         Shareholders of the Florida Tax-Free Money Fund should consult their tax advisers about other state and local tax consequences of their investments in the Florida Tax-Free Money Fund.

         Michigan. Provided that the Michigan Tax-Free Fund qualifies as a regulated investment company under the Code and complies with the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is exempt from tax under Section 103 of the Code, individual shareholders of the Michigan Tax-Free Fund residing in Michigan will not be subject to Michigan personal income tax or personal income taxes imposed by cities in Michigan, and corporate shareholders will not be subject to the Michigan single business tax, on distributions received from the Michigan Tax-Free Fund to the extent such distributions are attributable to interest on tax-exempt obligations of the State of Michigan or any municipality, political subdivision or governmental agency or instrumentality thereof or on obligations issued by the Governments of Puerto Rico, the Virgin Islands and Guam. Other distributions from the Michigan Tax-Free Fund, including those related to long-term and short-term capital gains, will generally not be exempt from the Michigan personal income tax or single business tax. Shareholders of the Michigan Tax-Free Fund should consult their tax advisers about other state and local tax consequences of their investments in the Michigan Tax-Free Fund.


         Ohio. Under current Ohio law, individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions with respect to shares of the Ohio Municipal Money Market Fund or the Ohio Tax-Free Fund ("Distributions") to the extent that such Distributions are properly attributable to interest on obligations of the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"). Corporations that are subject to the Ohio corporation franchise tax will not have to include Distributions in their tax base for purposes of calculating the Ohio corporation franchise on the net income basis to the extent that such Distributions either constitute exempt-interest dividends for federal income tax purposes or are properly attributable to interest on Ohio Obligations. However, shares of the Ohio Municipal Money Market Fund and the Ohio Tax Free Fund will be included in a corporation's tax base for purposes of calculating the Ohio corporation franchise tax on the net worth basis.



         Distributions that consist of interest on obligations of the United States or its territories or possessions or of any authority, commission, or instrumentality of the United States ("Territorial Obligations") the interest on which is exempt from state income taxes under the laws of the United States are exempt from the Ohio personal income tax, and municipal and school district income taxes in Ohio. In addition, net interest on Territorial Obligations is excluded from the net income base of the Ohio corporation franchise tax to the extent such interest is excluded from gross income for federal income tax purposes.


         Distributions properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from the Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

         The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio personal income tax or school district or municipal income taxes in Ohio. The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable the State to tax such entity, the Fund timely files the annual report required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner has waived this annual filing requirement for each tax year since 1990, the first tax year to which such requirement applied.

         This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund will each continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of each of the Funds consists of Ohio Obligations or similar obligations of other states or their subdivisions.

         Shareholders of the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund should consult their tax advisers about other state and local tax consequences of their investments in the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund.

                           DIVIDENDS AND DISTRIBUTIONS

MONEY MARKET FUNDS

         The net investment income of each class of shares of each Money Market Fund is determined as of 4:00 p.m. (Eastern Time) each Business Day. All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of net asset value. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional shares of the same class of the Fund at the net asset value per share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

         Net income of a class of shares of a Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and the class and amortized market premium. Amortized market discount is included in interest income. None of the Money Market Funds anticipates that it will normally realize any long-term capital gains with respect to its portfolio securities.

         Normally each class of shares of the Money Market Funds will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of a class or classes of shares of a Money Market Fund determined at any time is a negative amount, the net asset value per share of such class or classes will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of shares in each shareholder's account of the applicable class or classes, (2) offset each shareholder's pro rata portion of negative net income against the shareholder's accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the net asset value per share of the applicable class or classes at $1.00. The Trustees may endeavor to restore a Fund's net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

         Should a Money Market Fund incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

OTHER FUNDS

         Each of the Funds other than the Money Market Funds will declare and distribute dividends from net investment income of each class of shares, if any, and will distribute its net realized capital gains, with respect to each class of shares, if any, at least annually.

                             PERFORMANCE INFORMATION

         From time to time the Trust may advertise the performance of one or more of the Funds. All data is based on past performance and is not intended to indicate future results. Performance of Trust Shares, as compared to Investment A Shares or Investment B Shares, will normally be higher because Investment A Shares and Investment B Shares are subject to distribution (12b-1) fees.

         No performance information is provided for Investment B Shares as that class of shares was not yet being offered by the Funds as of December 31, 1999.

MONEY MARKET FUNDS

         Generally, the Money Market Funds will advertise seven-day yields and seven-day effective yields. In addition, the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund may also advertise tax-equivalent yields.

         The yield for each class of shares of a Money Market Fund is computed by determining the percentage net change, excluding capital changes and any income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a charge reflecting any deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 (or approximately 52 weeks).

         The effective yield for each class of shares of a Fund represents a compounding of the base period return by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following


                                                         365
                                                         ---
               Effective Yield = [(Base Period Return +1) 7 ] -1


formula:


         Tax-equivalent yield is computed by dividing the portion of a Fund's yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.

         Based on the seven-day period ended December 31, 2000 (the "base period"), the yield and effective yield of the Trust Shares of each of the Money Market Funds were as follows:

                  FUND-TRUST SHARES                               YIELD      EFFECTIVE YIELD
                  -----------------                               -----      ---------------
               Money Market Fund .............................    5.97%          6.15%
               Ohio Municipal Money Market Fund ..............    3.95%          4.02%
               U.S. Treasury Money Market Fund ...............    5.71%          5.87%
               Florida Tax-Free Money Fund ...................    3.94%          4.01%

         Based on the seven-day period ended December 31, 2000 (the "base period"), the yield and effective yield of the Investment A Shares of the Money Market Funds listed below were as follows:


                   FUND-INVESTMENT A SHARES                      YIELD       EFFECTIVE YIELD
                   ------------------------                      -----       ---------------
               Money Market Fund ............................    5.72%            5.88%

               Ohio Municipal Money Market Fund .............    3.70%            3.77%
               U.S. Treasury Money Market Fund ..............    5.45%            5.60%
               Florida Tax-Free Money Fund ..................    3.69%            3.75%

               MONEY MARKET B SHARES                             YIELD       EFFECTIVE YIELD
               ---------------------                             -----       ---------------
               Money Market B Shares.........................    5.07%            5.20%

         The tax-equivalent yield for Trust Shares of the Ohio Municipal Money Market Fund for the seven-day period ended December 31, 2000, was 7.47% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

         The tax-equivalent yield for Investment A Shares of the Ohio Municipal Money Market Fund for the seven-day period ended December 31, 2000, was 6.99% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

         The tax-equivalent yield for Trust Shares of the Florida Tax-Free Money Fund for the seven-day period ended December 31, 2000, was 6.52% (assuming a 39.6% federal income tax bracket).

         The tax-equivalent yield for Investment A Shares of the Florida Tax-Free Money Fund for the seven-day period ended December 31, 2000, was 6.11% (assuming a 39.6% federal income tax bracket).

OTHER FUNDS

         Generally, the Equity and Income Funds will advertise average annual total returns. In addition, the Ohio Tax-Free Fund and the Michigan Tax-Free Fund may advertise thirty-day tax-equivalent yields.

                                              ERV 1
                                              --- -
                     Average Annual Return = (   )n  - 1
                                               P

         In accordance with SEC guidelines, the average annual total return for each class of shares is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

         In accordance with SEC guidelines, the yield for each class of shares of an Equity or Income Fund is computed by dividing the net investment income per share earned during the period by the maximum offering price

                                          a - b
                                          -----
                            Yield  = 2[  (     +1 ) (6) +1]
                                            cd

per share on the last day of the period, according to the following formula:

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

         In accordance with SEC guidelines, the tax-equivalent yield for each class of the Equity and Income Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

         The average annual total returns for Investment A Shares and Investment B Shares of each of the following Funds (including the effect of the sales load) for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2000, were as follows:

                                         FISCAL YEAR      FIVE YEARS        TEN YEARS           INCEPTION
FUND                                     ENDED            ENDED             ENDED               THROUGH
INVESTMENT A SHARES                      12/31/2000       12/31/2000        12/31/2000          12/31/2000
-------------------                      ----------       ----------        ----------          ----------
Growth Fund.........................     -2.46%            15.48%           N/A                 13.23%

Income Equity Fund*.................     -4.56%             8.85%           10.89%               5.41%

Ohio Tax-Free Fund..................      2.62%             3.05%           N/A                  4.38%

Michigan Tax-Free Fund**............      2.18%             3.34%           N/A                  4.86%

Fixed Income Securities Fund........      4.10%             3.84%           N/A                  6.11%

Mortgage Securities Fund............      4.39%             5.20%           N/A                  5.33%

Intermediate Government
  Income Fund**.....................      5.45%             4.50%           N/A                  5.46%


----------
* Performance shown represents combined performance of the Trust Shares class from 7/3/89 to 5/14/97 (adjusted to reflect expenses associated with Investment A Shares) and the Investment A Shares class since its 5/14/97 inception.
**Performance shown includes the applicable predecessor FMB Fund.



                                         FISCAL YEAR      FIVE YEARS        TEN YEARS           INCEPTION
FUND                                     ENDED            ENDED             ENDED               THROUGH
INVESTMENT B SHARES+                     12/31/2000       12/31/2000        12/31/2000          12/31/2000
-------------------                      ----------       ----------        ----------          ----------
Growth Fund.........................     -2.61%            15.65%           N/A                  13.01%*

Income Equity Fund .................      4.83%             9.58%           11.39%                9.23%**

Fixed Income Securities Fund........      3.68%             3.69%           N/A                   5.74%***


*  Since 5/1/91
** Since 7/3/89
***Since 5/1/91


         + Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares includes the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.


         The average annual total returns for Trust Shares of each of the following Funds for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2000, were as follows:


                                       FISCAL YEAR         FIVE YEARS          TEN YEARS           INCEPTION
FUND                                   ENDED               ENDED               ENDED               THROUGH
TRUST SHARES                           12/31/2000          12/31/2000          12/31/2000          12/31/2000
------------                           ----------          ----------          ----------          ----------
Growth Fund.........................     3.74%              17.16%              15.35%               13.68%

Income Equity Fund..................     1.51%              10.43%              11.83%                9.64%

Ohio Tax-Free Fund..................     8.01%               4.32%               5.30%                5.50%

Michigan Tax-Free Fund*.............     7.53%               4.60%              N/A                   5.58%

Fixed Income Securities Fund........     9.56%               5.13%               7.02%                7.03%

Mortgage Securities Fund............     9.87%               6.48%              N/A                   6.14%

Intermediate Government
Income Fund*........................    11.03%               5.78%              N/A                   6.19%

Short/Intermediate
Fixed Income Securities Fund........     7.83%               5.30%               6.49%                6.71%

  ----------
* Performance shown includes the applicable predecessor FMB Fund.

         The tax-equivalent yield for the Investment A Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2000, was 6.96% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

         The tax-equivalent yield for Investment A Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2000, was 6.88% (assuming a 39.6% federal income tax bracket and a 4.4% Michigan income tax bracket).

         The tax-equivalent yield for the Trust Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2000, was 6.18% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

         The tax-equivalent yield for the Trust Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2000, was 6.13% (assuming a 39.6% federal income tax bracket and a 4.4% Michigan income tax bracket).

TAX-EQUIVALENCY TABLES

         The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in either Fund's portfolio generally remains free from federal regular income tax and is free from Ohio personal income taxes. The tables below provide tax-equivalent yields for selected tax-exempt yields. Some portion of either Fund's income may result in liability under the federal alternative minimum tax and may be subject to state and local taxes.

================================================================================
                        TAXABLE YIELD EQUIVALENT FOR 2000
                 COMBINED FEDERAL AND STATE OF OHIO INCOME TAXES

SINGLE RETURN

Federal Tax Rate:
                      15.00%     28.00%     28.00%     31.00%     31.00%      31.00%      36.00%      36.0%
                      39.60%
Combined Federal
and State Tax Rate:
                      18.79%     31.21%     31.74%     34.59%     35.10%      35.76%      40.42%      40.80%
                      44.13%
Taxable Income
Brackets*:            $0-        $26,251-   $40,001-   $63,551-   $80,001-    $100,001-   $132,601-   $200,001-Over
                      $26,250    $40,000    $63,550    $80,000    $100,000    $132,600    $200,000    $288,350
                      $288,350

---------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT YIELD                                        TAXABLE YIELD EQUIVALENT
---------------------------------------------------------------------------------------------------------------------
1.50%           1.85%      2.18%      2.20%      2.29%      2.31%       2.33%       2.52%       2.53%      2.68%
2.00%           2.46%      2.91%      2.93%      3.06%      3.08%       3.11%       3.36%       3.38%      3.58%
2.50%           3.08%      3.63%      3.66%      3.82%      3.85%       3.89%       4.20%       4.22%      4.47%
3.00%           3.69%      4.36%      4.40%      4.59%      4.62%       4.67%       5.03%       5.07%      5.37%
3.50%           4.31%      5.09%      5.13%      5.35%      5.39%       5.45%       5.87%       5.91%      6.26%
4.00%           4.93%      5.81%      5.86%      6.12%      6.16%       6.23%       6.71%       6.76%      7.16%
4.50%           5.54%      6.54%      6.59%      6.88%      6.93%       7.01%       7.55%       7.60%      8.05%
5.00%           6.16%      7.27%      7.33%      7.64%      7.70%       7.78%       8.39%       8.45%      8.95%
5.50%           6.77%      8.00%      8.06%      8.41%      8.47%       8.56%       9.23%       9.29%      9.84%
6.00%           7.39%      8.72%      8.79%      9.17%      9.25%       9.34%       10.07%      10.14%
                10.74%
======================================================================================================================

Note: The chart above is for illustrative purposes only. It is not an indicator of past or future performance.

*The income brackets applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because it is computed by reference to Federal adjusted gross income (AGI) with specifically-defined Ohio modifications and exemptions, and does not consider many of the deductions allowed from Federal AGI in computing Federal taxable income. No other state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. In 1999, due to the state having surplus revenue, a 3.627% across the board reduction in the Ohio income tax rates for 1999 only was effected pursuant to Ohio Revised Code sections 131.44 and 5747.02. It is not yet known whether a reduction in the Ohio income tax rates will occur in 2000. A reduction in Ohio income tax rates, such at the 1999 reduction, has the effect of reducing the after-tax advantage of Ohio tax-exempt securities relative to taxable securities. The income amount shown is income subject to federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 2000, taxpayers with AGI in excess of a threshold amount of approximately $128,950 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of AGI in excess of the threshold amount or (ii) 80% of the amount of such itemized deductions otherwise allocable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,800 (or fraction thereof) of AGI in the phase-out zone. For single taxpayers, the range of AGI comprising the phase-out zone for 2000 is estimated to be from $128,950 to $251,450 and for married taxpayers filling a joint return from $193,400 to $315,900. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation each year after 2000.

                        TAXABLE YIELD EQUIVALENT FOR 2000
           COMBINED FEDERAL AND STATE OF OHIO INCOME TAXES (continued)


JOINT RETURN

Federal Tax Rate:
                      15.00%     15.00%     28.00%     28.00%     28.00%      31.00%      36.00%      36.0%            39.60%
Combined Federal
and State Tax Rate:
                      18.79%     19.42%     31.74%     32.28%     32.97%      35.76%      40.42%      40.80%           44.13%
Taxable Income
Brackets*:            $0-        $40,001-   $43,851-   $80,001-   $100,001-   $105,951-   $161,451-   $200,001-Over
                      $40,000    $43,850    $80,000    $100,000   $105,950    $161,450    $200,000    $288,350
                      $288,350

--------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT YIELD                                        TAXABLE YIELD EQUIVALENT
--------------------------------------------------------------------------------------------------------------------
1.50%              1.85%     1.86%      2.20%      2.22%      2.24%       2.33%       2.52%       2.53%     2.68%
2.00%              2.46%     2.48%      2.93%      2.95%      2.98%       3.11%       3.36%       3.38%     3.58%
2.50%              3.08%     3.10%      3.66%      3.69%      3.73%       3.89%       4.20%       4.22%     4.47%
3.00%              3.69%     3.72%      4.40%      4.43%      4.48%       4.67%       5.03%       5.07%     5.37%
3.50%              4.31%     4.34%      5.13%      5.17%      5.22%       5.45%       5.87%       5.91%     6.26%
4.00%              4.93%     4.96%      5.86%      5.91%      5.97%       6.23%       6.71%       6.76%     7.16%
4.50%              5.54%     5.58%      6.59%      6.64%      6.71%       7.01%       7.55%       7.60%     8.05%
5.00%              6.16%     6.20%      7.33%      7.38%      7.46%       7.78%       8.39%       8.45%     8.95%
5.50%              6.77%     6.82%      8.06%      8.12%      8.21%       8.56%       9.23%       9.29%     9.84%
6.00%              7.39%     7.45%      8.79%      8.86%      8.95%       9.34%       10.07%      10.14%    10.74%
===================================================================================================================

Note: The chart above is for illustrative purposes only. It is not an indicator of past or future performance.

*The income brackets applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because it is computed by reference to Federal adjusted gross income (AGI) with specifically-defined Ohio modifications and exemptions, and does not consider many of the deductions allowed from Federal AGI in computing Federal taxable income. No other state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. In 1999, due to the state having surplus revenue, a 3.627% across the board reduction in the Ohio income tax rates for 1999 only was effected pursuant to Ohio Revised Code sections 131.44 and 5747.02. It is not yet known whether a reduction in the Ohio income tax rates will occur in 2000. A reduction in Ohio income tax rates, such at the 1999 reduction, has the effect of reducing the after-tax advantage of Ohio tax-exempt securities relative to taxable securities. The income amount shown is income subject to federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should consider the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. For 2000, taxpayers with AGI in excess of a threshold amount of approximately $128,950 are subject to an overall limitation on certain itemized deductions, requiring a reduction in such deductions equal to the lesser of (i) 3% of AGI in excess of the threshold amount or (ii) 80% of the amount of such itemized deductions otherwise allocable. The benefit of each personal exemption is phased out at the rate of two percentage points for each $2,800 (or fraction thereof) of AGI in the phase-out zone. For single taxpayers, the range of AGI comprising the phase-out zone for 2000 is estimated to be from $128,950 to $251,450 and for married taxpayers filling a joint return from $193,400 to $315,900. The Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be further adjusted for inflation each year after 2000.

                             MICHIGAN TAX-FREE FUND

         The Michigan Tax-Free Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax and is free from Michigan personal income taxes. Some portion of this Fund's income may result in liability under the federal alternative minimum tax and may be subject to state and local taxes. The table below provides tax-equivalent yields for selected tax-exempt yields.

================================================================================
                        TAXABLE YIELD EQUIVALENT FOR 2000
               COMBINED FEDERAL AND STATE OF MICHIGAN INCOME TAXES

Federal Tax Rate:
                         15.0%                 28.0%               31.0%             36.0%              39.6%

Combined Federal
and State Tax Rate:
                         19.3%                 32.3%               35.3%             40.3%              43.9%
Taxable Income
Brackets--
SINGLE RETURN:           $0-                   $25,751-            $62,451-          $130,251-          Over
                         $25,750               $62,450             $130,250          $283,150           $283,150

JOINT RETURN:            $0-                   $43,051-            $104,051-         $158,551-          Over
                         $43,050               $104,050            $158,550          $283,150           $283,150

-----------------------------------------------------------------------------------------------------------------
TAX-EXEMPT YIELD                                             TAXABLE YIELD EQUIVALENT
-----------------------------------------------------------------------------------------------------------------
1.50%.................1.86%                 2.22%               2.32%            2.51%              2.67%
2.00%.................2.48%                 2.95%               3.09%            3.35%              3.57%
2.50%.................3.10%                 3.69%               3.86%            4.19%              4.46%
3.00%.................3.72%                 4.43%               4.64%            5.03%              5.35%
3.50%.................4.34%                 5.17%               5.41%            5.86%              6.24%
4.00%.................4.96%                 5.91%               6.18%            6.70%              7.13%
4.50%.................5.58%                 6.65%               6.96%            7.54%              8.02%
5.00%.................6.20%                 7.39%               7.73%            8.38%              8.91%
5.50%.................6.82%                 8.12%               8.50%            9.21%              9.80%
6.00%.................7.44%                 8.86%               9.27%           10.05%             10.70%
=================================================================================================================

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. Furthermore, no adjustment was made to reflect available state tax deductions on federal returns.

                           FLORIDA TAX-FREE MONEY FUND

         The Florida Tax-Free Money Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax. Some portion of this Fund's income may result in liability under the federal alternative minimum tax. The table below provides tax-equivalent yields for selected tax-exempt yields.

================================================================================
                        TAXABLE YIELD EQUIVALENT FOR 2000
                   STATE OF FLORIDA--FEDERAL INCOME TAXES ONLY

Federal Tax Rates:
                              15.0%            28.0%            31.0%              36.0%            39.6%

Taxable Income Brackets--
SINGLE RETURN:                $0-              $25,751-         $62,451-           $130,251-        Over
                              $25,750          $62,450          $130,250           $283,150         $283,150

JOINT RETURN:                 $0-              $43,051-         $104,051-          $158,551-        Over
                              $43,050          $104,050         $158,550           $283,150         $283,150

-------------------------------------------------------------------------------------------------------------
TAX-EXEMPT YIELD                                           TAXABLE YIELD EQUIVALENT
-------------------------------------------------------------------------------------------------------------
1.50%....................1.76%            2.08%             2.17%               2.34%          2.48%
2.00%....................2.35%            2.78%             3.90%               3.13%          3.31%
2.50%....................2.94%            3.47%             3.62%               3.91%          4.14%
3.00%....................3.53%            4.17%             4.35%               4.69%          4.97%
3.50%....................4.12%            4.86%             5.07%               5.47%          5.79%
4.00%....................4.71%            5.56%             5.80%               6.25%          6.62%
4.50%....................5.29%            6.25%             6.52%               7.03%          7.45%
5.00%....................5.88%            6.94%             7.25%               7.81%          8.28%
5.50%....................6.47%            7.64%             7.97%               8.59%          9.11%
6.00%....................7.06%            8.33%             8.70%               9.38%          9.93%
=============================================================================================================

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

                              FINANCIAL STATEMENTS

         The audited financial statements of the Funds for the year ended December 31, 2000, and the report of KPMG LLP, independent auditors, will be incorporated herein by reference from the Trust's Annual Report to Shareholders for the year ended December 31, 2000, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.

                                    APPENDIX



          The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.



Long -Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)



Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):



         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.



         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.



         Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



          Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):



AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.



AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.



A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.



BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.



BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.



Description of the three highest long-term debt ratings by Fitch IBCA:



AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.



AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.



A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.



Short -Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)



Moody's description of its three highest short-term debt ratings:



Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:



         -    Leading market positions in well-established industries.



         -    High rates of return on funds employed.



         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.



         - Well-established access to a range of financial markets and assured sources of alternate liquidity.



Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.



S&P's description of its three highest short-term debt ratings:



A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.



A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.



A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.



Fitch IBCA's description of its three highest short-term debt ratings:



F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.



F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.



F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.



Short-Term Loan/Municipal Note Ratings



Moody's description of its two highest short-term loan/municipal note ratings:



MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.



Short-Term Debt Ratings



                  Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.



                  BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.



         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.



         The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.



         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.



TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.



TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.



TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.



TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

                            PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS

All Exhibits incorporated by reference relate to File Nos. 33-11905 and 811-5010 except as otherwise noted):

(a) Amended and Restated Declaration of Trust of the Registrant, including Amendments No. 1 and 2 thereto (previously filed as Exhibit 1 to Post-Effective Amendment No. 19 and incorporated herein by reference).

         (i) Amendment No. 3 to Amended and Restated Declaration of Trust (previously filed as Exhibit (a)(i) to Post-Effective Amendment No. 28 and incorporated herein by reference).

(b) By-Laws of the Registrant (previously filed as Exhibit 2 to Post-Effective Amendment No. 19 and incorporated herein by reference).

(c)      See Declaration of Trust and By-Laws.

(d) (i) Investment Advisory Agreement, dated September 15, 1998, between the Registrant and The Huntington National Bank, as successor to The Huntington Trust Company, N.A., relating to the Money Market Fund, Ohio Municipal Money Market Fund (formerly Tax-Free Money Market Fund) and Ohio Tax-Free Fund (previously filed as Exhibit 5(i) to Post-Effective Amendment No. 26 and incorporated by reference herein).

         (ii) Investment Advisory Agreement, dated April 25, 1989, between the Registrant and The Huntington National Bank, as successor to The Huntington Trust Company, N.A., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund (previously filed as Exhibit 5(ii) to Post-Effective Amendment No. 26 and incorporated by reference herein).

         (iii) Investment Advisory Agreement, dated April 24, 1992, between the Registrant and The Huntington National Bank, as successor to The Huntington Trust Company, N.A., relating to the Mortgage Securities Fund (previously filed as Exhibit 5(i) to Post-Effective Amendment No. 19 and incorporated herein by reference).

         (iv) Investment Advisory Agreement, dated September 5, 1997, between the Registrant and The Huntington National Bank relating to the Michigan Tax-Free Fund (previously filed as Exhibit 5(iii) to Post-Effective Amendment No. 23 and incorporated herein by reference).

         (v) Investment Advisory Agreement, dated November 21, 1997, between the Registrant and The Huntington National Bank relating to the Intermediate Government Income Fund (previously filed as Exhibit 5(iv) to Post-Effective Amendment No. 24 and incorporated herein by reference).

         (vi) Investment Advisory Agreement, dated December 1, 1998, as restated April 26, 2000 between the Registrant and The Huntington National Bank relating to the Florida Tax-Free Money Fund (previously filed as Exhibit (d)(vi) to Post-Effective Amendment No. 33 and incorporated herein by reference).

         (vii) Investment Advisory Agreement, dated March 1, 2001, between the Registrant and the Huntington National Bank is filed herewith.

         (viii) Sub-Advisory Agreement, dated April 26, 2000, between The Huntington National Bank and Fort Washington Investment Advisors, Inc. relating to the Florida Tax-Free Money Fund (previously filed as Exhibit (d)(vi)(1) to Post-Effective Amendment No. 33 and incorporated herein by reference).

         (ix) Sub-Advisory Agreement between The Huntington National Bank and Federated Global Investment Management Corp relating to the Huntington International Equity Fund dated February 28, 2001 is filed herewith.


(e) Distribution Agreement, dated January 11, 1996, between the Registrant and SEI Investments Distribution Co. (formerly SEI Financial Services Company) (previously filed as Exhibit 6 to Post-Effective Amendment No. 20 and incorporated herein by reference).

(f)      Not applicable.


(g) (i) Custodian Contract, dated January 27, 1993, between the Registrant and The Huntington National Bank, as successor to The Huntington Trust Company, N.A. (previously filed as Exhibit 8 to Post-Effective Amendment No. 19 and incorporated herein by reference).


                  (1) Amendment to Schedule A to Custodian Contract dated December 20, 1999 (previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 32 and incorporated herein by reference).


         (ii) Custodian Agreement, dated March 2, 2001 between the Registrant and State Street Bank and Trust Company is filed herewith.


(h) (i) Transfer Agency and Service Agreement, dated January 1, 1998, between the Registrant and State Street Bank and Trust Company (previously filed as Exhibit 9(i) to the Registration Statement on Form N-14, File No. 333-44511, and incorporated herein by reference).

                  (1) Amendment to Schedule A of Transfer Agency and Service Agreement (previously filed as Exhibit (h)(i)(1) to Post-Effective Amendment No. 28 and incorporated herein by reference).

         (ii) Administration Agreement, dated December 20, 1999, between the Registrant and Huntington National Bank (previously filed as Exhibit
         (h)(ii) to Post-Effective Amendment No. 32 and incorporated herein by reference).


                  (1) Amendment to Schedule A of Administration Agreement dated March 1, 2001 is filed herewith.

         (iii) Sub-Administration Agreement, dated January 12, 1998, between SEI Fund Resources and Huntington National Bank (previously filed as
         Exhibit 9(iii) to the Registration Statement on Form N-14, File No. 333-44511 and incorporated herein by reference).

                  (1) Amended Schedules A and B to the Sub-Administration Agreement dated April 25, 2001 are filed herewith.

         (iv) Administrative Services Agreement, dated November 1, 2000 between the Registrant and the Huntington National Bank is filed herewith.


(i)      Opinion of Ropes & Gray is filed herewith.

(j)      (1)      Consent of KPMG is filed herewith.
         (2)      Consent of Ropes & Gray is filed herewith.

(k)      Not applicable

(l) Initial Capital Understanding (previously filed as Exhibit 13 to Post-Effective Amendment No. 20 and incorporated herein by reference).

(m) Distribution and Shareholder Services Plan, as amended and restated April 26, 2000 (previously filed as Exhibit (m) to Post-Effective Amendment No. 33 and incorporated herein by reference).


                  (1) Amended and Restated Exhibit A to Distribution and Shareholder Services Plan dated March 1, 2001 is filed herewith.


(n) Multiple Class Plan as amended and restated April 26, 2000 (previously filed as Exhibit (o) to Post-Effective Amendment No. 33 and incorporated herein by reference).


                  (1) Amended Exhibit to Multiple Class Plan dated March 1, 2001 is filed herewith.


(p)      (i) Code of Ethics of The Huntington Funds (previously filed as Exhibit
         (p)(i) to Post-Effective Amendment No. 33 and incorporated herein by reference).

         (ii) Code of Ethics of The Huntington National Bank (previously filed as Exhibit (p)(ii) to Post-Effective Amendment No. 33 and incorporated herein by reference).

         (iii) Code of Ethics of SEI Investments Distribution Co. (previously filed as Exhibit (p)(iii) to Post-Effective Amendment No. 33 and incorporated herein by reference).


         (iv) Code of Ethics of Federated Global Investment Management Corp dated January 1, 2001 is filed herewith.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 25.   INDEMNIFICATION

         The response to this Item is incorporated by reference to Registrant's Amendment No. 1 to Form N-14 filed February 3, 1998.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER


         THE ADVISER. The Huntington National Bank ("Huntington") serves as investment adviser to the Registrant. Huntington is a wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI"). Huntington conducts a variety of trust activities. To the knowledge of Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage in business for HBI. Set forth below are the names and principal businesses of the directors and executive officers of Huntington.



NAME OF                                               PRINCIPAL BUSINESS(ES) DURING
OFFICERS AND DIRECTORS OF HUNTINGTON                  AT LEAST THE LAST TWO FISCAL YEARS
------------------------------------                  ----------------------------------

Friedrich K.M. Bohm, Director....................     Chairman, NBBJ East Limited Partnership

Douglas G. Borror, Director......................     President and Chief Executive Officer, Dominion Homes, Inc.

Richard A. Cheap.................................     Executive Vice President, General Counsel, Secretary and
                                                      Cashier, Huntington

Anne Creek, Treasurer............................     Treasurer, Huntington

Peter H. Edwards, Director.......................     Chairman, Edwards Companies

Douglas E. Fairbanks, Director...................     Retired; formerly Vice President, Ameritech

Ralph K. Frasier, Director.......................     Retired

Peter E. Geier, Director.........................     President and Chief Operating Officer, Huntington

Elaine H. Hairston, Director.....................     Retired; formerly Chancellor, Ohio Board of Regents

Edgar W. Ingram III, Director....................     President and Chief Executive Officer, White Castle Systems,
                                                      Inc.

Pete A. Klisares, Director.......................     President and Chief Operating Officer, Karrington, Inc.

Robert W. Rahal, Director........................     President and Chief Executive Officer, Team Rahal, Inc.

John B. Schultze, Director.......................     Chairman, President and Chief Executive Officer, The Lamson
                                                      & Sessions Co.

Ronald J. Seiffert, Director.....................     Vice Chairman, Huntington

J. Richard Sisson, Director......................     Senior Vice President and Provost, The Ohio State University

NAME OF                                               PRINCIPAL BUSINESS(ES) DURING
OFFICERS AND DIRECTORS OF HUNTINGTON                  AT LEAST THE LAST TWO FISCAL YEARS
------------------------------------                  ----------------------------------
Rodney Wasserstrom, Director.....................     President and Chief Executive Officer, The Wasserstrom
                                                      Company

William J. Williams, Director....................     Retired; formerly Chairman, Huntington

William S. Williams, Director....................     Retired and formerly Vice Chairman and Chief Executive
                                                      Officer, The W.W. Williams Co., Inc.

Frank Wobst, Director............................     Chairman, President and Chief Executive Officer, HBI

Helen K. Wright, Director........................     Retired

         THE SUBADVISERS.

         FORT WASHINGTON INVESTMENT ADVISORS, INC. ("Fort Washington "), a registered investment adviser, serves as subadviser to the Florida Tax-Free Money Fund. Fort Washington is an indirect wholly-owned subsidiary of The Western-Southern Life Insurance Company which provides life and health insurance, annuities, mutual funds, asset management, and related financial services. As a full service registered investment advisory firm, Fort Washington offers professional and comprehensive investment management services for foundations and endowments, corporate pension funds, insurance companies, mutual funds, colleges and universities, religious organizations and high net worth individuals.

The table below gives the name, address and principal occupation of each current director and principal officer of Fort Washington.

                                              POSITION WITH
NAME AND ADDRESS                             FORT WASHINGTON                   PRINCIPAL OCCUPATION
William J. Williams                       Chairman and Director                Chairman of the Board of the
400 Broadway                                                                   Western and Southern Life
Cincinnati, OH 45202                                                           Insurance Company

William Francis Ledwin                    President and Director               President and Director of
420 East Fourth Street                                                         Touchstone Advisors; Vice
Cincinnati, OH 45202                                                           President and Chief Investment
                                                                               Officer of Columbus Life
                                                                               Insurance Company; Senior Vice
                                                                               President and Chief Investment
                                                                               Officer of The Western and
                                                                               Southern Life Insurance Company

James Vance                               Vice President and Treasurer         Vice President and Treasurer
400 Broadway                                                                   of The Western and Southern Life
Cincinnati, OH 45202                                                           Insurance Company

In addition to serving as sub-adviser to the Fund, Fort Washington serves as the sub-adviser to several other investment companies which are not affiliated with the Trust, including Touchstone Series Trust.

FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP. ("FGIM "), a registered investment adviser, serves as subadviser to the Huntington International Equity Fund Fund. FGIM and its subsidiaries advise approximately 176 mutual funds and separate accounts which totaled approximately $139.5 billion in assets as of December 31, 2000.

The table below gives the name, address and principal occupation of each current director and principal officer of FGIM.

NAME AND ADDRESS                    POSITION WITH FGIM

William D. Dawson, III*             Director & Executive Vice President
J. Christopher Donahue*             Director
Thomas R. Donahue                   Director

Henry A. Frantzen*                  Director & Executive Vice President
J. Thomas Madden*                   Director & Executive Vice President

Stephen F. Auth*                    Senior Vice President
Joseph M. Balestrino*               Senior Vice President
David A. Briggs*                    Senior Vice President
Jonathan C. Conley*                 Senior Vice President
Deborah A. Cunningham*
Michael P. Donnelly*                Senior Vice President
Linda A. Duessel*                   Senior Vice President
Mark E. Durbiano*                   Senior Vice President
James E. Grefenstette*              Senior Vice President
Jeffrey A. Kozemchak*               Senior Vice President
Sandra L. McInerney*                Senior Vice President
Susan M. Nason*                     Senior Vice President
Mary Jo Ochson*                     Senior Vice President
Robert J. Ostrowski*                Senior Vice President
Bernard A. Picchi*                  Senior Vice President
Peter Vutz*                         Senior Vice President
Alexandre de Bethmann*              Vice President
G. Andrew Bonnewell*                Secretary

Thomas R. Donahue*                  Treasurer

*The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser:

         SEI Investments Distribution Co. ("SEI") is the Distributor of the Registrant's shares. SEI also acts as distributor for the following other investment companies:

                  The Achievement Funds Trust
                  The Advisors' Inner Circle Fund
                  Alpha Select Funds
                  Amerindo Funds, Inc.
                  The Arbor Fund
                  ARK Funds
                  Armada Funds
                  Bishop Street Funds
                  CNI Charter Funds
                  CUFUND
                  The Expedition Funds
                  First American Funds, Inc.
                  First American Investment Funds, Inc.
                  First American Strategy Funds, Inc.
                  First Omaha Funds, Inc.
                  Friends Ivory Funds
                  HighMark Funds
                  Huntington VA Funds
                  Johnson Family Funds, Inc.

                  The MDL Funds

                  The Nevis Fund, Inc.
                  Oak Associates Funds
                  The Armada Advantage Fund
                  The PBHG Funds, Inc.
                  PBHG Insurance Series Fund, Inc.
                  The Pillar Funds
                  Pitcairn Funds
                  SEI Asset Allocation Trust
                  SEI Daily Income Trust
                  SEI Index Funds
                  SEI Institutional Investments Trust
                  SEI Institutional Managed Trust
                  SEI Institutional International Trust
                  SEI Insurance Products Trust
                  SEI Liquid Asset Trust
                  SEI Tax Exempt Trust
                  STI Classic Funds
                  STI Classic Variable Trust
                  TIP Funds

                  iShares Inc.


SEI provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services and automated execution, clearing and settlement of securities transactions.

(b) Unless otherwise noted, the business address of each director or officer is One Freedom Valley Road, Oaks, Pennsylvania 19456:

                                         POSITION AND OFFICE                    POSITION AND OFFICE
NAME                                     WITH UNDERWRITER                       WITH REGISTRANT
----                                     ----------------                       ---------------
Alfred P. West, Jr.                      Director and Chairman of the Board     None
                                         of Directors

Carmen V. Romeo                          Director                               None

Mark J. Held                             President and COO                      None

Richard B. Lieb                          Director and Executive Vice            None
                                         President

Dennis J. McGonigle                      Executive Vice President               None

Robert M. Silvestri                      CFO and Treasurer                      None

Leo J. Dolan, Jr.                        Senior Vice President                  None

Carl A. Guarino                          Senior Vice President                  None

Jack May                                 Senior Vice President                  None

Hartland J. McKeown                      Senior Vice President                  None

Kevin P. Robins                          Senior Vice President                  None

Patrick K. Walsh                         Senior Vice President                  None

Robert Aller                             Vice President                         None

John D. Andersen                         Vice President and Managing            None
                                         Director

Timothy D. Barto                         Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary

Todd Cipperman                           Senior Vice President and              Vice President and Assistant
                                         General Counsel                        Secretary

Robert Crudup                            Vice President and                     None
                                         Managing Director

                                         POSITION AND OFFICE                    POSITION AND OFFICE
NAME                                     WITH UNDERWRITER                       WITH REGISTRANT
----                                     ----------------                       ---------------
Richard A. Deak                          Vice President and Assistant           None
                                         Secretary

Scott W. Dellorfano                      Vice President and Managing            None
                                         Director

Barbara Doyne                            Vice President                         None

Jeff Drennen                             Vice President                         None

Scott C. Fanatico                        Vice President and Managing            None
                                         Director

Steven A. Gardner                        Director                               None

Greg Gettinger                           Vice President and Assistant           None
                                         Secretary

Vic Galef                                Vice President and                     None
                                         Managing Director

Lydia A. Gavalis                         Vice President and                     Vice President and Assistant
                                         Assistant Secretary                    Secretary

Kathy Heilig                             Vice President                         None

Jeff Jacobs                              Vice President                         None

Samuel King                              Vice President                         None

Kim Kirk                                 Vice President and                     None
                                         Managing Director

John Kirk                                Vice President and Managing            None
                                         Director

John Krzeminski                          Vice President and                     None
                                         Managing Director

Carolyn McLaurin                         Vice President and                     None
                                         Managing Director

Alan H. Lauder                           Vice President                         None

Paul Lonegran                            Vice President and Managing            None
                                         Director

                                         POSITION AND OFFICE                    POSITION AND OFFICE
NAME                                     WITH UNDERWRITER                       WITH REGISTRANT
----                                     ----------------                       ---------------
Ellen Marquis                            Vice President                         None

Christine McCullough                     Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary

Mark Nagle                               Vice President                         None

Joanne Nelson                            Vice President                         None

Cynthia M. Parish                        Vice President and Secretary           None

Rob Redican                              Vice President                         None

Maria Rinehart                           Vice President                         None

Steve Smith                              Vice President                         None

Daniel Spaventa                          Vice President                         None

Kathryn L. Stanton                       Vice President                         None

Lori L. White                            Vice President and                     None
                                         Assistant Secretary

William E. Zitelli, Jr.                  Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary

Wayne M. Withrow                         Senior Vice President                  None

(c)      Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         SEI Investments Distribution Co.                     One Freedom Valley Road
         (Distributor and Sub-Administrator)                  Oaks, PA 19456

         Huntington National Bank                             Huntington Center
         (Adviser, Administrator & Custodian)                 41 South High Street
                                                              Columbus, OH 43287

         Fort Washington Investment Advisors, Inc.            420 East Fourth Street

         (Sub-Adviser)                                                 Cincinnati, OH  45202

         State Street Bank and Trust                                   Two Heritage Drive
         Company (Transfer Agent and                                   Quincy, MA  02171
         Dividend Disbursing Agent)

         Federated Global Investment Management Corp.                  Federated Investors Tower
         (Sub-Adviser)                                                 1001 Liberty Avenue
                                                                       Pittsburgh, Pennsylvania  15222-3779


ITEM 29.  MANAGEMENT SERVICES

         Not applicable.

ITEM 30.  UNDERTAKINGS

         Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on the 30th day of April, 2001.


                                            THE HUNTINGTON FUNDS

                                            By:  /s/ JAMES R. FOGGO*
                                               -------------------------------
                                                 James R. Foggo, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                TITLE                                                        DATE

/s/ James R. Foggo*                 President and Chief Executive Officer                        April 30, 2001
-------------------                 (Principal Executive Officer)
James R. Foggo


/s/ John Leven*                     Treasurer and Chief Financial Officer                        April 30, 2001
-------------------------           (Principal Financial and Accounting
John Leven                          Officer)

/s/ David S. Schoedinger*           Trustee                                                      April 30, 2001
-------------------------
David S. Schoedinger

/s/ William R. Wise*                Trustee                                                      April 30, 2001
---------------------------
William R. Wise

/s/ John M. Shary*                  Trustee                                                      April 30, 2001
-------------------------
John M. Shary

/s/ Thomas J. Westerfield*          Trustee                                                      April 30, 2001
--------------------------
Thomas J. Westerfield


*Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney attached hereto.

By:  /s/ Alyssa Albertelli
   --------------------------
         Alyssa Albertelli
         Attorney-In-Fact

                                POWER OF ATTORNEY

         The undersigned, being the President and Chief Executive Officer of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a President and Chief Executive Officer or as an officer of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                     CAPACITY                        DATE
---------                     --------                        ----

/s/ James R. Foggo            President and Chief             February 13, 2001
------------------            Executive Officer
James R. Foggo

                                POWER OF ATTORNEY

         The undersigned, being the Treasurer and Chief Financial Officer of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an Controller, Treasurer and Chief Financial Officer of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                       CAPACITY                       DATE
---------                       --------                       ----


/s/ John Leven                  Treasurer and Chief            December 6, 2000
-------------                   Financial Officer
John Leven

                                POWER OF ATTORNEY

         The undersigned, being a Trustee of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                           CAPACITY                  DATE
---------                           --------                  ----


/s/ David S. Schoedinger            Trustee                   December 7, 2000
------------------------
David S. Schoedinger

                                POWER OF ATTORNEY

         The undersigned, being a Trustee of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned a Trustee of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                            CAPACITY                  DATE
---------                            --------                  ----


/s/ William R. Wise                  Trustee                   December 11, 2000
---------------------------
William R. Wise

                                POWER OF ATTORNEY

         The undersigned, being a Trustee of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                           CAPACITY                  DATE
---------                           --------                  ----


/s/ John M. Shary                   Trustee                   December 8, 2000
-----------------
John M. Shary

                                POWER OF ATTORNEY

         The undersigned, being a Trustee of the Huntington Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Huntington Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Huntington Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of the Huntington Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.

SIGNATURE                           CAPACITY                 DATE
---------                           --------                 ----


/s/ Thomas J. Westerfield           Trustee                  February 8, 2001
-------------------------
Thomas J. Westerfield

                                  Exhibit Index
                                  -------------

Exhibit No.                        Description                                             Page
-----------                        -----------                                             ----
(d)(vii)          Investment Advisory Agreement with Huntington National Bank.

(d)(viii)         Sub-Advisory Agreement with Federated.

(g)(ii)           Custodian Agreement with State Street Bank and Trust Company.

(h)(ii)(1)        Amendment to Schedule A of Administration Agreement.

(h)(iii)(1)       Amended Schedules A and B to the Sub-Administration Agreement.

(h)(iv)           Administrative Services Agreement.

(i)               Opinion of Ropes & Gray.

(j)(1)            Consent of KPMG LLP.

(j)(2)            Consent of Ropes & Gray.

(m)(1)           Amended and Restated Exhibit A to Distribution and Shareholder
                  Services Plan.

(n)(1)            Amended Exhibit to Multiple Class Plan.

(p)(iv)           Code of Ethics of Federated.